Quarterly Report
March 31, 2022
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2022

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.2% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	1,709	$169,311
Apparel Retail - 1.1%
Ross Stores Inc.	3,158	285,673
Application Software - 3.2%
Adobe Inc. (a)	302	137,597
Intuit Inc.	109	52,411
salesforce.com Inc. (a)	1,927	409,141
Splunk Inc. (a)	1,670	248,179
		847,328
Asset Management & Custody Banks - 0.1%
Blackstone Inc.	305	38,717
Auto Parts & Equipment - 0.8%
Magna International Inc.	3,258	209,522
Automobile Manufacturers - 0.7%
Ford Motor Co.	10,651	180,108
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	253	173,295
Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	1,311	101,078
Vertex Pharmaceuticals Inc. (a)	958	250,009
		351,087
Building Products - 0.7%
Allegion PLC	560	61,477
Trane Technologies PLC	832	127,046
		188,523
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	132	72,008
Comcast Corp., Class A	6,468	302,832
		374,840
Communications Equipment - 0.2%
Cisco Systems Inc.	1,008	56,206
Construction Materials - 0.3%
Martin Marietta Materials Inc.	187	71,974
Data Processing & Outsourced Services - 5.8%
Fidelity National Information Services Inc.	3,023	303,570
Mastercard Inc., Class A	1,398	499,617
PayPal Holdings Inc. (a)	1,041	120,392
Visa Inc., Class A	2,778	616,077
		1,539,656
Diversified Banks - 1.7%
JPMorgan Chase & Co.	3,207	437,178
Diversified Support Services - 0.4%
Cintas Corp.	254	108,049
Electric Utilities - 1.0%
NextEra Energy Inc.	3,132	265,312
Electronic Components - 1.3%
Amphenol Corp., Class A	3,147	237,126
	Number of Shares	Fair Value
Corning Inc.	2,558	$94,416
		331,542
Environmental & Facilities Services - 0.5%
Waste Management Inc.	811	128,544
Financial Exchanges & Data - 1.2%
CME Group Inc.	536	127,493
S&P Global Inc.	487	199,758
		327,251
Footwear - 0.1%
NIKE Inc., Class B	199	26,777
Healthcare Equipment - 3.4%
Becton Dickinson & Co.	449	119,434
Boston Scientific Corp. (a)	7,063	312,820
Edwards Lifesciences Corp. (a)	751	88,408
Medtronic PLC	1,963	217,795
Zimmer Biomet Holdings Inc.	1,217	155,654
		894,111
Healthcare Services - 0.6%
Cigna Corp.	704	168,685
Home Improvement Retail - 1.7%
Lowe's Companies Inc.	1,844	372,838
The Home Depot Inc.	251	75,132
		447,970
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	1,640	288,230
Household Products - 1.2%
Colgate-Palmolive Co.	1,146	86,901
The Procter & Gamble Co.	1,575	240,660
		327,561
Hypermarkets & Super Centers - 0.7%
Walmart Inc.	1,178	175,428
Industrial Conglomerates - 1.4%
Honeywell International Inc.	1,834	356,860
Industrial Gases - 1.3%
Air Products & Chemicals Inc.	1,366	341,377
Industrial Machinery - 1.4%
Parker-Hannifin Corp.	1,036	293,975
Xylem Inc.	746	63,604
		357,579
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	456	77,712
Integrated Oil & Gas - 0.8%
Chevron Corp.	1,367	222,589
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	794	63,607
Interactive Media & Services - 7.1%
Alphabet Inc., Class C (a)	134	374,261
Alphabet Inc., Class A (a)	370	1,029,100

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (a)	2,087	$464,065
		1,867,426
Internet & Direct Marketing Retail - 5.0%
Amazon.com Inc. (a)	402	1,310,500
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	4,398	370,795
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	296	99,820
Life & Health Insurance - 0.1%
Lincoln National Corp.	575	37,582
Life Sciences Tools & Services - 0.8%
IQVIA Holdings Inc. (a)	934	215,950
Managed Healthcare - 2.7%
Humana Inc.	360	156,661
UnitedHealth Group Inc.	1,081	551,278
		707,939
Movies & Entertainment - 2.1%
Netflix Inc. (a)	749	280,568
The Walt Disney Co. (a)	1,943	266,502
		547,070
Multi-Line Insurance - 0.3%
American International Group Inc.	1,387	87,062
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	1,050	370,556
Multi-Utilities - 0.8%
Sempra Energy	1,303	219,060
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	3,832	158,300
Oil & Gas Exploration & Production - 2.4%
ConocoPhillips	4,414	441,400
Pioneer Natural Resources Co.	720	180,022
		621,422
Packaged Foods & Meats - 0.6%
Mondelez International Inc., Class A	2,588	162,475
Personal Products - 0.3%
The Estee Lauder Companies Inc., Class A	239	65,084
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	1,386	91,947
Bristol-Myers Squibb Co.	2,128	155,408
Elanco Animal Health Inc. (a)	2,503	65,303
Johnson & Johnson	3,285	582,200
Merck & Company Inc.	5,091	417,717
		1,312,575
Property & Casualty Insurance - 1.3%
Chubb Ltd.	1,555	332,615
Railroads - 0.7%
Union Pacific Corp.	706	192,886
	Number of Shares	Fair Value
Regional Banks - 3.0%
First Republic Bank	2,010	$325,821
Regions Financial Corp.	12,151	270,481
SVB Financial Group (a)	336	187,975
		784,277
Restaurants - 0.6%
McDonald's Corp.	651	160,979
Semiconductor Equipment - 1.4%
Applied Materials Inc.	2,854	376,157
Semiconductors - 5.2%
Advanced Micro Devices Inc. (a)	1,962	214,525
NVIDIA Corp.	1,189	324,431
QUALCOMM Inc.	3,143	480,313
Texas Instruments Inc.	1,884	345,676
		1,364,945
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	803	64,160
PepsiCo Inc.	1,199	200,688
		264,848
Specialized REITs - 1.2%
American Tower Corp.	1,261	316,788
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	939	69,092
Ecolab Inc.	258	45,552
PPG Industries Inc.	503	65,928
		180,572
Systems Software - 7.4%
Microsoft Corp.	5,427	1,673,199
Oracle Corp.	1,118	92,492
ServiceNow Inc. (a)	353	196,582
		1,962,273
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	8,773	1,531,854
Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	965	342,778
Trucking - 0.1%
Lyft Inc., Class A (a)	712	27,341
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	519	66,614
Total Common Stock (Cost $15,883,844)		25,891,145
Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c) (Cost $473,105)	473,105	473,105
Total Investments (Cost $16,356,949)		26,364,250
Liabilities in Excess of Other Assets, net - (0.0)%*		(9,133)
NET ASSETS - 100.0%		$26,355,117

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2022

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	1	$213,102	$226,537	$13,435
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$25,891,145	$—	$—	$25,891,145
Short-Term Investments	473,105	—	—	473,105
Total Investments in Securities	$26,364,250	$—	$—	$26,364,250
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	13,435	—	—	13,435
Total Other Financial Instruments	$13,435	$—	$—	$13,435

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	742,013	$742,013	$1,702,304	$1,971,212	$—	$—	473,105	$473,105	$94
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Common Stock - 99.5% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$86,832
The Interpublic Group of Companies Inc.	2,061	73,063
		159,895
Aerospace & Defense - 1.6%
General Dynamics Corp.	1,156	278,804
Howmet Aerospace Inc.	1,808	64,980
Huntington Ingalls Industries Inc.	200	39,888
L3Harris Technologies Inc.	984	244,494
Lockheed Martin Corp.	1,215	536,301
Northrop Grumman Corp.	733	327,812
Raytheon Technologies Corp.	7,483	741,341
Textron Inc.	1,136	84,496
The Boeing Co. (a)	2,748	526,242
TransDigm Group Inc. (a)	270	175,916
		3,020,274
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,406	584,137
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	2,806	253,270
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	652	70,227
Expeditors International of Washington Inc.	832	85,829
FedEx Corp.	1,222	282,758
United Parcel Service Inc., Class B	3,656	784,066
		1,222,880
Airlines - 0.2%
Alaska Air Group Inc. (a)	700	40,607
American Airlines Group Inc. (a)	3,511	64,076
Delta Air Lines Inc. (a)	3,299	130,541
Southwest Airlines Co. (a)	2,970	136,026
United Airlines Holdings Inc. (a)	1,624	75,289
		446,539
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	4,737	53,386
Apparel Retail - 0.3%
Ross Stores Inc.	1,832	165,723
The TJX Companies Inc.	5,925	358,936
		524,659
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	407	31,180
Ralph Lauren Corp.	270	30,629
Tapestry Inc.	1,189	44,171
Under Armour Inc., Class A (a)	973	16,561
Under Armour Inc., Class C (a)	1,012	15,747
VF Corp.	1,741	98,993
		237,281
Application Software - 2.1%
Adobe Inc. (a)	2,353	1,072,074
ANSYS Inc. (a)	422	134,048
Autodesk Inc. (a)	1,103	236,428
	Number of Shares	Fair Value
Cadence Design Systems Inc. (a)	1,390	$228,599
Ceridian HCM Holding Inc. (a)	666	45,528
Citrix Systems Inc.	584	58,926
Intuit Inc.	1,420	682,793
Paycom Software Inc. (a)	250	86,595
PTC Inc. (a)	500	53,860
salesforce.com Inc. (a)	4,939	1,048,648
Synopsys Inc. (a)	769	256,285
Tyler Technologies Inc. (a)	200	88,978
		3,992,762
Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	576	173,007
BlackRock Inc.	715	546,382
Franklin Resources Inc.	1,491	41,629
Invesco Ltd.	2,050	47,273
Northern Trust Corp.	1,071	124,718
State Street Corp. (b)	1,835	159,865
T Rowe Price Group Inc.	1,149	173,717
The Bank of New York Mellon Corp.	3,617	179,512
		1,446,103
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,387	166,038
BorgWarner Inc.	1,236	48,080
		214,118
Automobile Manufacturers - 2.7%
Ford Motor Co.	19,724	333,533
General Motors Co. (a)	7,286	318,689
Tesla Inc. (a)	4,198	4,523,765
		5,175,987
Automotive Retail - 0.3%
Advance Auto Parts Inc.	304	62,916
AutoZone Inc. (a)	103	210,592
CarMax Inc. (a)	834	80,464
O'Reilly Automotive Inc. (a)	330	226,037
		580,009
Biotechnology - 1.9%
AbbVie Inc.	8,865	1,437,105
Amgen Inc.	2,804	678,063
Biogen Inc. (a)	757	159,424
Gilead Sciences Inc.	6,290	373,940
Incyte Corp. (a)	968	76,879
Moderna Inc. (a)	1,769	304,728
Regeneron Pharmaceuticals Inc. (a)	535	373,655
Vertex Pharmaceuticals Inc. (a)	1,277	333,259
		3,737,053
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	1,078	57,544
Broadcasting - 0.1%
Discovery Inc., Class A (a)	806	20,086
Discovery Inc., Class C (a)	1,640	40,951
Fox Corp., Class A	1,530	60,358
Fox Corp., Class B	740	26,847
Paramount Global, Class B	2,936	111,010
		259,252

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Building Products - 0.4%
A O Smith Corp.	607	$38,781
Allegion PLC	398	43,692
Carrier Global Corp.	4,167	191,140
Fortune Brands Home & Security Inc.	700	51,996
Johnson Controls International PLC	3,454	226,479
Masco Corp.	1,282	65,382
Trane Technologies PLC	1,158	176,827
		794,297
Cable & Satellite - 0.7%
Charter Communications Inc., Class A (a)	609	332,221
Comcast Corp., Class A	22,685	1,062,112
DISH Network Corp., Class A (a)	1,098	34,752
		1,429,085
Casinos & Gaming - 0.2%
Caesars Entertainment Inc. (a)	1,071	82,853
Las Vegas Sands Corp. (a)	1,739	67,595
MGM Resorts International	1,997	83,754
Penn National Gaming Inc. (a)	755	32,027
Wynn Resorts Ltd. (a)	481	38,355
		304,584
Commodity Chemicals - 0.2%
Dow Inc.	3,689	235,063
LyondellBasell Industries N.V., Class A	1,338	137,573
		372,636
Communications Equipment - 0.9%
Arista Networks Inc. (a)	1,128	156,770
Cisco Systems Inc.	21,149	1,179,268
F5 Inc. (a)	311	64,984
Juniper Networks Inc.	1,508	56,037
Motorola Solutions Inc.	847	205,143
		1,662,202
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,117	101,535
Construction & Engineering - 0.1%
Quanta Services Inc.	715	94,101
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	2,689	599,163
Cummins Inc.	742	152,191
PACCAR Inc.	1,742	153,418
Westinghouse Air Brake Technologies Corp.	888	85,399
		990,171
Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	125,859
Vulcan Materials Co.	695	127,672
		253,531
Consumer Electronics - 0.1%
Garmin Ltd.	800	94,888
Consumer Finance - 0.6%
American Express Co.	3,084	576,708
Capital One Financial Corp.	2,070	271,770
	Number of Shares	Fair Value
Discover Financial Services	1,411	$155,478
Synchrony Financial	2,466	85,842
		1,089,798
Copper - 0.2%
Freeport-McMoRan Inc.	7,362	366,186
Data Processing & Outsourced Services - 3.0%
Automatic Data Processing Inc.	2,106	479,199
Broadridge Financial Solutions Inc.	562	87,509
Fidelity National Information Services Inc.	3,054	306,683
Fiserv Inc. (a)	2,980	302,172
FleetCor Technologies Inc. (a)	388	96,635
Global Payments Inc.	1,396	191,029
Jack Henry & Associates Inc.	349	68,770
Mastercard Inc., Class A	4,328	1,546,741
Paychex Inc.	1,610	219,717
PayPal Holdings Inc. (a)	5,807	671,580
Visa Inc., Class A	8,316	1,844,239
		5,814,274
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	994	66,618
Constellation Brands Inc., Class A	801	184,486
		251,104
Distributors - 0.1%
Genuine Parts Co.	679	85,567
LKQ Corp.	1,382	62,757
Pool Corp.	200	84,570
		232,894
Diversified Banks - 2.8%
Bank of America Corp.	35,646	1,469,328
Citigroup Inc.	9,951	531,383
JPMorgan Chase & Co.	14,819	2,020,126
U.S. Bancorp	6,772	359,932
Wells Fargo & Co.	19,485	944,243
		5,325,012
Diversified Support Services - 0.2%
Cintas Corp.	448	190,575
Copart Inc. (a)	1,066	133,751
		324,326
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,593	160,859
Electric Utilities - 1.7%
Alliant Energy Corp.	1,156	72,227
American Electric Power Company Inc.	2,466	246,033
Constellation Energy Corp.	1,611	90,619
Duke Energy Corp.	3,857	430,673
Edison International	1,870	131,087
Entergy Corp.	1,036	120,953
Evergy Inc.	1,088	74,354
Eversource Energy	1,739	153,362
Exelon Corp.	4,912	233,958
FirstEnergy Corp.	2,859	131,114
NextEra Energy Inc.	9,839	833,462
NRG Energy Inc.	1,262	48,410
Pinnacle West Capital Corp.	489	38,191

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
PPL Corp.	3,931	$112,269
The Southern Co.	5,314	385,318
Xcel Energy Inc.	2,701	194,931
		3,296,961
Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,193	158,884
Eaton Corporation PLC	1,999	303,368
Emerson Electric Co.	2,930	287,286
Generac Holdings Inc. (a)	324	96,312
Rockwell Automation Inc.	584	163,538
		1,009,388
Electronic Components - 0.2%
Amphenol Corp., Class A	3,003	226,276
Corning Inc.	3,647	134,611
		360,887
Electronic Equipment & Instruments - 0.2%
Keysight Technologies Inc. (a)	950	150,072
Teledyne Technologies Inc. (a)	223	105,396
Trimble Inc. (a)	1,259	90,824
Zebra Technologies Corp., Class A (a)	276	114,181
		460,473
Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	19,647
TE Connectivity Ltd.	1,592	208,520
		228,167
Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,047	138,727
Rollins Inc.	1,200	42,060
Waste Management Inc.	1,906	302,101
		482,888
Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings Inc.	1,106	113,984
Corteva Inc.	3,558	204,514
FMC Corp.	653	85,915
The Mosaic Co.	1,910	127,015
		531,428
Financial Exchanges & Data - 1.2%
Cboe Global Markets Inc.	577	66,020
CME Group Inc.	1,802	428,624
FactSet Research Systems Inc.	200	86,830
Intercontinental Exchange Inc.	2,804	370,464
MarketAxess Holdings Inc.	206	70,081
Moody's Corp.	821	277,014
MSCI Inc.	402	202,158
Nasdaq Inc.	576	102,643
S&P Global Inc.	1,776	728,480
		2,332,314
Food Distributors - 0.1%
Sysco Corp.	2,545	207,799
Food Retail - 0.1%
The Kroger Co.	3,256	186,797
Footwear - 0.5%
NIKE Inc., Class B	6,400	861,184
	Number of Shares	Fair Value
Gas Utilities - 0.0% *
Atmos Energy Corp.	700	$83,643
General Merchandise Stores - 0.5%
Dollar General Corp.	1,141	254,021
Dollar Tree Inc. (a)	1,149	184,012
Target Corp.	2,403	509,965
		947,998
Gold - 0.2%
Newmont Corp.	3,999	317,721
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	91,627
Ventas Inc.	1,922	118,703
Welltower Inc.	2,144	206,124
		416,454
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	755	116,806
Cardinal Health Inc.	1,453	82,385
Henry Schein Inc. (a)	663	57,807
McKesson Corp.	751	229,904
		486,902
Healthcare Equipment - 2.7%
Abbott Laboratories	8,867	1,049,498
ABIOMED Inc. (a)	238	78,835
Baxter International Inc.	2,481	192,377
Becton Dickinson & Co.	1,428	379,848
Boston Scientific Corp. (a)	7,146	316,496
Dexcom Inc. (a)	473	241,987
Edwards Lifesciences Corp. (a)	3,131	368,581
Hologic Inc. (a)	1,277	98,099
IDEXX Laboratories Inc. (a)	425	232,501
Intuitive Surgical Inc. (a)	1,794	541,214
Medtronic PLC	6,742	748,025
ResMed Inc.	733	177,760
STERIS PLC	500	120,885
Stryker Corp.	1,684	450,218
Teleflex Inc.	222	78,772
Zimmer Biomet Holdings Inc.	1,087	139,027
		5,214,123
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,178	295,230
Universal Health Services Inc., Class B	364	52,762
		347,992
Healthcare Services - 0.7%
Cigna Corp.	1,609	385,533
CVS Health Corp.	6,567	664,646
DaVita Inc. (a)	358	40,493
Laboratory Corporation of America Holdings (a)	493	129,984
Quest Diagnostics Inc.	618	84,580
		1,305,236
Healthcare Supplies - 0.2%
Align Technology Inc. (a)	364	158,704
DENTSPLY SIRONA Inc.	977	48,088
The Cooper Companies Inc.	257	107,321
		314,113

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Healthcare Technology - 0.1%
Cerner Corp.	1,430	$133,791
Home Building - 0.2%
D.R. Horton Inc.	1,680	125,177
Lennar Corp., Class A	1,244	100,975
NVR Inc. (a)	17	75,944
PulteGroup Inc.	1,305	54,679
		356,775
Home Furnishings - 0.0% *
Mohawk Industries Inc. (a)	275	34,155
Home Improvement Retail - 1.2%
Lowe's Companies Inc.	3,370	681,380
The Home Depot Inc.	5,236	1,567,292
		2,248,672
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc.	3,617	70,278
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings Inc. (a)	206	483,781
Carnival Corp. (a)	4,167	84,257
Expedia Group Inc. (a)	753	147,340
Hilton Worldwide Holdings Inc. (a)	1,415	214,712
Marriott International Inc., Class A (a)	1,382	242,886
Norwegian Cruise Line Holdings Ltd. (a)	2,096	45,860
Royal Caribbean Cruises Ltd. (a)	1,156	96,850
		1,315,686
Household Appliances - 0.0% *
Whirlpool Corp.	313	54,080
Household Products - 1.3%
Church & Dwight Company Inc.	1,223	121,542
Colgate-Palmolive Co.	4,145	314,315
Kimberly-Clark Corp.	1,702	209,618
The Clorox Co.	617	85,782
The Procter & Gamble Co.	12,020	1,836,656
		2,567,913
Housewares & Specialties - 0.0% *
Newell Brands Inc.	1,635	35,005
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	575	65,653
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	2,224	1,280,690
Walmart Inc.	7,094	1,056,439
		2,337,129
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp.	3,256	83,777
Industrial Conglomerates - 1.0%
3M Co.	2,825	420,586
General Electric Co.	5,461	499,682
Honeywell International Inc.	3,430	667,409
Roper Technologies Inc.	517	244,143
		1,831,820
	Number of Shares	Fair Value
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,112	$277,900
Linde PLC (a)	2,570	820,935
		1,098,835
Industrial Machinery - 0.7%
Dover Corp.	706	110,771
Fortive Corp.	1,849	112,660
IDEX Corp.	411	78,801
Illinois Tool Works Inc.	1,432	299,861
Ingersoll Rand Inc.	1,949	98,132
Nordson Corp.	300	68,124
Otis Worldwide Corp.	2,190	168,521
Parker-Hannifin Corp.	644	182,741
Pentair PLC	953	51,662
Snap-on Inc.	282	57,945
Stanley Black & Decker Inc.	818	114,348
Xylem Inc.	895	76,308
		1,419,874
Industrial REITs - 0.4%
Duke Realty Corp.	1,853	107,585
Prologis Inc.	3,711	599,252
		706,837
Insurance Brokers - 0.6%
Aon PLC, Class A	1,077	350,704
Arthur J Gallagher & Co.	1,027	179,314
Brown & Brown Inc.	1,145	82,749
Marsh & McLennan Companies Inc.	2,496	425,368
Willis Towers Watson PLC	612	144,567
		1,182,702
Integrated Oil & Gas - 1.9%
Chevron Corp.	9,666	1,573,915
Exxon Mobil Corp.	21,229	1,753,303
Occidental Petroleum Corp.	4,349	246,762
		3,573,980
Integrated Telecommunication Services - 1.0%
AT&T Inc.	35,809	846,167
Verizon Communications Inc.	21,051	1,072,338
		1,918,505
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	3,928	314,672
Electronic Arts Inc.	1,378	174,331
Take-Two Interactive Software Inc. (a)	579	89,015
		578,018
Interactive Media & Services - 5.7%
Alphabet Inc., Class C (a)	1,393	3,890,635
Alphabet Inc., Class A (a)	1,508	4,194,276
Match Group Inc. (a)	1,443	156,912
Meta Platforms Inc., Class A (a)	11,579	2,574,706
Twitter Inc. (a)	4,151	160,602
		10,977,131
Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc. (a)	2,194	7,152,330
eBay Inc.	3,036	173,842

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Etsy Inc. (a)	600	$74,568
		7,400,740
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	94,796
VeriSign Inc. (a)	498	110,785
		205,581
Investment Banking & Brokerage - 1.0%
Morgan Stanley	7,101	620,627
Raymond James Financial Inc.	937	102,986
The Charles Schwab Corp.	7,539	635,613
The Goldman Sachs Group Inc.	1,702	561,830
		1,921,056
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	3,169	1,068,682
Cognizant Technology Solutions Corp., Class A	2,568	230,273
DXC Technology Co. (a)	1,457	47,542
EPAM Systems Inc. (a)	300	88,983
Gartner Inc. (a)	412	122,553
International Business Machines Corp.	4,497	584,700
		2,142,733
Leisure Products - 0.0% *
Hasbro Inc.	692	56,689
Life & Health Insurance - 0.5%
Aflac Inc.	2,938	189,178
Globe Life Inc.	457	45,974
Lincoln National Corp.	863	56,406
MetLife Inc.	3,495	245,629
Principal Financial Group Inc.	1,311	96,240
Prudential Financial Inc.	1,905	225,114
		858,541
Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc.	1,542	204,053
Bio-Rad Laboratories Inc., Class A (a)	100	56,323
Bio-Techne Corp.	200	86,608
Charles River Laboratories International Inc. (a)	272	77,240
Danaher Corp.	3,191	936,016
Illumina Inc. (a)	784	273,930
IQVIA Holdings Inc. (a)	934	215,950
Mettler-Toledo International Inc. (a)	115	157,917
PerkinElmer Inc.	651	113,573
Thermo Fisher Scientific Inc.	1,976	1,167,124
Waters Corp. (a)	315	97,773
West Pharmaceutical Services Inc.	382	156,891
		3,543,398
Managed Healthcare - 1.9%
Anthem Inc.	1,217	597,815
Centene Corp. (a)	2,926	246,340
Humana Inc.	645	280,685
Molina Healthcare Inc. (a)	300	100,077
UnitedHealth Group Inc.	4,723	2,408,588
		3,633,505
	Number of Shares	Fair Value
Metal & Glass Containers - 0.1%
Ball Corp.	1,658	$149,220
Movies & Entertainment - 1.1%
Live Nation Entertainment Inc. (a)	639	75,172
Netflix Inc. (a)	2,226	833,837
The Walt Disney Co. (a)	9,130	1,252,271
		2,161,280
Multi-Line Insurance - 0.2%
American International Group Inc.	4,164	261,374
Assurant Inc.	252	45,821
The Hartford Financial Services Group Inc.	1,755	126,027
		433,222
Multi-Sector Holdings - 1.7%
Berkshire Hathaway Inc., Class B (a)	9,183	3,240,773
Multi-Utilities - 0.8%
Ameren Corp.	1,242	116,450
CenterPoint Energy Inc.	2,964	90,817
CMS Energy Corp.	1,449	101,343
Consolidated Edison Inc.	1,720	162,850
Dominion Energy Inc.	4,062	345,148
DTE Energy Co.	999	132,078
NiSource Inc.	2,025	64,395
Public Service Enterprise Group Inc.	2,607	182,490
Sempra Energy	1,601	269,160
WEC Energy Group Inc.	1,635	163,189
		1,627,920
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	140,875
Boston Properties Inc.	678	87,326
Vornado Realty Trust	811	36,755
		264,956
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,506	164,064
Halliburton Co.	4,615	174,770
Schlumberger N.V.	7,104	293,466
		632,300
Oil & Gas Exploration & Production - 1.1%
APA Corp.	1,822	75,303
ConocoPhillips	6,530	653,000
Coterra Energy Inc.	4,280	115,432
Devon Energy Corp.	3,246	191,936
Diamondback Energy Inc.	854	117,066
EOG Resources Inc.	2,934	349,821
Hess Corp.	1,421	152,104
Marathon Oil Corp.	3,639	91,375
Pioneer Natural Resources Co.	1,139	284,784
		2,030,821
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	2,827	241,708
Phillips 66	2,327	201,030
Valero Energy Corp.	1,988	201,862
		644,600

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	9,505	$179,740
ONEOK Inc.	2,165	152,914
The Williams Companies Inc.	5,955	198,956
		531,610
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	1,076	47,957
Conagra Brands Inc.	2,363	79,326
General Mills Inc.	2,956	200,180
Hormel Foods Corp.	1,297	66,848
Kellogg Co.	1,286	82,934
Lamb Weston Holdings Inc.	868	52,002
McCormick & Company Inc.	1,210	120,758
Mondelez International Inc., Class A	6,962	437,074
The Hershey Co.	729	157,923
The J M Smucker Co.	559	75,694
The Kraft Heinz Co.	3,660	144,168
Tyson Foods Inc., Class A	1,466	131,398
		1,596,262
Paper Packaging - 0.2%
Amcor PLC	7,904	89,552
Avery Dennison Corp.	438	76,199
International Paper Co.	1,996	92,115
Packaging Corporation of America	498	77,743
Sealed Air Corp.	764	51,158
Westrock Co.	1,358	63,867
		450,634
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,165	317,253
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	10,930	798,218
Catalent Inc. (a)	902	100,032
Eli Lilly & Co.	3,981	1,140,039
Johnson & Johnson	13,201	2,339,613
Merck & Company Inc.	12,666	1,039,245
Organon & Co.	1,403	49,007
Pfizer Inc.	28,146	1,457,118
Viatris Inc.	6,235	67,837
Zoetis Inc.	2,373	447,524
		7,438,633
Property & Casualty Insurance - 0.7%
Chubb Ltd.	2,160	462,024
Cincinnati Financial Corp.	723	98,299
Loews Corp.	1,024	66,376
The Allstate Corp.	1,382	191,421
The Progressive Corp.	2,877	327,949
The Travelers Companies Inc.	1,210	221,103
WR Berkley Corp.	1,017	67,722
		1,434,894
Publishing - 0.0% *
News Corp., Class A	2,096	46,426
News Corp., Class B	748	16,845
		63,271
Railroads - 0.8%
CSX Corp.	10,965	410,639
Norfolk Southern Corp.	1,202	342,834
	Number of Shares	Fair Value
Union Pacific Corp.	3,194	$872,633
		1,626,106
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,725	157,872
Regional Banks - 1.0%
Citizens Financial Group Inc.	2,100	95,193
Comerica Inc.	648	58,599
Fifth Third Bancorp	3,525	151,716
First Republic Bank	899	145,728
Huntington Bancshares Inc.	7,457	109,021
KeyCorp	4,800	107,424
M&T Bank Corp.	618	104,751
People's United Financial Inc.	2,459	49,155
Regions Financial Corp.	4,494	100,036
Signature Bank	300	88,047
SVB Financial Group (a)	300	167,835
The PNC Financial Services Group Inc.	2,079	383,472
Truist Financial Corp.	6,694	379,550
Zions Bancorp NA	700	45,892
		1,986,419
Reinsurance - 0.0% *
Everest Re Group Ltd.	200	60,276
Research & Consulting Services - 0.3%
Equifax Inc.	590	139,889
Jacobs Engineering Group Inc.	664	91,506
Leidos Holdings Inc.	645	69,673
Nielsen Holdings PLC	1,799	49,004
Verisk Analytics Inc.	795	170,631
		520,703
Residential REITs - 0.3%
AvalonBay Communities Inc.	720	178,826
Equity Residential	1,730	155,562
Essex Property Trust Inc.	337	116,427
Mid-America Apartment Communities Inc.	600	125,670
UDR Inc.	1,498	85,940
		662,425
Restaurants - 1.0%
Chipotle Mexican Grill Inc. (a)	142	224,648
Darden Restaurants Inc.	608	80,834
Domino's Pizza Inc.	182	74,076
McDonald's Corp.	3,747	926,558
Starbucks Corp.	5,768	524,715
Yum! Brands Inc.	1,428	169,261
		2,000,092
Retail REITs - 0.3%
Federal Realty Investment Trust	394	48,096
Kimco Realty Corp.	3,332	82,300
Realty Income Corp.	2,900	200,970
Regency Centers Corp.	820	58,499
Simon Property Group Inc.	1,670	219,705
		609,570
Semiconductor Equipment - 0.8%
Applied Materials Inc.	4,448	586,247
Enphase Energy Inc. (a)	700	141,246
KLA Corp.	756	276,741

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Lam Research Corp.	700	$376,327
SolarEdge Technologies Inc. (a)	271	87,362
Teradyne Inc.	836	98,840
		1,566,763
Semiconductors - 5.2%
Advanced Micro Devices Inc. (a)	8,198	896,369
Analog Devices Inc.	2,634	435,084
Broadcom Inc.	2,070	1,303,438
Intel Corp.	20,419	1,011,966
Microchip Technology Inc.	2,788	209,490
Micron Technology Inc.	5,615	437,352
Monolithic Power Systems Inc.	206	100,050
NVIDIA Corp.	12,536	3,420,573
NXP Semiconductors N.V.	1,334	246,897
Qorvo Inc. (a)	600	74,460
QUALCOMM Inc.	5,651	863,586
Skyworks Solutions Inc.	794	105,824
Texas Instruments Inc.	4,631	849,696
		9,954,785
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	1,937	154,766
PepsiCo Inc.	6,937	1,161,115
The Coca-Cola Co.	19,494	1,208,628
		2,524,509
Specialized REITs - 1.2%
American Tower Corp.	2,284	573,787
Crown Castle International Corp.	2,167	400,028
Digital Realty Trust Inc.	1,455	206,319
Equinix Inc.	452	335,212
Extra Space Storage Inc.	664	136,518
Iron Mountain Inc.	1,483	82,173
Public Storage	749	292,320
SBA Communications Corp.	539	185,470
Weyerhaeuser Co.	3,747	142,011
		2,353,838
Specialty Chemicals - 0.7%
Albemarle Corp.	610	134,901
Celanese Corp.	526	75,150
DuPont de Nemours Inc.	2,529	186,084
Eastman Chemical Co.	693	77,657
Ecolab Inc.	1,247	220,170
International Flavors & Fragrances Inc.	1,299	170,598
PPG Industries Inc.	1,224	160,430
The Sherwin-Williams Co.	1,210	302,040
		1,327,030
Specialty Stores - 0.2%
Bath & Body Works Inc.	1,292	61,757
Tractor Supply Co.	587	136,988
Ulta Beauty Inc. (a)	271	107,918
		306,663
Steel - 0.1%
Nucor Corp.	1,364	202,759
	Number of Shares	Fair Value
Systems Software - 6.8%
Fortinet Inc. (a)	680	$232,383
Microsoft Corp.	37,593	11,590,298
NortonLifeLock Inc.	2,772	73,513
Oracle Corp.	7,901	653,650
ServiceNow Inc. (a)	1,003	558,561
		13,108,405
Technology Distributors - 0.1%
CDW Corp.	700	125,223
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc.	77,743	13,574,705
Hewlett Packard Enterprise Co.	6,633	110,837
HP Inc.	5,429	197,073
NetApp Inc.	1,158	96,114
Seagate Technology Holdings PLC	1,002	90,080
Western Digital Corp. (a)	1,658	82,320
		14,151,129
Tobacco - 0.6%
Altria Group Inc.	9,070	473,908
Philip Morris International Inc.	7,726	725,780
		1,199,688
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,965	176,121
United Rentals Inc. (a)	363	128,941
WW Grainger Inc.	207	106,769
		411,831
Trucking - 0.1%
JB Hunt Transport Services Inc.	452	90,757
Old Dominion Freight Line Inc.	476	142,172
		232,929
Water Utilities - 0.1%
American Water Works Company Inc.	921	152,453
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	2,926	375,552
Total Common Stock (Cost $55,540,691)		192,006,628
Short-Term Investments - 0.5%
State Street Institutional Liquid Reserves Fund - Premier Class 0.37% (c)(d) (Cost $1,076,207)	1,076,524	1,076,416
Total Investments (Cost $56,616,898)		193,083,044
Liabilities in Excess of Other Assets, net - (0.0)%*		(84,836)
NET ASSETS - 100.0%		$192,998,208

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2022

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	6	$1,264,103	$1,359,225	$95,122
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$192,006,628	$—	$—	$192,006,628
Short-Term Investments	1,076,416	—	—	1,076,416
Total Investments in Securities	$193,083,044	$—	$—	$193,083,044
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	95,122	—	—	95,122
Total Other Financial Instruments	$95,122	$—	$—	$95,122

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	1,906	$177,258	$1,369	$7,156	$3,578	$(15,184)	1,835	$159,865	$—
State Street Institutional Liquid Reserves Fund, Premier Class	741,439	741,513	12,738,048	12,402,840	(305)	—	1,076,524	1,076,416	456
TOTAL		$918,771	$12,739,417	$12,409,996	$3,273	$(15,184)		$1,236,281	$456
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Common Stock - 98.8% †
Apparel Retail - 1.9%
Ross Stores Inc.	7,763	$702,241
Application Software - 5.0%
Adobe Inc. (a)	824	375,431
salesforce.com Inc. (a)	3,345	710,210
Splunk Inc. (a)	4,990	741,564
		1,827,205
Biotechnology - 2.4%
BioMarin Pharmaceutical Inc. (a)	5,063	390,357
Vertex Pharmaceuticals Inc. (a)	1,867	487,231
		877,588
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	956	521,517
Data Processing & Outsourced Services - 10.4%
Fidelity National Information Services Inc.	4,458	447,673
Mastercard Inc., Class A	2,956	1,056,415
PayPal Holdings Inc. (a)	6,382	738,078
Visa Inc., Class A	7,021	1,557,047
		3,799,213
Financial Exchanges & Data - 1.5%
S&P Global Inc.	1,313	538,566
Healthcare Equipment - 1.5%
Boston Scientific Corp. (a)	12,534	555,131
Home Improvement Retail - 2.2%
Lowe's Companies Inc.	3,959	800,470
Industrial Conglomerates - 1.1%
Honeywell International Inc.	2,012	391,495
Industrial Machinery - 1.7%
Parker-Hannifin Corp.	2,241	635,906
Interactive Media & Services - 12.9%
Alphabet Inc., Class C (a)	847	2,365,663
Alphabet Inc., Class A (a)	308	856,656
Meta Platforms Inc., Class A (a)	6,729	1,496,260
		4,718,579
Internet & Direct Marketing Retail - 9.9%
Alibaba Group Holding Ltd. ADR (a)	2,775	301,920
Amazon.com Inc. (a)	936	3,051,313
Chewy Inc., Class A (a)	6,656	271,432
		3,624,665
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	7,224	609,056
	Number of Shares	Fair Value
Managed Healthcare - 1.7%
UnitedHealth Group Inc.	1,228	$626,243
Movies & Entertainment - 2.3%
Netflix Inc. (a)	1,296	485,469
The Walt Disney Co. (a)	2,552	350,032
		835,501
Pharmaceuticals - 1.3%
Elanco Animal Health Inc. (a)	17,770	463,619
Regional Banks - 1.1%
First Republic Bank	2,567	416,111
Semiconductor Equipment - 2.1%
Applied Materials Inc.	5,723	754,292
Semiconductors - 7.0%
Advanced Micro Devices Inc. (a)	6,203	678,236
NVIDIA Corp.	2,735	746,272
QUALCOMM Inc.	7,591	1,160,057
		2,584,565
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	4,749	379,445
Specialized REITs - 1.7%
American Tower Corp.	2,473	621,267
Systems Software - 13.7%
Microsoft Corp.	13,863	4,274,102
ServiceNow Inc. (a)	1,346	749,574
		5,023,676
Technology Hardware, Storage & Peripherals - 10.6%
Apple Inc.	22,365	3,905,153
Trading Companies & Distributors - 1.7%
United Rentals Inc. (a)	1,796	637,957
Trucking - 1.0%
Lyft Inc., Class A (a)	9,816	376,934
Total Common Stock (Cost $19,052,614)		36,226,395
Short-Term Investments - 1.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c) (Cost $526,875)	526,875	526,875
Total Investments (Cost $19,579,489)		36,753,270
Liabilities in Excess of Other Assets, net - (0.2)%		(76,109)
NET ASSETS - 100.0%		$36,677,161

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	1	$208,195	$226,537	$18,342
See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2022

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$36,226,395	$—	$—	$36,226,395
Short-Term Investments	526,875	—	—	526,875
Total Investments in Securities	$36,753,270	$—	$—	$36,753,270
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	18,342	—	—	18,342
Total Other Financial Instruments	$18,342	$—	$—	$18,342

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,187	$820,187	$1,310,276	$1,603,588	$—	$—	526,875	$526,875	$103
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Common Stock - 95.3% †
Aerospace & Defense - 0.3%
Woodward Inc.	646	$80,692
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	2,025	295,711
Agricultural Products - 1.4%
Darling Ingredients Inc. (a)	5,484	440,804
Aluminum - 0.1%
Alcoa Corp.	267	24,038
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	3,184	53,491
The Buckle Inc.	2,231	73,712
		127,203
Application Software - 6.0%
ACI Worldwide Inc. (a)	3,933	123,850
Alarm.com Holdings Inc. (a)	950	63,137
Altair Engineering Inc., Class A (a)	1,474	94,926
Asana Inc., Class A (a)	1,115	44,567
Avalara Inc. (a)	250	24,878
Blackbaud Inc. (a)	2,793	167,217
Blackline Inc. (a)	2,837	207,725
Envestnet Inc. (a)	1,120	83,373
Model N Inc. (a)	1,137	30,585
New Relic Inc. (a)	3,020	201,978
Paylocity Holding Corp. (a)	351	72,225
Pegasystems Inc.	654	52,745
PROS Holdings Inc. (a)	675	22,484
Q2 Holdings Inc. (a)	2,870	176,935
SPS Commerce Inc. (a)	720	94,464
Sumo Logic Inc. (a)	4,905	57,241
The Descartes Systems Group Inc. (a)	609	44,615
Vertex Inc., Class A (a)	2,781	42,661
Workiva Inc. (a)	2,021	238,478
Yext Inc. (a)	7,440	51,262
		1,895,346
Auto Parts & Equipment - 1.1%
Dana Inc.	2,451	43,064
Dorman Products Inc. (a)	2,656	252,400
Gentex Corp.	1,084	31,620
LCI Industries	297	30,832
		357,916
Automobile Manufacturers - 0.7%
Thor Industries Inc.	2,767	217,763
Automotive Retail - 1.3%
America's Car-Mart Inc. (a)	422	33,996
Group 1 Automotive Inc.	741	124,362
Monro Inc.	829	36,758
Murphy USA Inc.	1,125	224,955
		420,071
Biotechnology - 0.9%
Avid Bioservices Inc. (a)	3,017	61,456
Emergent BioSolutions Inc. (a)	1,813	74,442
Halozyme Therapeutics Inc. (a)	876	34,935
Heron Therapeutics Inc. (a)	10,505	60,088
	Number of Shares	Fair Value
Veracyte Inc. (a)	2,170	$59,827
		290,748
Building Products - 1.0%
CSW Industrials Inc.	870	102,303
Gibraltar Industries Inc. (a)	2,828	121,463
Insteel Industries Inc.	843	31,182
UFP Industries Inc.	849	65,509
		320,457
Commodity Chemicals - 0.6%
Hawkins Inc.	969	44,477
Koppers Holdings Inc.	4,721	129,922
		174,399
Communications Equipment - 0.5%
Cambium Networks Corp. (a)	1,364	32,245
Extreme Networks Inc. (a)	3,336	40,732
Lumentum Holdings Inc. (a)	137	13,371
Plantronics Inc. (a)	1,734	68,320
		154,668
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	1,095	27,583
Construction & Engineering - 1.6%
Dycom Industries Inc. (a)	3,432	326,932
IES Holdings Inc. (a)	538	21,628
Valmont Industries Inc.	354	84,464
WillScot Mobile Mini Holdings Corp. (a)	1,677	65,621
		498,645
Construction Machinery & Heavy Trucks - 0.8%
Alamo Group Inc.	513	73,764
Astec Industries Inc.	945	40,635
The Greenbrier Companies Inc.	1,337	68,869
The Manitowoc Company Inc. (a)	1,224	18,458
Wabash National Corp.	2,798	41,522
		243,248
Construction Materials - 0.1%
Eagle Materials Inc.	266	34,144
Consumer Finance - 0.3%
PRA Group Inc. (a)	798	35,974
PROG Holdings Inc. (a)	2,140	61,568
		97,542
Data Processing & Outsourced Services - 0.7%
CSG Systems International Inc.	2,025	128,729
Verra Mobility Corp. (a)	6,262	101,946
		230,675
Distillers & Vintners - 1.6%
MGP Ingredients Inc.	5,841	499,931
Distributors - 0.5%
LKQ Corp.	3,678	167,018
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,162	72,962

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Materion Corp.	300	$25,722
		98,684
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,919	36,077
American Assets Trust Inc.	1,350	51,151
Essential Properties Realty Trust Inc.	892	22,568
		109,796
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	5,311	98,625
IAA Inc. (a)	2,509	95,969
Matthews International Corp., Class A	1,870	60,513
Ritchie Bros Auctioneers Inc.	5,984	353,236
UniFirst Corp.	179	32,986
		641,329
Education Services - 0.6%
Grand Canyon Education Inc. (a)	906	87,982
Stride Inc. (a)	2,656	96,492
		184,474
Electric Utilities - 0.9%
ALLETE Inc.	349	23,376
IDACORP Inc.	2,120	244,563
		267,939
Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	161	30,477
Atkore Inc. (a)	246	24,216
Regal Rexnord Corp.	421	62,637
		117,330
Electronic Components - 1.2%
Belden Inc.	2,795	154,843
II-VI Inc. (a)	761	55,165
Littelfuse Inc.	612	152,639
		362,647
Electronic Equipment & Instruments - 0.6%
National Instruments Corp.	3,348	135,895
Novanta Inc. (a)	390	55,493
		191,388
Electronic Manufacturing Services - 0.3%
Methode Electronics Inc.	825	35,681
Plexus Corp. (a)	538	44,014
		79,695
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	1,339	149,486
Montrose Environmental Group Inc. (a)	1,090	57,694
		207,180
Food Distributors - 0.4%
Performance Food Group Co. (a)	2,280	116,075
Footwear - 0.6%
Deckers Outdoor Corp. (a)	308	84,321
	Number of Shares	Fair Value
Wolverine World Wide Inc.	4,480	$101,069
		185,390
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	494	21,222
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	1,198	50,568
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	4,871	78,082
Covetrus Inc. (a)	6,509	109,286
		187,368
Healthcare Equipment - 4.3%
AtriCure Inc. (a)	1,550	101,789
Axonics Inc. (a)	1,160	72,616
Cardiovascular Systems Inc. (a)	4,080	92,208
CONMED Corp.	1,640	243,622
Glaukos Corp. (a)	503	29,083
Globus Medical Inc., Class A (a)	2,010	148,298
Heska Corp. (a)	270	37,336
Integra LifeSciences Holdings Corp. (a)	3,350	215,271
LeMaitre Vascular Inc.	567	26,348
Masimo Corp. (a)	165	24,014
Outset Medical Inc. (a)	2,450	111,230
Penumbra Inc. (a)	555	123,282
SI-BONE Inc. (a)	2,250	50,850
Tactile Systems Technology Inc. (a)	2,030	40,925
Vapotherm Inc. (a)	1,740	24,186
		1,341,058
Healthcare Facilities - 1.2%
Acadia Healthcare Company Inc. (a)	2,679	175,555
Hanger Inc. (a)	3,516	64,448
The Ensign Group Inc.	888	79,929
The Pennat Group Inc. (a)	1,165	21,704
U.S. Physical Therapy Inc.	343	34,111
		375,747
Healthcare Services - 1.5%
Addus HomeCare Corp. (a)	573	53,455
Amedisys Inc. (a)	545	93,898
AMN Healthcare Services Inc. (a)	959	100,053
Castle Biosciences Inc. (a)	1,483	66,527
Chemed Corp.	90	45,590
MEDNAX Inc. (a)	2,239	52,572
Oak Street Health Inc. (a)	948	25,482
Privia Health Group Inc. (a)	1,625	43,436
		481,013
Healthcare Supplies - 0.7%
BioLife Solutions Inc. (a)	2,022	45,960
ICU Medical Inc. (a)	178	39,630
Neogen Corp. (a)	985	30,378
OrthoPediatrics Corp. (a)	468	25,267
Pulmonx Corp. (a)	2,620	65,002
UFP Technologies Inc. (a)	186	12,308
		218,545

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Healthcare Technology - 1.5%
Certara Inc. (a)	1,373	$29,492
Health Catalyst Inc. (a)	977	25,529
Inspire Medical Systems Inc. (a)	840	215,620
NextGen Healthcare Inc. (a)	2,653	55,474
Omnicell Inc. (a)	882	114,210
Phreesia Inc. (a)	795	20,956
		461,281
Home Building - 0.7%
Cavco Industries Inc. (a)	228	54,914
Green Brick Partners Inc. (a)	1,615	31,912
Taylor Morrison Home Corp. (a)	3,275	89,146
TopBuild Corp. (a)	210	38,092
		214,064
Home Furnishing Retail - 0.2%
The Aaron's Company Inc.	3,476	69,798
Home Furnishings - 0.1%
La-Z-Boy Inc.	1,516	39,977
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (a)	336	27,216
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	7,987	112,457
Sunstone Hotel Investors Inc. (a)	2,807	33,066
		145,523
Household Appliances - 0.5%
Helen of Troy Ltd. (a)	240	47,001
Traeger Inc. (a)	16,945	126,071
		173,072
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,020	82,376
Industrial Machinery - 7.7%
Albany International Corp., Class A	610	51,435
Altra Industrial Motion Corp. (b)	7,234	281,620
Barnes Group Inc.	6,120	245,963
Chart Industries Inc. (a)	140	24,048
Crane Co.	2,600	281,528
Enerpac Tool Group Corp.	12,666	277,259
ESCO Technologies Inc.	1,180	82,506
Evoqua Water Technologies Corp. (a)	5,230	245,705
John Bean Technologies Corp.	1,990	235,755
Kadant Inc.	206	40,003
Kornit Digital Ltd. (a)	690	57,056
Mueller Industries Inc.	2,473	133,962
Proto Labs Inc. (a)	186	9,839
RBC Bearings Inc. (a)	360	69,797
Standex International Corp.	760	75,939
The Timken Co.	5,147	312,423
		2,424,838
Industrial REITs - 0.8%
EastGroup Properties Inc.	1,098	223,201
	Number of Shares	Fair Value
Innovative Industrial Properties Inc.	95	$19,513
		242,714
Insurance Brokers - 0.4%
BRP Group Inc., Class A (a)	3,820	102,491
Goosehead Insurance Inc., Class A	348	27,342
		129,833
Interactive Media & Services - 0.0% *
Vimeo Inc. (a)	1,008	11,975
Internet & Direct Marketing Retail - 0.4%
Fiverr International Ltd. (a)	341	25,940
Overstock.com Inc. (a)	810	35,644
Porch Group Inc. (a)	2,120	14,723
Revolve Group Inc. (a)	893	47,945
ThredUp Inc., Class A (a)	2,058	15,847
		140,099
Internet Services & Infrastructure - 0.2%
Squarespace Inc., Class A (a)	1,074	27,516
Switch Inc., Class A	1,329	40,960
		68,476
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	452	59,325
Raymond James Financial Inc.	1,739	191,133
Stifel Financial Corp.	1,063	72,178
		322,636
IT Consulting & Other Services - 0.9%
Globant S.A. (a)	369	96,704
Grid Dynamics Holdings Inc. (a)	1,733	24,401
Perficient Inc. (a)	166	18,275
Unisys Corp. (a)	6,625	143,166
		282,546
Leisure Products - 1.6%
Malibu Boats Inc., Class A (a)	3,539	205,297
Polaris Inc.	2,692	283,522
		488,819
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	1,435	57,271
Trupanion Inc. (a)	678	60,423
		117,694
Life Sciences Tools & Services - 2.8%
Azenta Inc.	1,184	98,130
Bruker Corp.	2,280	146,604
ICON PLC (a)	645	156,877
Medpace Holdings Inc. (a)	268	43,842
Repligen Corp. (a)	964	181,319
Syneos Health Inc. (a)	2,937	237,750
		864,522
Managed Healthcare - 0.1%
Progyny Inc. (a)	741	38,087
Marine - 0.2%
Kirby Corp. (a)	700	50,533

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Metal & Glass Containers - 0.4%
TriMas Corp.	3,950	$126,756
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,891	79,101
Multi-Utilities - 0.1%
Avista Corp.	932	42,080
Office REITs - 0.9%
Corporate Office Properties Trust	1,166	33,278
Cousins Properties Inc.	3,856	155,358
Easterly Government Properties Inc.	4,425	93,544
		282,180
Office Services & Supplies - 0.9%
HNI Corp.	439	16,265
MSA Safety Inc.	2,016	267,523
		283,788
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	1,407	60,191
Oil & Gas Equipment & Services - 0.5%
ChampionX Corp. (a)	2,353	57,601
Oil States International Inc. (a)	13,428	93,325
		150,926
Oil & Gas Exploration & Production - 1.6%
Denbury Inc. (a)	561	44,078
Northern Oil & Gas Inc.	3,560	100,357
PDC Energy Inc.	4,253	309,108
Southwestern Energy Co. (a)	6,696	48,010
		501,553
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp. (a)	909	36,224
Packaged Foods & Meats - 3.7%
Calavo Growers Inc.	1,001	36,487
Freshpet Inc. (a)	475	48,754
Hostess Brands Inc. (a)	7,480	164,111
J&J Snack Foods Corp.	680	105,468
Lancaster Colony Corp.	1,220	181,963
Sanderson Farms Inc.	1,644	308,234
The Simply Good Foods Co. (a)	5,440	206,448
Utz Brands Inc.	6,680	98,730
		1,150,195
Personal Products - 0.4%
BellRing Brands Inc. (a)	904	20,864
elf Beauty Inc. (a)	3,520	90,922
The Honest Company Inc. (a)	2,930	15,265
		127,051
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	1,121	55,680
Argo Group International Holdings Ltd.	3,095	127,762
James River Group Holdings Ltd.	2,220	54,923
Palomar Holdings Inc. (a)	950	60,790
RLI Corp.	966	106,868
	Number of Shares	Fair Value
Selective Insurance Group Inc.	1,730	$154,593
		560,616
Publishing - 1.0%
John Wiley & Sons Inc., Class A	5,956	315,847
Regional Banks - 7.8%
1st Source Corp.	1,007	46,574
Bank OZK	1,254	53,546
BankUnited Inc.	1,138	50,027
Banner Corp.	412	24,114
Cadence Bank	1,636	47,869
Community Bank System Inc.	1,120	78,568
Cullen/Frost Bankers Inc.	965	133,566
CVB Financial Corp.	3,630	84,252
Enterprise Financial Services Corp.	965	45,654
Equity Bancshares Inc., Class A	903	29,176
FB Financial Corp.	520	23,098
First Interstate BancSystem Inc., Class A	1,906	70,084
Fulton Financial Corp.	5,461	90,762
German American Bancorp Inc.	1,590	60,404
HomeStreet Inc.	951	45,058
Independent Bank Corp.	3,407	278,318
Meta Financial Group Inc.	691	37,950
National Bank Holdings Corp., Class A	886	35,688
Origin Bancorp Inc.	1,350	57,092
PacWest Bancorp	1,511	65,169
Peapack-Gladstone Financial Corp.	1,064	36,974
Pinnacle Financial Partners Inc.	507	46,685
Prosperity Bancshares Inc.	3,151	218,616
Renasant Corp.	3,812	127,511
Sandy Spring Bancorp Inc.	933	41,910
Stock Yards Bancorp Inc.	880	46,552
Texas Capital Bancshares Inc. (a)	855	49,000
UMB Financial Corp.	1,600	155,456
United Community Banks Inc.	1,117	38,872
Washington Trust Bancorp Inc.	600	31,500
Westamerica BanCorp	1,655	100,128
Western Alliance Bancorp	1,498	124,064
Wintrust Financial Corp.	699	64,958
		2,439,195
Research & Consulting Services - 0.4%
Exponent Inc.	508	54,889
Resources Connection Inc.	4,689	80,370
		135,259
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	1,115	100,696
Restaurants - 1.1%
Brinker International Inc. (a)	1,045	39,877
Shake Shack Inc., Class A (a)	930	63,147
Texas Roadhouse Inc.	1,014	84,902
The Cheesecake Factory Inc. (a)	1,877	74,686
Wingstop Inc.	820	96,227
		358,839

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Retail REITs - 0.3%
Kite Realty Group Trust	2,777	$63,232
The Macerich Co.	1,294	20,238
		83,470
Security & Alarm Services - 1.0%
The Brink's Co.	4,571	310,828
Semiconductor Equipment - 1.4%
CMC Materials Inc.	1,495	277,173
Ichor Holdings Ltd. (a)	1,011	36,012
Onto Innovation Inc. (a)	1,550	134,679
		447,864
Semiconductors - 1.0%
Diodes Inc. (a)	470	40,885
MaxLinear Inc. (a)	653	38,103
Power Integrations Inc.	597	55,330
Semtech Corp. (a)	2,144	148,665
SMART Global Holdings Inc. (a)	1,607	41,509
		324,492
Soft Drinks - 0.3%
Primo Water Corp.	6,361	90,644
Zevia PBC, Class A (a)	2,210	10,100
		100,744
Specialized Consumer Services - 0.2%
European Wax Center Inc., Class A (a)	690	20,396
OneSpaWorld Holdings Ltd. (a)	4,127	42,096
		62,492
Specialized REITs - 0.2%
National Storage Affiliates Trust	529	33,200
PotlatchDeltic Corp.	671	35,382
		68,582
Specialty Chemicals - 3.8%
Avient Corp.	4,036	193,728
Chase Corp.	170	14,775
Danimer Scientific Inc. (a)	1,987	11,644
HB Fuller Co.	377	24,908
Ingevity Corp. (a)	5,547	355,396
Innospec Inc.	1,130	104,582
Quaker Chemical Corp.	597	103,168
Sensient Technologies Corp.	1,180	99,061
Stepan Co.	2,851	281,707
		1,188,969
Specialty Stores - 0.7%
Dick's Sporting Goods Inc.	334	33,407
Five Below Inc. (a)	469	74,275
	Number of Shares	Fair Value
National Vision Holdings Inc. (a)	917	$39,954
Sally Beauty Holdings Inc. (a)	5,180	80,963
		228,599
Steel - 0.6%
Carpenter Technology Corp.	806	33,836
Commercial Metals Co.	2,529	105,257
Steel Dynamics Inc.	417	34,790
		173,883
Systems Software - 1.6%
Ping Identity Holding Corp. (a)	5,070	139,070
Sailpoint Technologies Holdings Inc. (a)	3,490	178,618
Tenable Holdings Inc. (a)	3,080	177,993
		495,681
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming Inc. (a)	1,713	36,247
Pure Storage Inc., Class A (a)	7,850	277,184
		313,431
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp Inc.	493	20,903
Washington Federal Inc.	887	29,112
WSFS Financial Corp.	4,134	192,727
		242,742
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc.	2,456	252,133
Boise Cascade Co.	416	28,899
McGrath RentCorp.	419	35,607
Transcat Inc. (a)	485	39,353
Univar Solutions Inc. (a)	10,129	325,546
		681,538
Trucking - 0.6%
Marten Transport Ltd.	2,117	37,598
Saia Inc. (a)	633	154,338
		191,936
Total Common Stock (Cost $22,235,063)		29,897,877
Short-Term Investments - 4.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c)(d) (Cost $1,387,522)	1,387,522	1,387,522
Total Investments (Cost $23,622,585)		31,285,399
Other Assets and Liabilities, net - 0.3%		106,499
NET ASSETS - 100.0%		$31,391,898

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	June 2022	5	$498,751	$516,600	$17,849
See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2022

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$29,897,877	$—	$—	$29,897,877
Short-Term Investments	1,387,522	—	—	1,387,522
Total Investments in Securities	$31,285,399	$—	$—	$31,285,399
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	17,849	—	—	17,849
Total Other Financial Instruments	$17,849	$—	$—	$17,849

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,150,765	$1,150,765	$4,455,011	$4,218,254	$—	$—	1,387,522	$1,387,522	$216
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Bonds and Notes - 98.1% †
U.S. Treasuries - 39.1%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$169,000	$133,114
1.88%, 02/15/41	217,000	193,096
1.88%, 02/15/51 (a)	97,000	84,693
2.25%, 08/15/46 (a)	261,000	244,035
3.00%, 08/15/48 (a)	303,000	330,317
4.75%, 02/15/37 (a)	250,000	326,133
U.S. Treasury Notes
0.25%, 07/31/25 (a)	451,900	418,925
0.63%, 10/15/24 (a)	85,000	81,142
0.75%, 12/31/23	437,000	425,682
0.75%, 01/31/28 (a)	693,000	628,519
1.13%, 01/15/25	227,000	218,612
1.25%, 11/30/26	581,000	549,635
1.50%, 02/29/24	262,000	258,203
1.63%, 05/15/31 (a)	1,085,000	1,021,934
1.75%, 01/31/29	80,000	76,613
		4,990,653
Agency Mortgage Backed - 23.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	353,187	349,306
4.50%, 06/01/33 - 02/01/35 (a)	2,266	2,403
5.00%, 07/01/35 (a)	18,951	20,401
5.50%, 01/01/38 (a)	19,503	21,344
6.00%, 04/01/29 - 11/01/37 (a)	62,009	67,255
6.50%, 02/01/29 (a)	24	27
6.93%, 06/01/26 (a)(b)	60,000	69,815
7.00%, 12/01/29 - 08/01/36 (a)	14,587	16,068
7.50%, 01/01/30 - 09/01/33 (a)	1,572	1,668
8.00%, 11/01/30 (a)	3,112	3,387
8.50%, 04/01/30 (a)	2,664	3,169
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	522,563	500,032
3.00%, 03/01/50 (a)	62,279	61,261
3.50%, 08/01/45 - 01/01/48 (a)	124,035	125,510
4.00%, 01/01/41 - 01/01/50 (a)	198,381	205,142
4.50%, 07/01/33 - 12/01/48 (a)	85,122	89,591
5.00%, 03/01/34 - 08/01/35 (a)	20,811	22,373
5.50%, 12/01/32 - 01/01/39 (a)	72,315	78,300
6.00%, 02/01/33 - 07/01/35 (a)	89,457	97,610
6.50%, 01/01/29 - 08/01/34 (a)	13,483	14,479
7.00%, 10/01/32 - 02/01/34 (a)	4,529	4,869
7.50%, 11/01/22 - 03/01/33 (a)	7,886	8,404
8.00%, 08/01/25 - 10/01/31 (a)	4,013	4,301
9.00%, 12/01/22 (a)	10	10
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(c)	755	774
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
3.00%, 04/01/52 (d)	$539,309	$527,341
3.50%, 05/01/52 (d)	112,500	112,240
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	302,108	303,224
3.50%, 08/20/48 (a)	57,512	58,224
4.00%, 01/20/41 - 04/20/43 (a)	53,471	55,990
4.50%, 08/15/33 - 03/20/41 (a)	42,076	45,180
6.00%, 04/15/27 - 04/15/34 (a)	48,064	52,382
6.50%, 03/15/24 - 08/15/34 (a)	19,162	20,781
7.00%, 01/15/28 - 10/15/36 (a)	16,411	17,399
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.75%, 12/20/24 (a)(c)	263	262
2.00%, 02/20/23 - 02/20/26 (a)(c)	317	317
		2,960,839
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.10%, 09/25/43 (c)(e)	296,939	842
2.51%, 07/25/29 (a)	55,000	53,923
4.05%, 09/25/28 (a)(c)	31,000	33,186
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	4,417	86
5.50%, 06/15/33 (e)	9,345	1,566
7.50%, 07/15/27 (e)	783	96
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	104	98
8.00%, 02/01/23 - 07/01/24 (e)	153	10
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (c)(e)	16,057	522
5.00%, 09/25/40 (e)	5,440	544
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.54%, 07/25/38 (c)(e)	3,056	388
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.09%, 11/25/41 (c)(e)	148,260	25,687
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (f)	7,970	6,766
4.50%, 08/25/35 - 01/25/36 (e)	8,914	1,264
5.00%, 03/25/38 - 05/25/38 (e)	5,580	1,038
5.50%, 12/25/33 (e)	2,491	477
6.00%, 01/25/35 (e)	4,479	791
7.50%, 11/25/23 (e)	443	16
8.00%, 08/25/23 - 07/25/24 (e)	284	18
		127,318

20

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Asset Backed - 0.4%
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	$47,349	$46,991
		46,991
Corporate Notes - 27.3%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,802
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	7,000	6,364
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,227
4.90%, 11/30/46 (a)	8,000	9,766
AbbVie Inc.
2.60%, 11/21/24 (a)	7,000	6,951
2.95%, 11/21/26 (a)	5,000	4,960
3.20%, 05/14/26 - 11/21/29 (a)	12,000	11,916
3.25%, 10/01/22 (a)	6,000	6,024
4.05%, 11/21/39 (a)	3,000	3,095
4.25%, 11/21/49 (a)	5,000	5,217
4.40%, 11/06/42	2,000	2,120
4.63%, 10/01/42 (a)	2,000	2,138
4.88%, 11/14/48 (a)	3,000	3,404
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	7,000	6,994
AEP Texas Inc.
3.45%, 05/15/51 (a)	8,000	7,149
Aetna Inc.
3.50%, 11/15/24 (a)	4,000	4,043
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	4,931
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,225
2.95%, 03/15/34	5,000	4,708
3.55%, 03/15/52	5,000	4,651
4.70%, 07/01/30 (a)	3,000	3,243
Ally Financial Inc.
2.20%, 11/02/28 (a)	5,000	4,519
5.75%, 11/20/25 (a)	3,000	3,159
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	4,896
4.00%, 02/04/61 (a)	2,000	1,679
4.25%, 08/09/42 (a)	2,000	1,804
4.45%, 05/06/50 (a)	3,000	2,725
4.50%, 05/02/43 (a)	3,000	2,765
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,790
2.50%, 06/03/50 (a)	3,000	2,513
2.70%, 06/03/60 (a)	3,000	2,488
2.88%, 05/12/41 (a)	4,000	3,691
3.15%, 08/22/27 (a)	2,000	2,029
3.25%, 05/12/61 (a)	5,000	4,689
4.05%, 08/22/47 (a)	3,000	3,268
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,059
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,726
3.25%, 03/01/50 (a)	3,000	2,578
American International Group Inc.
4.25%, 03/15/29 (a)	3,000	3,148
4.50%, 07/16/44 (a)	3,000	3,245
	Principal Amount	Fair Value
American Tower Corp.
1.50%, 01/31/28 (a)	$6,000	$5,304
2.90%, 01/15/30 (a)	6,000	5,591
3.70%, 10/15/49 (a)	3,000	2,681
3.80%, 08/15/29 (a)	6,000	5,979
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,930
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	1,881
3.00%, 01/15/52 (a)	4,000	3,394
3.15%, 02/21/40 (a)	5,000	4,565
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	7,000	7,608
4.90%, 02/01/46 (a)	8,000	8,889
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	5,077
4.35%, 06/01/40 (a)	5,000	5,212
4.38%, 04/15/38 (a)	8,000	8,401
4.50%, 06/01/50 (a)	3,000	3,220
4.75%, 04/15/58 (a)	6,000	6,497
5.55%, 01/23/49 (a)	2,000	2,429
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	2,902
3.30%, 01/15/23 (a)	6,000	6,058
3.60%, 03/15/51 (a)	3,000	2,889
3.70%, 09/15/49 (a)	3,000	2,926
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	6,000	4,949
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	6,000	5,581
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	7,000	6,798
Apple Inc.
2.20%, 09/11/29 (a)	5,000	4,765
2.65%, 02/08/51 (a)	5,000	4,323
2.80%, 02/08/61 (a)	2,000	1,714
2.95%, 09/11/49 (a)	3,000	2,755
3.45%, 02/09/45 (a)	6,000	5,953
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	4,554
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	4,849
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,930
Ares Capital Corp.
2.88%, 06/15/28 (a)	5,000	4,433
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	5,000	4,500
Ascension Health
4.85%, 11/15/53 (a)	7,000	8,723
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	7,389
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	4,623
4.00%, 01/17/29 (a)	3,000	3,162
4.38%, 08/17/48 (a)	2,000	2,276
AT&T Inc.
2.30%, 06/01/27 (a)	9,000	8,589
2.75%, 06/01/31 (a)	6,000	5,620

21

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
3.30%, 02/01/52 (a)	$5,000	$4,273
3.85%, 06/01/60 (a)	4,000	3,601
4.35%, 03/01/29 (a)	2,000	2,112
4.50%, 05/15/35 (a)	5,000	5,304
4.55%, 03/09/49 (a)	2,000	2,103
4.75%, 05/15/46 (a)	2,000	2,181
4.80%, 06/15/44 (a)	2,000	2,125
5.25%, 03/01/37 (a)	3,000	3,415
5.35%, 12/15/43 (a)	6,000	6,652
5.45%, 03/01/47 (a)	2,000	2,387
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,027
6.15%, 04/03/30 (a)	7,000	7,885
Avangrid Inc.
3.15%, 12/01/24 (a)	6,000	5,989
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	7,507
Bank of America Corp.
4.18%, 11/25/27 (a)	6,000	6,122
4.25%, 10/22/26 (a)	6,000	6,183
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	5,000	4,569
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	6,000	5,127
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	2,000
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	6,000	6,048
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (c)	6,000	5,749
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	6,000	6,087
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	7,000	6,647
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,644
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,529
4.39%, 08/15/37 (a)	5,000	4,653
4.54%, 08/15/47 (a)	2,000	1,785
4.70%, 04/02/27 (a)	5,000	5,123
4.91%, 04/02/30 (a)	4,000	4,116
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	4,596
Baxter International Inc.
1.92%, 02/01/27 (g)	11,000	10,287
2.27%, 12/01/28 (g)	11,000	10,191
3.13%, 12/01/51 (g)	3,000	2,576
	Principal Amount	Fair Value
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	$7,000	$7,105
4.67%, 06/06/47 (a)	3,000	3,280
4.69%, 12/15/44 (a)	2,000	2,156
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,999
3.70%, 07/15/30 (a)	3,000	3,086
3.80%, 07/15/48 (a)	3,000	2,957
4.25%, 10/15/50 (a)	2,000	2,127
6.13%, 04/01/36 (a)	3,000	3,701
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,734
3.85%, 03/15/52	6,000	6,134
4.25%, 01/15/49 (a)	4,000	4,357
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	8,000	8,095
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,688
Block Financial LLC
2.50%, 07/15/28 (a)	5,000	4,580
3.88%, 08/15/30 (a)	3,000	2,938
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	6,239
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	3,464
3.02%, 01/16/27 (a)	4,000	3,983
3.38%, 02/08/61 (a)	5,000	4,449
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	7,000	7,015
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,747
2.35%, 11/13/40 (a)	2,000	1,686
2.95%, 03/15/32	5,000	4,900
3.20%, 06/15/26 (a)	2,000	2,030
3.40%, 07/26/29 (a)	2,000	2,035
4.13%, 06/15/39 (a)	3,000	3,214
4.25%, 10/26/49 (a)	3,000	3,284
4.55%, 02/20/48 (a)	2,000	2,274
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	8,000	7,316
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,645
3.42%, 04/15/33 (a)(g)	4,000	3,733
3.47%, 04/15/34 (a)(g)	2,000	1,852
4.15%, 11/15/30 (a)	4,000	4,052
4.30%, 11/15/32 (a)	4,000	4,056
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,064
Brunswick Corp.
2.40%, 08/18/31 (a)	5,000	4,242
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,018
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	4,325
4.55%, 09/01/44 (a)	7,000	7,769
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	5,059
4.95%, 06/01/47 (a)	4,000	4,436

22

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Canadian Pacific Railway Co.
1.75%, 12/02/26	$5,000	$4,720
2.45%, 12/02/31	5,000	4,637
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	7,000	7,204
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	7,049
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	4,006
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	7,000	6,097
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,820
3.58%, 04/05/50 (a)	3,000	2,745
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	4,852
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	5,000	4,526
3.75%, 02/15/52 (a)	5,000	4,495
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,764
3.38%, 02/15/30 (a)	14,000	13,187
4.25%, 12/15/27 (a)	23,000	23,089
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	5,000	4,631
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	3,346
3.70%, 04/01/51 (a)	4,000	3,254
4.80%, 03/01/50 (a)	7,000	6,670
4.91%, 07/23/25 (a)	5,000	5,177
5.05%, 03/30/29 (a)	8,000	8,472
5.75%, 04/01/48 (a)	5,000	5,341
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,409
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	4,164
3.90%, 11/15/24 (a)	4,000	4,123
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	6,558
Church & Dwight Company Inc.
2.30%, 12/15/31	5,000	4,566
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	2,777
3.25%, 04/15/25 (a)	7,000	7,028
3.40%, 03/01/27 (a)	5,000	5,043
3.75%, 07/15/23 (a)	2,000	2,030
3.88%, 10/15/47 (a)	2,000	1,945
4.13%, 11/15/25 (a)	5,000	5,157
4.38%, 10/15/28 (a)	3,000	3,156
4.80%, 08/15/38 (a)	3,000	3,298
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	3,923
Citigroup Inc.
4.13%, 07/25/28 (a)	3,000	3,047
4.45%, 09/29/27 (a)	4,000	4,124
4.65%, 07/23/48 (a)	6,000	6,786
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,707
	Principal Amount	Fair Value
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	$6,000	$6,020
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	6,000	5,739
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,061
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	7,711
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	7,000	6,932
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	8,200
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	2,524
2.94%, 11/01/56 (a)(g)	2,000	1,668
2.99%, 11/01/63 (a)(g)	3,000	2,459
3.20%, 07/15/36 (a)	5,000	4,785
3.25%, 11/01/39 (a)	5,000	4,732
3.97%, 11/01/47 (a)	3,000	3,066
4.15%, 10/15/28 (a)	5,000	5,256
CommonSpirit Health
4.35%, 11/01/42	16,000	16,165
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	3,294
5.40%, 11/01/48 (a)	2,000	2,287
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	4,333
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	2,989
3.88%, 06/15/47 (a)	2,000	1,944
3.95%, 04/01/50 (a)	3,000	3,101
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	3,862
3.70%, 12/06/26 (a)	4,000	4,047
4.50%, 05/09/47 (a)	4,000	4,093
Continental Resources Inc.
2.88%, 04/01/32 (g)	5,000	4,448
3.80%, 06/01/24 (a)	12,000	12,077
4.50%, 04/15/23 (a)	7,000	7,097
Corebridge Financial Inc.
3.90%, 04/05/32	15,000	14,978
Corning Inc.
4.38%, 11/15/57 (a)	2,000	2,021
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	4,414
2.25%, 03/15/26 (a)	5,000	4,773
2.75%, 04/15/31 (a)	3,000	2,702
Crown Castle International Corp.
2.90%, 03/15/27	10,000	9,668
5.20%, 02/15/49 (a)	4,000	4,461
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	11,020
CubeSmart LP
2.50%, 02/15/32	5,000	4,478
4.38%, 02/15/29 (a)	5,000	5,245
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,976

23

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
3.25%, 08/15/29 (a)	$3,000	$2,967
3.63%, 04/01/27 (a)	3,000	3,049
3.75%, 04/01/30 (a)	3,000	3,052
4.25%, 04/01/50 (a)	3,000	3,123
4.78%, 03/25/38 (a)	3,000	3,275
5.00%, 12/01/24 (a)	6,000	6,273
5.13%, 07/20/45 (a)	2,000	2,263
5.30%, 12/05/43 (a)	4,000	4,624
Danaher Corp.
2.80%, 12/10/51	9,000	7,650
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	6,000	6,129
5.45%, 06/15/23 (a)	2,000	2,060
6.02%, 06/15/26 (a)	3,000	3,255
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	4,357
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,905
3.25%, 11/15/39 (a)	3,000	2,856
3.40%, 11/15/49 (a)	3,000	2,833
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	4,000	3,821
3.50%, 12/01/29 (a)	3,000	2,971
4.40%, 03/24/51 (a)	3,000	3,042
Digital Realty Trust LP
3.60%, 07/01/29 (a)	8,000	7,946
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,017
3.95%, 03/20/28 (a)	6,000	5,997
4.95%, 05/15/42 (a)	2,000	1,993
5.00%, 09/20/37 (a)	3,000	3,099
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,985
4.13%, 04/03/50 (a)	4,000	3,991
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,170
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,988
3.38%, 04/01/30 (a)	6,000	5,910
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,919
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,848
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	3,099
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	5,501
3.30%, 06/15/41 (a)	7,000	6,337
3.50%, 06/15/51 (a)	7,000	6,381
3.75%, 09/01/46 (a)	5,000	4,713
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	9,000	9,091
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	9,310
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	4,266
3.25%, 06/30/26 (a)	4,000	3,980
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,909
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	4,123
	Principal Amount	Fair Value
Eaton Corp.
3.10%, 09/15/27 (a)	$2,000	$2,002
Edison International
4.95%, 04/15/25 (a)	8,000	8,215
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	6,000	5,586
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,641
Emera US Finance LP
2.64%, 06/15/31	8,000	7,192
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,875
2.75%, 10/15/50 (a)	2,000	1,698
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	8,000	7,221
1.78%, 03/17/31 (a)(g)	8,000	6,946
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,262
Enbridge Inc.
1.60%, 10/04/26 (a)	7,000	6,480
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	9,318
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	2,039
4.95%, 06/15/28 (a)	4,000	4,199
5.30%, 04/01/44 - 04/15/47 (a)	7,000	7,164
5.35%, 05/15/45 (a)	4,000	4,123
6.50%, 02/01/42 (a)	4,000	4,601
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(c)	19,000	18,480
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,063
Enstar Group Ltd.
3.10%, 09/01/31 (a)	5,000	4,477
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	6,026
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	4,687
EOG Resources Inc.
4.95%, 04/15/50 (a)	3,000	3,684
5.10%, 01/15/36 (a)	2,000	2,205
Equinix Inc.
1.25%, 07/15/25 (a)	7,000	6,529
2.15%, 07/15/30 (a)	6,000	5,269
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,767
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	8,770
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	5,000	4,159
Eversource Energy
3.45%, 01/15/50 (a)	5,000	4,567
Exelon Corp.
3.50%, 06/01/22 (a)	7,000	7,009
4.05%, 04/15/30 (a)	5,000	5,162

24

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
4.45%, 04/15/46 (a)	$5,000	$5,226
4.70%, 04/15/50 (a)	4,000	4,402
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	6,000	5,773
3.45%, 04/15/51 (a)	6,000	5,803
FedEx Corp.
4.10%, 02/01/45 (a)	8,000	7,823
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	4,000	3,676
1.65%, 03/01/28 (a)	3,000	2,688
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	6,729
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	2,952
4.40%, 07/01/49 (a)	3,000	3,091
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	7,007
4.13%, 02/01/42 (a)	6,000	6,349
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,690
Flowserve Corp.
2.80%, 01/15/32 (a)	7,000	6,209
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	6,035
Fox Corp.
3.50%, 04/08/30 (a)	4,000	3,966
Freeport-McMoRan Inc.
4.25%, 03/01/30	5,000	5,034
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	4,667
General Dynamics Corp.
4.25%, 04/01/50 (a)	5,000	5,620
General Mills Inc.
3.00%, 02/01/51	5,000	4,322
General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,037
5.40%, 04/01/48 (a)	2,000	2,095
6.13%, 10/01/25 (a)	6,000	6,448
6.80%, 10/01/27 (a)	3,000	3,386
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,827
2.35%, 01/08/31 (a)	4,000	3,456
3.45%, 04/10/22 (a)	6,000	6,001
5.25%, 03/01/26 (a)	8,000	8,385
Genuine Parts Co.
2.75%, 02/01/32	5,000	4,590
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	6,000	5,706
3.60%, 03/01/25 (a)(g)	9,000	9,098
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	2,000	1,681
2.80%, 10/01/50 (a)	4,000	3,288
3.50%, 02/01/25 (a)	4,000	4,056
3.65%, 03/01/26 (a)	2,000	2,037
4.15%, 03/01/47 (a)	5,000	5,137
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,092
3.63%, 05/15/25 (a)	6,000	6,129
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	5,099
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	3,682
	Principal Amount	Fair Value
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	$6,000	$5,515
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	7,000	6,897
2.60%, 10/15/25 (a)(g)	8,000	7,677
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	4,341
HCA Inc.
3.13%, 03/15/27	10,000	9,771
3.50%, 09/01/30 (a)	11,000	10,619
3.63%, 03/15/32	9,000	8,820
4.38%, 03/15/42	5,000	4,942
5.38%, 02/01/25 (a)	21,000	21,889
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	4,554
3.20%, 06/01/50 (a)(g)	4,000	3,513
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	4,331
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)(g)	5,000	4,588
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,251
5.80%, 04/01/47 (a)	2,000	2,370
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,516
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	5,077
4.20%, 04/15/29 (a)	6,000	6,114
Honeywell International Inc.
1.75%, 09/01/31 (a)	7,000	6,272
2.70%, 08/15/29 (a)	2,000	1,964
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	6,272
Humana Inc.
1.35%, 02/03/27 (a)	5,000	4,542
2.15%, 02/03/32 (a)	5,000	4,389
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	7,000	6,605
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	8,000	7,313
3.10%, 04/05/22 (a)(g)	7,000	7,000
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	4,483
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	1,947
Intel Corp.
2.00%, 08/12/31 (a)	6,000	5,447
2.45%, 11/15/29 (a)	8,000	7,634
2.60%, 05/19/26 (a)	6,000	5,952
2.80%, 08/12/41 (a)	5,000	4,442
2.88%, 05/11/24 (a)	3,000	3,024
3.10%, 02/15/60 (a)	5,000	4,353
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,733
2.65%, 09/15/40 (a)	2,000	1,716
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,010
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	5,702
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	2,005
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	8,621

25

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Johnson & Johnson
3.63%, 03/03/37 (a)	$3,000	$3,109
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	3,163
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	5,000	4,688
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	4,000	3,625
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	2,032
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	4,000	4,050
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	4,084
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	5,000	5,174
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	4,000	4,245
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	6,000	5,783
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	7,000	7,175
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	4,409
Kansas City Southern/old
3.50%, 05/01/50 (a)	3,000	2,795
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	2,917
3.80%, 05/01/50 (a)	2,000	1,896
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,992
5.00%, 03/01/43 (a)	2,000	2,059
6.38%, 03/01/41 (a)	4,000	4,706
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	10,000	9,296
5.05%, 02/15/46 (a)	8,000	8,485
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,825
4.65%, 11/01/24 (a)	6,000	6,219
Kraft Heinz Foods Co.
5.20%, 07/15/45	4,000	4,328
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	4,070
	Principal Amount	Fair Value
Lear Corp.
4.25%, 05/15/29 (a)	$5,000	$5,066
Leidos Inc.
3.63%, 05/15/25 (a)	5,000	5,016
4.38%, 05/15/30 (a)	7,000	7,140
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,736
Life Storage LP
2.20%, 10/15/30 (a)	8,000	7,069
Lincoln National Corp.
4.35%, 03/01/48 (a)	5,000	5,051
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	5,518
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,676
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,339
3.00%, 10/15/50 (a)	5,000	4,251
4.05%, 05/03/47 (a)	4,000	3,998
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,705
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	3,000	2,750
Marvell Technology Inc.
1.65%, 04/15/26 (a)	9,000	8,372
2.45%, 04/15/28 (a)	8,000	7,378
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,988
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,614
3.25%, 11/15/25 (a)	9,000	9,010
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	7,122
3.63%, 09/01/49 (a)	3,000	2,870
4.88%, 12/09/45 (a)	7,000	7,827
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,325
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	7,447
Merck & Company Inc.
1.70%, 06/10/27	10,000	9,474
1.90%, 12/10/28	10,000	9,420
2.15%, 12/10/31	5,000	4,633
2.45%, 06/24/50 (a)	3,000	2,498
2.75%, 02/10/25 (a)	7,000	7,022
2.75%, 12/10/51	3,000	2,615
4.00%, 03/07/49 (a)	2,000	2,161
MetLife Inc.
4.72%, 12/15/44 (a)	5,000	5,483
Microchip Technology Inc.
2.67%, 09/01/23 (a)	8,000	7,977
Micron Technology Inc.
3.37%, 11/01/41 (a)	5,000	4,457
3.48%, 11/01/51 (a)	3,000	2,616
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,967
2.68%, 06/01/60 (a)	3,000	2,592
2.92%, 03/17/52 (a)	7,000	6,540
3.04%, 03/17/62 (a)	5,000	4,677
3.45%, 08/08/36 (a)	3,000	3,114
3.50%, 02/12/35 (a)	3,000	3,138
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	4,213

26

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	$4,000	$3,865
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,530
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	10,000	8,585
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	5,000	4,181
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(c)	6,000	5,983
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	7,000	7,053
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,755
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	2,952
National Retail Properties Inc.
4.00%, 11/15/25 (a)	4,000	4,093
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	5,644
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	5,155
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	8,000	7,415
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	1,986
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	4,962
3.95%, 03/30/48 (a)	2,000	1,911
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	4,038
NOV Inc.
3.60%, 12/01/29 (a)	5,000	4,917
Novant Health Inc.
3.32%, 11/01/61 (a)	5,000	4,435
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,758
3.00%, 11/20/25 (a)	3,000	3,017
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	4,383
NVIDIA Corp.
2.85%, 04/01/30 (a)	6,000	5,906
3.50%, 04/01/50 (a)	2,000	2,020
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (g)	5,000	4,231
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,960
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,022
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	4,084
	Principal Amount	Fair Value
Oracle Corp.
2.95%, 04/01/30 (a)	$7,000	$6,478
3.60%, 04/01/50 (a)	4,000	3,315
3.65%, 03/25/41 (a)	5,000	4,357
3.80%, 11/15/37 (a)	3,000	2,717
3.95%, 03/25/51 (a)	5,000	4,376
4.00%, 07/15/46 - 11/15/47 (a)	9,000	7,980
4.10%, 03/25/61 (a)	5,000	4,303
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	4,872
2.57%, 02/15/30 (a)	3,000	2,804
3.36%, 02/15/50 (a)	3,000	2,656
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	6,000	6,307
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,998
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,697
2.50%, 02/01/31 (a)	4,000	3,442
3.00%, 06/15/28 (a)	5,000	4,656
3.30%, 08/01/40 (a)	4,000	3,280
3.50%, 08/01/50 (a)	3,000	2,389
4.30%, 03/15/45 (a)	5,000	4,284
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,871
2.90%, 06/15/52 (a)	8,000	7,023
6.25%, 10/15/37 (a)	2,000	2,495
Paramount Global
2.90%, 01/15/27 (a)	5,000	4,883
3.70%, 06/01/28 (a)	2,000	1,989
5.25%, 04/01/44 (a)	3,000	3,127
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,960
PartnerRe Finance B LLC (4.50% fixed rate until 01/10/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	4,000	3,846
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	5,905
3.25%, 06/01/50 (a)	2,000	1,837
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,700
2.75%, 10/21/51 (a)	7,000	6,260
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	9,520
6.70%, 02/16/32	10,000	9,515
7.69%, 01/23/50 (a)	10,000	8,742
Pfizer Inc.
2.70%, 05/28/50 (a)	6,000	5,319
3.45%, 03/15/29 (a)	2,000	2,059
3.60%, 09/15/28 (a)	5,000	5,205
3.90%, 03/15/39 (a)	3,000	3,192
4.40%, 05/15/44 (a)	2,000	2,251
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	3,819
2.10%, 05/01/30 (a)	3,000	2,701
4.13%, 03/04/43 (a)	2,000	1,903
Phillips 66
2.15%, 12/15/30 (a)	8,000	7,124
3.30%, 03/15/52	5,000	4,402
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	8,000	7,724
3.75%, 03/01/28 (a)	3,000	2,999
4.68%, 02/15/45 (a)	4,000	4,281

27

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	$9,000	$8,353
2.15%, 01/15/31 (a)	5,000	4,502
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,900
Precision Castparts Corp.
4.38%, 06/15/45 (a)	6,000	6,476
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	6,414
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	5,074
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	7,000	7,175
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	5,125
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,017
PVH Corp.
4.63%, 07/10/25 (a)	7,000	7,139
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,711
4.30%, 05/20/47 (a)	3,000	3,377
Quanta Services Inc.
2.35%, 01/15/32 (a)	5,000	4,349
3.05%, 10/01/41 (a)	5,000	4,123
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	7,000	6,203
2.82%, 09/01/51 (a)	5,000	4,222
3.95%, 08/16/25 (a)	2,000	2,064
4.15%, 05/15/45 (a)	3,000	3,094
4.45%, 11/16/38 (a)	2,000	2,170
Realty Income Corp.
2.85%, 12/15/32	5,000	4,724
3.00%, 01/15/27 (a)	5,000	4,931
3.25%, 01/15/31 (a)	5,000	4,917
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	5,197
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,084
Rio Tinto Finance Ltd.
2.75%, 11/02/51 (a)	6,000	5,197
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	4,295
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	2,000	2,132
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	2,135
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	1,929
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,165
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	4,860
1.20%, 09/02/25 (a)	5,000	4,626
1.75%, 09/02/27 (a)	3,000	2,723
2.15%, 09/02/31 (a)	5,000	4,298
2.20%, 09/02/30 (a)	3,000	2,627
	Principal Amount	Fair Value
RPM International Inc.
3.75%, 03/15/27 (a)	$2,000	$2,031
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	6,811
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	2,058
4.50%, 05/15/30 (a)	3,000	3,144
5.00%, 03/15/27 (a)	2,000	2,117
5.88%, 06/30/26 (a)	7,000	7,574
Salesforce.com Inc.
1.95%, 07/15/31 (a)	8,000	7,307
2.70%, 07/15/41 (a)	5,000	4,432
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	4,043
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	12,000	10,945
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	3,000	3,303
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,968
4.00%, 02/01/48 (a)	4,000	3,966
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (c)	7,000	6,519
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	6,064
4.13%, 05/11/35 (a)	7,000	7,400
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,008
3.20%, 09/23/26 (a)	3,000	3,005
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,007
SLM Corp.
3.13%, 11/02/26 (a)	9,000	8,351
Sonoco Products Co.
2.85%, 02/01/32	5,000	4,672
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	8,673
4.20%, 03/01/29 (a)	8,000	8,281
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	3,798
4.40%, 05/30/47 (a)	2,000	2,014
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	6,441
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,891
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,997
4.50%, 03/15/45 (a)	3,000	3,062
Spirit Realty LP
4.00%, 07/15/29 (a)	8,000	8,088
Stanley Black & Decker Inc.
3.00%, 05/15/32	5,000	4,830
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	4,135
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	6,280
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	2,995
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,991

28

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Tampa Electric Co.
2.40%, 03/15/31 (a)	$8,000	$7,368
3.45%, 03/15/51 (a)	5,000	4,663
4.35%, 05/15/44 (a)	6,000	6,223
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	10,000	10,143
Target Corp.
2.50%, 04/15/26 (a)	3,000	2,981
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	2,170
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	4,244
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,197
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	8,970
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	5,000	4,936
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	7,743
The Boeing Co.
2.70%, 02/01/27 (a)	6,000	5,762
2.95%, 02/01/30 (a)	6,000	5,560
3.25%, 03/01/28 (a)	3,000	2,886
3.75%, 02/01/50 (a)	2,000	1,789
5.04%, 05/01/27 (a)	7,000	7,363
5.15%, 05/01/30 (a)	7,000	7,455
5.81%, 05/01/50 (a)	5,000	5,770
The Charles Schwab Corp.
2.45%, 03/03/27	5,000	4,855
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(c)	8,000	7,267
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	6,342
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	5,268
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,566
2.75%, 06/01/60 (a)	3,000	2,547
The Dow Chemical Co.
2.10%, 11/15/30 (a)	7,000	6,303
3.60%, 11/15/50 (a)	3,000	2,793
4.25%, 10/01/34 (a)	3,000	3,101
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	2,858
The George Washington University
4.13%, 09/15/48 (a)	8,000	8,479
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	12,000	12,070
3.85%, 01/26/27 (a)	6,000	6,070
	Principal Amount	Fair Value
4.25%, 10/21/25 (a)	$2,000	$2,054
5.15%, 05/22/45 (a)	5,000	5,611
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(c)	8,000	6,929
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	4,443
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(c)	8,000	8,008
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	5,000	4,302
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	4,490
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	4,027
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	2,015
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	4,000	4,097
The Hartford Financial Services Group Inc. (2.63% fixed rate until 05/02/22; 2.13% + 3 month USD LIBOR thereafter)
2.63%, 02/12/47 (a)(c)(g)	6,000	5,281
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	1,937
3.35%, 04/15/50 (a)	3,000	2,853
3.50%, 09/15/56 (a)	5,000	4,878
3.90%, 12/06/28 (a)	4,000	4,191
4.50%, 12/06/48 (a)	2,000	2,257
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	8,000	7,283
The Progressive Corp.
2.50%, 03/15/27	5,000	4,895
3.00%, 03/15/32	5,000	4,864
The Toronto-Dominion Bank
3.20%, 03/10/32	11,000	10,832
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	8,000	8,030
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	4,000	3,244

29

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
The Walt Disney Co.
2.65%, 01/13/31 (a)	$6,000	$5,732
3.38%, 11/15/26 (a)	3,000	3,040
3.60%, 01/13/51 (a)	2,000	1,976
4.75%, 11/15/46 (a)	2,000	2,295
6.65%, 11/15/37 (a)	4,000	5,340
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,038
4.85%, 03/01/48 (a)	5,000	5,338
4.90%, 01/15/45 (a)	4,000	4,181
5.40%, 03/04/44 (a)	2,000	2,202
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	5,000	4,468
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	3,454
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	7,000	7,042
3.75%, 04/15/27 (a)	6,000	6,043
3.88%, 04/15/30 (a)	9,000	9,038
Total Capital International S.A.
3.46%, 02/19/29 (a)	5,000	5,078
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,076
3.80%, 03/21/29 (a)	4,000	4,068
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	7,281
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	9,045
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	4,085
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	9,000	8,839
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	4,212
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	2,990
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	5,118
UDR Inc.
2.10%, 08/01/32 (a)	5,000	4,325
3.00%, 08/15/31 (a)	5,000	4,750
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	3,805
3.80%, 04/06/71 (a)	5,000	4,957
4.10%, 09/15/67 (a)	5,000	5,206
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	7,385
4.45%, 12/15/48 (a)	4,000	4,508
4.75%, 07/15/45 (a)	6,000	6,955
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	1,987
Valero Energy Corp.
2.85%, 04/15/25 (a)	2,000	1,976
4.00%, 04/01/29 (a)	2,000	2,043
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,943
Verizon Communications Inc.
2.10%, 03/22/28 (a)	8,000	7,468
2.36%, 03/15/32 (a)(g)	8,000	7,233
	Principal Amount	Fair Value
3.00%, 03/22/27 (a)	$4,000	$3,953
3.40%, 03/22/41 (a)	4,000	3,765
3.55%, 03/22/51 (a)	3,000	2,830
3.70%, 03/22/61 (a)	3,000	2,814
4.40%, 11/01/34 (a)	5,000	5,321
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	5,142
Visa Inc.
2.70%, 04/15/40 (a)	4,000	3,630
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	6,000	5,947
Vodafone Group PLC
4.38%, 05/30/28 (a)	5,000	5,242
5.25%, 05/30/48 (a)	2,000	2,251
Vontier Corp.
2.40%, 04/01/28	8,000	7,048
2.95%, 04/01/31	6,000	5,327
Vornado Realty LP
2.15%, 06/01/26 (a)	4,000	3,746
3.40%, 06/01/31 (a)	5,000	4,683
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	2,050
Walmart Inc.
1.80%, 09/22/31 (a)	5,000	4,551
2.50%, 09/22/41 (a)	5,000	4,453
Waste Connections Inc.
2.20%, 01/15/32 (a)	5,000	4,476
2.95%, 01/15/52 (a)	5,000	4,280
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	2,000	2,004
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	7,265
4.75%, 12/07/46 (a)	2,000	2,185
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,724
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	13,000	12,302
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	6,309
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(c)	7,000	7,309
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,519
3.13%, 08/15/51 (a)	3,000	2,488
3.38%, 08/15/61 (a)	2,000	1,620
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,756
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	5,000	4,935
Weyerhaeuser Co.
4.00%, 03/09/52	5,000	4,978
Willis North America Inc.
3.88%, 09/15/49 (a)	4,000	3,653

30

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Workday Inc.
3.50%, 04/01/27	$5,000	$5,010
3.70%, 04/01/29	10,000	10,016
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	8,090
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	2,997
Yamana Gold Inc.
2.63%, 08/15/31	6,000	5,366
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	2,976
3.90%, 08/20/28 (a)	4,000	4,111
		3,484,409
Non-Agency Collateralized Mortgage Obligations - 5.9%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	158,000	155,816
BANK 2018-BNK15
4.41%, 11/15/61 (a)(c)	66,000	69,930
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	33,036
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	60,868
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (a)(c)	33,000	31,007
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(c)	31,273	31,640
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(c)	25,000	25,413
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(c)	25,000	21,188
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(c)	25,000	25,440
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	100,254
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	54,608
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%, 07/15/45 (a)(c)	15,000	15,127
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(c)	20,000	15,697
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	724	8
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (a)(c)(e)	328,071	5,697
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	28,250	25,696
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	25,414
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(c)	$58,000	$58,831
		755,670
Sovereign Bonds - 0.5%
Government of Mexico
4.75%, 03/08/44 (a)	20,000	19,721
Government of Peru
1.86%, 12/01/32 (a)	10,000	8,577
2.78%, 12/01/60 (a)	15,000	11,775
5.63%, 11/18/50 (a)	11,000	13,960
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	16,638
		70,671
Municipal Bonds and Notes - 0.7%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	18,907
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	9,788
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	27,775
State of California
4.60%, 04/01/38	15,000	16,410
State of Illinois
5.10%, 06/01/33	10,000	10,634
		83,514
Total Bonds and Notes (Cost $12,965,618)		12,520,065

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (c)	932	23,579
Total Investments in Securities (Cost $12,988,918)		12,543,644
Short-Term Investments - 6.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (h)(i) (Cost $848,154)	848,154	848,154
Total Investments (Cost $13,837,072)		13,391,798
Liabilities in Excess of Other Assets, net - (4.9)%		(627,102)
NET ASSETS - 100.0%		$12,764,696

31

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$278	1.00%/ Quarterly	12/20/26	$(4,791)	$(5,238)	$447
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	280	5.00%/ Quarterly	06/20/27	15,526	14,496	1,030
							$1,477

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2022	7	$1,503,005	$1,483,453	$(19,552)

The Fund had the following short futures contracts open at March 31, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2022	1	$(127,061)	$(122,875)	$4,186
U.S. Long Bond Futures	June 2022	1	(155,068)	(150,062)	5,006
10 Yr. U.S. Treasury Ultra Futures	June 2022	7	(966,999)	(948,282)	18,717
5 Yr. U.S. Treasury Notes Futures	June 2022	1	(119,143)	(114,687)	4,456
					$32,365

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
32

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2022

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $239,074 or 1.87% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$4,990,653	$—	$4,990,653
Agency Mortgage Backed	—	2,960,839	—	2,960,839
Agency Collateralized Mortgage Obligations	—	127,318	—	127,318
Asset Backed	—	46,991	—	46,991
Corporate Notes	—	3,484,409	—	3,484,409
Non-Agency Collateralized Mortgage Obligations	—	755,670	—	755,670
Sovereign Bonds	—	70,671	—	70,671
Municipal Bonds and Notes	—	83,514	—	83,514
Preferred Stock	23,579	—	—	23,579
Short-Term Investments	848,154	—	—	848,154
Total Investments in Securities	$871,733	$12,520,065	$—	$13,391,798
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	1,477	—	1,477
Long Futures Contracts - Unrealized Depreciation	(19,552)	—	—	(19,552)
Short Futures Contracts - Unrealized Appreciation	32,365	—	—	32,365
Total Other Financial Instruments	$12,813	$1,477	$—	$14,290

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,652,318	$1,652,318	$2,504,367	$3,308,531	$—	$—	848,154	$848,154	$239
33

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Domestic Equity - 38.3% †
Common Stock - 38.3%
Advertising - 0.1%
Advantage Solutions Inc. (a)	2,502	$15,963
Boston Omaha Corp., Class A (a)	991	25,142
Cardlytics Inc. (a)	1,525	83,845
Clear Channel Outdoor Holdings Inc. (a)	17,207	59,536
comScore Inc. (a)	2,198	6,396
Emerald Holding Inc. (a)	1,433	4,872
Fluent Inc. (a)	400	832
Integral Ad Science Holding Corp. (a)	1,482	20,452
Loyalty Ventures Inc. (a)	280	4,628
Magnite Inc. (a)	6,127	80,938
National CineMedia Inc.	1,943	4,935
Omnicom Group Inc.	2,627	222,980
Stagwell Inc. (a)	2,534	18,346
TechTarget Inc. (a)	1,229	99,893
The Interpublic Group of Companies Inc.	4,942	175,194
Thryv Holdings Inc. (a)	261	7,339
		831,291
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,606	77,779
Aerojet Rocketdyne Holdings Inc. (a)	3,507	138,001
Aerovironment Inc. (a)	1,059	99,694
AerSale Corp. (a)	496	7,797
Astronics Corp. (a)	752	9,723
Axon Enterprise Inc. (a)	900	123,957
BWX Technologies Inc.	1,000	53,860
Byrna Technologies Inc. (a)	603	4,927
Cadre Holdings Inc.	347	8,522
Curtiss-Wright Corp.	400	60,064
Ducommun Inc. (a)	528	27,662
General Dynamics Corp.	3,115	751,276
HEICO Corp.	500	76,770
HEICO Corp., Class A	1,100	139,513
Hexcel Corp.	800	47,576
Howmet Aerospace Inc.	4,897	175,998
Huntington Ingalls Industries Inc.	500	99,720
Kaman Corp.	1,311	57,002
Kratos Defense & Security Solutions Inc. (a)	5,753	117,821
L3Harris Technologies Inc.	2,480	616,206
Lockheed Martin Corp.	3,014	1,330,380
Maxar Technologies Inc.	3,402	134,243
Mercury Systems Inc. (a)	800	51,560
Moog Inc., Class A	1,358	119,232
National Presto Industries Inc.	253	19,468
Northrop Grumman Corp.	1,780	796,052
Park Aerospace Corp.	558	7,282
Parsons Corp. (a)	1,255	48,569
Raytheon Technologies Corp.	18,786	1,861,129
Spirit AeroSystems Holdings Inc., Class A	1,100	53,779
Textron Inc.	2,771	206,107
The Boeing Co. (a)	6,746	1,291,859
TransDigm Group Inc. (a)	632	411,773
Triumph Group Inc. (a)	3,012	76,143
Vectrus Inc. (a)	472	16,926
Virgin Galactic Holdings Inc. (a)	2,100	20,748
	Number of Shares	Fair Value
Woodward Inc.	600	$74,946
		9,214,064
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	823	120,183
AgEagle Aerial Systems Inc. (a)	3,400	4,046
Deere & Co.	3,509	1,457,849
Hydrofarm Holdings Group Inc. (a)	1,893	28,679
Lindsay Corp.	515	80,860
The Toro Co.	1,368	116,950
Titan International Inc. (a)	2,480	36,531
		1,845,098
Agricultural Products - 0.1%
AppHarvest Inc. (a)	2,400	12,900
Archer-Daniels-Midland Co.	6,772	611,241
Bunge Ltd.	1,737	192,477
Darling Ingredients Inc. (a)	2,100	168,798
Fresh Del Monte Produce Inc.	1,604	41,560
Ingredion Inc.	944	82,269
Limoneira Co.	441	6,474
		1,115,719
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	2,778	92,924
Atlas Air Worldwide Holdings Inc. (a)	1,351	116,686
CH Robinson Worldwide Inc.	1,469	158,226
Expeditors International of Washington Inc.	2,101	216,739
FedEx Corp.	3,072	710,830
Forward Air Corp.	1,258	123,007
GXO Logistics Inc. (a)	1,273	90,816
Hub Group Inc., Class A (a)	1,552	119,830
Radiant Logistics Inc. (a)	1,883	11,995
United Parcel Service Inc., Class B	8,892	1,906,978
		3,548,031
Airlines - 0.1%
Alaska Air Group Inc. (a)	1,621	94,034
Allegiant Travel Co. (a)	721	117,083
American Airlines Group Inc. (a)	7,000	127,750
Delta Air Lines Inc. (a)	7,857	310,902
Frontier Group Holdings Inc. (a)	1,243	14,083
Hawaiian Holdings Inc. (a)	2,421	47,694
JetBlue Airways Corp. (a)	3,200	47,840
Mesa Air Group Inc. (a)	1,100	4,840
SkyWest Inc. (a)	2,359	68,057
Southwest Airlines Co. (a)	7,262	332,600
Spirit Airlines Inc. (a)	4,627	101,192
Sun Country Airlines Holdings Inc. (a)	1,550	40,579
United Airlines Holdings Inc. (a)	4,066	188,500
		1,495,154
Alternative Carriers - 0.0% *
Anterix Inc. (a)	479	27,734
Bandwidth Inc., Class A (a)	919	29,766
Cogent Communications Holdings Inc.	1,999	132,634
EchoStar Corp., Class A (a)	1,783	43,398

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Globalstar Inc. (a)	29,230	$42,968
Iridium Communications Inc. (a)	5,433	219,059
Liberty Latin America Ltd., Class A (a)	1,695	16,441
Liberty Latin America Ltd., Class C (a)	7,302	70,026
Lumen Technologies Inc.	13,154	148,246
		730,272
Aluminum - 0.0% *
Alcoa Corp.	2,358	212,291
Arconic Corp. (a)	5,010	128,356
Century Aluminum Co. (a)	2,431	63,960
Kaiser Aluminum Corp.	747	70,337
United Co. RUSAL International PJSC (a)**	55,670	—
		474,944
Apparel Retail - 0.1%
Abercrombie & Fitch Co., Class A (a)	2,574	82,342
American Eagle Outfitters Inc.	7,133	119,834
Boot Barn Holdings Inc. (a)	1,372	130,052
Burlington Stores Inc. (a)	835	152,112
Caleres Inc.	1,774	34,291
Chico's FAS Inc. (a)	5,052	24,250
Citi Trends Inc. (a)	368	11,270
Designer Brands Inc., Class A (a)	2,889	39,030
Foot Locker Inc.	615	18,241
Genesco Inc. (a)	659	41,919
Guess? Inc.	1,938	42,345
Ross Stores Inc.	4,285	387,621
Shoe Carnival Inc.	734	21,403
The Buckle Inc.	1,416	46,785
The Cato Corp., Class A	912	13,370
The Children's Place Inc. (a)	673	33,179
The Gap Inc.	3,147	44,310
The TJX Companies Inc.	14,653	887,679
Tilly's Inc., Class A	852	7,975
Torrid Holdings Inc. (a)	662	4,012
Urban Outfitters Inc. (a)	3,232	81,156
Victoria's Secret & Co. (a)	739	37,955
Zumiez Inc. (a)	896	34,236
		2,295,367
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc.	400	36,796
Columbia Sportswear Co.	500	45,265
Fossil Group Inc. (a)	1,977	19,058
G-III Apparel Group Ltd. (a)	2,099	56,778
Hanesbrands Inc.	3,800	56,582
Kontoor Brands Inc.	2,436	100,729
Movado Group Inc.	759	29,639
Oxford Industries Inc.	760	68,780
PLBY Group Inc. (a)	963	12,606
PVH Corp.	800	61,288
Ralph Lauren Corp.	500	56,720
Superior Group of Companies Inc.	394	7,033
Tapestry Inc.	3,574	132,774
Under Armour Inc., Class A (a)	2,700	45,954
Under Armour Inc., Class C (a)	1,400	21,784
Vera Bradley Inc. (a)	908	6,964
	Number of Shares	Fair Value
VF Corp.	4,200	$238,812
		997,562
Application Software - 1.2%
8x8 Inc. (a)	5,346	67,306
ACI Worldwide Inc. (a)	5,427	170,896
Adobe Inc. (a)	5,886	2,681,779
Agilysys Inc. (a)	1,017	40,558
Alarm.com Holdings Inc. (a)	2,213	147,076
Alkami Technology Inc. (a)	1,011	14,467
Altair Engineering Inc., Class A (a)	2,166	139,490
Alteryx Inc., Class A (a)	800	57,224
American Software Inc., Class A	1,516	31,593
Anaplan Inc. (a)	1,600	104,080
ANSYS Inc. (a)	1,071	340,203
Appfolio Inc., Class A (a)	895	101,323
Asana Inc., Class A (a)	3,333	133,220
Aspen Technology Inc. (a)	864	142,880
Autodesk Inc. (a)	2,674	573,172
Avalara Inc. (a)	1,123	111,750
Avaya Holdings Corp. (a)	3,926	49,742
AvidXchange Holdings Inc. (a)	1,214	9,773
Benefitfocus Inc. (a)	1,198	15,119
Bentley Systems Inc., Class B	1,500	66,270
Bill.com Holdings Inc. (a)	1,192	270,334
Black Knight Inc. (a)	2,024	117,372
Blackbaud Inc. (a)	2,244	134,348
Blackline Inc. (a)	2,534	185,539
Bottomline Technologies de Inc. (a)	2,034	115,287
Box Inc., Class A (a)	6,283	182,584
BTRS Holdings Inc., Class A (a)	4,373	32,710
C3.ai Inc., Class A (a)	800	18,160
Cadence Design Systems Inc. (a)	3,351	551,105
CDK Global Inc.	1,300	63,284
Cerence Inc. (a)	1,796	64,836
Ceridian HCM Holding Inc. (a)	1,705	116,554
ChannelAdvisor Corp. (a)	1,227	20,331
Citrix Systems Inc.	1,572	158,615
Cleanspark Inc. (a)	1,600	19,792
Consensus Cloud Solutions Inc. (a)	766	46,060
Couchbase Inc. (a)	1,081	18,831
Coupa Software Inc. (a)	959	97,463
CS Disco Inc. (a)	718	24,390
Datadog Inc., Class A (a)	3,096	468,951
Digimarc Corp. (a)	410	10,812
Digital Turbine Inc. (a)	4,248	186,105
DocuSign Inc. (a)	2,389	255,910
Domo Inc., Class B (a)	1,331	67,309
DoubleVerify Holdings Inc. (a)	600	15,102
Dropbox Inc., Class A (a)	4,200	97,650
Duck Creek Technologies Inc. (a)	1,100	24,332
Dynatrace Inc. (a)	2,700	127,170
E2open Parent Holdings Inc. (a)	9,367	82,523
Ebix Inc.	1,279	42,399
eGain Corp. (a)	700	8,106
Elastic N.V. (a)	1,000	88,950
Enfusion Inc., Class A (a)	759	9,654
EngageSmart Inc. (a)	560	11,934
Envestnet Inc. (a)	2,499	186,026

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Everbridge Inc. (a)	500	$21,820
EverCommerce Inc. (a)	1,380	18,216
Fair Isaac Corp. (a)	350	163,261
Five9 Inc. (a)	900	99,360
GTY Technology Holdings Inc. (a)	1,668	5,388
Guidewire Software Inc. (a)	900	85,158
HubSpot Inc. (a)	558	265,016
Informatica Inc., Class A (a)	400	7,896
Instructure Holdings Inc. (a)	419	8,405
Intapp Inc. (a)	501	12,029
Intelligent Systems Corp. (a)	348	9,535
InterDigital Inc.	1,455	92,829
Intuit Inc.	3,271	1,572,828
Jamf Holding Corp. (a)	800	27,848
Kaltura Inc. (a)	200	358
LivePerson Inc. (a)	3,104	75,800
Manhattan Associates Inc. (a)	831	115,268
Marathon Digital Holdings Inc. (a)	4,485	125,356
MeridianLink Inc. (a)	1,043	18,878
MicroStrategy Inc., Class A (a)	433	210,577
Mimecast Ltd. (a)	2,842	226,109
Mitek Systems Inc. (a)	1,803	26,450
Model N Inc. (a)	1,697	45,649
Momentive Global Inc. (a)	6,109	99,332
nCino Inc. (a)	700	28,686
NCR Corp. (a)	1,400	56,266
New Relic Inc. (a)	500	33,440
Nutanix Inc., Class A (a)	2,900	77,778
ON24 Inc. (a)	1,066	14,018
PagerDuty Inc. (a)	3,853	131,734
Palantir Technologies Inc., Class A (a)	20,729	284,609
Paycom Software Inc. (a)	635	219,951
Paycor HCM Inc. (a)	500	14,555
Paylocity Holding Corp. (a)	500	102,885
Pegasystems Inc.	400	32,260
Procore Technologies Inc. (a)	700	40,572
PROS Holdings Inc. (a)	1,896	63,156
PTC Inc. (a)	1,348	145,207
Q2 Holdings Inc. (a)	2,559	157,762
Rekor Systems Inc. (a)	1,600	7,296
Rimini Street Inc. (a)	1,614	9,361
RingCentral Inc., Class A (a)	900	105,489
Riot Blockchain Inc. (a)	4,945	104,686
salesforce.com Inc. (a)	11,521	2,446,139
ShotSpotter Inc. (a)	283	7,845
Smartsheet Inc., Class A (a)	1,400	76,692
Smith Micro Software Inc. (a)	2,071	7,808
Splunk Inc. (a)	2,010	298,706
Sprout Social Inc., Class A (a)	2,120	169,854
SPS Commerce Inc. (a)	1,660	217,792
SS&C Technologies Holdings Inc.	2,900	217,558
Stronghold Digital Mining Inc., Class A (a)	447	2,615
Sumo Logic Inc. (a)	4,181	48,792
Synopsys Inc. (a)	1,844	614,550
The Trade Desk Inc., Class A (a)	5,311	367,787
Tyler Technologies Inc. (a)	504	224,224
Unity Software Inc. (a)	1,898	188,301
Upland Software Inc. (a)	1,044	18,385
Verint Systems Inc. (a)	3,016	155,927
Veritone Inc. (a)	1,210	22,119
	Number of Shares	Fair Value
Viant Technology Inc., Class A (a)	600	$3,930
VirnetX Holding Corp. (a)	3,900	6,357
Vonage Holdings Corp. (a)	11,280	228,871
Workday Inc., Class A (a)	2,310	553,153
Workiva Inc. (a)	1,969	232,342
Yext Inc. (a)	5,429	37,406
Zendesk Inc. (a)	1,506	181,157
Zoom Video Communications Inc., Class A (a)	2,674	313,473
		20,523,309
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	600	84,570
Ameriprise Financial Inc.	1,367	410,592
Ares Management Corp., Class A	1,822	148,001
Artisan Partners Asset Management Inc., Class A	2,752	108,291
AssetMark Financial Holdings Inc. (a)	580	12,905
BlackRock Inc.	1,801	1,376,270
Blackstone Inc.	8,612	1,093,207
Blucora Inc. (a)	2,320	45,356
Brightsphere Investment Group Inc.	1,486	36,036
Cohen & Steers Inc.	1,170	100,491
Diamond Hill Investment Group Inc.	126	23,600
Federated Hermes Inc.	4,361	148,536
Focus Financial Partners Inc., Class A (a)	2,991	136,808
Franklin Resources Inc.	4,000	111,680
GAMCO Investors Inc., Class A	288	6,368
GCM Grosvenor Inc., Class A	2,182	21,187
Hamilton Lane Inc., Class A	1,635	126,369
Invesco Ltd.	3,500	80,710
KKR & Company Inc.	6,805	397,888
Northern Trust Corp.	2,532	294,852
Pzena Investment Management Inc., Class A	914	7,330
Sculptor Capital Management Inc.	782	10,893
SEI Investments Co.	1,500	90,315
State Street Corp. (b)	4,461	388,642
StepStone Group Inc., Class A	1,917	63,376
T Rowe Price Group Inc.	2,757	416,831
The Bank of New York Mellon Corp.	9,206	456,894
The Carlyle Group Inc.	2,151	105,206
Virtus Investment Partners Inc.	345	82,797
WisdomTree Investments Inc.	6,483	38,055
		6,424,056
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	5,395	41,865
BorgWarner Inc.	3,086	120,045
Cooper-Standard Holdings Inc. (a)	530	4,648
Dana Inc.	6,824	119,898
Dorman Products Inc. (a)	1,238	117,647
Fox Factory Holding Corp. (a)	1,943	190,317
Gentex Corp.	2,558	74,617
Gentherm Inc. (a)	1,562	114,088
LCI Industries	1,161	120,523

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Lear Corp.	800	$114,072
Modine Manufacturing Co. (a)	2,100	18,921
Motorcar Parts of America Inc. (a)	565	10,074
Patrick Industries Inc.	1,073	64,702
QuantumScape Corp. (a)	3,000	59,970
Standard Motor Products Inc.	998	43,054
Stoneridge Inc. (a)	1,080	22,421
Tenneco Inc., Class A (a)	3,224	59,064
Visteon Corp. (a)	1,301	141,978
XL Fleet Corp. (a)	5,509	10,963
XPEL Inc. (a)	855	44,982
		1,493,849
Automobile Manufacturers - 0.8%
Canoo Inc. (a)	3,867	21,346
Fisker Inc. (a)	7,690	99,201
Ford Motor Co.	49,491	836,893
General Motors Co. (a)	17,427	762,257
Lordstown Motors Corp., Class A (a)	5,541	18,895
Rivian Automotive Inc., Class A (a)	2,000	100,480
Tesla Inc. (a)	10,334	11,135,918
Thor Industries Inc.	634	49,896
Winnebago Industries Inc.	1,522	82,233
Workhorse Group Inc. (a)	5,916	29,580
		13,136,699
Automotive Retail - 0.2%
Advance Auto Parts Inc.	798	165,154
America's Car-Mart Inc. (a)	291	23,443
Arko Corp.	3,833	34,880
Asbury Automotive Group Inc. (a)	1,065	170,613
AutoNation Inc. (a)	382	38,040
AutoZone Inc. (a)	255	521,368
Camping World Holdings Inc., Class A	1,979	55,313
CarLotz Inc. (a)	2,186	2,995
CarMax Inc. (a)	2,100	202,608
Carvana Co. (a)	1,013	120,841
Group 1 Automotive Inc.	766	128,558
Lazydays Holdings Inc. (a)	406	8,193
Lithia Motors Inc., Class A	400	120,048
Monro Inc.	1,568	69,525
Murphy USA Inc.	1,073	214,557
OneWater Marine Inc., Class A	503	17,328
O'Reilly Automotive Inc. (a)	810	554,818
Penske Automotive Group Inc.	270	25,304
Shift Technologies Inc. (a)	3,000	6,600
Sonic Automotive Inc., Class A	1,028	43,700
TravelCenters of America Inc. (a)	611	26,249
Vroom Inc. (a)	1,500	3,990
		2,554,125
Biotechnology - 1.2%
2seventy bio Inc. (a)	732	12,488
4D Molecular Therapeutics Inc. (a)	1,200	18,144
89bio Inc. (a)	560	2,111
AbbVie Inc.	21,972	3,561,881
ACADIA Pharmaceuticals Inc. (a)	5,606	135,777
Acumen Pharmaceuticals Inc. (a)	1,301	5,087
	Number of Shares	Fair Value
Adagio Therapeutics Inc. (a)	1,100	$5,016
Adicet Bio Inc. (a)	718	14,338
Adverum Biotechnologies Inc. (a)	2,646	3,466
Aeglea BioTherapeutics Inc. (a)	1,275	2,933
Aerovate Therapeutics Inc. (a)	437	8,010
Agenus Inc. (a)	10,581	26,029
Agios Pharmaceuticals Inc. (a)	2,561	74,551
Akebia Therapeutics Inc. (a)	6,056	4,348
Akero Therapeutics Inc. (a)	1,100	15,609
Akouos Inc. (a)	730	3,468
Albireo Pharma Inc. (a)	824	24,580
Aldeyra Therapeutics Inc. (a)	2,400	10,668
Alector Inc. (a)	2,800	39,900
Aligos Therapeutics Inc. (a)	1,300	2,795
Allakos Inc. (a)	1,613	9,194
Allogene Therapeutics Inc. (a)	2,483	22,620
Allovir Inc. (a)	1,229	8,296
Alnylam Pharmaceuticals Inc. (a)	1,481	241,833
Alpine Immune Sciences Inc. (a)	639	5,732
Altimmune Inc. (a)	1,600	9,744
ALX Oncology Holdings Inc. (a)	756	12,776
Amgen Inc.	6,929	1,675,571
Amicus Therapeutics Inc. (a)	12,349	116,945
AnaptysBio Inc. (a)	805	19,916
Anavex Life Sciences Corp. (a)	3,231	39,774
Anika Therapeutics Inc. (a)	709	17,803
Annexon Inc. (a)	1,050	2,867
Apellis Pharmaceuticals Inc. (a)	3,346	170,010
Applied Molecular Transport Inc. (a)	1,024	7,700
Applied Therapeutics Inc. (a)	1,000	2,110
AquaBounty Technologies Inc. (a)	3,200	5,984
Arcturus Therapeutics Holdings Inc. (a)	891	24,021
Arcus Biosciences Inc. (a)	2,117	66,813
Arcutis Biotherapeutics Inc. (a)	1,360	26,194
Ardelyx Inc. (a)	4,600	4,922
Arrowhead Pharmaceuticals Inc. (a)	4,734	217,717
Atara Biotherapeutics Inc. (a)	3,460	32,143
Athenex Inc. (a)	4,400	3,650
Athersys Inc. (a)	6,676	4,042
Atossa Genetics Inc. (a)	5,700	7,125
Atreca Inc., Class A (a)	1,800	5,706
Aura Biosciences Inc. (a)	332	7,304
Avalo Therapeutics Inc. (a)	3,683	2,669
Avid Bioservices Inc. (a)	2,871	58,482
Avidity Biosciences Inc. (a)	1,820	33,615
Avita Therapeutics Inc. (a)	1,200	10,176
Avrobio Inc. (a)	2,200	2,904
Beam Therapeutics Inc. (a)	2,395	137,234
Beyondspring Inc. (a)	828	1,822
BioAtla Inc. (a)	700	3,500
BioCryst Pharmaceuticals Inc. (a)	8,424	136,974
Biogen Inc. (a)	1,792	377,395
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,562	303,776
BioMarin Pharmaceutical Inc. (a)	2,289	176,482
Biomea Fusion Inc. (a)	1,040	4,638

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Bioxcel Therapeutics Inc. (a)	797	$16,665
Black Diamond Therapeutics Inc. (a)	1,100	3,047
Bluebird Bio Inc. (a)	2,242	10,874
Blueprint Medicines Corp. (a)	2,737	174,840
Bolt Biotherapeutics Inc. (a)	800	2,192
Bridgebio Pharma Inc. (a)	5,078	51,542
Brooklyn ImmunoTherapeutics Inc. (a)	1,300	2,665
C4 Therapeutics Inc. (a)	1,850	44,881
Cardiff Oncology Inc. (a)	1,071	2,656
CareDx Inc. (a)	2,385	88,221
Caribou Biosciences Inc. (a)	2,339	21,472
Catalyst Pharmaceuticals Inc. (a)	3,980	32,994
Celcuity Inc. (a)	276	2,581
Celldex Therapeutics Inc. (a)	2,176	74,115
CEL-SCI Corp. (a)	1,183	4,649
Century Therapeutics Inc. (a)	566	7,126
Cerevel Therapeutics Holdings Inc. (a)	1,930	67,569
ChemoCentryx Inc. (a)	2,556	64,079
Chimerix Inc. (a)	2,592	11,871
Chinook Therapeutics Inc. (a)	1,577	25,800
Clene Inc. (a)	1,600	6,304
Clovis Oncology Inc. (a)	5,000	10,100
Codiak Biosciences Inc. (a)	1,000	6,270
Cogent Biosciences Inc. (a)	1,105	8,276
Coherus Biosciences Inc. (a)	3,122	40,305
Contra Aduro Biotech	4,580	595
Cortexyme Inc. (a)	1,000	6,190
Crinetics Pharmaceuticals Inc. (a)	2,203	48,356
Cue Biopharma Inc. (a)	1,475	7,198
Cullinan Oncology Inc. (a)	1,061	11,109
Curis Inc. (a)	4,200	9,996
Cyteir Therapeutics Inc. (a)	470	1,772
Cytokinetics Inc. (a)	3,714	136,712
CytomX Therapeutics Inc. (a)	2,232	5,959
Day One Biopharmaceuticals Inc. (a)	386	3,829
Deciphera Pharmaceuticals Inc. (a)	1,367	12,672
Denali Therapeutics Inc. (a)	4,262	137,109
DermTech Inc. (a)	844	12,390
Design Therapeutics Inc. (a)	929	15,003
Dynavax Technologies Corp. (a)	5,123	55,533
Dyne Therapeutics Inc. (a)	1,200	11,568
Eagle Pharmaceuticals Inc. (a)	555	27,467
Editas Medicine Inc. (a)	3,249	61,796
Eiger BioPharmaceuticals Inc. (a)	983	8,159
Emergent BioSolutions Inc. (a)	2,303	94,561
Enanta Pharmaceuticals Inc. (a)	912	64,916
Entrada Therapeutics Inc. (a)	503	4,723
Epizyme Inc. (a)	2,859	3,288
Erasca Inc. (a)	2,940	25,284
Evelo Biosciences Inc. (a)	897	3,041
Exact Sciences Corp. (a)	2,300	160,816
Exagen Inc. (a)	594	4,770
Exelixis Inc. (a)	3,600	81,612
Fate Therapeutics Inc. (a)	3,803	147,442
FibroGen Inc. (a)	4,092	49,186
Finch Therapeutics Group Inc. (a)	349	1,755
Foghorn Therapeutics Inc. (a)	666	10,143
	Number of Shares	Fair Value
Forma Therapeutics Holdings Inc. (a)	1,401	$13,029
Forte Biosciences Inc. (a)	600	876
Fortress Biotech Inc. (a)	4,058	5,519
Frequency Therapeutics Inc. (a)	1,030	2,184
G1 Therapeutics Inc. (a)	1,402	10,655
Generation Bio Co. (a)	2,181	16,009
Geron Corp. (a)	9,345	12,709
Gilead Sciences Inc.	15,855	942,580
Global Blood Therapeutics Inc. (a)	2,917	101,045
Gossamer Bio Inc. (a)	2,628	22,811
Graphite Bio Inc. (a)	779	3,973
Greenwich Lifesciences Inc. (a)	107	2,099
Gritstone Oncology Inc. (a)	1,800	7,416
GT Biopharma Inc. (a)	1,400	4,032
Halozyme Therapeutics Inc. (a)	6,368	253,956
Harpoon Therapeutics Inc. (a)	900	4,473
Heron Therapeutics Inc. (a)	4,526	25,889
Homology Medicines Inc. (a)	2,100	6,384
Hookipa Pharma Inc. (a)	1,300	2,964
Horizon Therapeutics PLC (a)	2,709	285,014
Humanigen Inc. (a)	2,200	6,622
iBio Inc. (a)	12,800	5,481
Icosavax Inc. (a)	600	4,224
Ideaya Biosciences Inc. (a)	1,376	15,397
IGM Biosciences Inc. (a)	400	10,692
Imago Biosciences Inc. (a)	923	17,786
Immuneering Corp., Class A (a)	284	1,837
Immunic Inc. (a)	632	7,142
ImmunityBio Inc. (a)	2,413	13,537
ImmunoGen Inc. (a)	9,403	44,758
Immunovant Inc. (a)	1,341	7,389
Incyte Corp. (a)	2,346	186,319
Infinity Pharmaceuticals Inc. (a)	5,800	6,612
Inhibrx Inc. (a)	1,355	30,189
Inovio Pharmaceuticals Inc. (a)	9,964	35,771
Inozyme Pharma Inc. (a)	397	1,624
Insmed Inc. (a)	5,533	130,026
Instil Bio Inc. (a)	2,644	28,423
Intellia Therapeutics Inc. (a)	3,208	233,125
Intercept Pharmaceuticals Inc. (a)	879	14,301
Ionis Pharmaceuticals Inc. (a)	2,200	81,488
Iovance Biotherapeutics Inc. (a)	2,100	34,965
Ironwood Pharmaceuticals Inc. (a)	6,918	87,028
iTeos Therapeutics Inc. (a)	972	31,279
IVERIC bio Inc. (a)	5,419	91,202
Janux Therapeutics Inc. (a)	439	6,295
Jounce Therapeutics Inc. (a)	1,127	7,652
KalVista Pharmaceuticals Inc. (a)	778	11,468
Karuna Therapeutics Inc. (a)	1,042	132,115
Karyopharm Therapeutics Inc. (a)	2,939	21,660
Keros Therapeutics Inc. (a)	748	40,676
Kezar Life Sciences Inc. (a)	1,254	20,841
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,011	10,049
Kinnate Biopharma Inc. (a)	1,248	14,052
Kodiak Sciences Inc. (a)	1,311	10,121

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Kronos Bio Inc. (a)	1,253	$9,059
Krystal Biotech Inc. (a)	853	56,759
Kura Oncology Inc. (a)	3,023	48,610
Kymera Therapeutics Inc. (a)	1,628	68,897
Legend Biotech Corp. (a)	900	32,706
Lexicon Pharmaceuticals Inc. (a)	3,100	6,479
Ligand Pharmaceuticals Inc. (a)	712	80,093
Lineage Cell Therapeutics Inc. (a)	6,100	9,394
Lyell Immunopharma Inc. (a)	6,822	34,451
MacroGenics Inc. (a)	2,931	25,822
Madrigal Pharmaceuticals Inc. (a)	559	54,849
Magenta Therapeutics Inc. (a)	1,500	4,350
MannKind Corp. (a)	11,831	43,538
MEI Pharma Inc. (a)	3,118	1,879
MeiraGTx Holdings PLC (a)	984	13,628
Mersana Therapeutics Inc. (a)	3,174	12,664
MiMedx Group Inc. (a)	5,406	25,462
Mirati Therapeutics Inc. (a)	500	41,110
Moderna Inc. (a)	4,208	724,870
Molecular Templates Inc. (a)	1,600	5,520
Monte Rosa Therapeutics Inc. (a)	1,329	18,633
Morphic Holding Inc. (a)	1,014	40,712
Mustang Bio Inc. (a)	3,206	3,238
Myriad Genetics Inc. (a)	3,732	94,046
Natera Inc. (a)	900	36,612
Neoleukin Therapeutics Inc. (a)	2,000	3,760
Neurocrine Biosciences Inc. (a)	1,000	93,750
NexImmune Inc. (a)	1,600	6,736
Nkarta Inc. (a)	500	5,690
Novavax Inc. (a)	800	58,920
Nurix Therapeutics Inc. (a)	1,134	15,887
Nuvalent Inc., Class A (a)	342	4,750
Ocugen Inc. (a)	6,252	20,632
Olema Pharmaceuticals Inc. (a)	1,047	4,460
Omega Therapeutics Inc. (a)	410	2,558
Oncocyte Corp. (a)	1,668	2,485
Oncorus Inc. (a)	1,500	2,670
Oncternal Therapeutics Inc. (a)	1,181	1,642
OPKO Health Inc. (a)	18,933	65,130
Organogenesis Holdings Inc. (a)	3,194	24,338
ORIC Pharmaceuticals Inc. (a)	1,400	7,476
Outlook Therapeutics Inc. (a)	2,613	4,651
Oyster Point Pharma Inc. (a)	512	5,960
Passage Bio Inc. (a)	1,700	5,270
PMV Pharmaceuticals Inc. (a)	1,286	26,775
Poseida Therapeutics Inc. (a)	846	3,790
Praxis Precision Medicines Inc. (a)	1,351	13,794
Precigen Inc. (a)	4,200	8,862
Precision BioSciences Inc. (a)	1,519	4,679
Prelude Therapeutics Inc. (a)	600	4,140
Prometheus Biosciences Inc. (a)	1,418	53,544
Protagonist Therapeutics Inc. (a)	2,126	50,344
PTC Therapeutics Inc. (a)	3,259	121,593
Puma Biotechnology Inc. (a)	1,900	5,472
Pyxis Oncology Inc. (a)	616	2,489
	Number of Shares	Fair Value
Radius Health Inc. (a)	1,994	$17,607
Rallybio Corp. (a)	346	2,415
RAPT Therapeutics Inc. (a)	900	19,791
Recursion Pharmaceuticals Inc., Class A (a)	5,518	39,509
Regeneron Pharmaceuticals Inc. (a)	1,263	882,104
REGENXBIO Inc. (a)	1,873	62,165
Relay Therapeutics Inc. (a)	3,301	98,799
Replimune Group Inc. (a)	1,004	17,048
REVOLUTION Medicines Inc. (a)	2,819	71,913
Rhythm Pharmaceuticals Inc. (a)	2,171	25,010
Rigel Pharmaceuticals Inc. (a)	8,313	24,856
Rocket Pharmaceuticals Inc. (a)	1,992	31,593
Rubius Therapeutics Inc. (a)	2,100	11,571
Sage Therapeutics Inc. (a)	800	26,480
Sana Biotechnology Inc. (a)	2,980	24,615
Sangamo Therapeutics Inc. (a)	5,724	33,256
Sarepta Therapeutics Inc. (a)	900	70,308
Scholar Rock Holding Corp. (a)	935	12,052
Seagen Inc. (a)	1,700	244,885
Selecta Biosciences Inc. (a)	4,600	5,658
Sensei Biotherapeutics Inc. (a)	500	1,155
Seres Therapeutics Inc. (a)	3,408	24,265
Sesen Bio Inc. (a)	8,400	5,063
Shattuck Labs Inc. (a)	1,500	6,390
Silverback Therapeutics Inc. (a)	800	2,808
Solid Biosciences Inc. (a)	4,800	5,760
Sorrento Therapeutics Inc. (a)	14,441	33,648
Spectrum Pharmaceuticals Inc. (a)	8,800	11,352
Spero Therapeutics Inc. (a)	725	6,308
SpringWorks Therapeutics Inc. (a)	1,376	77,661
SQZ Biotechnologies Co. (a)	717	3,449
Stoke Therapeutics Inc. (a)	800	16,840
Summit Therapeutics Inc. (a)	1,264	3,097
Surface Oncology Inc. (a)	1,500	4,410
Sutro Biopharma Inc. (a)	1,900	15,618
Syndax Pharmaceuticals Inc. (a)	2,157	37,489
Syros Pharmaceuticals Inc. (a)	2,900	3,451
Talaris Therapeutics Inc. (a)	1,022	10,056
Taysha Gene Therapies Inc. (a)	1,100	7,172
TCR2 Therapeutics Inc. (a)	1,700	4,692
Tenaya Therapeutics Inc. (a)	1,315	15,491
TG Therapeutics Inc. (a)	6,153	58,515
Tonix Pharmaceuticals Holding Corp. (a)	18,200	4,190
Travere Therapeutics Inc. (a)	2,791	71,924
Trevena Inc. (a)	10,100	5,554
Turning Point Therapeutics Inc. (a)	2,181	58,560
Twist Bioscience Corp. (a)	2,546	125,722
Tyra Biosciences Inc. (a)	583	6,238
Ultragenyx Pharmaceutical Inc. (a)	700	50,834
United Therapeutics Corp. (a)	611	109,620
UroGen Pharma Ltd. (a)	604	5,261
Vanda Pharmaceuticals Inc. (a)	2,651	29,983
Vaxart Inc. (a)	5,954	30,008

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Vaxcyte Inc. (a)	1,927	$46,537
VBI Vaccines Inc. (a)	5,803	9,633
Vera Therapeutics Inc. (a)	383	8,997
Veracyte Inc. (a)	3,179	87,645
Verastem Inc. (a)	8,267	11,656
Vericel Corp. (a)	2,191	83,740
Vertex Pharmaceuticals Inc. (a)	3,181	830,146
Verve Therapeutics Inc. (a)	1,676	38,246
Viking Therapeutics Inc. (a)	2,004	6,012
Vincerx Pharma Inc. (a)	713	2,852
Vir Biotechnology Inc. (a)	2,843	73,122
Viracta Therapeutics Inc. (a)	1,800	8,568
VistaGen Therapeutics Inc. (a)	5,909	7,327
Vor BioPharma Inc. (a)	700	4,228
Werewolf Therapeutics Inc. (a)	1,267	5,575
XBiotech Inc.	857	7,404
Xencor Inc. (a)	2,666	71,129
Xilio Therapeutics Inc. (a)	428	3,026
XOMA Corp. (a)	176	4,924
Y-mAbs Therapeutics Inc. (a)	1,129	13,413
Zentalis Pharmaceuticals Inc. (a)	1,720	79,361
ZIOPHARM Oncology Inc. (a)	6,732	4,392
		19,228,965
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	2,400	128,112
The Boston Beer Company Inc., Class A (a)	114	44,286
		172,398
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)	1,381	56,110
Discovery Inc., Class A (a)	2,400	59,808
Discovery Inc., Class C (a)	3,400	84,898
Entercom Communications Corp. (a)	5,877	16,985
Entravision Co.mmunications Co.rp, Class A	2,117	13,570
Fox Corp., Class A	4,200	165,690
Fox Corp., Class B	2,100	76,188
Gray Television Inc.	4,019	88,699
Hemisphere Media Group Inc. (a)	936	4,278
iHeartMedia Inc., Class A (a)	5,262	99,610
Media General Inc.	2,076	208
Nexstar Broadcasting Group Inc., Class A	524	98,763
Paramount Global, Class B	7,304	276,164
Sinclair Broadcast Group Inc., Class A	2,175	60,943
TEGNA Inc.	10,174	227,898
The EW Scripps., Class A (a)	2,714	56,424
		1,386,236
Building Products - 0.2%
A O Smith Corp.	1,806	115,385
AAON Inc.	1,969	109,732
Advanced Drainage Systems Inc.	800	95,048
American Woodmark Corp. (a)	789	38,622
Apogee Enterprises Inc.	1,181	56,050
Armstrong World Industries Inc.	500	45,005
Builders FirstSource Inc. (a)	2,500	161,350
	Number of Shares	Fair Value
Carlisle Companies Inc.	700	$172,144
Carrier Global Corp.	10,592	485,855
Cornerstone Building Brands Inc. (a)	2,591	63,013
CSW Industrials Inc.	699	82,196
Fortune Brands Home & Security Inc.	1,835	136,304
Gibraltar Industries Inc. (a)	1,548	66,487
Griffon Corp.	2,211	44,286
Insteel Industries Inc.	897	33,180
JELD-WEN Holding Inc. (a)	4,302	87,245
Johnson Controls International PLC	8,695	570,131
Lennox International Inc.	400	103,144
Masco Corp.	2,600	132,600
Masonite International Corp. (a)	1,119	99,524
Owens Corning	1,299	118,859
PGT Innovations Inc. (a)	2,732	49,121
Quanex Building Products Corp.	1,608	33,752
Resideo Technologies Inc. (a)	6,651	158,493
Simpson Manufacturing Company Inc.	2,004	218,516
The AZEK Company Inc. (a)	1,400	34,776
Trex Company Inc. (a)	1,496	97,734
UFP Industries Inc.	2,770	213,733
View Inc. (a)	4,911	9,036
Zurn Water Solutions Corp.	5,582	197,603
		3,828,924
Cable & Satellite - 0.3%
Altice USA Inc., Class A (a)	2,600	32,448
Cable One Inc.	71	103,961
Charter Communications Inc., Class A (a)	1,479	806,824
Comcast Corp., Class A	55,989	2,621,405
DISH Network Corp., Class A (a)	2,700	85,455
Liberty Broadband Corp., Class A (a)	300	39,318
Liberty Broadband Corp., Class C (a)	1,800	243,576
Liberty Media Corp-Liberty SiriusXM, Class A (a)	1,400	63,994
Liberty Media Corp-Liberty SiriusXM, Class C (a)	2,097	95,896
Sirius XM Holdings Inc.	12,500	82,750
WideOpenWest Inc. (a)	2,505	43,687
		4,219,314
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)	2,707	32,971
Bally's Corp. (a)	1,555	47,801
Boyd Gaming Corp.	1,000	65,780
Caesars Entertainment Inc. (a)	2,559	197,964
Century Casinos Inc. (a)	1,057	12,631
Churchill Downs Inc.	400	88,712
DraftKings Inc., Class A (a)	4,400	85,668
Esports Technologies Inc. (a)	411	2,770
Everi Holdings Inc. (a)	4,025	84,525
Full House Resorts Inc. (a)	1,217	11,695
Golden Entertainment Inc. (a)	821	47,675
Golden Nugget Online Gaming Inc. (a)	1,700	12,087
International Game Technology PLC	4,692	115,799
Las Vegas Sands Corp. (a)	4,159	161,660

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
MGM Resorts International	5,100	$213,894
Monarch Casino & Resort Inc. (a)	625	54,519
Penn National Gaming Inc. (a)	1,800	76,356
PlayAGS Inc. (a)	900	6,003
Red Rock Resorts Inc., Class A	2,469	119,895
Rush Street Interactive Inc. (a)	1,769	12,861
Scientific Games Co.rp, Class A (a)	4,423	259,851
Wynn Resorts Ltd. (a)	1,370	109,244
		1,820,361
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc.	710	97,540
Centrus Energy Corp., Class A (a)	344	11,593
CONSOL Energy Inc. (a)	1,624	61,111
Energy Fuels Inc. (a)	7,309	66,877
Peabody Energy Corp. (a)	4,185	102,658
Ur-Energy Inc. (a)	6,886	11,018
		350,797
Commercial Printing - 0.0% *
Brady Corp., Class A	2,217	102,581
Deluxe Corp.	1,994	60,299
Ennis Inc.	1,022	18,876
		181,756
Commodity Chemicals - 0.1%
AdvanSix Inc.	1,297	66,264
Cabot Corp.	2,581	176,566
Dow Inc.	9,086	578,960
Hawkins Inc.	919	42,182
Koppers Holdings Inc.	863	23,750
Kronos Worldwide Inc.	773	11,997
LyondellBasell Industries N.V., Class A	3,234	332,520
Olin Corp.	1,590	83,125
PureCycle Technologies Inc. (a)	2,632	21,056
Tredegar Corp.	784	9,400
Trinseo PLC	1,832	87,789
Valvoline Inc.	2,100	66,276
Westlake Chemical Corp.	300	37,020
Zymergen Inc. (a)	2,793	8,072
		1,544,977
Communications Equipment - 0.3%
ADTRAN Inc.	2,300	42,435
Arista Networks Inc. (a)	2,953	410,408
Aviat Networks Inc. (a)	331	10,185
CalAmp Corp. (a)	1,181	8,633
Calix Inc. (a)	2,587	111,008
Cambium Networks Corp. (a)	500	11,820
Casa Systems Inc. (a)	975	4,407
Ciena Corp. (a)	1,979	119,987
Cisco Systems Inc.	52,456	2,924,947
Clearfield Inc. (a)	550	35,871
CommScope Holding Company Inc. (a)	2,900	22,852
Comtech Telecommunications Corp.	1,259	19,754
Digi International Inc. (a)	1,629	35,056
DZS Inc. (a)	487	6,755
EMCORE Corp. (a)	1,752	6,482
Extreme Networks Inc. (a)	6,007	73,345
	Number of Shares	Fair Value
F5 Inc. (a)	800	$167,160
Harmonic Inc. (a)	4,342	40,337
Infinera Corp. (a)	8,650	74,995
Inseego Corp. (a)	2,988	12,101
Juniper Networks Inc.	4,155	154,400
KVH Industries Inc. (a)	835	7,598
Lumentum Holdings Inc. (a)	1,000	97,600
Motorola Solutions Inc.	2,029	491,424
NETGEAR Inc. (a)	1,394	34,404
NetScout Systems Inc. (a)	3,297	105,768
Plantronics Inc. (a)	2,004	78,958
Ribbon Communications Inc. (a)	2,228	6,885
Ubiquiti Inc.	100	29,116
ViaSat Inc. (a)	900	43,920
Viavi Solutions Inc. (a)	10,579	170,110
		5,358,721
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	3,038	276,154
Conn's Inc. (a)	771	11,881
GameStop Corp., Class A (a)	700	116,606
Rent-A-Center Inc.	3,102	78,140
		482,781
Construction & Engineering - 0.2%
AECOM	1,800	138,258
Ameresco Inc., Class A (a)	1,450	115,275
API Group Corp. (a)	9,281	195,179
Arcosa Inc.	2,271	130,015
Argan Inc.	619	25,125
Comfort Systems USA Inc.	1,669	148,558
Concrete Pumping Holdings Inc. (a)	842	5,641
Construction Partners Inc., Class A (a)	1,832	47,962
Dycom Industries Inc. (a)	1,380	131,459
EMCOR Group Inc.	2,452	276,169
Fluor Corp. (a)	6,636	190,387
Granite Construction Inc.	2,163	70,946
Great Lakes Dredge & Dock Corp. (a)	3,087	43,311
IES Holdings Inc. (a)	304	12,221
Infrastructure and Energy Alternatives Inc. (a)	938	11,115
INNOVATE Corp. (a)	2,489	9,184
MasTec Inc. (a)	800	69,680
Matrix Service Co. (a)	834	6,856
MDU Resources Group Inc.	2,300	61,295
MYR Group Inc. (a)	780	73,351
Northwest Pipe Co. (a)	285	7,253
NV5 Global Inc. (a)	622	82,913
Primoris Services Corp.	2,528	60,217
Quanta Services Inc.	1,838	241,899
Sterling Construction Company Inc. (a)	1,335	35,778
Tutor Perini Corp. (a)	1,476	15,941
Valmont Industries Inc.	200	47,720
WillScot Mobile Mini Holdings Corp. (a)	9,592	375,335
		2,629,043
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc.	470	67,581
Allison Transmission Holdings Inc.	1,100	43,186
Astec Industries Inc.	1,080	46,440

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Blue Bird Corp. (a)	532	$10,012
Caterpillar Inc.	6,715	1,496,236
Commercial Vehicle Group Inc. (a)	1,537	12,988
Cummins Inc.	1,758	360,583
Douglas Dynamics Inc.	1,082	37,426
Federal Signal Corp.	2,832	95,580
Hyliion Holdings Corp. (a)	5,742	25,437
Ideanomics Inc. (a)	15,685	17,567
Meritor Inc. (a)	3,184	113,255
Miller Industries Inc.	387	10,898
Nikola Corp. (a)	10,764	115,283
Oshkosh Corp.	900	90,585
PACCAR Inc.	4,170	367,252
REV Group Inc.	1,617	21,668
Terex Corp.	3,210	114,469
The Greenbrier Companies Inc.	1,504	77,471
The Manitowoc Company Inc. (a)	1,443	21,760
The Shyft Group Inc.	1,637	59,112
Trinity Industries Inc.	3,625	124,555
Wabash National Corp.	2,371	35,186
Westinghouse Air Brake Technologies Corp.	2,241	215,517
		3,580,047
Construction Materials - 0.1%
Eagle Materials Inc.	400	51,344
Martin Marietta Materials Inc.	767	295,210
Summit Materials Inc., Class A (a)	5,462	169,650
U.S. Lime & Minerals Inc.	80	9,283
Vulcan Materials Co.	1,631	299,615
		825,102
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)	6,131	52,297
Snap One Holdings Corp. (a)	450	6,638
Sonos Inc. (a)	5,632	158,935
Universal Electronics Inc. (a)	452	14,120
VOXX International Corp. (a)	507	5,055
Vuzix Corp. (a)	2,063	13,616
		250,661
Consumer Finance - 0.2%
Ally Financial Inc.	4,327	188,138
American Express Co.	7,557	1,413,159
Atlanticus Holdings Corp. (a)	172	8,908
Capital One Financial Corp.	5,110	670,892
Credit Acceptance Corp. (a)	121	66,595
Curo Group Holdings Corp.	621	8,104
Discover Financial Services	3,575	393,929
Encore Capital Group Inc. (a)	1,136	71,261
Enova International Inc. (a)	1,720	65,308
Ezcorp Inc., Class A (a)	1,880	11,355
FirstCash Holdings Inc.	1,863	131,043
Green Dot Corp., Class A (a)	2,532	69,579
LendingClub Corp. (a)	4,682	73,882
LendingTree Inc. (a)	551	65,938
Navient Corp.	6,955	118,513
Nelnet Inc., Class A	803	68,247
OneMain Holdings Inc.	1,600	75,856
Oportun Financial Corp. (a)	663	9,521
PRA Group Inc. (a)	2,035	91,738
PROG Holdings Inc. (a)	2,600	74,802
	Number of Shares	Fair Value
Regional Management Corp.	271	$13,163
SLM Corp.	2,700	49,572
Synchrony Financial	6,742	234,689
Upstart Holdings Inc. (a)	500	54,545
World Acceptance Corp. (a)	208	39,903
		4,068,640
Copper - 0.1%
Freeport-McMoRan Inc.	18,498	920,091
Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp.	800	44,920
Automatic Data Processing Inc.	5,229	1,189,807
Broadridge Financial Solutions Inc.	1,447	225,312
Cantaloupe Inc. (a)	1,880	12,728
Cass Information Systems Inc.	501	18,492
Concentrix Corp.	552	91,941
Conduent Inc. (a)	8,056	41,569
CSG Systems International Inc.	1,479	94,020
Euronet Worldwide Inc. (a)	500	65,075
Evo Payments Inc., Class A (a)	2,252	51,999
ExlService Holdings Inc. (a)	1,511	216,481
Fidelity National Information Services Inc.	7,668	770,021
Fiserv Inc. (a)	7,547	765,266
FleetCor Technologies Inc. (a)	988	246,071
Flywire Corp. (a)	2,585	79,049
Genpact Ltd.	2,500	108,775
Global Payments Inc.	3,513	480,719
GreenBox POS (a)	1,500	6,330
I3 Verticals Inc., Class A (a)	1,042	29,030
International Money Express Inc. (a)	1,566	32,275
Jack Henry & Associates Inc.	938	184,833
Mastercard Inc., Class A	10,759	3,845,051
Maximus Inc.	2,821	211,434
MoneyGram International Inc. (a)	4,269	45,081
Paya Holdings Inc. (a)	3,089	18,102
Paychex Inc.	3,928	536,054
PayPal Holdings Inc. (a)	14,631	1,692,075
Remitly Global Inc. (a)	589	5,813
Repay Holdings Corp. (a)	4,103	60,601
Sabre Corp. (a)	5,200	59,436
Shift4 Payments Inc., Class A (a)	600	37,158
Square Inc. (a)	6,032	817,939
StarTek Inc. (a)	1,040	4,607
The Western Union Co.	4,200	78,708
TTEC Holdings Inc.	874	72,123
Verra Mobility Corp. (a)	6,757	110,004
Visa Inc., Class A	20,666	4,583,099
WEX Inc. (a)	592	105,642
		17,037,640
Department Stores - 0.0% *
Dillard's Inc., Class A	250	67,097
Kohl's Corp.	1,600	96,736
Macy's Inc.	13,874	337,971
Nordstrom Inc.	1,600	43,376
		545,180
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	2,335	156,492

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Brown-Forman Corp., Class A	500	$31,370
Constellation Brands Inc., Class A	1,908	439,450
MGP Ingredients Inc.	673	57,602
The Duckhorn Portfolio Inc. (a)	1,731	31,487
		716,401
Distributors - 0.0% *
Funko Inc., Class A (a)	1,318	22,735
Genuine Parts Co.	1,800	226,836
LKQ Corp.	3,446	156,483
Pool Corp.	487	205,928
		611,982
Diversified Banks - 0.8%
Bank of America Corp.	88,551	3,650,072
Citigroup Inc.	24,552	1,311,077
JPMorgan Chase & Co.	36,541	4,981,269
U.S. Bancorp	17,000	903,550
Wells Fargo & Co.	48,559	2,353,169
		13,199,137
Diversified Chemicals - 0.0% *
Huntsman Corp.	2,711	101,690
The Chemours Co.	1,800	56,664
		158,354
Diversified Metals & Mining - 0.0% *
Compass Minerals International Inc.	1,608	100,966
Ferroglobe PLC (c)	1,316	—
Materion Corp.	960	82,310
MP Materials Corp. (a)	3,549	203,500
		386,776
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (a)	729	13,312
The RMR Group Inc., Class A	545	16,949
The St Joe Co.	1,569	92,948
		123,209
Diversified REITs - 0.1%
Alexander & Baldwin Inc.	3,418	79,263
American Assets Trust Inc.	2,351	89,079
Armada Hoffler Properties Inc.	2,884	42,106
Broadstone Net Lease Inc.	7,363	160,366
CTO Realty Growth Inc.	204	13,529
DigitalBridge Group Inc. (a)	22,705	163,476
Empire State Realty Trust Inc., Class A	6,769	66,472
Essential Properties Realty Trust Inc.	5,672	143,502
Gladstone Commercial Corp.	1,772	39,020
Global Net Lease Inc.	4,922	77,423
iStar Inc.	3,167	74,140
One Liberty Properties Inc.	650	20,014
PS Business Parks Inc.	940	157,995
STORE Capital Corp.	3,232	94,471
Washington Real Estate Investment Trust	3,980	101,490
WP Carey Inc.	2,331	188,438
		1,510,784
Diversified Support Services - 0.1%
Cintas Corp.	1,069	454,742
Copart Inc. (a)	2,574	322,960
	Number of Shares	Fair Value
Driven Brands Holdings Inc. (a)	300	$7,884
Healthcare Services Group Inc.	3,550	65,924
IAA Inc. (a)	2,000	76,500
KAR Auction Services Inc. (a)	5,678	102,488
Matthews International Corp., Class A	1,473	47,666
UniFirst Corp.	707	130,286
Viad Corp. (a)	984	35,070
VSE Corp.	516	23,782
		1,267,302
Drug Retail - 0.0% *
Rite Aid Corp. (a)	2,712	23,730
Walgreens Boots Alliance Inc.	8,776	392,902
		416,632
Education Services - 0.1%
2U Inc. (a)	3,491	46,360
Adtalem Global Education Inc. (a)	2,349	69,789
American Public Education Inc. (a)	655	13,912
Bright Horizons Family Solutions Inc. (a)	791	104,958
Chegg Inc. (a)	1,800	65,304
Coursera Inc. (a)	3,459	79,695
Graham Holdings Co., Class B	180	110,065
Grand Canyon Education Inc. (a)	400	38,844
Houghton Mifflin Harcourt Co. (a)	5,959	125,198
Laureate Education Inc., Class A	4,711	55,825
Perdoceo Education Corp. (a)	2,943	33,786
PowerSchool Holdings Inc., Class A (a)	1,968	32,492
Strategic Eduction Inc.	1,153	76,536
Stride Inc. (a)	1,963	71,316
Udemy Inc. (a)	667	8,311
		932,391
Electric Utilities - 0.6%
ALLETE Inc.	2,456	164,503
Alliant Energy Corp.	3,156	197,187
American Electric Power Company Inc.	6,088	607,400
Avangrid Inc.	498	23,277
Constellation Energy Corp.	4,107	231,019
Duke Energy Corp.	9,688	1,081,762
Edison International	4,611	323,231
Entergy Corp.	2,484	290,007
Evergy Inc.	2,887	197,298
Eversource Energy	4,214	371,633
Exelon Corp.	11,888	566,225
FirstEnergy Corp.	6,728	308,546
Hawaiian Electric Industries Inc.	1,100	46,541
IDACORP Inc.	700	80,752
MGE Energy Inc.	1,707	136,202
NextEra Energy Inc.	24,357	2,063,281
NRG Energy Inc.	3,161	121,256
OGE Energy Corp.	2,650	108,067
Otter Tail Corp.	1,929	120,562
PG&E Corp. (a)	25,400	303,276
Pinnacle West Capital Corp.	1,484	115,900
PNM Resources Inc.	4,000	190,680

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Portland General Electric Co.	4,140	$228,321
PPL Corp.	9,800	279,888
The Southern Co.	13,385	970,546
Via Renewables Inc.	671	5,529
Xcel Energy Inc.	6,573	474,373
		9,607,262
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	500	94,650
Advent Technologies Holdings Inc. (a)	725	1,682
Allied Motion Technologies Inc.	575	17,158
American Superconductor Corp. (a)	919	6,994
AMETEK Inc.	2,827	376,500
Array Technologies Inc. (a)	6,042	68,093
Atkore Inc. (a)	2,064	203,180
Beam Global (a)	400	8,180
Blink Charging Co. (a)	1,744	46,146
ChargePoint Holdings Inc. (a)	2,400	47,712
Eaton Corporation PLC	5,018	761,532
Emerson Electric Co.	7,529	738,218
Encore Wire Corp.	927	105,743
EnerSys	1,906	142,130
Eos Energy Enterprises Inc. (a)	1,721	7,194
FTC Solar Inc. (a)	1,883	9,283
FuelCell Energy Inc. (a)	17,352	99,948
Generac Holdings Inc. (a)	798	237,214
GrafTech International Ltd.	9,437	90,784
Hubbell Inc.	600	110,262
Plug Power Inc. (a)	6,800	194,548
Powell Industries Inc.	437	8,487
Preformed Line Products Co.	163	10,337
Regal Rexnord Corp.	867	128,992
Rockwell Automation Inc.	1,422	398,203
Romeo Power Inc. (a)	4,052	6,037
Sensata Technologies Holding plc (a)	2,100	106,785
Shoals Technologies Group Inc., Class A (a)	1,300	22,152
Stem Inc. (a)	5,429	59,773
Sunrun Inc. (a)	2,200	66,814
Thermon Group Holdings Inc. (a)	1,353	21,919
Vertiv Holdings Co.	3,600	50,400
Vicor Corp. (a)	995	70,197
		4,317,247
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	2,200	14,300
Amphenol Corp., Class A	7,099	534,910
Belden Inc.	2,076	115,010
Corning Inc.	9,317	343,890
II-VI Inc. (a)	4,873	353,244
Knowles Corp. (a)	4,051	87,218
Littelfuse Inc.	300	74,823
Rogers Corp. (a)	861	233,934
Vishay Intertechnology Inc.	6,256	122,618
		1,879,947
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)	642	12,204
Advanced Energy Industries Inc.	1,766	152,017
Aeva Technologies Inc. (a)	3,526	15,268
Arlo Technologies Inc. (a)	4,037	35,768
	Number of Shares	Fair Value
Badger Meter Inc.	1,368	$136,403
Cognex Corp.	2,300	177,445
Coherent Inc. (a)	300	82,008
Daktronics Inc. (a)	1,967	7,553
FARO Technologies Inc. (a)	867	45,015
Identiv Inc. (a)	765	12,370
Iteris Inc. (a)	1,037	3,090
Itron Inc. (a)	2,125	111,945
Keysight Technologies Inc. (a)	2,273	359,066
Luna Innovations Inc. (a)	1,028	7,926
MicroVision Inc. (a)	7,903	36,907
Napco Security Technologies Inc. (a)	1,206	24,747
National Instruments Corp.	1,400	56,826
nLight Inc. (a)	2,107	36,535
Novanta Inc. (a)	1,623	230,937
OSI Systems Inc. (a)	766	65,202
Ouster Inc. (a)	5,867	26,402
PAR Technology Corp. (a)	1,207	48,690
Teledyne Technologies Inc. (a)	571	269,872
Trimble Inc. (a)	3,132	225,942
Velodyne Lidar Inc. (a)	3,500	8,960
Vishay Precision Group Inc. (a)	491	15,786
Vontier Corp.	1,699	43,138
Zebra Technologies Corp., Class A (a)	659	272,628
		2,520,650
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc.	1,680	42,067
CTS Corp.	1,517	53,611
IPG Photonics Corp. (a)	400	43,904
Jabil Inc.	1,914	118,151
Kimball Electronics Inc. (a)	857	17,131
Methode Electronics Inc.	1,702	73,612
Plexus Corp. (a)	1,313	107,417
Sanmina Corp. (a)	2,885	116,612
TTM Technologies Inc. (a)	4,938	73,181
		645,686
Environmental & Facilities Services - 0.2%
ABM Industries Inc.	3,155	145,256
Aris Water Solution Inc., Class A	933	16,981
BrightView Holdings Inc. (a)	1,701	23,151
Casella Waste Systems Inc., Class A (a)	2,263	198,352
CECO Environmental Corp. (a)	793	4,354
Clean Harbors Inc. (a)	600	66,984
Harsco Corp. (a)	3,727	45,618
Heritage-Crystal Clean Inc. (a)	556	16,463
Montrose Environmental Group Inc. (a)	1,239	65,580
Republic Services Inc.	2,590	343,175
Rollins Inc.	3,078	107,884
SP Plus Corp. (a)	972	30,482
Stericycle Inc. (a)	1,300	76,596
Team Inc. (a)	1,900	4,199
Tetra Tech Inc.	2,481	409,216
US Ecology Inc. (a)	1,487	71,198
Waste Management Inc.	5,309	841,476
		2,466,965
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,044	21,214

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
CF Industries Holdings Inc.	2,682	$276,407
Corteva Inc.	8,902	511,687
FMC Corp.	1,664	218,932
Intrepid Potash Inc. (a)	478	39,263
The Mosaic Co.	4,647	309,025
The Scotts Miracle-Gro Co.	562	69,104
		1,445,632
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	1,352	154,696
CME Group Inc.	4,422	1,051,817
Donnelley Financial Solutions Inc. (a)	1,407	46,797
FactSet Research Systems Inc.	500	217,075
Intercontinental Exchange Inc.	6,820	901,058
MarketAxess Holdings Inc.	490	166,698
Moody's Corp.	2,058	694,390
Morningstar Inc.	300	81,951
MSCI Inc.	976	490,811
Nasdaq Inc.	1,446	257,677
Open Lending Corp., Class A (a)	4,905	92,754
S&P Global Inc.	4,351	1,784,693
Tradeweb Markets Inc., Class A	1,373	120,645
		6,061,062
Food Distributors - 0.1%
HF Foods Group Inc. (a)	1,737	11,568
Performance Food Group Co. (a)	6,973	354,995
SpartanNash Co.	1,701	56,116
Sysco Corp.	6,218	507,700
The Andersons Inc.	1,487	74,737
The Chefs' Warehouse Inc. (a)	1,503	48,998
U.S. Foods Holding Corp. (a)	3,100	116,653
United Natural Foods Inc. (a)	2,620	108,337
		1,279,104
Food Retail - 0.1%
Albertsons Companies Inc., Class A	1,700	56,525
Casey's General Stores Inc.	378	74,908
Grocery Outlet Holding Corp. (a)	1,100	36,058
Ingles Markets Inc., Class A	665	59,218
Natural Grocers by Vitamin Cottage Inc.	425	8,330
Sprouts Farmers Market Inc. (a)	5,275	168,695
The Kroger Co.	9,039	518,567
Village Super Market Inc., Class A	277	6,787
Weis Markets Inc.	780	55,708
		984,796
Footwear - 0.2%
Crocs Inc. (a)	2,680	204,752
Deckers Outdoor Corp. (a)	300	82,131
NIKE Inc., Class B	15,271	2,054,866
Rocky Brands Inc.	203	8,443
Skechers U.S.A. Inc., Class A (a)	1,500	61,140
Steven Madden Ltd.	3,776	145,904
Wolverine World Wide Inc.	3,830	86,405
		2,643,641
	Number of Shares	Fair Value
Forest Products - 0.0% *
Louisiana-Pacific Corp.	1,000	$62,120
Gas Utilities - 0.1%
Atmos Energy Corp.	1,634	195,247
Chesapeake Utilities Corp.	809	111,448
National Fuel Gas Co.	1,000	68,700
New Jersey Resources Corp.	4,445	203,848
Northwest Natural Holding Co.	1,438	74,373
ONE Gas Inc.	2,426	214,070
South Jersey Industries Inc.	4,817	166,427
Southwest Gas Holdings Inc.	3,034	237,532
Spire Inc.	2,371	170,143
UGI Corp.	2,200	79,684
		1,521,472
General Merchandise Stores - 0.2%
Big Lots Inc.	1,390	48,094
Dollar General Corp.	2,837	631,601
Dollar Tree Inc. (a)	2,726	436,569
Franchise Group Inc.	1,344	55,682
Ollie's Bargain Outlet Holdings Inc. (a)	800	34,368
Target Corp.	5,874	1,246,580
		2,452,894
Gold - 0.1%
Coeur Mining Inc. (a)	12,122	53,943
Newmont Corp.	9,817	779,961
Perpetua Resources Corp. (a)	1,489	6,105
Royal Gold Inc.	863	121,924
		961,933
Health Care REITs - 0.1%
CareTrust REIT Inc.	4,549	87,796
Community Healthcare Trust Inc.	1,137	47,993
Diversified Healthcare Trust	11,430	36,576
Global Medical REIT Inc.	2,858	46,642
Healthcare Realty Trust Inc.	6,893	189,420
Healthcare Trust of America Inc., Class A	2,100	65,814
Healthpeak Properties Inc.	6,736	231,247
LTC Properties Inc.	1,841	70,823
Medical Properties Trust Inc.	7,900	167,006
National Health Investors Inc.	2,052	121,088
Omega Healthcare Investors Inc.	2,600	81,016
Physicians Realty Trust	10,306	180,767
Sabra Health Care REIT Inc.	10,691	159,189
Universal Health Realty Income Trust REIT	616	35,956
Ventas Inc.	4,938	304,971
Welltower Inc.	5,314	510,888
		2,337,192
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,398	54,470
AmerisourceBergen Corp.	1,908	295,187
Cardinal Health Inc.	3,545	201,001
Covetrus Inc. (a)	4,873	81,817
Henry Schein Inc. (a)	1,772	154,501
McKesson Corp.	1,861	569,708
Owens & Minor Inc.	3,397	149,536
Patterson Companies Inc.	4,016	129,998

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
PetIQ Inc. (a)	1,305	$31,842
		1,668,060
Healthcare Equipment - 0.9%
Abbott Laboratories	21,632	2,560,363
ABIOMED Inc. (a)	561	185,826
Accelerate Diagnostics Inc. (a)	2,200	3,168
Accuray Inc. (a)	3,151	10,430
Acutus Medical Inc. (a)	508	706
Alphatec Holdings Inc. (a)	3,388	38,962
AngioDynamics Inc. (a)	1,792	38,600
Apyx Medical Corp. (a)	1,234	8,058
Asensus Surgical Inc. (a)	11,500	7,208
Aspira Women's Health Inc. (a)	5,100	5,304
AtriCure Inc. (a)	2,098	137,776
AxoGen Inc. (a)	1,190	9,449
Axonics Inc. (a)	2,149	134,527
Baxter International Inc.	6,117	474,312
Becton Dickinson & Co.	3,545	942,970
Boston Scientific Corp. (a)	17,967	795,758
Butterfly Network Inc. (a)	6,088	28,979
Cardiovascular Systems Inc. (a)	1,902	42,985
ClearPoint Neuro Inc. (a)	1,000	10,410
CONMED Corp.	1,336	198,463
CryoLife Inc. (a)	1,610	34,422
CryoPort Inc. (a)	1,922	67,097
Cue Health Inc. (a)	699	4,509
Cutera Inc. (a)	741	51,129
CVRx Inc. (a)	487	2,917
CytoSorbents Corp. (a)	1,304	4,160
DarioHealth Corp. (a)	800	4,672
Dexcom Inc. (a)	1,175	601,130
Eargo Inc. (a)	1,100	5,819
Edwards Lifesciences Corp. (a)	7,771	914,802
Envista Holdings Corp. (a)	1,800	87,678
Glaukos Corp. (a)	2,136	123,503
Globus Medical Inc., Class A (a)	800	59,024
Heska Corp. (a)	462	63,885
Hologic Inc. (a)	3,000	230,460
IDEXX Laboratories Inc. (a)	1,030	563,472
Inari Medical Inc. (a)	1,611	146,021
Inogen Inc. (a)	959	31,091
Insulet Corp. (a)	830	221,104
Integer Holdings Corp. (a)	1,540	124,078
Integra LifeSciences Holdings Corp. (a)	800	51,408
Intersect ENT Inc. (a)	1,589	44,508
Intuitive Surgical Inc. (a)	4,356	1,314,118
Invacare Corp. (a)	2,052	2,893
iRadimed Corp.	214	9,596
iRhythm Technologies Inc. (a)	1,357	213,687
LeMaitre Vascular Inc.	903	41,962
Masimo Corp. (a)	676	98,385
Mesa Laboratories Inc.	235	59,897
Natus Medical Inc. (a)	1,400	36,792
Neuronetics Inc. (a)	1,100	3,333
Nevro Corp. (a)	1,624	117,464
NuVasive Inc. (a)	2,427	137,611
Ortho Clinical Diagnostics Holdings PLC (a)	5,660	105,616
Orthofix Medical Inc. (a)	783	25,604
Outset Medical Inc. (a)	2,204	100,062
Paragon 28 Inc. (a)	496	8,303
	Number of Shares	Fair Value
PAVmed Inc. (a)	4,300	$5,676
Penumbra Inc. (a)	500	111,065
PROCEPT BioRobotics Corp. (a)	347	12,142
Pulse Biosciences Inc. (a)	900	4,374
ResMed Inc.	1,759	426,575
SeaSpine Holdings Corp. (a)	1,119	13,607
Senseonics Holdings Inc. (a)	20,750	40,877
Shockwave Medical Inc. (a)	1,552	321,823
SI-BONE Inc. (a)	1,567	35,414
Sight Sciences Inc. (a)	1,027	11,872
Stereotaxis Inc. (a)	1,688	6,296
STERIS PLC	1,060	256,276
Stryker Corp.	4,403	1,177,142
Surmodics Inc. (a)	569	25,793
Tactile Systems Technology Inc. (a)	900	18,144
Talis Biomedical Corp. (a)	300	423
Tandem Diabetes Care Inc. (a)	900	104,661
Teleflex Inc.	610	216,446
TransMedics Group Inc. (a)	1,096	29,526
Treace Medical Concepts Inc. (a)	1,459	27,590
Vapotherm Inc. (a)	723	10,050
Varex Imaging Corp. (a)	1,829	38,939
ViewRay Inc. (a)	6,734	26,397
Zimmer Biomet Holdings Inc.	2,570	328,703
ZIMVIE Inc.	257	5,870
Zynex Inc.	1,217	7,582
		14,609,729
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	1,000	65,530
Brookdale Senior Living Inc. (a)	8,761	61,765
Community Health Systems Inc. (a)	5,879	69,784
Encompass Health Corp.	1,400	99,554
Hanger Inc. (a)	1,803	33,049
HCA Healthcare Inc.	3,063	767,649
National HealthCare Corp.	601	42,208
Select Medical Holdings Corp.	5,179	124,244
Surgery Partners Inc. (a)	1,600	88,080
Tenet Healthcare Corp. (a)	4,885	419,915
The Ensign Group Inc.	2,417	217,554
The Joint Corp. (a)	504	17,836
The Pennat Group Inc. (a)	906	16,879
U.S. Physical Therapy Inc.	606	60,267
Universal Health Services Inc., Class B	920	133,354
		2,217,668
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	5,542	61,405
Accolade Inc. (a)	1,961	34,435
Addus HomeCare Corp. (a)	729	68,008
Agiliti Inc. (a)	833	17,576
agilon health Inc. (a)	1,600	40,560
AirSculpt Technologies Inc. (a)	383	5,239
Amedisys Inc. (a)	400	68,916
AMN Healthcare Services Inc. (a)	2,168	226,188
Apollo Medical Holdings Inc. (a)	1,779	86,228
Aveanna Healthcare Holdings Inc. (a)	2,000	6,820

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Castle Biosciences Inc. (a)	1,018	$45,668
Chemed Corp.	169	85,607
Cigna Corp.	4,030	965,628
CorVel Corp. (a)	417	70,240
Cross Country Healthcare Inc. (a)	1,725	37,381
CVS Health Corp.	16,318	1,651,545
DaVita Inc. (a)	887	100,329
Fulgent Genetics Inc. (a)	991	61,848
Guardant Health Inc. (a)	1,000	66,240
InfuSystem Holdings Inc. (a)	618	6,056
Innovage Holding Corp. (a)	1,000	6,420
Invitae Corp. (a)	9,446	75,285
Laboratory Corporation of America Holdings (a)	1,187	312,964
LHC Group Inc. (a)	1,405	236,883
LifeStance Health Group Inc. (a)	3,306	33,424
MEDNAX Inc. (a)	3,587	84,223
ModivCare Inc. (a)	588	67,849
National Research Corp.	681	27,002
Oak Street Health Inc. (a)	900	24,192
Ontrak Inc. (a)	600	1,359
Option Care Health Inc. (a)	7,311	208,802
Premier Inc., Class A	1,300	46,267
Privia Health Group Inc. (a)	1,928	51,535
Quest Diagnostics Inc.	1,529	209,259
R1 RCM Inc. (a)	5,562	148,839
RadNet Inc. (a)	2,167	48,476
Sharps Compliance Corp. (a)	956	5,640
Signify Health Inc., Class A (a)	1,100	19,965
SOC Telemed Inc. (a)	1,952	5,837
Tivity Health Inc. (a)	2,083	67,010
Viemed Healthcare Inc. (a)	1,123	5,593
		5,392,741
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	959	418,124
Atrion Corp.	66	47,058
Avanos Medical Inc. (a)	2,271	76,078
BioLife Solutions Inc. (a)	498	11,320
Bioventus Inc., Class A (a)	984	13,874
Cerus Corp. (a)	8,024	44,052
DENTSPLY SIRONA Inc.	2,767	136,192
Figs Inc., Class A (a)	1,200	25,824
Haemonetics Corp. (a)	2,362	149,326
ICU Medical Inc. (a)	200	44,528
Lantheus Holdings Inc. (a)	3,150	174,226
Meridian Bioscience Inc. (a)	2,028	52,647
Merit Medical Systems Inc. (a)	2,402	159,781
Neogen Corp. (a)	5,031	155,156
OraSure Technologies Inc. (a)	2,984	20,232
OrthoPediatrics Corp. (a)	665	35,903
Pulmonx Corp. (a)	1,268	31,459
Quidel Corp. (a)	400	44,984
Retractable Technologies Inc. (a)	771	3,662
RxSight Inc. (a)	506	6,264
Sientra Inc. (a)	3,100	6,882
Silk Road Medical Inc. (a)	1,630	67,303
STAAR Surgical Co. (a)	2,223	177,640
The Cooper Companies Inc.	630	263,082
UFP Technologies Inc. (a)	248	16,410
Utah Medical Products Inc.	119	10,693
		2,192,700
	Number of Shares	Fair Value
Healthcare Technology - 0.1%
Allscripts Healthcare Solutions Inc. (a)	5,697	$128,296
American Well Corp., Class A (a)	8,828	37,166
Cerner Corp.	3,634	339,997
Certara Inc. (a)	1,400	30,072
Change Healthcare Inc. (a)	2,700	58,860
Computer Programs & Systems Inc. (a)	690	23,770
Convey Health Solutions Holdings Inc. (a)	785	5,134
Evolent Health Inc., Class A (a)	3,742	120,867
Forian Inc. (a)	587	4,086
Health Catalyst Inc. (a)	2,475	64,672
HealthStream Inc. (a)	1,051	20,936
iCAD Inc. (a)	1,200	5,352
Inspire Medical Systems Inc. (a)	1,237	317,526
Multiplan Corp. (a)	15,002	70,209
NantHealth Inc. (a)	1,700	1,281
NextGen Healthcare Inc. (a)	2,722	56,917
Omnicell Inc. (a)	2,013	260,663
OptimizeRx Corp. (a)	827	31,186
Phreesia Inc. (a)	2,349	61,920
Schrodinger Inc. (a)	2,143	73,119
Simulations Plus Inc.	647	32,984
Tabula Rasa HealthCare Inc. (a)	1,078	6,209
Teladoc Health Inc. (a)	1,951	140,726
Veeva Systems Inc., Class A (a)	1,679	356,720
		2,248,668
Heavy Electrical Equipment - 0.0% *
AZZ Inc.	1,179	56,875
Babcock & Wilcox Enterprises Inc. (a)	2,400	19,584
Bloom Energy Corp., Class A (a)	6,653	160,670
TPI Composites Inc. (a)	1,566	22,018
		259,147
Home Building - 0.1%
Beazer Homes USA Inc. (a)	1,433	21,810
Cavco Industries Inc. (a)	433	104,288
Century Communities Inc.	1,413	75,695
D.R. Horton Inc.	4,040	301,020
Green Brick Partners Inc. (a)	1,482	29,284
Hovnanian Enterprises Inc., Class A (a)	170	10,047
Installed Building Products Inc.	1,114	94,122
KB Home	3,721	120,486
Landsea Homes Corp. (a)	683	5,840
Legacy Housing Corp. (a)	266	5,708
Lennar Corp., Class A	3,305	268,267
LGI Homes Inc. (a)	1,012	98,852
M/I Homes Inc. (a)	1,351	59,917
MDC Holdings Inc.	2,683	101,525
Meritage Homes Corp. (a)	1,728	136,910
NVR Inc. (a)	40	178,691
PulteGroup Inc.	3,218	134,834
Skyline Champion Corp. (a)	2,457	134,840
Taylor Morrison Home Corp. (a)	5,595	152,296
Toll Brothers Inc.	1,615	75,937
TopBuild Corp. (a)	500	90,695

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Tri Pointe Homes Inc. (a)	5,077	$101,946
		2,303,010
Home Furnishing Retail - 0.0% *
Bed Bath & Beyond Inc. (a)	4,457	100,416
Haverty Furniture Companies Inc.	583	15,986
Kirkland's Inc. (a)	528	4,905
RH (a)	170	55,435
Sleep Number Corp. (a)	1,047	53,093
The Aaron's Company Inc.	1,505	30,221
Williams-Sonoma Inc.	955	138,475
		398,531
Home Furnishings - 0.0% *
Bassett Furniture Industries Inc.	258	4,273
Ethan Allen Interiors Inc.	1,094	28,521
Flexsteel Industries Inc.	203	3,918
Hooker Furniture Corp.	336	6,364
La-Z-Boy Inc.	2,087	55,034
Leggett & Platt Inc.	1,500	52,200
Mohawk Industries Inc. (a)	600	74,520
Purple Innovation Inc. (a)	1,918	11,220
Tempur Sealy International Inc.	1,900	53,048
The Lovesac Co. (a)	624	33,733
		322,831
Home Improvement Retail - 0.3%
Floor & Decor Holdings Inc., Class A (a)	1,400	113,400
GrowGeneration Corp. (a)	2,364	21,773
Lowe's Companies Inc.	8,423	1,703,046
Lumber Liquidators Holdings Inc. (a)	1,016	14,244
The Home Depot Inc.	13,014	3,895,481
		5,747,944
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	10,021	180,078
Ashford Hospitality Trust Inc. (a)	540	5,508
Braemar Hotels & Resorts Inc.	1,985	12,267
Chatham Lodging Trust (a)	1,973	27,208
DiamondRock Hospitality Co. (a)	9,838	99,364
Hersha Hospitality Trust (a)	954	8,662
Host Hotels & Resorts Inc.	8,954	173,976
Park Hotels & Resorts Inc.	2,200	42,966
Pebblebrook Hotel Trust	6,090	149,083
RLJ Lodging Trust	7,772	109,430
Ryman Hospitality Properties Inc. (a)	2,474	229,513
Service Properties Trust	7,776	68,662
Summit Hotel Properties Inc. (a)	4,942	49,222
Sunstone Hotel Investors Inc. (a)	10,218	120,368
Xenia Hotels & Resorts Inc. (a)	5,355	103,298
		1,379,605
Hotels, Resorts & Cruise Lines - 0.2%
Bluegreen Vacations Holding Corp. (a)	596	17,624
Booking Holdings Inc. (a)	513	1,204,755
Carnival Corp. (a)	11,200	226,464
	Number of Shares	Fair Value
Choice Hotels International Inc.	400	$56,704
Expedia Group Inc. (a)	1,778	347,901
Hilton Grand Vacations Inc. (a)	3,936	204,711
Hilton Worldwide Holdings Inc. (a)	3,336	506,205
Hyatt Hotels Corp., Class A (a)	500	47,725
Lindblad Expeditions Holdings Inc. (a)	1,511	22,786
Marriott International Inc., Class A (a)	3,303	580,502
Marriott Vacations Worldwide Corp.	555	87,523
Norwegian Cruise Line Holdings Ltd. (a)	5,200	113,776
Royal Caribbean Cruises Ltd. (a)	2,900	242,962
Target Hospitality Corp. (a)	1,536	9,216
Travel + Leisure Co.	900	52,146
Wyndham Hotels & Resorts Inc.	1,300	110,097
		3,831,097
Household Appliances - 0.0% *
Aterian Inc. (a)	1,200	2,916
Hamilton Beach Brands Holding Co., Class A	342	3,977
Helen of Troy Ltd. (a)	1,109	217,187
iRobot Corp. (a)	1,265	80,201
Traeger Inc. (a)	1,100	8,184
Weber Inc., Class A	784	7,707
Whirlpool Corp.	758	130,967
		451,139
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,907	77,767
Central Garden & Pet Co. (a)	399	17,540
Church & Dwight Company Inc.	3,028	300,923
Colgate-Palmolive Co.	10,295	780,670
Energizer Holdings Inc.	3,070	94,433
Kimberly-Clark Corp.	4,098	504,710
Oil-Dri Corporation of America	281	8,051
Reynolds Consumer Products Inc.	400	11,736
Spectrum Brands Holdings Inc.	400	35,488
The Clorox Co.	1,647	228,982
The Procter & Gamble Co.	30,012	4,585,834
WD-40 Co.	640	117,267
		6,763,401
Housewares & Specialties - 0.0% *
Lifetime Brands Inc.	407	5,226
Newell Brands Inc.	5,200	111,332
Tupperware Brands Corp. (a)	2,332	45,357
		161,915
Human Resource & Employment Services - 0.1%
ASGN Inc. (a)	2,341	273,218
Barrett Business Services Inc.	300	23,241
First Advantage Corp. (a)	2,634	53,180
Heidrick & Struggles International Inc.	930	36,809
HireQuest Inc.	294	5,621
HireRight Holdings Corp. (a)	1,076	18,400
Insperity Inc.	1,671	167,802

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Kelly Services Inc., Class A	1,696	$36,786
Kforce Inc.	958	70,863
Korn Ferry	2,521	163,714
ManpowerGroup Inc.	779	73,164
Robert Half International Inc.	1,375	156,998
Sterling Check Corp. (a)	578	15,277
TriNet Group Inc. (a)	1,895	186,392
TrueBlue Inc. (a)	1,670	48,246
Upwork Inc. (a)	5,541	128,773
		1,458,484
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings Inc. (a)	6,305	426,281
Costco Wholesale Corp.	5,471	3,150,475
PriceSmart Inc.	1,103	86,994
Walmart Inc.	17,508	2,607,291
		6,271,041
Independent Power Producers & Energy Traders - 0.0% *
Clearway Energy Inc., Class A	1,655	55,145
Clearway Energy Inc., Class C	3,843	140,308
The AES Corp.	8,700	223,851
Vistra Corp.	5,300	123,225
		542,529
Industrial Conglomerates - 0.3%
3M Co.	6,975	1,038,438
General Electric Co.	13,748	1,257,942
Honeywell International Inc.	8,454	1,644,979
Roper Technologies Inc.	1,274	601,621
		4,542,980
Industrial Gases - 0.0% *
Air Products & Chemicals Inc.	2,781	695,000
Industrial Machinery - 0.5%
Albany International Corp., Class A	1,443	121,674
Altra Industrial Motion Corp.	3,039	118,308
Barnes Group Inc.	2,226	89,463
Chart Industries Inc. (a)	1,680	288,574
CIRCOR International Inc. (a)	760	20,231
Colfax Corp. (a)	1,300	51,727
Columbus McKinnon Corp.	1,320	55,968
Crane Co.	500	54,140
Desktop Metal Inc., Class A (a)	8,996	42,641
Donaldson Company Inc.	1,700	88,281
Dover Corp.	1,774	278,341
Energy Recovery Inc. (a)	1,994	40,159
Enerpac Tool Group Corp.	2,868	62,780
EnPro Industries Inc.	971	94,896
ESCO Technologies Inc.	1,205	84,254
Evoqua Water Technologies Corp. (a)	5,323	250,075
Flowserve Corp.	1,300	46,670
Fortive Corp.	4,050	246,766
Franklin Electric Company Inc.	2,133	177,124
Gates Industrial Corp. plc (a)	400	6,024
Graco Inc.	2,139	149,131
Helios Technologies Inc.	1,518	121,819
Hillenbrand Inc.	3,413	150,752
Hyster-Yale Materials Handling Inc.	316	10,494
IDEX Corp.	957	183,486
Illinois Tool Works Inc.	3,802	796,139
	Number of Shares	Fair Value
Ingersoll Rand Inc.	5,021	$252,807
ITT Inc.	900	67,689
John Bean Technologies Corp.	1,468	173,914
Kadant Inc.	541	105,057
Kennametal Inc.	3,921	112,180
Lincoln Electric Holdings Inc.	800	110,248
Mayville Engineering Company Inc. (a)	504	4,722
Mueller Industries Inc.	2,630	142,467
Mueller Water Products Inc., Class A	7,169	92,623
NN Inc. (a)	1,304	3,755
Nordson Corp.	735	166,904
Omega Flex Inc.	126	16,364
Otis Worldwide Corp.	5,204	400,448
Parker-Hannifin Corp.	1,568	444,936
Park-Ohio Holdings Corp.	214	3,011
Proto Labs Inc. (a)	1,312	69,405
RBC Bearings Inc. (a)	1,286	249,330
Snap-on Inc.	725	148,973
SPX Corp. (a)	2,061	101,834
SPX FLOW Inc.	1,943	167,525
Standex International Corp.	567	56,655
Stanley Black & Decker Inc.	1,987	277,763
Tennant Co.	872	68,714
The Gorman-Rupp Co.	1,085	38,930
The Middleby Corp. (a)	710	116,397
The Timken Co.	600	36,420
Watts Water Technologies Inc., Class A	1,266	176,721
Welbilt Inc. (a)	6,119	145,326
Xylem Inc.	2,243	191,238
		7,572,273
Industrial REITs - 0.2%
Americold Realty Trust	2,900	80,852
Duke Realty Corp.	4,719	273,985
EastGroup Properties Inc.	1,859	377,897
First Industrial Realty Trust Inc.	1,400	86,674
Indus Realty Trust Inc.	227	16,591
Industrial Logistics Properties Trust	3,071	69,620
Innovative Industrial Properties Inc.	1,090	223,886
Lexington Realty Trust	12,857	201,855
Plymouth Industrial REIT Inc.	1,496	40,542
Prologis Inc.	9,272	1,497,243
Rexford Industrial Realty Inc.	1,948	145,301
STAG Industrial Inc.	8,218	339,814
Terreno Realty Corp.	3,392	251,178
		3,605,438
Insurance Brokers - 0.2%
Aon PLC, Class A	2,743	893,203
Arthur J Gallagher & Co.	2,507	437,722
Brown & Brown Inc.	3,100	224,037
BRP Group Inc., Class A (a)	2,252	60,421
Crawford & Co., Class A	935	7,069
eHealth Inc. (a)	821	10,189
Goosehead Insurance Inc., Class A	857	67,334
Marsh & McLennan Companies Inc.	6,332	1,079,099
Selectquote Inc. (a)	4,650	12,974
		2,792,048

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.5%
Chevron Corp.	24,084	$3,921,598
Exxon Mobil Corp.	52,618	4,345,720
Occidental Petroleum Corp.	10,339	586,635
		8,853,953
Integrated Telecommunication Services - 0.3%
AT&T Inc.	88,240	2,085,111
ATN International Inc.	442	17,627
Consolidated Communications Holdings Inc. (a)	2,995	17,671
IDT Corp., Class B (a)	667	22,738
Ooma Inc. (a)	775	11,617
Radius Global Infrastructure Inc., Class A (a)	2,820	40,270
Verizon Communications Inc.	52,084	2,653,159
		4,848,193
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	9,742	780,432
Electronic Arts Inc.	3,461	437,851
Skillz Inc. (a)	4,100	12,300
Take-Two Interactive Software Inc. (a)	1,425	219,079
Zynga Inc., Class A (a)	13,900	128,436
		1,578,098
Interactive Media & Services - 1.7%
Alphabet Inc., Class C (a)	3,441	9,610,679
Alphabet Inc., Class A (a)	3,737	10,393,905
Cargurus Inc. (a)	4,391	186,442
Cars.com Inc. (a)	3,263	47,085
Eventbrite Inc., Class A (a)	3,639	53,748
EverQuote Inc., Class A (a)	800	12,944
fuboTV Inc. (a)	6,449	42,370
IAC/InterActiveCorp (a)	1,000	100,280
Liberty TripAdvisor Holdings Inc., Class A (a)	2,307	4,729
Match Group Inc. (a)	3,463	376,567
MediaAlpha Inc., Class A (a)	1,000	16,550
Meta Platforms Inc., Class A (a)	28,684	6,378,174
Outbrain Inc. (a)	1,117	11,985
Pinterest Inc., Class A (a)	7,397	182,040
QuinStreet Inc. (a)	2,444	28,350
TripAdvisor Inc. (a)	1,800	48,816
TrueCar Inc. (a)	3,320	13,114
Twitter Inc. (a)	9,603	371,540
Vimeo Inc. (a)	1,785	21,206
Yelp Inc. (a)	3,361	114,644
Ziff Davis Inc. (a)	1,999	193,463
		28,208,631
Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com Inc., Class A (a)	1,136	14,495
1stdibs.com Inc. (a)	421	3,364
aka Brands Holding Corp. (a)	589	2,603
Amazon.com Inc. (a)	5,392	17,577,650
CarParts.com Inc. (a)	2,047	13,715
DoorDash Inc., Class A (a)	1,900	222,661
Duluth Holdings Inc., Class B (a)	650	7,950
eBay Inc.	7,648	437,925
Etsy Inc. (a)	1,591	197,729
Groupon Inc. (a)	852	16,384
	Number of Shares	Fair Value
Lands' End Inc. (a)	487	$8,240
Liquidity Services Inc. (a)	1,063	18,199
Overstock.com Inc. (a)	2,019	88,846
PetMed Express Inc.	885	22,833
Porch Group Inc. (a)	3,752	26,058
Quotient Technology Inc. (a)	4,362	27,830
Qurate Retail Inc., Series A	3,434	16,346
Rent the Runway Inc., Class A (a)	823	5,670
Revolve Group Inc. (a)	1,696	91,058
Shutterstock Inc.	1,100	102,388
Stitch Fix Inc., Class A (a)	3,889	39,162
The RealReal Inc. (a)	2,926	21,243
Wayfair Inc., Class A (a)	1,000	110,780
Xometry Inc., Class A (a)	1,135	41,711
		19,114,840
Internet Services & Infrastructure - 0.2%
Akamai Technologies Inc. (a)	2,014	240,451
BigCommerce Holdings Inc. (a)	2,305	50,503
Brightcove Inc. (a)	1,700	13,260
Cloudflare Inc., Class A (a)	3,185	381,245
DigitalOcean Holdings Inc. (a)	2,379	137,625
Fastly Inc., Class A (a)	1,095	19,031
GoDaddy Inc., Class A (a)	2,200	184,140
Limelight Networks Inc. (a)	5,380	28,084
MongoDB Inc. (a)	783	347,331
Okta Inc. (a)	1,561	235,649
Rackspace Technology Inc. (a)	2,300	25,668
Snowflake Inc., Class A (a)	2,510	575,116
SolarWinds Corp.	600	7,986
Switch Inc., Class A	1,000	30,820
Twilio Inc., Class A (a)	2,047	337,366
VeriSign Inc. (a)	1,207	268,509
		2,882,784
Investment Banking & Brokerage - 0.4%
B. Riley Financial Inc.	958	67,022
BGC Partners Inc., Class A	14,960	65,824
Cowen Inc., Class A	1,270	34,417
Evercore Inc., Class A	466	51,875
Greenhill & Company Inc.	667	10,318
Houlihan Lokey Inc.	2,350	206,330
Interactive Brokers Group Inc., Class A	800	52,728
Jefferies Financial Group Inc.	2,309	75,851
Lazard Ltd., Class A	1,000	34,500
LPL Financial Holdings Inc.	1,003	183,228
Moelis & Co., Class A	2,867	134,606
Morgan Stanley	16,497	1,441,838
Oppenheimer Holdings Inc., Class A	295	12,856
Piper Sandler Cos.	822	107,887
PJT Partners Inc., Class A	1,122	70,821
Raymond James Financial Inc.	2,292	251,914
Stifel Financial Corp.	1,100	74,690
Stonex Group Inc. (a)	797	59,161
The Charles Schwab Corp.	18,881	1,591,857
The Goldman Sachs Group Inc.	4,022	1,327,662
Virtu Financial Inc., Class A	1,000	37,220
		5,892,605
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,667	137,044

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Cognizant Technology Solutions Corp., Class A	6,402	$574,067
DXC Technology Co. (a)	3,400	110,942
EPAM Systems Inc. (a)	665	197,246
Gartner Inc. (a)	989	294,188
Grid Dynamics Holdings Inc. (a)	1,595	22,458
International Business Machines Corp.	11,053	1,437,111
Kyndryl Holdings Inc. (a)	2,359	30,950
LiveRamp Holdings Inc. (a)	3,099	115,872
Perficient Inc. (a)	1,523	167,667
The Hackett Group Inc.	990	22,829
Thoughtworks Holding Inc. (a)	500	10,405
Unisys Corp. (a)	3,104	67,077
		3,187,856
Leisure Facilities - 0.0% *
Drive Shack Inc. (a)	2,649	4,079
F45 Training Holdings Inc. (a)	1,459	15,611
Hall of Fame Resort & Entertainment Co. (a)	4,600	5,106
Life Time Group Holdings Inc. (a)	1,894	27,539
Planet Fitness Inc., Class A (a)	1,200	101,376
RCI Hospitality Holdings Inc.	408	25,076
SeaWorld Entertainment Inc. (a)	2,315	172,329
Six Flags Entertainment Corp. (a)	1,200	52,200
Vail Resorts Inc.	500	130,135
Xponential Fitness Inc., Class A (a)	489	11,462
		544,913
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,620	65,221
American Outdoor Brands Inc. (a)	474	6,224
AMMO Inc. (a)	3,086	14,813
Brunswick Corp.	800	64,712
Callaway Golf Co. (a)	5,428	127,124
Clarus Corp.	1,284	29,250
Escalade Inc.	305	4,026
Genius Brands International Inc. (a)	13,900	14,178
Hasbro Inc.	1,700	139,264
Johnson Outdoors Inc., Class A	186	14,458
Latham Group Inc. (a)	1,567	20,747
Malibu Boats Inc., Class A (a)	982	56,966
Marine Products Corp.	486	5,613
MasterCraft Boat Holdings Inc. (a)	677	16,661
Mattel Inc. (a)	4,559	101,255
Nautilus Inc. (a)	954	3,930
Peloton Interactive Inc., Class A (a)	4,072	107,582
Polaris Inc.	800	84,256
Smith & Wesson Brands Inc.	2,306	34,890
Solo Brands Inc., Class A (a)	562	4,794
Sturm Ruger & Company Inc.	815	56,740
Vista Outdoor Inc. (a)	2,593	92,544
YETI Holdings Inc. (a)	1,000	59,980
		1,125,228
Life & Health Insurance - 0.2%
Aflac Inc.	7,955	512,223
	Number of Shares	Fair Value
American Equity Investment Life Holding Co.	3,872	$154,532
Bright Health Group Inc. (a)	11,902	22,971
Brighthouse Financial Inc. (a)	970	50,110
Citizens Inc. (a)	1,422	6,029
CNO Financial Group Inc.	5,526	138,647
Genworth Financial Inc., Class A (a)	23,858	90,183
Globe Life Inc.	1,100	110,660
Lincoln National Corp.	2,286	149,413
MetLife Inc.	8,642	607,360
National Western Life Group Inc., Class A	105	22,092
Primerica Inc.	600	82,092
Principal Financial Group Inc.	3,400	249,594
Prudential Financial Inc.	4,602	543,818
Trupanion Inc. (a)	1,787	159,257
Unum Group	2,900	91,379
		2,990,360
Life Sciences Tools & Services - 0.6%
10X Genomics Inc., Class A (a)	1,200	91,284
Absci Corp. (a)	2,557	21,555
Adaptive Biotechnologies Corp. (a)	1,000	13,880
Agilent Technologies Inc.	3,706	490,415
Akoya Biosciences Inc. (a)	644	7,078
Alpha Teknova Inc. (a)	378	5,220
Avantor Inc. (a)	7,800	263,796
Azenta Inc.	1,000	82,880
Berkeley Lights Inc. (a)	2,105	14,967
Bionano Genomics Inc. (a)	14,219	36,685
Bio-Rad Laboratories Inc., Class A (a)	270	152,072
Bio-Techne Corp.	510	220,850
Bruker Corp.	1,361	87,512
Charles River Laboratories International Inc. (a)	628	178,333
ChromaDex Corp. (a)	2,400	5,904
Codex DNA Inc. (a)	485	2,604
Codexis Inc. (a)	2,859	58,953
Cytek Biosciences Inc. (a)	4,487	48,370
Danaher Corp.	7,911	2,320,534
Fluidigm Corp. (a)	2,592	9,305
Harvard Bioscience Inc. (a)	1,323	8,216
Illumina Inc. (a)	1,772	619,137
Inotiv Inc. (a)	534	13,980
IQVIA Holdings Inc. (a)	2,319	536,176
Maravai LifeSciences Holdings Inc., Class A (a)	1,400	49,378
MaxCyte Inc. (a)	4,666	32,615
Medpace Holdings Inc. (a)	1,334	218,229
Mettler-Toledo International Inc. (a)	277	380,374
NanoString Technologies Inc. (a)	2,142	74,434
NeoGenomics Inc. (a)	5,329	64,747
Pacific Biosciences of California Inc. (a)	9,138	83,156
PerkinElmer Inc.	1,560	272,158
Personalis Inc. (a)	1,600	13,104
Quanterix Corp. (a)	1,477	43,114
Rapid Micro Biosystems Inc., Class A (a)	510	3,463
Repligen Corp. (a)	706	132,792
Seer Inc. (a)	1,516	23,104

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Singular Genomics Systems Inc. (a)	2,166	$13,667
Sotera Health Co. (a)	1,300	28,158
Syneos Health Inc. (a)	1,400	113,330
Thermo Fisher Scientific Inc.	4,832	2,854,021
Waters Corp. (a)	752	233,413
West Pharmaceutical Services Inc.	903	370,871
		10,293,834
Managed Healthcare - 0.6%
Alignment Healthcare Inc. (a)	3,814	42,831
Anthem Inc.	3,077	1,511,484
Centene Corp. (a)	7,326	616,776
HealthEquity Inc. (a)	3,763	253,777
Humana Inc.	1,633	710,633
Molina Healthcare Inc. (a)	719	239,851
Progyny Inc. (a)	3,019	155,176
UnitedHealth Group Inc.	11,670	5,951,350
		9,481,878
Marine - 0.0% *
Eagle Bulk Shipping Inc.	433	29,492
Genco Shipping & Trading Ltd.	1,300	30,706
Kirby Corp. (a)	600	43,314
Matson Inc.	1,913	230,746
		334,258
Metal & Glass Containers - 0.1%
AptarGroup Inc.	864	101,520
Ball Corp.	3,892	350,280
Berry Global Group Inc. (a)	1,818	105,371
Crown Holdings Inc.	1,547	193,514
Greif Inc., Class A	1,219	79,308
Greif Inc., Class B	207	13,199
Myers Industries Inc.	1,500	32,400
O-I Glass Inc. (a)	7,162	94,395
Silgan Holdings Inc.	1,323	61,162
TriMas Corp.	2,045	65,624
		1,096,773
Mortgage REITs - 0.1%
AFC Gamma Inc.	595	11,376
AGNC Investment Corp.	6,989	91,556
Angel Oak Mortgage Inc.	200	3,282
Annaly Capital Management Inc.	18,800	132,352
Apollo Commercial Real Estate Finance Inc.	6,605	92,008
Arbor Realty Trust Inc.	6,749	115,138
Ares Commercial Real Estate Corp.	2,112	32,778
ARMOUR Residential REIT Inc.	4,270	35,868
Blackstone Mortgage Trust Inc., Class A	7,236	230,032
BrightSpire Capital Inc.	4,057	37,527
Broadmark Realty Capital Inc.	6,109	52,843
Chimera Investment Corp.	11,036	132,873
Dynex Capital Inc.	1,551	25,126
Ellington Financial Inc.	2,567	45,564
Franklin BSP Realty Trust Inc.	1,445	20,201
Granite Point Mortgage Trust Inc.	2,592	28,823
Great Ajax Corp.	791	9,278
	Number of Shares	Fair Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,583	$169,942
Invesco Mortgage Capital Inc.	15,113	34,458
KKR Real Estate Finance Trust Inc.	1,700	35,037
Ladder Capital Corp.	5,381	63,872
MFA Financial Inc.	20,853	84,038
New Residential Investment Corp.	4,500	49,410
New York Mortgage Trust Inc.	17,955	65,536
Orchid Island Capital Inc.	6,663	21,655
PennyMac Mortgage Investment Trust	4,623	78,083
Ready Capital Corp.	2,853	42,966
Redwood Trust Inc.	5,437	57,252
Starwood Property Trust Inc.	3,200	77,344
TPG RE Finance Trust Inc.	2,891	34,143
Two Harbors Investment Corp.	16,205	89,614
		1,999,975
Motorcycle Manufacturers - 0.0% *
Arcimoto Inc. (a)	1,100	7,271
Harley-Davidson Inc.	1,700	66,980
		74,251
Movies & Entertainment - 0.4%
AMC Entertainment Holdings Inc., Class A (a)	23,742	585,003
Chicken Soup For The Soul Entertainment Inc. (a)	181	1,446
Cinemark Holdings Inc. (a)	5,093	88,007
CuriosityStream Inc. (a)	1,300	3,770
Eros STX Global Corp. (a)	495	1,381
Liberty Media Corp., Class A (a)	100	6,313
Liberty Media Corp-Liberty Braves, Class A (a)	291	8,375
Liberty Media Corp-Liberty Braves, Class C (a)	1,745	48,703
Liberty Media Corp-Liberty Media, Class C (a)	2,521	176,066
Lions Gate Entertainment Corp., Class A (a)	2,783	45,224
Lions Gate Entertainment Corp., Class B (a)	5,568	83,687
Live Nation Entertainment Inc. (a)	1,728	203,282
LiveOne Inc. (a)	1,100	897
Madison Square Garden Entertainment Corp. (a)	1,228	102,305
Madison Square Garden Sports Corp. (a)	200	35,872
Netflix Inc. (a)	5,325	1,994,692
Roku Inc. (a)	1,484	185,901
The Marcus Corp. (a)	1,130	20,001
The Walt Disney Co. (a)	22,556	3,093,781
World Wrestling Entertainment Inc., Class A	300	18,732
		6,703,438
Multi-Line Insurance - 0.1%
American International Group Inc.	10,575	663,793
American National Group Inc.	352	66,559
Assurant Inc.	736	133,827
Horace Mann Educators Corp.	1,966	82,238

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
The Hartford Financial Services Group Inc.	4,194	$301,171
		1,247,588
Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)	22,743	8,026,232
Cannae Holdings Inc. (a)	3,985	95,321
		8,121,553
Multi-Utilities - 0.3%
Ameren Corp.	3,151	295,438
Avista Corp.	3,313	149,582
Black Hills Corp.	2,944	226,747
CenterPoint Energy Inc.	7,437	227,870
CMS Energy Corp.	3,800	265,772
Consolidated Edison Inc.	4,339	410,816
Dominion Energy Inc.	10,142	861,766
DTE Energy Co.	2,384	315,189
NiSource Inc.	5,013	159,413
NorthWestern Corp.	2,472	149,531
Public Service Enterprise Group Inc.	6,169	431,830
Sempra Energy	3,889	653,819
Unitil Corp.	746	37,210
WEC Energy Group Inc.	3,874	386,664
		4,571,647
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	2,092	421,015
Boston Properties Inc.	2,000	257,600
Brandywine Realty Trust	7,967	112,653
Corporate Office Properties Trust	5,287	150,891
Cousins Properties Inc.	1,600	64,464
Douglas Emmett Inc.	1,900	63,498
Easterly Government Properties Inc.	4,076	86,167
Equity Commonwealth (a)	5,005	141,191
Franklin Street Properties Corp.	4,921	29,034
Highwoods Properties Inc.	1,200	54,888
Hudson Pacific Properties Inc.	1,500	41,625
JBG SMITH Properties	1,900	55,518
Kilroy Realty Corp.	1,522	116,311
Office Properties Income Trust	2,271	58,433
Orion Office REIT Inc.	665	9,310
Paramount Group Inc.	8,782	95,812
Piedmont Office Realty Trust Inc., Class A	5,828	100,358
Postal Realty Trust Inc., Class A	553	9,301
SL Green Realty Corp.	798	64,782
Veris Residential Inc. (a)	4,147	72,116
Vornado Realty Trust	2,400	108,768
		2,113,735
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	4,470	35,760
Herman Miller Inc.	3,487	120,511
HNI Corp.	2,053	76,064
Interface Inc.	2,790	37,860
Kimball International Inc., Class B	1,259	10,638
MSA Safety Inc.	400	53,080
Pitney Bowes Inc.	8,411	43,737
	Number of Shares	Fair Value
Steelcase Inc., Class A	4,139	$49,461
		427,111
Oil & Gas Drilling - 0.0% *
Helmerich & Payne Inc.	4,736	202,606
Nabors Industries Ltd. (a)	336	51,314
Patterson-UTI Energy Inc.	8,735	135,218
		389,138
Oil & Gas Equipment & Services - 0.2%
Archrock Inc.	6,389	58,970
Baker Hughes Co.	9,133	332,533
Bristow Group Inc. (a)	1,130	41,900
Cactus Inc., Class A	2,593	147,127
ChampionX Corp. (a)	9,329	228,374
DMC Global Inc. (a)	903	27,542
Dril-Quip Inc. (a)	1,661	62,038
Expro Group Holdings N.V. (a)	2,224	39,543
Halliburton Co.	10,882	412,101
Helix Energy Solutions Group Inc. (a)	6,868	32,829
Liberty Oilfield Services Inc., Class A (a)	4,299	63,711
National Energy Services Reunited Corp. (a)	1,500	12,600
Newpark Resources Inc. (a)	4,474	16,375
NexTier Oilfield Solutions Inc. (a)	8,160	75,398
NOV Inc.	5,600	109,816
Oceaneering International Inc. (a)	4,692	71,131
Oil States International Inc. (a)	2,973	20,662
ProPetro Holding Corp. (a)	4,085	56,904
RPC Inc. (a)	3,244	34,614
Schlumberger N.V.	17,650	729,122
Select Energy Services Inc., Class A (a)	3,045	26,096
Solaris Oilfield Infrastructure Inc., Class A	1,052	11,877
TETRA Technologies Inc. (a)	5,400	22,194
Tidewater Inc. (a)	1,970	42,828
U.S. Silica Holdings Inc. (a)	3,484	65,011
		2,741,296
Oil & Gas Exploration & Production - 0.6%
Antero Resources Corp. (a)	13,162	401,836
APA Corp.	4,800	198,384
Berry Corp.	2,804	28,937
Brigham Minerals Inc., Class A	2,072	52,940
California Resources Corp.	3,792	169,616
Callon Petroleum Co. (a)	2,226	131,512
Centennial Resource Development Inc., Class A (a)	8,693	70,152
Chesapeake Energy Corp.	4,830	420,210
Civitas Resources Inc.	2,039	121,749
CNX Resources Corp. (a)	9,251	191,681
Comstock Resources Inc. (a)	4,376	57,107
ConocoPhillips	16,572	1,657,200
Continental Resources Inc.	800	49,064
Coterra Energy Inc.	9,927	267,731
Crescent Energy Inc., Class A	1,035	17,947
Denbury Inc. (a)	2,358	185,268
Devon Energy Corp.	8,429	498,407
Diamondback Energy Inc.	2,231	305,825
Earthstone Energy Inc., Class A (a)	1,104	13,943

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
EOG Resources Inc.	7,353	$876,698
EQT Corp.	3,702	127,386
Falcon Minerals Corp.	2,071	13,959
Hess Corp.	3,413	365,327
HighPeak Energy Inc.	245	5,439
Kosmos Energy Ltd. (a)	21,024	151,163
Laredo Petroleum Inc. (a)	599	47,405
Magnolia Oil & Gas Corp., Class A	6,745	159,519
Marathon Oil Corp.	9,687	243,241
Matador Resources Co.	5,094	269,880
Murphy Oil Corp.	6,740	272,229
Northern Oil & Gas Inc.	2,812	79,270
Oasis Petroleum Inc.	929	135,913
Ovintiv Inc.	12,057	651,922
PDC Energy Inc.	4,484	325,897
Pioneer Natural Resources Co.	2,719	679,832
Range Resources Corp. (a)	10,998	334,119
Ranger Oil Corp., Class A (a)	1,015	35,048
Riley Exploration Permian Inc.	487	12,214
SM Energy Co.	5,599	218,081
Southwestern Energy Co. (a)	46,744	335,154
Talos Energy Inc. (a)	1,780	28,106
Tellurian Inc. (a)	17,496	92,729
Texas Pacific Land Corp.	73	98,704
W&T Offshore Inc. (a)	4,559	17,415
Whiting Petroleum Corp.	1,843	150,223
		10,566,382
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)	929	11,770
Alto Ingredients Inc. (a)	2,518	17,173
Clean Energy Fuels Corp. (a)	7,350	58,359
CVR Energy Inc.	1,433	36,599
Delek US Holdings Inc. (a)	3,106	65,909
Gevo Inc. (a)	9,495	44,437
Green Plains Inc. (a)	2,254	69,897
HF Sinclair Corp.	1,600	63,760
Marathon Petroleum Corp.	7,468	638,514
Par Pacific Holdings Inc. (a)	2,167	28,214
PBF Energy Inc., Class A (a)	4,522	110,201
Phillips 66	5,941	513,243
Renewable Energy Group Inc. (a)	2,098	127,244
REX American Resources Corp. (a)	191	19,024
Valero Energy Corp.	4,986	506,278
World Fuel Services Corp.	2,938	79,443
		2,390,065
Oil & Gas Storage & Transportation - 0.1%
Altus Midstream Co., Class A	149	9,687
Antero Midstream Corp.	4,300	46,741
Cheniere Energy Inc.	2,879	399,173
Dorian LPG Ltd.	1,197	17,345
DTE Midstream LLC (a)	1,450	78,677
Equitrans Midstream Corp.	19,153	161,651
International Seaways Inc.	2,200	39,688
Kinder Morgan Inc.	23,817	450,379
New Fortress Energy Inc.	300	12,783
ONEOK Inc.	5,455	385,287
Targa Resources Corp.	2,847	214,863
The Williams Companies Inc.	14,837	495,704
		2,311,978
	Number of Shares	Fair Value
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp.	537	$14,843
Apollo Global Management Inc.	4,554	282,302
Equitable Holdings Inc.	4,900	151,459
Voya Financial Inc.	1,500	99,525
		548,129
Packaged Foods & Meats - 0.3%
B&G Foods Inc.	3,015	81,345
Beyond Meat Inc. (a)	500	24,155
Calavo Growers Inc.	822	29,962
Cal-Maine Foods Inc.	1,922	106,133
Campbell Soup Co.	2,700	120,339
Conagra Brands Inc.	6,200	208,134
Flowers Foods Inc.	2,100	53,991
Freshpet Inc. (a)	400	41,056
General Mills Inc.	7,430	503,160
Hormel Foods Corp.	3,578	184,410
Hostess Brands Inc. (a)	6,472	141,996
J&J Snack Foods Corp.	692	107,329
John B Sanfilippo & Son Inc.	373	31,123
Kellogg Co.	3,150	203,143
Laird Superfood Inc. (a)	395	1,426
Lamb Weston Holdings Inc.	1,886	112,990
Lancaster Colony Corp.	889	132,594
Landec Corp. (a)	1,254	14,521
McCormick & Company Inc.	3,077	307,085
Mission Produce Inc. (a)	1,811	22,909
Mondelez International Inc., Class A	17,202	1,079,942
Pilgrim's Pride Corp. (a)	300	7,530
Post Holdings Inc. (a)	800	55,408
Sanderson Farms Inc.	950	178,116
Seneca Foods Corp., Class A (a)	294	15,153
Sovos Brands Inc. (a)	900	12,762
Tattooed Chef Inc. (a)	2,288	28,783
The Hain Celestial Group Inc. (a)	900	30,960
The Hershey Co.	1,794	388,634
The J M Smucker Co.	1,321	178,877
The Kraft Heinz Co.	8,529	335,957
The Simply Good Foods Co. (a)	3,985	151,231
The Vita Coco Company Inc. (a)	632	5,663
Tootsie Roll Industries Inc.	642	22,433
TreeHouse Foods Inc. (a)	2,448	78,972
Tyson Foods Inc., Class A	3,532	316,573
Utz Brands Inc.	2,823	41,724
Vital Farms Inc. (a)	786	9,715
Whole Earth Brands Inc. (a)	1,600	11,456
		5,377,690
Paper Packaging - 0.1%
Avery Dennison Corp.	1,042	181,277
Graphic Packaging Holding Co.	3,000	60,120
International Paper Co.	4,823	222,582
Packaging Corporation of America	1,183	184,678
Pactiv Evergreen Inc.	1,403	14,114
Ranpak Holdings Corp. (a)	1,803	36,835
Sealed Air Corp.	1,905	127,559
Sonoco Products Co.	1,100	68,816

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Westrock Co.	3,500	$164,605
		1,060,586
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	679	19,032
Glatfelter Corp.	1,602	19,833
Neenah Inc.	817	32,402
Schweitzer-Mauduit International Inc.	1,495	41,113
Sylvamo Corp. (a)	522	17,372
		129,752
Personal Products - 0.1%
BellRing Brands Inc. (a)	5,192	119,831
Coty Inc., Class A (a)	4,300	38,657
Edgewell Personal Care Co.	2,555	93,692
elf Beauty Inc. (a)	2,289	59,125
Herbalife Nutrition Ltd. (a)	1,500	45,540
Inter Parfums Inc.	845	74,402
Medifast Inc.	541	92,392
Nature's Sunshine Products Inc. (a)	546	9,184
NewAge Inc. (a)	6,100	3,544
Nu Skin Enterprises Inc., Class A	2,333	111,704
Olaplex Holdings Inc. (a)	600	9,378
Revlon Inc., Class A (a)	448	3,615
The Beauty Health Co. (a)	4,064	68,600
The Estee Lauder Companies Inc., Class A	2,866	780,469
The Honest Company Inc. (a)	4,177	21,762
USANA Health Sciences Inc. (a)	570	45,287
Veru Inc. (a)	2,261	10,921
		1,588,103
Pharmaceuticals - 1.3%
9 Meters Biopharma Inc. (a)	7,734	4,635
Aclaris Therapeutics Inc. (a)	2,100	36,204
Aerie Pharmaceuticals Inc. (a)	1,465	13,331
Amneal Pharmaceuticals Inc. (a)	3,562	14,854
Amphastar Pharmaceuticals Inc. (a)	1,758	63,112
Ampio Pharmaceuticals Inc. (a)	10,700	5,029
Amylyx Pharmaceuticals Inc. (a)	441	5,667
Angion Biomedica Corp. (a)	300	636
ANI Pharmaceuticals Inc. (a)	540	15,179
Antares Pharma Inc. (a)	6,881	28,212
Arvinas Inc. (a)	2,205	148,396
Atea Pharmaceuticals Inc. (a)	2,084	15,046
Athira Pharma Inc. (a)	1,119	15,106
Axsome Therapeutics Inc. (a)	1,332	55,131
Bausch Health Companies Inc. (a)	4,700	107,467
Bristol-Myers Squibb Co.	27,229	1,988,534
Cara Therapeutics Inc. (a)	1,900	23,085
Cassava Sciences Inc. (a)	1,809	67,186
Catalent Inc. (a)	2,129	236,106
CinCor Pharma Inc. (a)	534	9,366
Citius Pharmaceuticals Inc. (a)	3,604	6,451
Collegium Pharmaceutical Inc. (a)	1,671	34,022
CONTRA ZOGENIX Inc.	2,206	1,500
Corcept Therapeutics Inc. (a)	4,020	90,530
CorMedix Inc. (a)	2,100	11,508
	Number of Shares	Fair Value
Cymabay Therapeutics Inc. (a)	2,298	$7,147
DICE Therapeutics Inc. (a)	668	12,779
Durect Corp. (a)	7,186	4,814
Edgewise Therapeutics Inc. (a)	1,296	12,571
Elanco Animal Health Inc. (a)	5,682	148,243
Eli Lilly & Co.	10,567	3,026,072
Esperion Therapeutics Inc. (a)	1,600	7,424
Evolus Inc. (a)	1,600	17,952
EyePoint Pharmaceuticals Inc. (a)	1,054	12,806
Fulcrum Therapeutics Inc. (a)	1,318	31,171
Harmony Biosciences Holdings Inc. (a)	1,093	53,174
Ikena Oncology Inc. (a)	1,329	8,107
Innoviva Inc. (a)	2,081	40,267
Intra-Cellular Therapies Inc. (a)	3,687	225,608
Johnson & Johnson	32,737	5,801,979
Kala Pharmaceuticals Inc. (a)	2,900	4,002
KemPharm Inc. (a)	968	4,869
Marinus Pharmaceuticals Inc. (a)	1,308	12,230
Merck & Company Inc.	31,492	2,583,919
Mind Medicine MindMed Inc. (a)	12,332	13,689
Nektar Therapeutics (a)	2,600	14,014
NGM Biopharmaceuticals Inc. (a)	1,132	17,263
Nuvation Bio Inc. (a)	7,622	40,092
Ocular Therapeutix Inc. (a)	2,473	12,241
Omeros Corp. (a)	2,367	14,226
Oramed Pharmaceuticals Inc. (a)	1,060	9,169
Organon & Co.	3,390	118,413
Pacira Pharmaceuticals Inc. (a)	2,067	157,753
Paratek Pharmaceuticals Inc. (a)	1,607	4,773
Pfizer Inc.	69,595	3,602,933
Phathom Pharmaceuticals Inc. (a)	706	9,609
Phibro Animal Health Corp., Class A	1,008	20,110
Pliant Therapeutics Inc. (a)	700	4,907
Prestige Consumer Healthcare Inc. (a)	2,346	124,197
Provention Bio Inc. (a)	1,927	14,106
Rain Therapeutics Inc. (a)	763	3,868
Reata Pharmaceuticals Inc., Class A (a)	1,313	43,014
Relmada Therapeutics Inc. (a)	1,142	30,823
Revance Therapeutics Inc. (a)	3,334	65,013
Royalty Pharma PLC, Class A	4,300	167,528
Seelos Therapeutics Inc. (a)	2,802	2,348
SIGA Technologies Inc. (a)	1,668	11,826
Supernus Pharmaceuticals Inc. (a)	2,320	74,982
Tarsus Pharmaceuticals Inc. (a)	440	7,401
Terns Pharmaceuticals Inc. (a)	827	2,456
TherapeuticsMD Inc. (a)	20,300	7,714
Theseus Pharmaceuticals Inc. (a)	639	7,368
Ventyx Biosciences Inc. (a)	501	6,799
Verrica Pharmaceuticals Inc. (a)	603	4,890
Viatris Inc.	16,100	175,168
WaVe Life Sciences Ltd. (a)	2,500	5,000

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Zoetis Inc.	5,922	$1,116,830
		20,921,950
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)	1,917	19,937
American Financial Group Inc.	881	128,291
AMERISAFE Inc.	915	45,448
Arch Capital Group Ltd. (a)	4,300	208,206
Assured Guaranty Ltd.	1,000	63,660
Axis Capital Holdings Ltd.	800	48,376
Cincinnati Financial Corp.	1,865	253,565
CNA Financial Corp.	200	9,724
Donegal Group Inc., Class A	729	9,776
Employers Holdings Inc.	1,328	54,475
Erie Indemnity Co., Class A	264	46,498
Fidelity National Financial Inc.	3,600	175,824
First American Financial Corp.	1,500	97,230
HCI Group Inc.	181	12,341
Heritage Insurance Holdings Inc.	810	5,783
Investors Title Co.	47	9,551
Kemper Corp.	600	33,924
Kinsale Capital Group Inc.	989	225,512
Lemonade Inc. (a)	500	13,185
Loews Corp.	2,800	181,496
Markel Corp. (a)	158	233,088
MBIA Inc. (a)	2,007	30,888
Mercury General Corp.	500	27,500
MetroMile Inc. (a)	5,073	6,696
NI Holdings Inc. (a)	268	4,545
Old Republic International Corp.	3,710	95,978
Palomar Holdings Inc. (a)	1,161	74,292
ProAssurance Corp.	2,544	68,383
RLI Corp.	1,841	203,670
Safety Insurance Group Inc.	686	62,323
Selective Insurance Group Inc.	2,734	244,310
Stewart Information Services Corp.	1,258	76,247
The Allstate Corp.	3,491	483,539
The Hanover Insurance Group Inc.	500	74,760
The Progressive Corp.	7,167	816,966
The Travelers Companies Inc.	2,991	546,546
Tiptree Inc.	1,127	14,482
Trean Insurance Group Inc. (a)	1,000	4,690
United Fire Group Inc.	1,019	31,660
United Insurance Holdings Corp.	300	993
Universal Insurance Holdings Inc.	969	13,072
White Mountains Insurance Group Ltd.	39	44,313
WR Berkley Corp.	2,631	175,198
		4,976,941
Publishing - 0.0% *
Daily Journal Corp. (a)	50	15,600
Gannett Company Inc. (a)	6,798	30,659
John Wiley & Sons Inc., Class A	2,027	107,492
News Corp., Class A	4,094	90,682
News Corp., Class B	874	19,682
Scholastic Corp.	1,253	50,471
The New York Times., Class A	2,201	100,894
		415,480
	Number of Shares	Fair Value
Railroads - 0.2%
CSX Corp.	27,884	$1,044,256
Norfolk Southern Corp.	3,038	866,498
Union Pacific Corp.	8,019	2,190,871
		4,101,625
Real Estate Development - 0.0% *
Forestar Group Inc. (a)	515	9,146
The Howard Hughes Corp. (a)	400	41,444
		50,590
Real Estate Operating Companies - 0.0% *
FRP Holdings Inc. (a)	235	13,583
Kennedy-Wilson Holdings Inc.	5,571	135,877
Rafael Holdings Inc., Class B (a)	600	1,506
		150,966
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	4,082	373,585
Cushman & Wakefield PLC (a)	6,504	133,397
Douglas Elliman Inc.	2,585	18,871
eXp World Holdings Inc.	2,966	62,790
Fathom Holdings Inc. (a)	238	2,547
Jones Lang LaSalle Inc. (a)	700	167,622
Marcus & Millichap Inc.	1,129	59,476
Newmark Group Inc., Class A	7,732	123,093
Opendoor Technologies Inc. (a)	5,500	47,575
Realogy Holdings Corp. (a)	5,427	85,095
Redfin Corp. (a)	4,852	87,530
REX Holdings Inc., Class A	902	25,012
Zillow Group Inc., Class A (a)	600	28,938
Zillow Group Inc., Class C (a)	2,300	113,367
		1,328,898
Regional Banks - 1.0%
1st Source Corp.	810	37,462
Allegiance Bancshares Inc.	912	40,748
Amalgamated Financial Corp.	457	8,212
Amerant Bancorp Inc.	1,292	40,814
American National Bankshares Inc.	370	13,942
Ameris Bancorp.	3,114	136,642
Arrow Financial Corp.	495	16,048
Associated Banc-Corp.	6,956	158,319
Atlantic Union Bankshares Corp.	3,535	129,699
Banc of California Inc.	2,609	50,510
BancFirst Corp.	813	67,650
Bank First Corp.	236	16,990
Bank of Hawaii Corp.	300	25,176
Bank of Marin Bancorp	752	26,373
Bank OZK	1,300	55,510
BankUnited Inc.	3,936	173,027
Banner Corp.	1,606	93,999
Bar Harbor Bankshares	527	15,083
Berkshire Hills Bancorp Inc.	2,311	66,950
Blue Ridge Bankshares Inc.	636	9,648
BOK Financial Corp.	300	28,185
Brookline Bancorp Inc.	3,637	57,537
Business First Bancshares Inc.	772	18,783
Byline Bancorp Inc.	1,202	32,069
Cadence Bank	8,316	243,326
Cambridge Bancorp	332	28,220
Camden National Corp.	617	29,024

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Capital Bancorp Inc.	409	$9,350
Capital City Bank Group Inc.	415	10,939
Capstar Financial Holdings Inc.	729	15,367
Carter Bankshares Inc. (a)	1,279	22,216
Cathay General Bancorp	3,345	149,689
CBTX Inc.	894	27,714
Central Pacific Financial Corp.	1,313	36,633
Citizens & Northern Corp.	481	11,727
Citizens Financial Group Inc.	5,252	238,073
City Holding Co.	708	55,720
Civista Bancshares Inc.	521	12,556
CNB Financial Corp.	793	20,872
Coastal Financial Corp. (a)	364	16,653
Columbia Banking System Inc.	3,671	118,463
Comerica Inc.	1,664	150,475
Commerce Bancshares Inc.	1,565	112,038
Community Bank System Inc.	2,463	172,779
Community Trust Bancorp Inc.	648	26,698
ConnectOne Bancorp Inc.	1,770	56,658
CrossFirst Bankshares Inc. (a)	1,947	30,685
Cullen/Frost Bankers Inc.	600	83,046
Customers Bancorp Inc. (a)	1,411	73,569
CVB Financial Corp.	6,052	140,467
Dime Community Bancshares Inc.	1,549	53,549
Eagle Bancorp Inc.	1,490	84,945
East West Bancorp Inc.	1,793	141,683
Eastern Bankshares Inc.	8,031	172,988
Enterprise Bancorp Inc.	326	13,079
Enterprise Financial Services Corp.	1,595	75,459
Equity Bancshares Inc., Class A	533	17,221
Farmers National Banc Corp.	1,505	25,675
FB Financial Corp.	1,574	69,917
Fidelity D&D Bancorp Inc.	132	6,129
Fifth Third Bancorp	8,333	358,652
Financial Institutions Inc.	628	18,922
First Bancorp Inc.	315	9,475
First Bancorp/Southern Pines NC	1,623	67,793
First Bank	500	7,110
First Busey Corp.	2,380	60,309
First Citizens BancShares Inc., Class A	164	109,158
First Commonwealth Financial Corp.	4,450	67,462
First Community Bancshares Inc.	690	19,465
First Financial Bancorp.	4,356	100,406
First Financial Bankshares Inc.	5,974	263,573
First Financial Corp.	468	20,255
First Foundation Inc.	2,302	55,916
First Hawaiian Inc.	1,500	41,835
First Horizon Corp.	7,100	166,779
First Internet Bancorp	332	14,279
First Interstate BancSystem Inc., Class A	4,099	150,720
First Merchants Corp.	2,470	102,752
First Mid Bancshares Inc.	802	30,869
First Republic Bank	2,182	353,702
Five Star Bancorp	440	12,452
Flushing Financial Corp.	1,231	27,513
FNB Corp.	4,200	52,290
Fulton Financial Corp.	7,451	123,836
	Number of Shares	Fair Value
German American Bancorp Inc.	1,177	$44,714
Glacier Bancorp Inc.	5,070	254,920
Great Southern Bancorp Inc.	498	29,387
Guaranty Bancshares Inc.	275	9,625
Hancock Whitney Corp.	3,980	207,557
Hanmi Financial Corp.	1,466	36,078
HarborOne Bancorp Inc.	2,303	32,288
HBT Financial Inc.	334	6,072
Heartland Financial USA Inc.	1,896	90,686
Heritage Commerce Corp.	2,437	27,416
Heritage Financial Corp.	1,658	41,549
Hilltop Holdings Inc.	2,914	85,672
Home BancShares Inc.	7,135	161,251
HomeStreet Inc.	949	44,964
HomeTrust Bancshares Inc.	535	15,799
Hope Bancorp Inc.	5,450	87,636
Horizon Bancorp Inc.	2,051	38,292
Huntington Bancshares Inc.	17,746	259,446
Independent Bank Corp.	3,107	194,121
Independent Bank Group Inc.	1,714	121,968
International Bancshares Corp.	2,525	106,580
Investors Bancorp Inc.	10,700	159,751
KeyCorp	11,451	256,273
Lakeland Bancorp Inc.	2,911	48,614
Lakeland Financial Corp.	1,148	83,804
Live Oak Bancshares Inc.	1,503	76,488
M&T Bank Corp.	1,700	288,150
Macatawa Bank Corp.	1,260	11,353
Mercantile Bank Corp.	633	22,421
Meta Financial Group Inc.	1,352	74,252
Metrocity Bankshares Inc.	756	17,751
Metropolitan Bank Holding Corp. (a)	468	47,628
Mid Penn Bancorp Inc.	503	13,485
Midland States Bancorp Inc.	1,026	29,610
MidWestOne Financial Group Inc.	508	16,815
MVB Financial Corp.	361	14,981
National Bank Holdings Corp., Class A	1,379	55,546
NBT Bancorp Inc.	1,991	71,935
Nicolet Bankshares Inc. (a)	559	52,306
Northrim BanCorp Inc.	173	7,538
Northwest Bancshares Inc.	5,769	77,939
OceanFirst Financial Corp.	2,760	55,476
Old National Bancorp	13,541	221,802
Old Second Bancorp Inc.	981	14,234
Origin Bancorp Inc.	1,055	44,616
Orrstown Financial Services Inc.	316	7,246
Pacific Premier Bancorp Inc.	4,386	155,045
PacWest Bancorp	1,300	56,069
Park National Corp.	677	88,944
Peapack-Gladstone Financial Corp.	866	30,093
Peoples Bancorp Inc.	1,215	38,042
Peoples Financial Services Corp.	216	10,904
People's United Financial Inc.	5,532	110,585
Pinnacle Financial Partners Inc.	986	90,791
Preferred Bank	656	48,603
Premier Financial Corp.	1,660	50,348
Primis Financial Corp.	925	12,931
Prosperity Bancshares Inc.	900	62,442

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
QCR Holdings Inc.	762	$43,122
RBB Bancorp	536	12,591
Red River Bancshares Inc.	217	11,481
Regions Financial Corp.	11,877	264,382
Renasant Corp.	2,574	86,100
Republic Bancorp Inc., Class A	380	17,077
Republic First Bancorp Inc. (a)	1,492	7,699
S&T Bancorp Inc.	1,839	54,398
Sandy Spring Bancorp Inc.	2,036	91,457
Seacoast Banking Corporation of Florida	2,454	85,939
ServisFirst Bancshares Inc.	2,296	218,786
Sierra Bancorp	495	12,365
Signature Bank	736	216,009
Silvergate Capital Corp., Class A (a)	1,289	194,085
Simmons First National Corp., Class A	5,123	134,325
SmartFinancial Inc.	487	12,457
South Plains Financial Inc.	363	9,649
South State Corp.	3,539	288,747
Southern First Bancshares Inc. (a)	239	12,151
Southside Bancshares Inc.	1,476	60,265
Spirit of Texas Bancshares Inc.	451	11,852
Stock Yards Bancorp Inc.	1,142	60,412
Summit Financial Group Inc.	340	8,701
SVB Financial Group (a)	691	386,580
Synovus Financial Corp.	1,918	93,982
Texas Capital Bancshares Inc. (a)	2,374	136,054
The Bancorp Inc. (a)	2,477	70,173
The First Bancshares Inc.	976	32,852
The First of Long Island Corp.	823	16,016
The PNC Financial Services Group Inc.	5,315	980,352
Third Coast Bancshares Inc. (a)	216	4,990
Tompkins Financial Corp.	671	52,519
TowneBank	3,158	94,550
TriCo Bancshares	1,308	52,359
TriState Capital Holdings Inc. (a)	1,385	46,024
Triumph Bancorp Inc. (a)	1,105	103,892
Truist Financial Corp.	16,298	924,097
Trustmark Corp.	2,823	85,791
UMB Financial Corp.	2,014	195,680
Umpqua Holdings Corp.	2,600	49,036
United Bankshares Inc.	6,067	211,617
United Community Banks Inc.	4,815	167,562
Univest Corporation of Pennsylvania	1,386	37,089
Valley National Bancorp	18,426	239,906
Veritex Holdings Inc.	2,241	85,539
Washington Trust Bancorp Inc.	817	42,892
Webster Financial Corp.	1,972	110,669
WesBanco Inc.	2,781	95,555
West Bancorporation Inc.	649	17,659
Westamerica BanCorp	1,230	74,415
Western Alliance Bancorp	1,100	91,102
Wintrust Financial Corp.	800	74,344
Zions Bancorp NA	1,975	129,481
		17,146,160
Reinsurance - 0.0% *
Alleghany Corp. (a)	173	146,531
	Number of Shares	Fair Value
Reinsurance Group of America Inc.	900	$98,514
		245,045
Renewable Electricity - 0.0% *
Brookfield Renewable Corp., Class A	3,300	144,366
Ormat Technologies Inc.	2,119	173,398
Sunnova Energy International Inc. (a)	4,044	93,255
		411,019
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	1,627	7,338
Atlas Technical Consultants Inc. (a)	393	4,732
Booz Allen Hamilton Holding Corp.	1,724	151,436
CACI International Inc., Class A (a)	300	90,378
CBIZ Inc. (a)	2,306	96,783
CoStar Group Inc. (a)	4,828	321,593
CRA International Inc.	293	24,688
Dun & Bradstreet Holdings Inc. (a)	2,100	36,792
Equifax Inc.	1,491	353,516
Exponent Inc.	2,389	258,131
Forrester Research Inc. (a)	467	26,348
Franklin Covey Co. (a)	505	22,836
FTI Consulting Inc. (a)	400	62,888
Huron Consulting Group Inc. (a)	1,034	47,368
ICF International Inc.	873	82,184
Jacobs Engineering Group Inc.	1,700	234,277
KBR Inc.	6,504	355,964
LegalZoom.Com Inc. (a)	1,800	25,452
Leidos Holdings Inc.	1,791	193,464
ManTech International Corp., Class A	1,287	110,927
Mistras Group Inc. (a)	1,092	7,218
Nielsen Holdings PLC	3,800	103,512
Resources Connection Inc.	1,285	22,025
Science Applications International Corp.	600	55,302
TransUnion	2,389	246,879
Verisk Analytics Inc.	1,946	417,670
Willdan Group Inc. (a)	389	11,938
		3,371,639
Residential REITs - 0.2%
American Campus Communities Inc.	1,900	106,343
American Homes 4 Rent, Class A	3,800	152,114
Apartment Income REIT Corp.	2,051	109,646
Apartment Investment & Management Co., Class A (a)	7,185	52,594
AvalonBay Communities Inc.	1,705	423,471
BRT Apartments Corp.	382	9,156
Camden Property Trust	1,238	205,756
Centerspace	675	66,231
Clipper Realty Inc.	701	6,358
Equity LifeStyle Properties Inc.	2,202	168,409
Equity Residential	4,512	405,719
Essex Property Trust Inc.	804	277,766
Independence Realty Trust Inc.	10,164	268,736

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Invitation Homes Inc.	7,370	$296,127
Mid-America Apartment Communities Inc.	1,424	298,257
NexPoint Residential Trust Inc.	1,047	94,555
Preferred Apartment Communities Inc.	2,467	61,527
Sun Communities Inc.	1,420	248,912
UDR Inc.	3,847	220,702
UMH Properties Inc.	2,020	49,672
		3,522,051
Restaurants - 0.4%
Aramark	3,200	120,320
Biglari Holdings Inc., Class B (a)	20	2,892
BJ's Restaurants Inc. (a)	1,092	30,904
Bloomin' Brands Inc.	4,175	91,600
Brinker International Inc. (a)	2,037	77,732
Carrols Restaurant Group Inc.	888	2,007
Chipotle Mexican Grill Inc. (a)	341	539,472
Chuy's Holdings Inc. (a)	969	26,163
Cracker Barrel Old Country Store Inc.	1,112	132,028
Darden Restaurants Inc.	1,700	226,015
Dave & Buster's Entertainment Inc. (a)	2,039	100,115
Denny's Corp. (a)	2,960	42,358
Dine Brands Global Inc.	775	60,411
Domino's Pizza Inc.	480	195,365
El Pollo Loco Holdings Inc. (a)	548	6,368
Fiesta Restaurant Group Inc. (a)	847	6,331
First Watch Restaurant Group Inc. (a)	526	6,864
Jack in the Box Inc.	973	90,888
Krispy Kreme Inc.	3,915	58,138
Kura Sushi USA Inc., Class A (a)	203	11,195
McDonald's Corp.	9,260	2,289,813
Nathan's Famous Inc.	154	8,342
Noodles & Co. (a)	1,800	10,746
Papa John's International Inc.	1,548	162,973
Portillo's Inc., Class A (a)	1,141	28,023
Red Robin Gourmet Burgers Inc. (a)	524	8,835
Ruth's Hospitality Group Inc.	1,588	36,333
Shake Shack Inc., Class A (a)	1,756	119,232
Starbucks Corp.	14,380	1,308,149
Sweetgreen Inc., Class A (a)	567	18,138
Texas Roadhouse Inc.	3,220	269,611
The Cheesecake Factory Inc. (a)	2,175	86,543
The ONE Group Hospitality Inc. (a)	940	9,879
The Wendy's Co.	1,800	39,546
Wingstop Inc.	1,395	163,703
Yum! Brands Inc.	3,581	424,456
		6,811,488
Retail REITs - 0.2%
Acadia Realty Trust	4,087	88,565
Agree Realty Corp.	3,216	213,414
Alexander's Inc.	77	19,730
American Finance Trust Inc.	5,925	46,867
Brixmor Property Group Inc.	4,100	105,821
Federal Realty Investment Trust	1,000	122,070
Getty Realty Corp.	1,935	55,380
	Number of Shares	Fair Value
Kimco Realty Corp.	7,634	$188,560
Kite Realty Group Trust	9,984	227,336
National Retail Properties Inc.	2,400	107,856
NETSTREIT Corp.	1,899	42,613
Phillips Edison & Company Inc.	5,249	180,513
Realty Income Corp.	6,897	477,962
Regency Centers Corp.	2,300	164,082
Retail Opportunity Investments Corp.	5,585	108,293
Retail Value Inc.	1,000	3,060
RPT Realty	3,978	54,777
Saul Centers Inc.	575	30,302
Seritage Growth Properties, Class A (a)	1,838	23,269
Simon Property Group Inc.	3,963	521,372
SITE Centers Corp.	8,119	135,668
Spirit Realty Capital Inc.	1,200	55,224
Tanger Factory Outlet Centers Inc.	4,820	82,856
The Macerich Co.	10,009	156,541
Urban Edge Properties	5,440	103,904
Urstadt Biddle Properties Inc., Class A	1,223	23,005
Whitestone REIT	2,225	29,481
		3,368,521
Security & Alarm Services - 0.0% *
CoreCivic Inc. (a)	5,710	63,781
The Brink's Co.	2,250	153,000
The GEO Group Inc. (a)	5,681	37,551
		254,332
Semiconductor Equipment - 0.3%
Amkor Technology Inc.	4,797	104,191
Applied Materials Inc.	11,134	1,467,461
Atomera Inc. (a)	711	9,286
Axcelis Technologies Inc. (a)	1,516	114,504
AXT Inc. (a)	1,241	8,712
CMC Materials Inc.	1,306	242,132
Cohu Inc. (a)	2,269	67,162
Enphase Energy Inc. (a)	1,646	332,130
Entegris Inc.	1,682	220,779
FormFactor Inc. (a)	3,641	153,031
Ichor Holdings Ltd. (a)	1,339	47,695
KLA Corp.	1,928	705,764
Lam Research Corp.	1,677	901,572
MKS Instruments Inc.	600	90,000
Onto Innovation Inc. (a)	2,240	194,634
PDF Solutions Inc. (a)	1,437	40,049
Photronics Inc. (a)	2,830	48,025
Teradyne Inc.	2,029	239,889
Ultra Clean Holdings Inc. (a)	2,090	88,595
Veeco Instruments Inc. (a)	2,354	64,005
		5,139,616
Semiconductors - 1.7%
Advanced Micro Devices Inc. (a)	20,300	2,219,602
Allegro MicroSystems Inc. (a)	200	5,680
Alpha & Omega Semiconductor Ltd. (a)	1,016	55,524
Ambarella Inc. (a)	1,654	173,538
Analog Devices Inc.	6,569	1,085,067
Broadcom Inc.	5,006	3,152,178
CEVA Inc. (a)	1,076	43,739
Cirrus Logic Inc. (a)	600	50,874

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Credo Technology Group Holding Ltd. (a)	1,014	$15,443
Diodes Inc. (a)	2,005	174,415
First Solar Inc. (a)	1,411	118,157
GLOBALFOUNDRIES Inc. (a)	800	49,936
Impinj Inc. (a)	899	57,123
Intel Corp.	50,303	2,493,017
Kopin Corp. (a)	3,800	9,614
Lattice Semiconductor Corp. (a)	6,242	380,450
MACOM Technology Solutions Holdings Inc. (a)	2,281	136,564
Marvell Technology Inc.	10,421	747,290
MaxLinear Inc. (a)	3,264	190,454
Meta Materials Inc. (a)	9,481	15,833
Microchip Technology Inc.	6,638	498,779
Micron Technology Inc.	13,790	1,074,103
Monolithic Power Systems Inc.	583	283,151
NeoPhotonics Corp. (a)	2,459	37,401
NVE Corp.	229	12,474
NVIDIA Corp.	29,692	8,101,759
ON Semiconductor Corp. (a)	5,217	326,636
Parade Technologies Ltd.	1,000	62,498
Power Integrations Inc.	2,709	251,070
Qorvo Inc. (a)	1,397	173,368
QUALCOMM Inc.	13,934	2,129,394
Rambus Inc. (a)	5,078	161,937
Semtech Corp. (a)	2,975	206,287
Silicon Laboratories Inc. (a)	1,744	261,949
SiTime Corp. (a)	746	184,874
SkyWater Technology Inc. (a)	372	4,029
Skyworks Solutions Inc.	1,973	262,961
SMART Global Holdings Inc. (a)	2,244	57,963
SunPower Corp. (a)	3,771	81,001
Synaptics Inc. (a)	1,825	364,088
Texas Instruments Inc.	11,492	2,108,552
Universal Display Corp.	587	98,000
Wolfspeed Inc. (a)	1,479	168,399
		28,085,171
Silver - 0.0% *
Gatos Silver Inc. (a)	1,926	8,320
Hecla Mining Co.	24,848	163,252
		171,572
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)	2,529	139,550
Coca-Cola Consolidated Inc.	221	109,804
Keurig Dr Pepper Inc.	8,591	325,599
Monster Beverage Corp. (a)	4,552	363,705
National Beverage Corp.	1,119	48,676
PepsiCo Inc.	17,163	2,872,743
Primo Water Corp.	7,388	105,279
The Coca-Cola Co.	48,338	2,996,956
		6,962,312
Specialized Consumer Services - 0.0% *
ADT Inc.	2,465	18,709
Carriage Services Inc.	737	39,304
European Wax Center Inc., Class A (a)	463	13,686
Frontdoor Inc. (a)	800	23,880
H&R Block Inc.	1,900	49,476
Mister Car Wash Inc. (a)	900	13,311
Regis Corp. (a)	1,400	2,968
	Number of Shares	Fair Value
Service Corporation International	2,078	$136,774
Terminix Global Holdings Inc. (a)	1,400	63,882
Vivint Smart Home Inc. (a)	3,896	26,337
WW International Inc. (a)	1,911	19,550
		407,877
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc.	433	33,488
Specialized REITs - 0.5%
American Tower Corp.	5,634	1,415,374
CatchMark Timber Trust Inc., Class A	1,729	14,178
Crown Castle International Corp.	5,405	997,763
CubeSmart	2,900	150,887
Digital Realty Trust Inc.	3,421	485,098
EPR Properties	700	38,297
Equinix Inc.	1,131	838,772
Extra Space Storage Inc.	1,617	332,455
Farmland Partners Inc.	1,418	19,498
Four Corners Property Trust Inc.	3,632	98,209
Gaming & Leisure Properties Inc.	2,911	136,613
Gladstone Land Corp.	1,491	54,302
Iron Mountain Inc.	3,800	210,558
Lamar Advertising Co., Class A	1,200	139,416
Life Storage Inc.	1,048	147,171
National Storage Affiliates Trust	3,737	234,534
Outfront Media Inc.	6,694	190,310
PotlatchDeltic Corp.	3,088	162,830
Public Storage	1,908	744,654
Rayonier Inc.	1,500	61,680
Safehold Inc.	986	54,674
SBA Communications Corp.	1,325	455,933
Uniti Group Inc.	9,219	126,853
VICI Properties Inc.	7,859	223,667
Weyerhaeuser Co.	9,193	348,415
		7,682,141
Specialty Chemicals - 0.3%
Albemarle Corp.	1,437	317,793
Amyris Inc. (a)	8,487	37,003
Ashland Global Holdings Inc.	600	59,046
Aspen Aerogels Inc. (a)	1,064	36,687
Avient Corp.	4,188	201,024
Axalta Coating Systems Ltd. (a)	3,000	73,740
Balchem Corp.	1,483	202,726
Celanese Corp.	1,400	200,018
Chase Corp.	359	31,201
Danimer Scientific Inc. (a)	3,014	17,662
DuPont de Nemours Inc.	6,376	469,146
Eastman Chemical Co.	1,677	187,925
Ecolab Inc.	3,040	536,742
ECOVYST Inc.	2,733	31,593
Element Solutions Inc.	2,400	52,560
Ferro Corp. (a)	3,869	84,112
FutureFuel Corp.	841	8,183
GCP Applied Technologies Inc. (a)	3,083	96,868
HB Fuller Co.	2,440	161,211
Ingevity Corp. (a)	1,865	119,491

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Innospec Inc.	1,152	$106,618
International Flavors & Fragrances Inc.	3,113	408,830
Livent Corp. (a)	7,575	197,480
Minerals Technologies Inc.	1,560	103,194
NewMarket Corp.	100	32,438
PPG Industries Inc.	2,891	378,923
Quaker Chemical Corp.	633	109,389
Rayonier Advanced Materials Inc. (a)	1,914	12,575
RPM International Inc.	1,636	133,236
Sensient Technologies Corp.	1,979	166,137
Stepan Co.	1,013	100,094
The Sherwin-Williams Co.	3,008	750,857
		5,424,502
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc.	3,646	143,652
Barnes & Noble Education Inc. (a)	1,546	5,535
Bath & Body Works Inc.	3,098	148,084
Big 5 Sporting Goods Corp.	736	12,622
Dick's Sporting Goods Inc.	687	68,714
Five Below Inc. (a)	600	95,022
Hibbett Sports Inc.	631	27,979
JOANN Inc.	289	3,298
Leslie's Inc. (a)	1,400	27,104
MarineMax Inc. (a)	1,008	40,582
National Vision Holdings Inc. (a)	3,820	166,437
Party City Holdco Inc. (a)	3,700	13,246
Petco Health & Wellness Company Inc. (a)	300	5,871
Sally Beauty Holdings Inc. (a)	5,052	78,963
Signet Jewelers Ltd.	2,431	176,734
Sportsman's Warehouse Holdings Inc. (a)	1,563	16,709
The Container Store Group Inc. (a)	967	7,900
The ODP Corp. (a)	2,168	99,359
Tractor Supply Co.	1,403	327,418
Ulta Beauty Inc. (a)	661	263,223
Winmark Corp.	166	36,520
		1,764,972
Steel - 0.1%
Allegheny Technologies Inc. (a)	5,959	159,940
Carpenter Technology Corp.	2,245	94,245
Cleveland-Cliffs Inc. (a)	5,337	171,905
Commercial Metals Co.	5,524	229,909
Haynes International Inc.	611	26,029
Nucor Corp.	3,393	504,369
Olympic Steel Inc.	259	9,961
Reliance Steel & Aluminum Co.	798	146,313
Ryerson Holding Corp.	654	22,903
Schnitzer Steel Industries Inc., Class A	1,228	63,782
Steel Dynamics Inc.	2,402	200,399
SunCoke Energy Inc.	3,999	35,631
TimkenSteel Corp. (a)	1,918	41,966
United States Steel Corp.	2,900	109,446
Warrior Met Coal Inc.	2,419	89,769
Worthington Industries Inc.	1,554	79,891
		1,986,458
	Number of Shares	Fair Value
Systems Software - 2.2%
A10 Networks Inc.	2,880	$40,176
Appian Corp. (a)	1,848	112,395
Arteris Inc. (a)	298	3,874
CommVault Systems Inc. (a)	2,048	135,885
Crowdstrike Holdings Inc., Class A (a)	2,510	569,971
Dolby Laboratories Inc., Class A	757	59,213
Fortinet Inc. (a)	1,631	557,378
Mandiant Inc. (a)	2,400	53,544
Microsoft Corp.	93,639	28,869,840
N-Able Inc. (a)	600	5,460
NortonLifeLock Inc.	6,913	183,333
OneSpan Inc. (a)	1,727	24,938
Oracle Corp.	20,145	1,666,596
Palo Alto Networks Inc. (a)	1,208	751,992
Ping Identity Holding Corp. (a)	2,884	79,108
Progress Software Corp.	2,069	97,429
Qualys Inc. (a)	1,568	223,299
Rapid7 Inc. (a)	2,588	287,889
Sailpoint Technologies Holdings Inc. (a)	4,274	218,743
SecureWorks Corp., Class A (a)	300	3,975
ServiceNow Inc. (a)	2,482	1,382,201
Telos Corp. (a)	1,417	14,127
Tenable Holdings Inc. (a)	4,247	245,434
Teradata Corp. (a)	1,100	54,219
Varonis Systems Inc. (a)	4,925	234,135
VMware Inc., Class A	2,739	311,890
Xperi Holding Corp.	4,948	85,699
Zscaler Inc. (a)	979	236,213
Zuora Inc., Class A (a)	5,269	78,930
		36,587,886
Technology Distributors - 0.1%
Arrow Electronics Inc. (a)	967	114,715
Avnet Inc.	1,000	40,590
CDW Corp.	1,671	298,925
ePlus Inc. (a)	1,259	70,580
Insight Enterprises Inc. (a)	1,613	173,107
PC Connection Inc.	447	23,419
ScanSource Inc. (a)	1,204	41,887
SYNNEX Corp.	400	41,284
		804,507
Technology Hardware, Storage & Peripherals - 2.1%
3D Systems Corp. (a)	5,846	97,511
Apple Inc.	191,765	33,484,087
Avid Technology Inc. (a)	1,721	60,011
Corsair Gaming Inc. (a)	1,327	28,079
Dell Technologies Inc., Class C (a)	3,404	170,847
Diebold Nixdorf Inc. (a)	3,505	23,589
Eastman Kodak Co. (a)	2,100	13,755
Hewlett Packard Enterprise Co.	16,084	268,764
HP Inc.	13,138	476,909
NetApp Inc.	2,767	229,661
Pure Storage Inc., Class A (a)	2,900	102,399
Quantum Corp. (a)	2,600	5,902
Super Micro Computer Inc. (a)	2,060	78,424
Turtle Beach Corp. (a)	529	11,263
Western Digital Corp. (a)	4,100	203,565

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Xerox Holdings Corp.	1,400	$28,238
		35,283,004
Textiles - 0.0% *
Unifi Inc. (a)	419	7,584
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)	2,674	124,047
Blue Foundry Bancorp (a)	993	13,455
Bridgewater Bancshares Inc. (a)	742	12,376
Capitol Federal Financial Inc.	6,143	66,836
Columbia Financial Inc. (a)	1,881	40,460
Enact Holdings Inc.	513	11,414
Essent Group Ltd.	4,984	205,391
Federal Agricultural Mortgage Corp., Class C	435	47,189
Finance Of America Companies Inc., Class A (a)	887	2,696
Flagstar Bancorp Inc.	2,447	103,753
FS Bancorp Inc.	342	10,602
Hingham Institution for Savings	60	20,592
Home Bancorp Inc.	259	10,565
Kearny Financial Corp.	3,025	38,962
Luther Burbank Corp.	741	9,848
Merchants Bancorp	729	19,960
MGIC Investment Corp.	3,600	48,780
Mr Cooper Group Inc. (a)	2,898	132,352
New York Community Bancorp Inc.	5,200	55,744
NMI Holdings Inc., Class A (a)	3,957	81,593
Northfield Bancorp Inc.	2,124	30,501
Ocwen Financial Corp. (a)	295	7,009
PCSB Financial Corp.	617	11,791
PennyMac Financial Services Inc.	1,384	73,629
Pioneer Bancorp Inc. (a)	646	6,796
Provident Bancorp Inc.	555	9,002
Provident Financial Services Inc.	3,453	80,800
Radian Group Inc.	8,289	184,099
Rocket Companies Inc., Class A	1,600	17,792
Southern Missouri Bancorp Inc.	305	15,235
TFS Financial Corp.	400	6,640
TrustCo Bank Corp.	784	25,033
Velocity Financial Inc. (a)	496	5,426
Walker & Dunlop Inc.	1,345	174,070
Washington Federal Inc.	3,050	100,101
Waterstone Financial Inc.	857	16,574
WSFS Financial Corp.	3,033	141,398
		1,962,511
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)	12,713	181,669
Tobacco - 0.2%
22nd Century Group Inc. (a)	5,671	13,157
Altria Group Inc.	22,707	1,186,441
Philip Morris International Inc.	19,191	1,802,803
Turning Point Brands Inc.	716	24,351
Universal Corp.	1,144	66,432
Vector Group Ltd.	6,787	81,715
		3,174,899
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,200	$53,580
Alta Equipment Group Inc. (a)	690	8,528
Applied Industrial Technologies Inc.	1,795	184,275
Beacon Roofing Supply Inc. (a)	2,612	154,839
BlueLinx Holdings Inc. (a)	442	31,771
Boise Cascade Co.	1,845	128,172
Core & Main Inc., Class A (a)	1,200	29,028
Custom Truck One Source Inc. (a)	2,295	19,255
DXP Enterprises Inc. (a)	841	22,783
EVI Industries Inc. (a)	303	5,633
Fastenal Co.	7,037	417,998
GATX Corp.	1,624	200,288
Global Industrial Co.	628	20,240
GMS Inc. (a)	2,009	99,988
H&E Equipment Services Inc.	1,522	66,237
Herc Holdings Inc.	1,148	191,819
Karat Packaging Inc. (a)	279	5,538
Lawson Products Inc. (a)	219	8,440
McGrath RentCorp.	1,136	96,537
MRC Global Inc. (a)	3,840	45,734
MSC Industrial Direct Company Inc., Class A	498	42,435
NOW Inc. (a)	5,223	57,610
Rush Enterprises Inc., Class A	1,984	101,005
Rush Enterprises Inc., Class B	302	14,602
SiteOne Landscape Supply Inc. (a)	500	80,845
Textainer Group Holdings Ltd.	2,221	84,554
Titan Machinery Inc. (a)	795	22,467
Transcat Inc. (a)	293	23,774
United Rentals Inc. (a)	894	317,558
Univar Solutions Inc. (a)	1,800	57,852
Veritiv Corp. (a)	676	90,307
Watsco Inc.	420	127,949
WESCO International Inc. (a)	2,048	266,527
Willis Lease Finance Corp. (a)	170	5,472
WW Grainger Inc.	569	293,485
		3,377,125
Trucking - 0.2%
AMERCO	123	73,424
ArcBest Corp.	1,189	95,714
Avis Budget Group Inc. (a)	1,901	500,533
Covenant Transportation Group Inc.	410	8,827
Daseke Inc. (a)	1,540	15,508
Heartland Express Inc.	2,272	31,967
HyreCar Inc. (a)	900	2,142
JB Hunt Transport Services Inc.	1,054	211,633
Knight-Swift Transportation Holdings Inc.	2,222	112,122
Landstar System Inc.	444	66,969
Lyft Inc., Class A (a)	3,715	142,656
Marten Transport Ltd.	2,830	50,261
Old Dominion Freight Line Inc.	1,254	374,545
PAM Transportation Services Inc. (a)	242	8,410
Ryder System Inc.	594	47,122
Saia Inc. (a)	1,220	297,460
Schneider National Inc., Class B	300	7,650
TuSimple Holdings Inc., Class A (a)	1,500	18,300

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Uber Technologies Inc. (a)	20,459	$729,977
Universal Logistics Holdings Inc.	426	8,584
US Xpress Enterprises Inc., Class A (a)	1,276	4,951
Werner Enterprises Inc.	2,792	114,472
XPO Logistics Inc. (a)	1,100	80,080
Yellow Corp. (a)	2,050	14,370
		3,017,677
Water Utilities - 0.1%
American States Water Co.	1,726	153,649
American Water Works Company Inc.	2,232	369,463
Artesian Resources Corp., Class A	287	13,934
Cadiz Inc. (a)	1,600	3,312
California Water Service Group	2,461	145,888
Essential Utilities Inc.	3,100	158,503
Global Water Resources Inc.	607	10,100
Middlesex Water Co.	814	85,608
Pure Cycle Corp. (a)	694	8,342
SJW Group	1,302	90,593
The York Water Co.	537	24,149
		1,063,541
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)	2,819	53,730
Shenandoah Telecommunications Co.	2,302	54,281
Telephone & Data Systems Inc.	4,755	89,775
T-Mobile US Inc. (a)	7,415	951,715
United States Cellular Corp. (a)	753	22,763
		1,172,264
Total Common Stock (Cost $579,829,903)		637,213,826
Rights - 0.0% *
Technology Hardware, Storage & Peripherals - 0.0% *
Right Quantum Corp. (Expiring 04/18/22)	2,600	22
Total Domestic Equity (Cost $579,829,903)		637,213,848
Foreign Equity - 26.0%
Common Stock - 25.7%
Advertising - 0.1%
Cheil Worldwide Inc.	1,592	30,797
CyberAgent Inc.	6,800	84,400
Dentsu Group Inc.	3,300	135,265
Focus Media Information Technology Company Ltd., Class A	10,900	10,422
Hakuhodo DY Holdings Inc.	4,100	51,622
Informa PLC (a)	23,366	183,491
Publicis Groupe S.A.	3,554	216,953
WPP PLC	18,235	239,207
		952,157
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd., Class A	2,100	14,798
Airbus SE (a)	9,292	1,127,738
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	12,207
	Number of Shares	Fair Value
AVIC Electromechanical Systems Company Ltd., Class A	8,000	$13,583
AviChina Industry & Technology Company Ltd., Class H	35,000	19,324
BAE Systems PLC	49,863	469,356
Bharat Electronics Ltd.	23,535	65,102
CAE Inc. (a)	4,900	127,654
Dassault Aviation S.A.	452	71,791
Elbit Systems Ltd.	407	89,007
Korea Aerospace Industries Ltd.	1,470	51,005
Kuang-Chi Technologies Company Ltd., Class A (a)	3,100	8,341
MTU Aero Engines AG	832	193,538
Rolls-Royce Holdings PLC (a)	129,955	171,281
Safran S.A.	5,376	636,608
Singapore Technologies Engineering Ltd.	27,500	83,422
Thales S.A.	1,665	209,724
		3,364,479
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V.	15,980	253,153
Husqvarna AB B Shares	7,092	74,641
Kubota Corp.	16,100	302,690
		630,484
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd. A Shares	7,600	10,382
Charoen Pokphand Indonesia Tbk PT	141,700	55,743
IOI Corp. Bhd	52,100	50,956
Jiangxi Zhengbang Technology Company Ltd., Class A	4,100	4,956
Kuala Lumpur Kepong Bhd	8,900	53,340
New Hope Liuhe Company Ltd. A Shares (a)	3,200	8,521
Sime Darby Plantation Bhd	37,400	44,112
Tongwei Company Ltd. A Shares	5,900	39,363
Wilmar International Ltd.	32,606	113,089
		380,462
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	20,977	75,935
Deutsche Post AG	15,604	749,431
DSV Panalpina A/S	3,209	618,587
Hyundai Glovis Company Ltd.	375	59,130
InPost S.A. (a)	2,639	16,841
SF Holding Company Ltd. A Shares	5,700	40,887
SG Holdings Company Ltd.	5,400	101,992
Yamato Holdings Company Ltd.	4,900	91,808
YTO Express Group Company Ltd., Class A	5,800	15,711
Yunda Holding Company Ltd., Class A	3,600	9,942
ZTO Express Cayman Inc. ADR	7,909	197,725
		1,977,989
Airlines - 0.0% *
Air Canada (a)	3,100	60,186

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Air China Ltd. H Shares (a)	28,000	$19,470
Air China Ltd. A Shares (a)	11,400	16,287
ANA Holdings Inc. (a)	2,500	52,415
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	9,108
China Southern Airlines Company Ltd., Class H (a)	36,000	20,809
China Southern Airlines Company Ltd., Class A (a)	11,600	11,280
Copa Holdings S.A., Class A (a)	300	25,092
Deutsche Lufthansa AG (a)	10,482	85,021
InterGlobe Aviation Ltd. (a)(d)	1,726	45,606
Japan Airlines Company Ltd. (a)	2,114	39,530
Korean Air Lines Company Ltd. (a)	2,948	72,883
Qantas Airways Ltd. (a)	16,690	64,762
Singapore Airlines Ltd. (a)	23,500	94,849
		617,298
Airport Services - 0.1%
Aena SME S.A. (a)(d)	1,166	195,497
Aeroports de Paris (a)	524	78,811
Airports of Thailand PCL NVDR (a)	76,077	150,867
Auckland International Airport Ltd. (a)	21,206	115,152
Beijing Capital International Airport Company Ltd., Class H (a)	42,000	24,421
Grupo Aeroportuario del Pacifico SAB de C.V. B Shares	6,500	105,153
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,680	81,921
Malaysia Airports Holdings Bhd (a)	22,400	37,025
Shanghai International Airport Company Ltd., Class A (a)	1,300	10,018
		798,865
Alternative Carriers - 0.0% *
Telesat Corp. (a)	328	5,412
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class H (a)	74,000	42,843
Aluminum Corp. of China Ltd. A Shares (a)	17,600	15,975
China Hongqiao Group Ltd.	45,000	59,133
Constellium SE (a)	5,840	105,120
Hindalco Industries Ltd.	28,463	212,352
Norsk Hydro ASA	20,979	205,224
Press Metal Aluminium Holdings Bhd	59,500	87,734
Shandong Nanshan Aluminum Company Ltd., Class A	14,700	9,352
Tianshan Aluminum Group Company Ltd., Class A	11,000	13,266
Yunnan Aluminium Company Ltd. A Shares (a)	4,900	10,439
		761,438
Apparel Retail - 0.1%
Fast Retailing Company Ltd.	900	462,779
Hennes & Mauritz AB, Class B	11,346	153,707
Industria de Diseno Textil S.A.	17,117	375,395
Mr Price Group Ltd.	4,954	73,145
	Number of Shares	Fair Value
Pepkor Holdings Ltd. (d)	22,115	$35,112
Topsports International Holdings Ltd. (d)	21,000	17,458
		1,117,596
Apparel, Accessories & Luxury Goods - 0.6%
adidas AG	2,995	701,950
ANTA Sports Products Ltd.	19,676	244,140
Bosideng International Holdings Ltd.	46,000	21,319
Burberry Group PLC	6,272	137,229
Capri Holdings Ltd. (a)	1,905	97,898
Cie Financiere Richemont S.A.	8,227	1,047,118
EssilorLuxottica S.A.	4,525	832,368
F&F Company Ltd.	63	38,425
FF Group (a)(c)**	1,860	—
Gildan Activewear Inc.	3,000	112,622
Hermes International	498	708,920
Kering S.A.	1,181	749,911
Li Ning Company Ltd.	42,319	359,433
LPP S.A.	20	54,565
lululemon athletica Inc. (a)	1,393	508,765
LVMH Moet Hennessy Louis Vuitton SE	4,383	3,146,681
Moncler S.p.A.	3,190	178,011
Page Industries Ltd.	109	61,880
Pandora A/S	1,549	148,420
Shenzhou International Group Holdings Ltd.	15,000	198,078
The Swatch Group AG	1,396	179,112
Titan Company Ltd.	6,366	212,073
		9,738,918
Application Software - 0.3%
Atlassian Corp. plc, Class A (a)	1,696	498,336
AVEVA Group PLC	2,054	65,756
Beijing Kingsoft Office Software Inc. A Shares	585	17,201
Constellation Software Inc.	317	542,355
Dassault Systemes SE	10,451	516,414
Hundsun Technologies Inc., Class A	1,120	7,814
Iflytek Company Ltd. A Shares	1,900	13,836
Kingdee International Software Group Company Ltd. (a)	48,000	105,190
Lightspeed Commerce Inc. (a)	1,800	54,949
NavInfo Company Ltd. A Shares (a)	4,600	10,070
Nemetschek SE	976	94,271
Nice Ltd. (a)	986	215,653
Open Text Corp.	4,200	178,249
SAP SE	16,478	1,836,792
Sapiens International Corp. N.V.	1,483	37,653
Shanghai Baosight Software Company Ltd., Class B	9,400	38,110
Shanghai Baosight Software Company Ltd., Class A	1,200	9,172
Sinch AB (a)(d)	8,854	60,587
Temenos AG	1,030	99,485
The Sage Group PLC	15,862	145,671
Thunder Software Technology Company Ltd., Class A	500	7,746
Weimob Inc. (a)(d)	44,000	28,068
WiseTech Global Ltd.	2,493	94,166
Xero Ltd. (a)	2,078	158,044

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Yonyou Network Technology Company Ltd., Class A	2,600	$9,340
		4,844,928
Asset Management & Custody Banks - 0.2%
3i Group PLC	15,204	275,552
Abrdn PLC	36,888	103,526
Amundi S.A. (d)	1,067	73,384
Bangkok Commercial Asset Management PCL NVDR	36,429	22,483
Brookfield Asset Management Inc., Class A	22,300	1,261,890
China Cinda Asset Management Company Ltd. H Shares	185,556	31,620
EQT AB	4,578	180,124
Hargreaves Lansdown PLC	6,037	79,754
HDFC Asset Management Company Ltd. (d)	718	20,206
IGM Financial Inc.	1,477	52,231
Janus Henderson Group PLC	1,900	66,538
Julius Baer Group Ltd.	3,442	200,096
Noah Holdings Ltd. (a)	600	14,118
Onex Corp.	1,300	87,198
Partners Group Holding AG	356	442,620
Reinet Investments SCA	2,731	61,257
Schroders PLC	2,114	89,223
St. James's Place PLC	8,370	158,163
		3,219,983
Auto Parts & Equipment - 0.1%
Adient PLC (a)	4,357	177,635
Aisin Seiki Company Ltd.	2,200	75,417
Aptiv PLC (a)	3,291	393,966
Bharat Forge Ltd.	4,879	44,815
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A	300	6,113
Continental AG (a)	1,698	122,427
Denso Corp.	6,800	435,145
Faurecia S.A.	2,043	53,443
Fuyao Glass Industry Group Company Ltd. H Shares (d)	9,356	37,996
Fuyao Glass Industry Group Company Ltd., Class A	3,800	21,229
Hanon Systems	2,623	25,382
Huayu Automotive Systems Company Ltd. A Shares	4,768	14,899
Huizhou Desay Sv Automotive Company Ltd., Class A	700	13,861
Hyundai Mobis Company Ltd.	1,188	209,386
Koito Manufacturing Company Ltd.	1,800	73,064
Magna International Inc.	4,435	284,979
Mianyang Fulin Precision Company Ltd. A Shares (a)	500	1,708
Minth Group Ltd.	14,000	34,122
Motherson Sumi Systems Ltd.	24,099	44,124
Motherson Sumi Wiring India NPV (a)	3,257	2,770
Ningbo Tuopu Group Company Ltd. A Shares	800	7,101
Stanley Electric Company Ltd.	2,300	43,617
Sumitomo Electric Industries Ltd.	11,666	139,094
Valeo	3,883	72,138
		2,334,431
	Number of Shares	Fair Value
Automobile Manufacturers - 0.6%
Astra International Tbk PT	362,000	$165,720
Bayerische Motoren Werke AG	5,198	451,797
BYD Company Ltd., Class H	15,000	417,331
BYD Company Ltd. A Shares	2,300	82,236
Chongqing Changan Automobile Company Ltd. A Shares	3,857	6,829
Daimler AG	13,484	951,911
Dongfeng Motor Group Company Ltd. H Shares	56,000	41,900
Ferrari N.V.	1,978	433,419
Ford Otomotiv Sanayi A/S	1,078	21,953
Geely Automobile Holdings Ltd.	107,000	165,785
Great Wall Motor Company Ltd., Class H	56,033	87,964
Great Wall Motor Company Ltd., Class A	2,600	11,117
Guangzhou Automobile Group Company Ltd. H Shares	56,000	46,188
Honda Motor Company Ltd.	25,700	730,679
Hyundai Motor Co.	2,448	361,180
Isuzu Motors Ltd.	9,000	116,612
Kia Motors Corp.	4,756	288,062
Li Auto Inc. ADR (a)	10,000	258,100
Mahindra & Mahindra Ltd.	15,616	165,146
Maruti Suzuki India Ltd.	2,457	243,825
Mazda Motor Corp.	10,000	73,727
NIO Inc. ADR (a)	24,623	518,314
Nissan Motor Company Ltd. (a)	36,000	160,441
Renault S.A. (a)	2,926	76,928
SAIC Motor Corp. Ltd. A Shares	8,800	23,453
Stellantis N.V.	31,993	520,946
Subaru Corp.	9,500	151,342
Suzuki Motor Corp.	5,700	195,928
Tata Motors Ltd. (a)	30,047	169,821
Toyota Motor Corp.	167,400	3,028,641
Volkswagen AG	500	124,224
XPeng Inc. ADR (a)	7,000	193,130
		10,284,649
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co for Distribution PJSC	49,600	56,636
China Meidong Auto Holdings Ltd.	12,000	45,617
Hotai Motor Company Ltd.	4,863	100,814
PTT Oil & Retail Business PCL NVDR	42,408	31,765
USS Company Ltd.	3,900	65,731
Vibra Energia S.A.	20,700	101,846
Zhongsheng Group Holdings Ltd.	11,000	77,362
		479,771
Biotechnology - 0.2%
3SBio Inc. (a)(d)	22,500	18,302
Affimed N.V. (a)	5,000	21,850
Akeso Inc. (a)(d)	4,000	8,377
Alkermes PLC (a)	7,378	194,115
Alteogen Inc. (a)	335	15,473
Arbutus Biopharma Corp. (a)	3,853	11,482
Argenx SE (a)	715	224,997
BeiGene Ltd. ADR (a)	900	169,740

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Beijing Tiantan Biological Products Corporation Ltd., Class A	1,500	$5,807
Beijing Wantai Biological Pharmacy Enterprise Company Ltd. A Shares	400	17,517
BGI Genomics Company Ltd., Class A	800	10,147
Biocon Ltd. (a)	8,363	36,905
Celltrion Inc.	1,790	251,993
Chongqing Zhifei Biological Products Company Ltd., Class A	1,500	32,608
CSL Ltd.	7,552	1,513,039
CureVac N.V. (a)	800	15,688
Genmab A/S (a)	1,030	374,144
Green Cross Corp.	80	13,274
Grifols S.A.	4,569	83,410
Hualan Biological Engineering Inc. A Shares	2,038	6,496
I-Mab ADR (a)	500	8,120
Imeik Technology Development Company Ltd. A Shares	100	7,434
Innovent Biologics Inc. (a)(d)	21,500	72,368
Prothena Corporation PLC (a)	1,717	62,791
Seegene Inc.	767	32,141
Shanghai RAAS Blood Products Company Ltd., Class A	5,500	5,180
Shenzhen Kangtai Biological Products Company Ltd., Class A	500	7,306
SK Bioscience Company Ltd. (a)	421	54,008
Walvax Biotechnology Company Ltd., Class A	1,400	12,038
Zai Lab Ltd. ADR (a)	1,400	61,572
		3,348,322
Brewers - 0.2%
AMBEV S.A.	84,100	272,549
Anheuser-Busch InBev S.A.	13,677	822,453
Asahi Group Holdings Ltd.	7,100	259,363
Budweiser Brewing Company APAC Ltd. (d)	26,400	69,730
Carlsberg A/S, Class B	1,564	193,112
China Resources Beer Holdings Company Ltd.	26,000	158,222
Chongqing Brewery Company Ltd., Class A (a)	600	10,060
Cia Cervecerias Unidas S.A.	2,774	20,759
Heineken Holding N.V.	1,783	140,422
Heineken N.V.	4,066	391,080
Kirin Holdings Company Ltd.	12,800	191,764
Tsingtao Brewery Company Ltd., Class H	10,924	85,897
Tsingtao Brewery Company Ltd., Class A	800	9,900
		2,625,311
Broadcasting - 0.0% *
Vivendi SE	12,037	158,167
Building Products - 0.2%
AGC Inc.	3,000	120,227
Allegion PLC	1,156	126,906
Assa Abloy AB, Class B	15,729	426,554
Beijing New Building Materials PLC, Class A	1,600	7,596
	Number of Shares	Fair Value
Caesarstone Ltd.	654	$6,880
China Lesso Group Holdings Ltd.	16,494	19,802
Cie de Saint-Gobain	7,946	475,525
Daikin Industries Ltd.	3,900	710,385
Geberit AG	563	348,498
Guangdong Kinlong Hardware Products Company Ltd., Class A	200	3,362
Kingspan Group PLC	2,406	236,539
Lixil Corp.	4,500	84,023
Nibe Industrier AB B Shares	22,248	248,805
ROCKWOOL International A/S, Class B	123	40,839
TOTO Ltd.	2,400	96,675
Trane Technologies PLC	2,913	444,815
Xinyi Glass Holdings Ltd.	32,000	76,744
Zhejiang Weixing New Building Materials Company Ltd., Class A	4,100	13,153
Zhuzhou Kibing Group Company Ltd., Class A	5,600	11,603
		3,498,931
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A.	3,840	25,491
Grupo Televisa SAB	43,300	101,530
Megacable Holdings SAB de C.V.	2,930	8,805
MultiChoice Group	5,902	53,206
Quebecor Inc., Class B	2,700	64,417
Shaw Communications Inc., Class B	7,100	220,552
		474,001
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	9,416	256,474
Crown Resorts Ltd. (a)	6,698	64,009
Entain PLC (a)	9,127	195,956
Evolution Gaming Group AB (d)	2,692	276,308
Flutter Entertainment PLC (a)	2,610	302,529
Galaxy Entertainment Group Ltd.	34,000	201,240
GAN Ltd. (a)	1,900	9,158
Genting Bhd	38,600	42,857
Genting Malaysia Bhd	58,800	41,496
Genting Singapore Ltd.	108,700	65,065
Kangwon Land Inc. (a)	2,021	46,095
La Francaise des Jeux SAEM (d)	1,703	67,953
Melco Resorts & Entertainment Ltd. ADR (a)	4,300	32,852
NEOGAMES S.A. (a)	496	7,653
OPAP S.A.	3,698	54,141
Sands China Ltd. (a)	37,200	88,519
Tabcorp Holdings Ltd.	34,440	137,698
		1,890,003
Coal & Consumable Fuels - 0.1%
Adaro Energy Tbk PT	303,800	56,900
Cameco Corp.	6,200	180,731
China Coal Energy Company Ltd., Class H	40,000	30,084
China Shenhua Energy Company Ltd. H Shares	57,990	184,638
China Shenhua Energy Company Ltd., Class A	10,200	47,690
Coal India Ltd.	28,964	69,682

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Exxaro Resources Ltd.	4,656	$70,398
Shaanxi Coal Industry Company Ltd., Class A	14,000	36,279
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	7,435
United Tractors Tbk PT	30,800	54,670
Uranium Energy Corp. (a)	12,147	55,755
Washington H Soul Pattinson & Company Ltd.	3,850	82,408
Yanzhou Coal Mining Company Ltd. H Shares	28,000	83,127
Yanzhou Coal Mining Company Ltd., Class A	2,300	13,891
		973,688
Commercial Printing - 0.0% *
Cimpress PLC (a)	836	53,161
Dai Nippon Printing Company Ltd.	3,400	79,953
Toppan Printing Company Ltd.	4,600	81,388
		214,502
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	2,530	47,350
Asahi Kasei Corp.	19,500	169,173
Barito Pacific Tbk PT	591,700	37,198
Berger Paints India Ltd.	4,676	43,089
Do-Fluoride New Materials Company Ltd., Class A	400	2,457
Formosa Chemicals & Fibre Corp.	61,000	167,425
Formosa Plastics Corp.	69,000	255,200
Guangzhou Tinci Materials Technology Company Ltd., Class A	930	13,645
Hanwha Solutions Corp. (a)	2,215	65,274
Hengli Petrochemical Company Ltd., Class A	8,500	27,702
Hengyi Petrochemical Company Ltd., Class A	4,700	6,278
Huafon Chemical Company Ltd., Class A	4,900	6,993
Hubei Xingfa Chemicals Group Company Ltd., Class A	600	3,125
Indorama Ventures PCL NVDR	30,600	42,603
Inner Mongolia Junzheng Energy & Chemical Industry Group Company Ltd., Class A	19,000	13,685
Inner Mongolia Yuan Xing Energy Company Ltd., Class A (a)	2,700	4,138
Jiangsu Eastern Shenghong Company Ltd., Class A	3,800	8,459
Kingfa Sci & Tech Company Ltd. A Shares	1,800	2,753
Kumho Petrochemical Company Ltd.	277	35,106
LB Group Company Ltd. A Shares	2,100	7,607
LG Chem Ltd.	818	357,439
Lotte Chemical Corp.	340	58,354
Mesaieed Petrochemical Holding Co.	79,620	63,622
Mitsui Chemicals Inc.	3,100	78,167
Nan Ya Plastics Corp.	92,000	297,815
National Industrialization Co. (a)	6,172	37,676
National Petrochemical Co.	2,261	27,860
	Number of Shares	Fair Value
Orbia Advance Corp. SAB de C.V.	21,400	$56,349
Orica Ltd.	7,017	83,784
Orion Engineered Carbons S.A.	2,893	46,201
Petronas Chemicals Group Bhd	42,500	97,033
PTT Global Chemical PCL NVDR	39,201	59,599
Rongsheng Petrochemical Company Ltd., Class A	12,450	27,908
Sahara International Petrochemical Co.	6,608	93,875
Satellite Chemical Company Ltd., Class A	1,800	11,138
Saudi Basic Industries Corp.	16,142	561,043
Saudi Industrial Investment Group	4,598	42,701
Saudi Kayan Petrochemical Co. (a)	13,832	82,680
Shenzhen Senior Technology Material Company Ltd., Class A	400	2,362
Sinoma Science & Technology Company Ltd., Class A	2,800	10,633
SK Chemicals Company Ltd.	269	29,929
SKC Company Ltd.	425	53,439
Skshu Paint Company Ltd., Class A	400	5,568
Suzhou TA&A Ultra Clean Technology Company Ltd., Class A	400	4,479
Tongkun Group Company Ltd. A Shares	3,400	9,309
Toray Industries Inc.	21,400	111,605
Tosoh Corp.	4,582	67,923
Tronox Holdings PLC, Class A	5,395	106,767
Yanbu National Petrochemical Co.	4,573	81,174
Yunnan Energy New Material Company Ltd., Class A	800	27,574
		3,553,266
Communications Equipment - 0.1%
Accton Technology Corp.	9,000	69,201
BYD Electronic International Company Ltd.	13,020	25,807
Nokia Oyj (a)	84,649	468,861
Shenzhen Sunway Communication Company Ltd., Class A	2,400	6,765
Telefonaktiebolaget LM Ericsson, Class B	45,790	421,118
Tianjin 712 Communication & Broadcasting Company Ltd., Class A	1,900	10,352
Yealink Network Technology Corporation Ltd., Class A	1,100	13,423
ZTE Corp. H Shares	10,000	20,261
ZTE Corp., Class A	4,400	16,458
		1,052,246
Computer & Electronics Retail - 0.0% *
GOME Retail Holdings Ltd. (a)	143,000	8,870
Hikari Tsushin Inc.	300	34,208
Suning.com Company Ltd. A Shares (a)	9,200	4,988
		48,066

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A.	3,566	$96,694
Bouygues S.A.	3,545	124,451
China Communications Services Corp. Ltd. H Shares	51,733	23,333
China Conch Venture Holdings Ltd.	30,000	87,477
China Energy Engineering Corporation Ltd. (a)	34,900	13,369
China National Chemical Engineering Company Ltd., Class A	7,200	10,870
China Railway Group Ltd. H Shares	76,000	42,340
China Railway Group Ltd. A Shares	19,600	18,574
China State Construction Engineering Corp. Ltd., Class A	56,700	48,391
China State Construction International Holdings Ltd.	30,000	39,792
Eiffage S.A.	1,287	132,852
Ferrovial S.A.	7,561	202,247
GS Engineering & Construction Corp.	1,353	51,380
Hyundai Engineering & Construction Company Ltd.	1,582	61,934
Kajima Corp.	6,900	84,203
Larsen & Toubro Ltd.	12,225	283,507
Metallurgical Corp. of China Ltd., Class A	20,200	11,906
Obayashi Corp.	9,900	72,882
Power Construction Corp. of China Ltd., Class A	16,300	18,619
Samsung Engineering Company Ltd. (a)	3,042	65,290
Shimizu Corp.	9,800	58,988
Sichuan Road & Bridge Company Ltd., Class A	8,600	14,078
Skanska AB, Class B	5,245	118,387
Taisei Corp.	3,200	92,659
Vinci S.A.	8,481	871,539
WSP Global Inc.	1,800	239,092
		2,884,854
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A.	4,879	114,824
China CSSC Holdings Ltd., Class A	4,900	13,286
CRRC Corporation Ltd., Class H	56,000	22,351
CRRC Corporation Ltd., Class A	47,300	40,135
Daimler Truck Holding AG (a)	6,395	178,391
Doosan Bobcat Inc.	1,098	34,895
Epiroc AB A Shares	10,270	221,620
Epiroc AB B Shares	6,572	119,710
Hino Motors Ltd.	5,687	33,345
Hitachi Construction Machinery Company Ltd.	1,700	44,181
Hyundai Heavy Industries Company Ltd. (a)	588	42,771
KION Group AG	1,216	80,607
Knorr-Bremse AG	1,110	85,581
Komatsu Ltd.	13,700	330,139
Samsung Heavy Industries Company Ltd. (a)	11,397	53,069
	Number of Shares	Fair Value
Sany Heavy Equipment International Holdings Company Ltd.	27,000	$27,968
Sany Heavy Industry Company Ltd. A Shares	9,000	24,693
Sinotruk Hong Kong Ltd.	12,500	18,989
Toyota Industries Corp.	2,300	159,116
Volvo AB B Shares	22,430	422,166
Volvo AB A Shares	3,511	67,850
Weichai Power Company Ltd., Class H	35,401	55,501
Weichai Power Company Ltd., Class A	7,800	16,307
XCMG Construction Machinery Company Ltd., Class A	9,300	7,519
Zoomlion Heavy Industry Science & Technology Company Ltd. H Shares	14,748	9,313
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A	8,700	9,067
		2,233,394
Construction Materials - 0.2%
ACC Ltd.	1,577	44,498
Ambuja Cements Ltd.	13,174	51,754
Anhui Conch Cement Company Ltd., Class H	20,581	105,287
Anhui Conch Cement Company Ltd. A Shares	6,269	38,840
Asia Cement Corp.	39,000	65,855
Cemex SAB de C.V. (a)	274,000	146,879
China Jushi Company Ltd. A Shares	4,114	9,822
China National Building Material Company Ltd. H Shares	75,243	92,574
China Resources Cement Holdings Ltd.	50,000	41,458
CRH PLC	12,142	487,087
Grasim Industries Ltd.	4,717	103,055
HeidelbergCement AG	2,304	131,333
Indocement Tunggal Prakarsa Tbk PT	18,100	13,532
James Hardie Industries PLC	6,948	209,165
LafargeHolcim Ltd.	8,215	401,201
POSCO Chemical Company Ltd.	599	58,890
Semen Indonesia Persero Tbk PT	38,500	17,768
Shree Cement Ltd.	190	59,933
Taiwan Cement Corp.	93,000	161,307
The Siam Cement PCL NVDR	13,763	158,064
UltraTech Cement Ltd.	1,805	156,438
		2,554,740
Consumer Electronics - 0.2%
Garmin Ltd.	1,948	231,052
LG Electronics Inc.	1,920	188,858
Panasonic Corp.	34,600	337,048
Sharp Corp.	4,300	40,259
Sony Group Corp.	19,900	2,053,382
TCL Technology Group Corp. A Shares	13,027	10,023
		2,860,622
Consumer Finance - 0.1%
360 Finance Inc.	1,800	27,702
Bajaj Finance Ltd.	4,876	463,065

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Cholamandalam Investment & Finance Company Ltd.	7,538	$70,988
Krungthai Card PCL NVDR	18,556	34,146
Lufax Holding Ltd. ADR (a)	10,900	60,713
Muangthai Capital PCL NVDR	13,200	20,757
Muthoot Finance Ltd.	2,397	41,912
SBI Cards & Payment Services Ltd.	4,807	53,710
Shriram Transport Finance Company Ltd.	3,532	52,448
Srisawad Corp. PCL NVDR	15,300	26,092
		851,533
Copper - 0.1%
Antofagasta PLC	6,102	132,893
First Quantum Minerals Ltd.	9,200	318,783
Jiangxi Copper Company Ltd., Class H	14,782	24,456
Jiangxi Copper Company Ltd., Class A	6,400	19,250
KGHM Polska Miedz S.A.	2,567	105,114
Lundin Mining Corp.	10,200	103,466
Southern Copper Corp.	2,390	181,401
Tongling Nonferrous Metals Group Company Ltd., Class A	27,500	15,988
		901,351
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(d)	312	621,552
Amadeus IT Group S.A. (a)	7,072	462,468
Computershare Ltd.	8,409	155,097
Edenred	3,881	193,005
EVERTEC Inc.	2,843	116,364
Fawry for Banking & Payment Technology Services S.A.E. (a)	14,097	7,619
GMO Payment Gateway Inc.	700	71,528
Nexi S.p.A. (a)(d)	8,043	93,351
Nuvei Corp. (a)(d)	1,000	75,257
Paysafe Ltd. (a)	4,400	14,916
StoneCo Ltd. A Shares (a)	3,000	35,100
TravelSky Technology Ltd., Class H	20,000	28,698
Worldline S.A. (a)(d)	3,704	161,684
		2,036,639
Department Stores - 0.0% *
Central Retail Corp. PCL NVDR	34,929	41,568
Lojas Renner S.A.	17,932	103,774
Lotte Shopping Company Ltd.	146	11,465
Next PLC	2,066	162,863
SACI Falabella	13,955	44,598
Trent Ltd.	3,260	54,561
Woolworths Holdings Ltd.	15,382	60,599
		479,428
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd., Class B	2,600	33,498
Anhui Gujing Distillery Company Ltd., Class A	400	10,743
Anhui Kouzi Distillery Company Ltd., Class A	1,300	10,998
Anhui Yingjia Distillery Company Ltd., Class A	1,400	11,869
Becle SAB de C.V.	11,900	29,210
	Number of Shares	Fair Value
Beijing Shunxin Agriculture Company Ltd., Class A	1,400	$5,122
Davide Campari-Milano N.V.	8,816	102,849
Diageo PLC	36,781	1,869,961
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	9,226
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A	1,900	40,288
JiuGui Liquor Company Ltd. A Shares	400	9,263
Kweichow Moutai Company Ltd. A Shares	1,400	376,865
Luzhou Laojiao Company Ltd. A Shares	1,300	37,776
Pernod Ricard S.A.	3,297	728,578
Remy Cointreau S.A.	388	80,479
Shanghai Bairun Investment Holding Group Company Ltd., Class A	700	3,949
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	1,440	57,525
Sichuan Swellfun Company Ltd. A Shares	600	7,753
Treasury Wine Estates Ltd.	12,260	106,277
United Spirits Ltd. (a)	5,433	63,342
Wuliangye Yibin Company Ltd. A Shares	4,300	104,314
		3,699,885
Diversified Banks - 3.0%
ABN AMRO Group N.V. (d)	7,182	92,243
Absa Group Ltd.	12,861	166,760
Abu Dhabi Commercial Bank PJSC	50,417	143,669
Abu Dhabi Islamic Bank PJSC	26,861	63,817
Agricultural Bank of China Ltd. H Shares	445,717	170,431
Agricultural Bank of China Ltd. A Shares	115,247	55,829
Akbank T.A.S.	61,635	30,383
Al Rajhi Bank	22,138	944,933
Alinma Bank	17,915	184,744
Alpha Services & Holdings S.A. (a)	42,926	53,003
AMMB Holdings Bhd (a)	32,400	28,553
Arab National Bank	10,567	77,919
Australia & New Zealand Banking Group Ltd.	44,409	913,207
Axis Bank Ltd. (a)	40,896	407,156
Banco Bilbao Vizcaya Argentaria S.A.	104,839	602,086
Banco Bradesco S.A.	22,970	88,314
Banco de Chile	853,898	91,446
Banco de Credito e Inversiones S.A.	927	33,390
Banco do Brasil S.A.	15,000	109,534
Banco Inter S.A.	6,685	29,824
Banco Santander Brasil S.A.	7,100	55,103
Banco Santander Chile	1,153,489	64,950
Banco Santander S.A.	273,133	934,005
Bancolombia S.A.	2,846	32,890
Bank AlBilad (a)	6,715	110,371
Bank Al-Jazira	7,879	55,009
Bank Central Asia Tbk PT	990,900	550,213
Bank Hapoalim BM	17,681	175,045
Bank Jago Tbk PT (a)	74,600	76,018
Bank Leumi Le-Israel BM	22,689	244,410
Bank Mandiri Persero Tbk PT	330,500	181,267

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Bank Negara Indonesia Persero Tbk PT	139,600	$79,759
Bank of Beijing Company Ltd., Class A	24,600	17,705
Bank of China Ltd. H Shares	1,401,868	559,559
Bank of China Ltd. A Shares	71,794	36,921
Bank of Communications Company Ltd. H Shares	136,127	97,479
Bank of Communications Company Ltd., Class A	71,500	57,400
Bank of Montreal	10,200	1,201,331
Bank of Shanghai Company Ltd., Class A	16,500	17,227
Bank of the Philippine Islands	31,920	61,440
Bank Polska Kasa Opieki S.A.	3,315	89,344
Bank Rakyat Indonesia Persero Tbk PT	1,221,109	394,399
Banque Saudi Fransi	10,683	152,291
Barclays PLC	263,505	511,965
BDO Unibank Inc.	30,810	78,701
BNP Paribas S.A.	17,723	1,018,634
BOC Hong Kong Holdings Ltd.	57,500	216,413
Boubyan Bank KSCP (a)	19,624	60,737
CaixaBank S.A.	69,108	235,762
Canadian Imperial Bank of Commerce	7,100	862,596
Capitec Bank Holdings Ltd.	1,452	231,246
Chang Hwa Commercial Bank Ltd.	83,770	55,830
China Bohai Bank Company Ltd. H Shares (d)	26,500	4,399
China CITIC Bank Corp. Ltd. H Shares	153,881	77,671
China Common Rich Renewable Energy Investments Ltd. (c)	64,000	—
China Construction Bank Corp. H Shares	1,736,000	1,300,691
China Construction Bank Corp., Class A	7,400	7,308
China Everbright Bank Company Ltd. H Shares	46,883	17,693
China Everbright Bank Company Ltd. A Shares	68,520	35,528
China Merchants Bank Company Ltd. H Shares	69,500	541,149
China Merchants Bank Company Ltd., Class A	24,300	178,105
China Minsheng Banking Corp. Ltd. H Shares	113,700	42,660
China Minsheng Banking Corporation Ltd., Class A	53,500	32,121
China Zheshang Bank Company Ltd., Class A	17,800	9,293
CIMB Group Holdings Bhd	117,430	148,756
Commercial International Bank Egypt S.A.E. (a)	16,486	41,540
Commerzbank AG (a)	15,402	117,716
Commonwealth Bank of Australia	26,930	2,128,311
Credicorp Ltd.	1,200	206,244
Credit Agricole S.A.	19,296	231,893
CTBC Financial Holding Company Ltd.	333,000	339,362
Danske Bank A/S	10,717	179,312
DBS Group Holdings Ltd.	28,510	748,129
DNB BANK ASA	14,571	331,690
Dubai Islamic Bank PJSC	52,957	88,685
E.Sun Financial Holding Company Ltd.	214,633	246,249
	Number of Shares	Fair Value
Emirates NBD Bank PJSC	45,559	$185,385
Erste Group Bank AG	5,336	195,711
Eurobank Ergasias Services & Holdings S.A., Class A (a)	51,038	60,055
FinecoBank Banca Fineco S.p.A.	9,447	144,141
First Abu Dhabi Bank PJSC	79,979	513,879
First Financial Holding Company Ltd.	181,454	179,439
Grupo Financiero Banorte SAB de C.V., Class O	46,800	350,965
Grupo Financiero Inbursa SAB de CV, Class O (a)	42,700	89,224
Hana Financial Group Inc.	5,328	211,911
Hang Seng Bank Ltd.	11,900	228,925
Hong Leong Bank Bhd	11,400	54,669
Hong Leong Financial Group Bhd	5,487	25,577
HSBC Holdings PLC	321,154	2,198,674
Hua Nan Financial Holdings Company Ltd.	151,930	128,517
Huaxia Bank Company Ltd., Class A	13,700	11,964
ICICI Bank Ltd.	92,471	881,986
Industrial & Commercial Bank of China Ltd. H Shares	1,004,505	615,963
Industrial & Commercial Bank of China Ltd., Class A	89,300	66,947
Industrial Bank Company Ltd. A Shares	24,200	78,342
Industrial Bank of Korea	4,617	41,029
ING Groep N.V.	61,414	644,929
Intesa Sanpaolo S.p.A.	259,701	597,833
Israel Discount Bank Ltd., Class A	17,951	111,635
Japan Post Bank Company Ltd.	7,200	57,995
KakaoBank Corp. (a)	1,729	73,025
KB Financial Group Inc.	7,095	355,558
KBC Group N.V.	3,904	281,729
Komercni banka A/S	1,492	58,061
Kotak Mahindra Bank Ltd.	9,989	229,414
Krung Thai Bank PCL NVDR	46,577	19,229
Kuwait Finance House KSCP	82,603	291,050
Lloyds Banking Group PLC	1,117,301	681,953
Malayan Banking Bhd	81,433	173,062
Masraf Al Rayan QSC	81,325	115,453
mBank S.A. (a)	271	22,788
Mediobanca Banca di Credito Finanziario S.p.A.	10,499	106,711
Mega Financial Holding Company Ltd.	194,276	290,093
Metropolitan Bank & Trust Co.	32,170	35,352
Mitsubishi UFJ Financial Group Inc.	188,500	1,168,648
Mizrahi Tefahot Bank Ltd.	2,398	93,642
Mizuho Financial Group Inc.	37,900	484,882
Moneta Money Bank A/S (d)	7,492	30,562
National Australia Bank Ltd.	51,590	1,246,421
National Bank of Canada	5,300	406,628
National Bank of Kuwait SAKP	128,257	463,754
National Commercial Bank	39,569	744,528
Natwest Group PLC	88,331	250,046
Nedbank Group Ltd.	8,125	129,064
Nordea Bank Abp	50,378	523,108
OTP Bank Nyrt (a)	4,033	147,210
Oversea-Chinese Banking Corporation Ltd.	53,230	483,608

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Ping An Bank Company Ltd. A Shares	23,400	$56,413
Postal Savings Bank of China Company Ltd. H Shares (d)	144,675	116,527
Postal Savings Bank of China Company Ltd., Class A	30,400	25,651
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	15,778	149,900
Public Bank Bhd	260,900	289,411
Qatar International Islamic Bank QSC	14,664	44,550
Qatar Islamic Bank SAQ	20,200	132,235
Qatar National Bank QPSC	80,929	511,441
Raiffeisen Bank International AG	2,602	37,154
RHB Bank Bhd	35,335	50,087
Riyad Bank	24,266	242,140
Royal Bank of Canada	22,512	2,480,727
Santander Bank Polska S.A.	640	46,661
Sberbank of Russia PJSC ADR **	34,890	—
Sberbank of Russia PJSC **	52,600	—
Shanghai Pudong Development Bank Company Ltd., Class A	38,500	48,408
Shinhan Financial Group Company Ltd.	7,763	263,699
SinoPac Financial Holdings Company Ltd.	182,633	116,804
Skandinaviska Enskilda Banken AB, Class A	25,446	277,543
Societe Generale S.A.	12,690	342,153
Standard Bank Group Ltd.	23,032	286,148
Standard Chartered PLC	40,916	272,221
State Bank of India	32,051	207,077
Sumitomo Mitsui Financial Group Inc.	20,600	652,677
Sumitomo Mitsui Trust Holdings Inc.	5,300	173,005
Svenska Handelsbanken AB, Class A	22,746	211,022
Swedbank AB A Shares	14,118	212,739
Taishin Financial Holding Company Ltd	184,950	131,569
Taiwan Cooperative Financial Holding Company Ltd.	170,231	174,718
TCS Group Holding PLC GDR **	1,671	—
TCS Group Holding PLC **	500	—
The Bank of Nova Scotia	19,200	1,377,303
The Bank of NT Butterfield & Son Ltd.	2,364	84,820
The Commercial Bank PQSC	36,345	74,551
The Saudi British Bank	14,850	156,858
The Shanghai Commercial & Savings Bank Ltd.	64,000	111,536
The Siam Commercial Bank PCL NVDR	16,398	55,918
The Toronto-Dominion Bank	28,800	2,287,076
Turkiye Garanti Bankasi A/S	42,774	35,578
Turkiye Is Bankasi A/S C Shares	39,446	23,723
UniCredit S.p.A.	33,137	359,542
United Overseas Bank Ltd.	18,500	433,503
VTB Bank PJSC GDR **	21,532	—
VTB Bank PJSC **	27,200,000	—
Westpac Banking Corp.	57,814	1,048,199
Woori Financial Group Inc.	9,053	113,468
	Number of Shares	Fair Value
Yes Bank Ltd. (a)	210,763	$34,038
		50,187,833
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A.	21,208	116,217
Credit Suisse Group AG	41,518	328,184
Deutsche Bank AG (a)	32,390	410,286
Macquarie Group Ltd.	5,335	809,690
Mirae Asset Daewoo Company Ltd.	6,022	42,274
UBS Group AG	55,417	1,087,392
		2,794,043
Diversified Chemicals - 0.1%
Arkema S.A.	944	113,499
BASF SE	14,466	830,213
LANXESS AG	1,449	63,976
Mitsubishi Chemical Holdings Corp.	19,800	132,081
Mitsubishi Gas Chemical Companies Inc.	2,837	48,169
Ningxia Baofeng Energy Group Company Ltd., Class A	7,200	16,766
Nissan Chemical Corp.	1,900	111,785
Pidilite Industries Ltd.	2,728	88,111
Sasol Ltd. (a)	10,180	246,112
Solvay S.A.	1,142	113,202
SRF Ltd.	2,696	94,589
Sumitomo Chemical Company Ltd.	25,200	115,733
		1,974,236
Diversified Metals & Mining - 0.6%
African Rainbow Minerals Ltd.	1,464	28,669
Anglo American PLC	20,166	1,050,266
BHP Billiton Ltd.	44,623	1,726,195
BHP Group Ltd.	35,313	1,372,529
Boliden AB	4,265	217,065
China Minmetals Rare Earth Company Ltd., Class A	500	2,281
China Molybdenum Company Ltd. H Shares	60,000	30,853
China Molybdenum Company Ltd. A Shares	22,300	18,148
China Northern Rare Earth Group High-Tech Company Ltd., Class A	3,700	22,380
Ganfeng Lithium Company Ltd. A Shares	1,100	21,579
Ganfeng Lithium Company Ltd. H Shares (d)	5,000	70,361
GEM Company Ltd. A Shares	7,800	10,223
Glencore PLC	156,302	1,019,334
Grupo Mexico SAB de C.V., Class B	56,242	335,613
Ivanhoe Mines Ltd., Class A (a)	9,200	85,883
Korea Zinc Company Ltd.	155	74,610
Merdeka Copper Gold Tbk PT (a)	215,200	67,606
Mineral Resources Ltd.	2,611	103,291
MMC Norilsk Nickel PJSC ADR **	8,131	—
MMC Norilsk Nickel PJSC **	305	—
MMG Ltd. (a)	36,000	14,306
Rio Tinto Ltd.	5,838	523,766
Rio Tinto PLC	17,718	1,419,729
Saudi Arabian Mining Co. (a)	7,856	278,919

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Shenghe Resources Holding Company Ltd., Class A	4,000	$10,605
South32 Ltd.	73,031	278,594
Sumitomo Metal Mining Company Ltd.	3,900	198,182
Teck Resources Ltd., Class B (a)	7,400	299,069
Tibet Summit Resources Company Ltd., Class A	500	2,063
Vedanta Ltd.	20,210	106,729
Youngy Company Ltd., Class A (a)	200	3,565
Zhejiang Huayou Cobalt Company Ltd., Class A	1,100	16,789
		9,409,202
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	71,169	95,271
Ayala Land Inc.	143,700	97,026
Barwa Real Estate Co.	40,796	39,080
City Developments Ltd.	6,000	34,736
Daito Trust Construction Company Ltd.	1,000	106,464
Daiwa House Industry Company Ltd.	8,900	232,709
DLF Ltd.	10,985	54,739
ESR Cayman Ltd. (a)(d)	33,800	104,768
Lendlease Corporation Ltd.	10,536	88,138
Mitsubishi Estate Company Ltd.	18,500	276,302
Mitsui Fudosan Company Ltd.	14,400	309,120
New World Development Company Ltd.	26,000	105,511
Nomura Real Estate Holdings Inc.	1,896	45,544
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd., Class B	21,200	19,843
Sumitomo Realty & Development Company Ltd.	4,800	133,241
Sun Hung Kai Properties Ltd.	20,500	243,957
Swire Pacific Ltd., Class A	9,000	54,743
The Wharf Holdings Ltd.	25,000	76,166
UOL Group Ltd.	8,500	44,076
		2,161,434
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	38	102,756
Fibra Uno Administracion S.A. de C.V.	55,300	64,612
Gecina S.A.	780	98,871
Growthpoint Properties Ltd.	67,155	67,649
Land Securities Group PLC	10,843	111,501
Mirvac Group	60,809	113,155
Nomura Real Estate Master Fund Inc.	72	95,464
Stockland	40,308	128,188
The British Land Company PLC	14,943	103,699
The GPT Group	32,372	125,311
		1,011,206
Diversified Support Services - 0.0% *
Brambles Ltd.	22,309	165,215
Indian Railway Catering & Tourism Corporation Ltd.	4,415	44,722
Ritchie Bros Auctioneers Inc.	1,900	112,322
		322,259
	Number of Shares	Fair Value
Drug Retail - 0.0% *
Clicks Group Ltd.	4,372	$92,467
Cosmos Pharmaceutical Corp.	300	36,469
Raia Drogasil S.A.	19,600	98,743
Tsuruha Holdings Inc.	700	44,582
Welcia Holdings Company Ltd.	1,344	33,169
		305,430
Education Services - 0.0% *
China Education Group Holdings Ltd.	15,000	12,910
IDP Education Ltd.	3,656	85,868
New Oriental Education & Technology Group Inc. ADR (a)	32,100	36,915
TAL Education Group ADR (a)	6,100	18,361
		154,054
Electric Utilities - 0.4%
Adani Transmission Ltd. (a)	4,967	154,209
Centrais Eletricas Brasileiras S.A.	6,500	51,951
CEZ A/S	2,879	121,381
Chubu Electric Power Company Inc.	10,900	113,153
CK Infrastructure Holdings Ltd.	11,500	76,894
CLP Holdings Ltd.	25,500	248,172
EDP - Energias de Portugal S.A.	43,285	214,276
Electricite de France S.A.	8,014	75,656
Elia Group S.A.	547	83,939
Emera Inc.	4,000	198,455
Endesa S.A.	5,370	117,763
Enel Americas S.A.	348,937	42,089
Enel Chile S.A.	675,613	20,176
Enel S.p.A.	128,105	860,274
Energisa S.A.	3,800	39,032
Equatorial Energia S.A.	17,943	102,743
Fortis Inc.	7,404	366,510
Fortum Oyj	6,863	126,161
HK Electric Investments & HK Electric Investments Ltd.	48,369	47,249
Hydro One Ltd. (d)	5,098	137,465
Iberdrola S.A.	91,795	1,009,122
Inter RAO UES PJSC (a)**	467,243	—
Interconexion Electrica S.A. ESP	5,883	38,084
Korea Electric Power Corp. (a)	4,430	82,535
Manila Electric Co.	2,420	17,445
Mercury NZ Ltd.	10,098	41,603
Origin Energy Ltd.	27,228	127,188
Orsted A/S (d)	2,968	373,662
PGE Polska Grupa Energetyczna S.A. (a)	17,298	37,566
Power Assets Holdings Ltd.	21,500	140,151
Power Grid Corporation of India Ltd.	55,980	159,595
Public Power Corp. S.A. (a)	3,647	30,710
Red Electrica Corporacion S.A.	6,702	138,395
Saudi Electricity Co.	14,538	102,174
SSE PLC	16,716	382,817
Tenaga Nasional Bhd	39,300	84,119
Terna Rete Elettrica Nazionale S.p.A.	21,892	189,080

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
The Kansai Electric Power Company Inc.	11,900	$112,425
The Tata Power Company Ltd.	26,225	81,968
Tokyo Electric Power Company Holdings Inc. (a)	23,300	77,144
Verbund AG	1,150	122,148
		6,545,479
Electrical Components & Equipment - 0.3%
ABB Ltd.	25,874	842,837
Ballard Power Systems Inc. (a)	3,500	40,771
Contemporary Amperex Technology Company Ltd., Class A	2,600	207,888
Ecopro BM Company Ltd.	210	67,865
Eve Energy Company Ltd. A Shares	2,500	31,316
Fuji Electric Company Ltd.	1,900	94,982
Ginlong Technologies Company Ltd., Class A	200	6,556
Gotion High-tech Company Ltd. A Shares (a)	1,800	9,661
Havells India Ltd.	4,534	68,636
Hongfa Technology Company Ltd., Class A	1,500	11,110
Jiangsu Zhongtian Technology Company Ltd., Class A	5,900	15,703
Legrand S.A.	4,196	401,249
LG Energy Solution (a)	378	137,846
Nidec Corp.	7,000	554,544
nVent Electric plc	1,800	62,604
Prysmian S.p.A.	3,942	134,550
Schneider Electric SE	8,525	1,439,546
Sungrow Power Supply Company Ltd. A Shares	1,300	21,787
Sunwoda Electronic Company Ltd., Class A	800	3,419
Suzhou Maxwell Technologies Company Ltd., Class A	100	8,228
TBEA Company Ltd., Class A	4,200	13,376
Voltronic Power Technology Corp.	1,000	50,466
WEG S.A.	30,346	222,680
Zhejiang Chint Electrics Company Ltd., Class A	1,800	11,139
Zhuzhou CRRC Times Electric Company Ltd. H Shares	10,600	41,051
		4,499,810
Electronic Components - 0.3%
AU Optronics Corp.	149,000	101,626
Avary Holding Shenzhen Company Ltd., Class A	2,600	11,745
Beijing Yuanliu Hongyuan Electronic Technology Company Ltd., Class A	500	10,071
BOE Technology Group Company Ltd., Class A	36,100	24,387
Chaozhou Three-Circle Group Company Ltd., Class A	2,200	9,658
China Zhenhua Group Science & Technology Company Ltd., Class A	200	3,555
Delta Electronics Inc.	35,000	324,510
Delta Electronics Thailand PCL NVDR	5,582	64,605
E Ink Holdings Inc.	20,000	127,176
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A	800	8,057
Hamamatsu Photonics KK	2,200	117,200
	Number of Shares	Fair Value
Hirose Electric Company Ltd.	474	$68,915
Ibiden Company Ltd.	1,800	88,017
Iljin Materials Company Ltd.	427	33,652
Innolux Corp.	172,000	99,616
Kingboard Holdings Ltd.	12,500	60,304
Kingboard Laminates Holdings Ltd.	13,549	22,085
Kyocera Corp.	5,000	280,638
L&F Company Ltd. (a)	410	75,449
Largan Precision Company Ltd.	2,000	130,739
Lens Technology Company Ltd. A Shares	4,960	9,071
LG Display Company Ltd.	4,417	74,458
LG Innotek Company Ltd.	260	82,093
Lingyi iTech Guangdong Co., Class A (a)	8,000	6,371
Luxshare Precision Industry Company Ltd., Class A	8,300	41,125
Maxscend Microelectronics Company Ltd., Class A	380	12,474
Murata Manufacturing Company Ltd.	9,000	594,638
Nan Ya Printed Circuit Board Corp.	4,000	71,801
Omron Corp.	2,897	193,371
Samsung Electro-Mechanics Company Ltd.	1,018	137,069
Samsung SDI Company Ltd.	993	483,283
Shengyi Technology Company Ltd., Class A	5,400	13,636
Shennan Circuits Company Ltd., Class A	800	11,356
Sunny Optical Technology Group Company Ltd.	12,900	204,919
Suzhou Dongshan Precision Manufacturing Company Ltd., Class A	4,000	11,684
TDK Corp.	6,100	220,732
Unimicron Technology Corp.	22,000	187,516
Xiamen Faratronic Company Ltd., Class A	500	15,750
Yageo Corp.	8,000	119,417
Zhen Ding Technology Holding Ltd.	10,665	39,711
		4,192,480
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	2,100	69,908
Halma PLC	5,913	193,898
Hexagon AB B Shares	30,544	431,757
Keyence Corp.	3,100	1,441,800
Shimadzu Corp.	3,700	127,643
Westone Information Industry Inc., Class A	400	2,843
Wuhan Guide Infrared Company Ltd., Class A	2,500	6,688
Yokogawa Electric Corp.	4,100	70,068
Zhejiang Dahua Technology Company Ltd., Class A	2,800	7,259
		2,351,864
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc.	15,500	36,844
Fabrinet (a)	1,701	178,826
Foxconn Industrial Internet Company Ltd., Class A	8,600	13,716
Foxconn Technology Company Ltd.	19,000	41,369

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
GoerTek Inc. A Shares	4,348	$23,389
Hon Hai Precision Industry Company Ltd.	225,000	826,162
Inari Amertron Bhd	55,900	40,438
Venture Corporation Ltd.	4,900	63,240
Wingtech Technology Company Ltd. A Shares	1,200	15,251
		1,239,235
Environmental & Facilities Services - 0.0% *
China Everbright International Ltd.	73,000	43,826
GFL Environmental Inc.	2,700	87,892
Rentokil Initial PLC	28,957	199,925
Zhejiang Weiming Environment Protection Company Ltd., Class A	3,000	13,739
		345,382
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd	10,938	130,020
Nutrien Ltd.	9,000	931,092
PhosAgro PJSC GDR **	1,969	—
PI Industries Ltd.	1,642	60,808
SABIC Agri-Nutrients Co.	3,891	187,743
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	12,612
UPL Ltd.	8,887	89,814
Yara International ASA	2,559	128,848
		1,540,937
Financial Exchanges & Data - 0.2%
ASX Ltd.	3,014	183,991
B3 S.A. - Brasil Bolsa Balcao	111,100	367,298
Deutsche Boerse AG	2,985	540,441
East Money Information Company Ltd., Class A	12,920	51,136
Euronext N.V. (d)	1,323	120,887
Hithink RoyalFlush Information Network Company Ltd., Class A	500	7,497
Hong Kong Exchanges & Clearing Ltd.	19,000	890,809
Japan Exchange Group Inc.	7,900	147,128
London Stock Exchange Group PLC	5,173	540,675
Moscow Exchange MICEX-RTS PJSC (a)**	17,461	—
Singapore Exchange Ltd.	12,336	90,537
TMX Group Ltd.	900	92,648
		3,033,047
Food Distributors - 0.0% *
Bid Corporation Ltd.	5,960	129,711
The SPAR Group Ltd.	3,975	46,166
		175,877
Food Retail - 0.3%
Alimentation Couche-Tard Inc.	13,400	604,210
Avenue Supermarts Ltd. (a)(d)	2,926	153,876
BGF retail Company Ltd.	77	11,060
BIM Birlesik Magazalar A/S	8,123	46,879
CP ALL PCL NVDR	104,655	203,891
Dino Polska S.A. (a)(d)	893	72,668
Empire Company Ltd.	2,900	102,947
Endeavour Group Ltd.	22,732	124,095
	Number of Shares	Fair Value
Etablissements Franz Colruyt N.V.	774	$32,225
George Weston Ltd.	1,169	144,084
HelloFresh SE (a)	2,543	114,800
J Sainsbury PLC	29,640	98,326
Jeronimo Martins SGPS S.A.	4,802	115,866
Kesko Oyj, Class B	4,210	116,911
Kobe Bussan Company Ltd.	2,400	74,081
Koninklijke Ahold Delhaize N.V.	16,439	531,828
Lawson Inc.	900	34,556
Loblaw Companies Ltd.	2,619	235,218
Magnit PJSC GDR **	4,801	—
Magnit PJSC **	322	—
Metro Inc.	3,776	217,542
Ocado Group PLC (a)	7,548	115,518
President Chain Store Corp.	10,000	91,720
Seven & I Holdings Company Ltd.	11,900	569,065
Shoprite Holdings Ltd.	8,957	144,571
Tesco plc	120,758	438,179
Woolworths Group Ltd.	19,050	530,792
X5 Retail Group N.V. GDR **	2,502	—
		4,924,908
Footwear - 0.0% *
Feng TAY Enterprise Company Ltd.	8,000	53,199
Pou Chen Corp.	48,000	52,548
Puma SE	1,631	139,506
		245,253
Forest Products - 0.0% *
Chengxin Lithium Group Company Ltd., Class A (a)	500	3,961
Svenska Cellulosa AB SCA B Shares	9,405	184,250
West Fraser Timber Company Ltd.	1,498	123,361
		311,572
Gas Utilities - 0.1%
Adani Gas Ltd.	4,959	140,691
AltaGas Ltd.	4,800	107,602
APA Group	18,281	145,809
Beijing Enterprises Holdings Ltd.	11,000	34,723
Brookfield Infrastructure Corp., Class A	2,883	217,494
China Gas Holdings Ltd.	55,400	70,629
China Resources Gas Group Ltd.	16,000	67,358
Enagas S.A.	4,234	94,565
ENN Energy Holdings Ltd.	14,300	213,636
GAIL India Ltd.	26,486	54,165
Hong Kong & China Gas Company Ltd.	175,650	212,223
Indraprastha Gas Ltd.	5,914	29,018
Kunlun Energy Company Ltd.	70,000	60,511
Naturgy Energy Group S.A.	3,303	99,529
Osaka Gas Company Ltd.	5,800	99,689
Petronas Gas Bhd	14,649	57,984
Snam S.p.A.	31,364	181,908
Tokyo Gas Company Ltd.	5,800	106,501
		1,994,035

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	900	$136,011
Dollarama Inc.	4,500	255,434
Don Quijote Holdings Company Ltd.	7,000	112,340
Magazine Luiza S.A.	55,024	78,970
Ryohin Keikaku Company Ltd.	4,500	52,354
Wesfarmers Ltd.	17,844	671,959
		1,307,068
Gold - 0.2%
Agnico Eagle Mines Ltd.	7,255	444,344
Aneka Tambang Tbk	206,000	34,887
AngloGold Ashanti Ltd.	7,554	179,242
Barrick Gold Corp.	28,000	687,306
Cia de Minas Buenaventura S.A.A. ADR (a)	4,400	44,308
Evolution Mining Ltd.	31,306	103,692
Franco-Nevada Corp.	3,011	479,571
Gold Fields Ltd.	16,073	248,900
Harmony Gold Mining Company Ltd.	10,624	53,281
Kinross Gold Corp.	19,300	113,416
Newcrest Mining Ltd.	13,938	282,648
Northern Star Resources Ltd.	17,149	138,843
Novagold Resources Inc. (a)	11,166	86,313
Polymetal International PLC **	1,670	—
Polyus PJSC GDR **	977	—
Polyus PJSC (a)**	122	—
Shandong Gold Mining Company Ltd., Class A	3,000	10,180
Shandong Gold Mining Company Ltd. H Shares (d)	13,750	27,466
Wheaton Precious Metals Corp.	7,064	336,219
Zijin Mining Group Company Ltd., Class H	95,119	144,279
Zijin Mining Group Company Ltd. A Shares	34,300	60,730
		3,475,625
Healthcare Distributors - 0.0% *
Amplifon S.p.A.	2,115	94,672
Celltrion Healthcare Company Ltd.	1,580	84,163
Huadong Medicine Company Ltd. A Shares	1,700	8,906
Medipal Holdings Corp.	3,305	54,545
Shanghai Pharmaceuticals Holding Company Ltd., Class H	9,000	17,285
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	16,205
Sinopharm Group Company Ltd. H Shares	25,600	58,127
		333,903
Healthcare Equipment - 0.3%
Ambu A/S, Class B	3,002	44,449
BioMerieux	724	77,720
Carl Zeiss Meditec AG	679	110,004
Cochlear Ltd.	1,023	171,406
DiaSorin S.p.A.	449	70,537
Fisher & Paykel Healthcare Corporation Ltd.	8,975	151,145
Getinge AB, Class B	3,540	142,286
GN Store Nord AS	2,102	103,630
	Number of Shares	Fair Value
Inmode Ltd. (a)	700	$25,837
Jafron Biomedical Company Ltd. A Shares	600	4,274
Jiangsu Yuyue Medical Equipment & Supply Company Ltd., Class A	2,100	9,167
Koninklijke Philips N.V.	14,410	441,956
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	7,267
LivaNova PLC (a)	2,459	201,220
Medtronic PLC	16,632	1,845,320
Microport Scientific Corp.	13,707	30,503
Novocure Ltd. (a)	1,100	91,135
Olympus Corp.	17,300	328,866
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	1,400	67,589
Siemens Healthineers AG (d)	4,411	274,935
Smith & Nephew PLC	13,728	218,841
Sonova Holding AG	841	352,768
Straumann Holding AG	162	259,731
Sysmex Corp.	2,600	188,878
Terumo Corp.	10,100	306,530
Venus MedTech Hangzhou Inc. H Shares (a)(d)	2,500	5,102
William Demant Holding A/S (a)	1,886	85,846
		5,616,942
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Company Ltd., Class A	4,549	22,474
Apollo Hospitals Enterprise Ltd.	1,820	108,012
Bangkok Dusit Medical Services PCL NVDR	168,263	126,185
Bumrungrad Hospital PCL NVDR	9,964	46,750
Dr Sulaiman Al Habib Medical Services Group Co.	1,076	54,397
Hygeia Healthcare Holdings Company Ltd. (d)	6,600	25,325
IHH Healthcare Bhd	33,000	48,508
Mouwasat Medical Services Co.	960	54,250
Orpea S.A.	905	39,498
Ramsay Health Care Ltd.	2,834	137,738
Rede D'Or Sao Luiz SA (d)	7,200	75,607
Ryman Healthcare Ltd.	6,309	40,983
		779,727
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA	3,196	215,406
Fresenius SE & Company KGaA	6,532	241,219
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	5,785
Jinxin Fertility Group Ltd. (a)(d)	16,500	12,521
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	4,163
Sonic Healthcare Ltd.	7,091	187,881
Topchoice Medical Corp., Class A (a)	300	6,726
		673,701

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Healthcare Supplies - 0.1%
Alcon Inc.	7,862	$625,446
Asahi Intecc Company Ltd.	3,800	74,356
Autobio Diagnostics Company Ltd. A Shares	631	4,775
Coloplast A/S, Class B	1,860	283,308
Hartalega Holdings Bhd	30,800	35,527
Hoya Corp.	5,800	662,943
Intco Medical Technology Company Ltd., Class A	600	4,370
Ovctek China Inc., Class A	600	3,432
Quotient Ltd. (a)	4,900	5,880
SD Biosensor Inc.	657	30,247
Shandong Weigao Group Medical Polymer Company Ltd., Class H	46,800	49,719
Sri Trang Gloves Thailand PCL NVDR	25,019	18,999
Top Glove Corporation Bhd	96,500	44,065
		1,843,067
Healthcare Technology - 0.0% *
M3 Inc.	6,900	249,950
Winning Health Technology Group Company Ltd., Class A	4,200	6,176
		256,126
Heavy Electrical Equipment - 0.1%
Dongfang Electric Corporation Ltd., Class A	5,400	11,454
Doosan Heavy Industries & Construction Company Ltd. (a)	6,792	113,054
Ming Yang Smart Energy Group Ltd., Class A	600	2,082
Mitsubishi Electric Corp.	28,600	328,995
NARI Technology Company Ltd. A Shares	6,780	33,384
Shanghai Electric Group Company Ltd., Class A	15,400	9,767
Siemens Energy AG (a)	6,193	141,710
Siemens Gamesa Renewable Energy S.A. (a)	4,051	71,463
Titan Wind Energy Suzhou Company Ltd., Class A	900	1,866
Vestas Wind Systems A/S	15,875	468,389
Xinjiang Goldwind Science & Technology Company Ltd. H Shares	16,000	23,967
Xinjiang Goldwind Science & Technology Company Ltd., Class A	2,800	5,752
		1,211,883
Highways & Railtracks - 0.1%
Atlantia S.p.A. (a)	7,671	160,422
Bangkok Expressway & Metro PCL NVDR	145,500	37,954
CCR S.A.	23,900	68,904
Getlink	7,447	134,894
Jiangsu Expressway Company Ltd., Class H	28,000	29,249
Promotora y Operadora de Infraestructura SAB de C.V.	4,800	37,929
Shenzhen International Holdings Ltd.	15,725	16,544
Taiwan High Speed Rail Corp.	34,000	34,158
Transurban Group	48,223	488,968
	Number of Shares	Fair Value
Zhejiang Expressway Company Ltd., Class H	34,000	$28,567
		1,037,589
Home Building - 0.1%
Barratt Developments PLC	15,784	107,700
Berkeley Group Holdings PLC	1,901	92,936
Iida Group Holdings Company Ltd.	2,638	45,618
Open House Company Ltd.	1,300	57,702
Persimmon PLC	4,956	139,290
Sekisui Chemical Company Ltd.	6,400	91,981
Sekisui House Ltd.	9,558	185,438
Taylor Wimpey PLC	56,085	95,726
		816,391
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,200	151,429
Home Furnishings - 0.0% *
Jason Furniture Hangzhou Company Ltd., Class A	1,300	12,508
Nien Made Enterprise Company Ltd.	3,000	34,927
Oppein Home Group Inc., Class A	500	9,190
		56,625
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	114,200	54,372
Kingfisher PLC	32,217	107,775
		162,147
Hotels, Resorts & Cruise Lines - 0.1% *
Accor S.A. (a)	2,963	96,018
Asset World Corp. PCL NVDR (a)	101,200	15,445
Huazhu Group Ltd. ADR	3,300	108,867
InterContinental Hotels Group PLC	2,851	193,267
Minor International PCL NVDR (a)	59,134	59,216
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	7,006
Tongcheng-Elong Holdings Ltd. (a)	20,000	35,250
Trip.com Group Ltd. ADR (a)	9,200	212,704
Whitbread PLC (a)	3,111	116,098
		843,871
Household Appliances - 0.0% *
Beijing Roborock Technology Company Ltd. A Shares	64	5,575
Coway Company Ltd.	1,040	58,621
Ecovacs Robotics Company Ltd. A Shares	400	6,822
Electrolux AB, Class B	3,938	60,122
Gree Electric Appliances Inc. of Zhuhai, Class A	3,200	16,209
Haier Smart Home Company Ltd. A Shares	6,300	22,755
Haier Smart Home Company Ltd. H Shares	41,400	132,408
Hang Zhou Great Star Industrial Company Ltd., Class A (a)	1,800	4,653
Rinnai Corp.	562	42,166

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
SEB S.A.	489	$68,591
		417,922
Household Products - 0.1%
Essity AB, Class B	9,503	226,259
Henkel AG & Company KGaA	1,603	106,418
Kimberly-Clark de Mexico SAB de C.V., Class A	32,100	45,038
Lion Corp.	4,000	44,715
Reckitt Benckiser Group PLC	11,253	860,406
Unicharm Corp.	6,300	227,014
Unilever Indonesia Tbk PT	155,800	39,622
Vinda International Holdings Ltd.	8,000	18,101
		1,567,573
Human Resource & Employment Services - 0.1%
51job Inc. ADR (a)	400	23,420
Adecco Group AG	2,461	112,096
Benefit One Inc.	1,100	23,156
Persol Holdings Company Ltd.	3,000	67,421
Randstad N.V.	1,842	111,446
Recruit Holdings Company Ltd.	21,400	932,562
		1,270,101
Hypermarkets & Super Centers - 0.1%
Abdullah Al Othaim Markets Co.	496	15,469
Aeon Company Ltd.	10,175	217,609
Atacadao S.A.	10,900	51,656
Berli Jucker PCL NVDR	24,400	26,386
Carrefour S.A.	9,666	211,569
Cencosud S.A.	27,464	54,096
Coles Group Ltd.	20,871	279,938
E-MART Inc.	397	45,850
Sun Art Retail Group Ltd.	36,000	13,016
Wal-Mart de Mexico SAB de C.V.	94,186	386,908
		1,302,497
Independent Power Producers & Energy Traders - 0.0% *
AC Energy Corp.	70,200	11,803
B Grimm Power PCL NVDR	8,800	9,294
CGN Power Company Ltd. H Shares (d)	204,000	53,132
China National Nuclear Power Company Ltd., Class A	11,500	14,608
China Power International Development Ltd.	99,000	52,097
China Resources Power Holdings Company Ltd.	36,000	67,013
Electricity Generating PCL NVDR	5,600	28,548
GD Power Development Company Ltd., Class A	34,300	13,538
Global Power Synergy PCL NVDR	15,100	32,663
Gulf Energy Development PCL NVDR	52,878	81,104
Huaneng Power International Inc., Class H	76,000	32,243
Huaneng Power International Inc., Class A	7,700	8,316
NTPC Ltd.	84,861	150,500
Ratch Group PCL NVDR	17,100	22,629
SDIC Power Holdings Company Ltd., Class A	7,400	10,859
	Number of Shares	Fair Value
Shenzhen Energy Group Company Ltd., Class A	5,900	$5,953
Uniper SE	1,615	41,964
		636,264
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc.	35,290	40,579
Alfa SAB de C.V., Class A	51,700	39,173
Ayala Corp.	4,890	77,710
China Baoan Group Company Ltd., Class A	1,200	2,098
CITIC Ltd.	103,000	113,965
CJ Corp.	187	12,935
CK Hutchison Holdings Ltd.	42,000	307,196
DCC PLC	1,522	118,124
Far Eastern New Century Corp.	58,000	61,292
Fosun International Ltd.	50,000	54,055
Grupo Carso SAB de C.V., Class A	7,900	29,477
GT Capital Holdings Inc.	1,070	11,379
HAP Seng Consolidated Bhd	11,200	19,924
Hitachi Ltd.	15,200	762,959
Industries Qatar QSC	26,975	140,600
Investment AB Latour B Shares	2,582	82,701
Jardine Matheson Holdings Ltd.	3,400	187,000
JG Summit Holdings Inc.	53,240	63,053
Keppel Corporation Ltd.	22,400	105,778
KOC Holding A/S	13,536	36,600
LG Corp.	1,522	95,579
Lifco AB	3,950	101,166
Melrose Industries PLC	67,319	109,450
Samsung C&T Corp.	1,486	138,748
Siemens AG	12,069	1,680,830
Siemens Ltd.	1,465	45,544
Sime Darby Bhd	59,358	33,809
SK Inc.	744	147,437
SM Investments Corp.	4,240	74,484
Smiths Group PLC	6,107	115,967
The Bidvest Group Ltd.	5,700	87,260
Toshiba Corp.	6,100	232,457
Turkiye Sise ve Cam Fabrikalari AS	28,442	29,493
		5,158,822
Industrial Gases - 0.1%
Air Liquide S.A.	7,472	1,314,743
Taiyo Nippon Sanso Corp.	2,700	51,491
		1,366,234
Industrial Machinery - 0.3%
Airtac International Group	2,364	76,005
Alfa Laval AB	4,884	169,493
Atlas Copco AB A Shares	10,557	552,851
Atlas Copco AB B Shares	6,103	279,233
Daifuku Company Ltd.	1,600	114,506
FANUC Corp.	3,000	528,113
GEA Group AG	2,585	106,565
Haitian International Holdings Ltd.	9,655	24,903
Hiwin Technologies Corp.	5,090	42,247
Hoshizaki Corp.	900	61,926
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	7,343
Kone Oyj B Shares	5,321	280,059

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Kornit Digital Ltd. (a)	800	$66,152
Kurita Water Industries Ltd.	1,707	63,196
Luoyang Xinqianglian Slewing Bearing Company Ltd., Class A	100	1,773
Luxfer Holdings PLC	1,133	19,034
Makita Corp.	3,500	112,325
MINEBEA MITSUMI Inc.	5,600	122,334
MISUMI Group Inc.	4,400	131,386
Mitsubishi Heavy Industries Ltd.	5,000	164,624
Miura Company Ltd.	1,200	29,656
NGK Insulators Ltd.	4,500	64,386
North Industries Group Red Arrow Company Ltd., Class A (a)	600	2,118
Pentair PLC	2,200	119,262
Rational AG	90	62,344
Sandvik AB	17,706	379,475
Schindler Holding AG	983	211,080
Shenzhen Inovance Technology Company Ltd., Class A	3,550	31,672
SKF AB B Shares	5,870	96,568
SMC Corp.	900	504,607
Spirax-Sarco Engineering PLC	1,148	188,105
Techtronic Industries Company Ltd.	21,500	344,545
VAT Group AG (d)	418	159,806
Wartsila Oyj Abp	8,021	73,662
Wuxi Lead Intelligent Equipment Company Ltd., Class A	640	5,841
Wuxi Shangji Automation Company Ltd., Class A	200	4,282
Yaskawa Electric Corp.	3,700	144,641
Zhejiang Sanhua Intelligent Controls Company Ltd. A Shares	1,605	4,177
		5,350,295
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust	56,700	122,359
GLP J-Reit	72	109,733
Goodman Group	26,404	450,365
Mapletree Logistics Trust	54,936	74,764
Nippon Prologis REIT Inc.	35	102,502
Segro PLC	18,840	331,946
		1,191,669
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	1,524	359,999
Integrated Oil & Gas - 0.7%
BP PLC	311,505	1,530,604
Cenovus Energy Inc.	20,523	342,420
China Petroleum & Chemical Corp., Class H	440,000	218,699
China Petroleum & Chemical Corp., Class A	34,000	23,032
Ecopetrol S.A.	89,299	84,167
Eni S.p.A.	39,707	582,406
Equinor ASA	15,367	577,679
Galp Energia SGPS S.A.	7,710	98,039
Gazprom PJSC ADR **	77,360	—
Gazprom PJSC **	56,590	—
	Number of Shares	Fair Value
Guanghui Energy Company Ltd., Class A (a)	8,300	$10,672
Imperial Oil Ltd.	3,800	184,060
LUKOIL PJSC ADR **	5,402	—
LUKOIL PJSC **	2,078	—
MOL Hungarian Oil & Gas PLC	8,099	71,599
Novatek PJSC GDR **	1,641	—
Oil & Natural Gas Corporation Ltd.	44,963	96,691
OMV AG	2,266	108,902
PetroChina Company Ltd., Class H	382,000	194,033
PetroChina Company Ltd., Class A	25,000	21,616
Petroleo Brasileiro S.A.	67,100	497,607
Polskie Gornictwo Naftowe i Gazownictwo S.A.	34,785	51,560
PTT PCL NVDR	177,639	204,716
Repsol S.A.	22,728	299,441
Rosneft Oil Co. PJSC **	5,384	—
Rosneft Oil Company PJSC GDR **	15,202	—
Saudi Arabian Oil Co. (d)	38,759	444,592
Shell PLC	121,582	3,340,016
Suncor Energy Inc.	22,900	746,191
Surgutneftegas PJSC ADR **	9,978	—
Surgutneftegas PJSC **	31,000	—
TOTAL SE	39,590	2,014,825
		11,743,567
Integrated Telecommunication Services - 0.4%
BCE Inc.	1,247	69,186
BT Group PLC	139,857	334,224
Cellnex Telecom S.A. (d)	7,995	386,981
China Tower Corp Ltd. H Shares (d)	760,000	85,097
Chunghwa Telecom Company Ltd.	68,071	301,478
Deutsche Telekom AG	51,066	956,562
Elisa Oyj	2,199	133,382
Emirates Telecommunications Group Co. PJSC	63,116	635,592
Hellenic Telecommunications Organization S.A.	3,904	71,001
HKT Trust & HKT Ltd.	65,815	90,264
Indus Towers Ltd. (a)	12,125	35,345
Infrastrutture Wireless Italiane S.p.A. (d)	6,022	67,802
Koninklijke KPN N.V.	52,318	182,593
LG Uplus Corp.	4,172	47,997
Nippon Telegraph & Telephone Corp.	18,809	548,118
Ooredoo QPSC	14,914	29,126
OPERADORA DE SITES MEXICANOS SA DE CV	23,900	30,345
Orange Polska S.A. (a)	10,421	19,678
Orange S.A.	31,293	372,694
Proximus SADP	2,739	51,299
Sarana Menara Nusantara Tbk PT	501,500	37,361
Saudi Telecom Co.	10,810	309,308
Singapore Telecommunications Ltd.	129,100	251,050
Spark New Zealand Ltd.	31,777	100,925
Swisscom AG	405	244,331
Telecom Italia S.p.A.	174,282	64,354
Telefonica Brasil S.A.	8,987	101,540

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Telefonica Deutschland Holding AG	18,811	$51,458
Telefonica S.A.	82,653	402,875
Telekom Malaysia Bhd	21,200	24,655
Telenor ASA	10,870	157,047
Telia Company AB	41,244	166,849
Telkom Indonesia Persero Tbk PT	884,000	281,246
Telstra Corporation Ltd.	64,543	191,365
TELUS Corp.	7,066	184,761
Tower Bersama Infrastructure Tbk PT	176,900	35,273
True Corporation PCL NVDR	215,600	33,296
United Internet AG	1,732	59,783
		7,146,241
Interactive Home Entertainment - 0.2%
Beijing Kunlun Tech Company Ltd. A Shares	2,800	7,389
Bilibili Inc. ADR (a)	3,000	76,740
Capcom Company Ltd.	3,100	75,383
CD Projekt S.A.	1,278	52,894
Embracer Group AB (a)	8,447	71,136
Kakao Games Corp. (a)	551	35,129
Kingsoft Corporation Ltd.	17,600	56,082
Koei Tecmo Holdings Company Ltd.	790	25,984
Konami Holdings Corp.	1,600	101,223
Krafton Inc. (a)	399	89,890
NCSoft Corp.	299	114,668
NetEase Inc.	36,470	658,179
Netmarble Corp. (d)	299	27,324
Nexon Company Ltd.	7,700	184,767
Nintendo Company Ltd.	1,700	860,676
Pearl Abyss Corp. (a)	606	49,272
Perfect World Company Ltd. A Shares	3,300	6,633
Playtika Holding Corp. (a)	1,200	23,196
Sea Ltd. ADR (a)	5,000	598,950
Square Enix Holdings Company Ltd.	1,500	66,648
UbiSoft Entertainment S.A. (a)	1,629	71,997
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Ltd. A Shares	3,000	11,013
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	8,456
		3,273,629
Interactive Media & Services - 0.5%
Adevinta ASA (a)	3,612	33,200
Auto Trader Group PLC (d)	14,707	121,688
Autohome Inc. ADR	1,400	42,574
Baidu Inc. ADR (a)	5,000	661,500
Hello Group Inc. ADR	2,200	12,716
Info Edge India Ltd.	1,390	82,238
JOYY Inc. ADR	1,100	40,403
Kakaku.com Inc.	2,400	53,760
Kakao Corp.	5,629	489,264
Kanzhun Ltd. (a)	1,200	29,892
Kuaishou Technology (a)(d)	8,700	79,735
Mail.Ru Group Ltd. GDR (a)**	1,600	—
NAVER Corp.	2,225	618,392
REA Group Ltd.	897	90,242
Scout24 SE (d)	1,273	72,996
Seek Ltd.	5,659	125,067
	Number of Shares	Fair Value
Tencent Holdings Ltd.	104,175	$4,803,043
Weibo Corp. ADR (a)	1,400	34,314
Yandex N.V. A Shares (a)**	4,697	—
Yandex NV, Class A (a)**	865	—
Z Holdings Corp.	41,696	180,798
		7,571,822
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (a)	274,500	3,746,931
Alibaba Health Information Technology Ltd. (a)	74,000	46,844
Allegro.eu S.A. (a)(d)	6,775	57,217
Americanas S.A.	7,268	49,918
Dada Nexus Ltd. ADR (a)	900	8,217
Delivery Hero SE (a)(d)	2,518	110,379
Fiverr International Ltd. (a)	400	30,428
HengTen Networks Group Ltd. (a)	40,000	10,724
JD Health International Inc. (a)(d)	6,950	41,624
JD.com Inc., Class A (a)	39,926	1,134,767
Just Eat Takeaway.com N.V. (a)(d)	2,770	93,437
Meituan, Class B (a)(d)	73,900	1,400,297
Mercari Inc. (a)	1,800	46,605
momo.com Inc.	1,000	32,504
Naspers Ltd., Class N	3,928	443,637
OZON HOLDINGS PLC ADR (a)**	500	—
Pinduoduo Inc. ADR (a)	7,957	319,155
Ping An Healthcare & Technology Company Ltd. (a)(d)	10,400	26,886
Prosus N.V.	14,697	797,163
Rakuten Inc.	13,400	105,677
Start Today Company Ltd.	1,900	50,893
Vipshop Holdings Ltd. ADR (a)	8,234	74,106
Zalando SE (a)(d)	3,465	176,463
Zomato Ltd. (a)	28,474	30,652
		8,834,524
Internet Services & Infrastructure - 0.1%
Chindata Group Holdings Ltd. ADR (a)	500	3,160
GDS Holdings Ltd. ADR (a)	1,700	66,725
Kingsoft Cloud Holdings Ltd. ADR (a)	1,000	6,070
Shopify Inc., Class A (a)	1,791	1,212,311
Tucows Inc., Class A (a)	471	32,169
Wix.com Ltd. (a)	1,500	156,690
		1,477,125
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd. H Shares	67,000	37,382
China Galaxy Securities Company Ltd., Class A	9,200	14,352
China International Capital Corp. Ltd. A Shares	1,200	7,830
China International Capital Corporation Ltd. H Shares (d)	26,400	58,377
China Merchants Securities Company Ltd., Class A	12,100	27,447
CITIC Securities Company Ltd. H Shares	54,425	124,778
CITIC Securities Company Ltd., Class A	9,890	32,389

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
CSC Financial Company Ltd. A Shares	4,000	$14,589
Daiwa Securities Group Inc.	22,400	127,091
Everbright Securities Company Ltd., Class A	3,600	7,036
Founder Securities Company Ltd. A Shares	7,100	7,511
Futu Holdings Ltd. ADR (a)	700	22,792
GF Securities Company Ltd. H Shares	14,200	19,995
GF Securities Company Ltd., Class A	7,000	19,261
Guosen Securities Company Ltd., Class A	6,800	10,610
Guotai Junan Securities Company Ltd., Class A	8,600	21,191
Haitong Securities Company Ltd. H Shares	52,800	40,133
Haitong Securities Company Ltd. A Shares	11,500	18,596
Huatai Securities Company Ltd H Shares (d)	31,800	48,675
Huatai Securities Company Ltd. A Shares	5,900	13,760
Industrial Securities Company Ltd., Class A	7,500	9,028
Korea Investment Holdings Company Ltd.	853	54,800
Meritz Securities Company Ltd.	6,343	34,092
NH Investment & Securities Company Ltd.	3,159	29,538
Nomura Holdings Inc.	47,900	202,062
Orient Securities Company Ltd., Class A	6,400	11,006
Samsung Securities Company Ltd.	1,233	42,341
SBI Holdings Inc.	4,100	103,758
SDIC Capital Company Ltd., Class A	7,900	8,734
Shenwan Hongyuan Group Company Ltd., Class A	26,200	18,016
SooChow Securities Company Ltd., Class A	12,200	14,329
Zheshang Securities Company Ltd. A Shares	4,800	7,906
Zhongtai Securities Company Ltd., Class A	7,200	9,203
		1,218,608
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	7,877	2,656,361
Bechtle AG	1,429	80,918
Capgemini SE	2,520	562,431
CGI Inc. (a)	3,400	271,091
Chinasoft International Ltd.	54,000	44,272
Fujitsu Ltd.	3,100	465,856
Globant S.A. (a)	500	131,035
HCL Technologies Ltd.	19,544	298,688
Infosys Ltd.	61,492	1,539,922
Itochu Techno-Solutions Corp.	1,432	36,690
Larsen & Toubro Infotech Ltd. (d)	955	77,002
Mindtree Ltd.	1,217	68,473
Mphasis Ltd.	1,553	68,709
NEC Corp.	3,840	161,806
Nomura Research Institute Ltd.	5,260	172,135
NTT Data Corp.	9,800	193,171
Obic Company Ltd.	1,100	165,250
Otsuka Corp.	2,000	71,126
	Number of Shares	Fair Value
Samsung SDS Company Ltd.	624	$70,793
SCSK Corp.	2,400	41,165
Tata Consultancy Services Ltd.	16,619	816,747
Tech Mahindra Ltd.	11,408	224,452
TIS Inc.	3,300	77,461
Wipro Ltd.	24,581	191,059
		8,486,613
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	3,100	595,141
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	8,436
Songcheng Performance Development Company Ltd. A Shares	2,387	4,939
		608,516
Leisure Products - 0.0% *
Bandai Namco Holdings Inc.	3,100	235,778
Giant Manufacturing Company Ltd.	6,000	54,311
HLB Inc. (a)	1,777	44,592
Shimano Inc.	1,200	275,636
Yamaha Corp.	2,300	100,250
		710,567
Life & Health Insurance - 0.6%
Aegon N.V.	27,642	147,382
AIA Group Ltd.	191,000	1,994,882
Bupa Arabia for Cooperative Insurance Co.	1,125	53,679
Cathay Financial Holding Company Ltd.	142,000	316,963
China Development Financial Holding Corp.	278,120	184,592
China Life Insurance Company Ltd., Class H	132,000	201,154
China Life Insurance Company Ltd., Class A	3,900	16,048
China Taiping Insurance Holdings Company Ltd.	33,200	40,281
CNP Assurances	3,025	73,247
Dai-ichi Life Holdings Inc.	15,800	322,034
Discovery Ltd. (a)	7,588	94,521
Fubon Financial Holding Company Ltd.	136,364	362,076
Great-West Lifeco Inc.	4,281	126,266
HDFC Life Insurance Company Ltd. (d)	16,056	113,598
iA Financial Corporation Inc.	1,698	103,331
ICICI Prudential Life Insurance Company Ltd. (d)	6,752	44,383
Japan Post Holdings Company Ltd.	38,400	282,867
Japan Post Insurance Company Ltd.	3,200	55,896
Legal & General Group PLC	93,509	332,283
Manulife Financial Corp.	30,600	653,133
Medibank Private Ltd.	46,656	107,573
New China Life Insurance Company Ltd. H Shares	17,700	49,106
New China Life Insurance Company Ltd., Class A	1,600	8,862
NN Group N.V.	4,204	214,286
Old Mutual Ltd.	82,394	77,532
Phoenix Group Holdings PLC	10,710	86,003

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Ping An Insurance Group Company of China Ltd. H Shares	113,500	$793,678
Ping An Insurance Group Company of China Ltd., Class A	15,700	119,129
Poste Italiane S.p.A. (d)	8,847	100,911
Power Corporation of Canada	8,780	272,036
Prudential PLC	43,207	639,334
Rand Merchant Investment Holdings Ltd.	14,117	50,420
Samsung Life Insurance Company Ltd.	1,135	61,464
Sanlam Ltd.	32,896	161,948
SBI Life Insurance Company Ltd. (d)	7,987	117,673
Shin Kong Financial Holding Company Ltd.	216,263	80,946
Sun Life Financial Inc.	9,190	513,560
Swiss Life Holding AG	493	317,222
T&D Holdings Inc.	8,200	111,674
		9,401,973
Life Sciences Tools & Services - 0.2%
Bachem Holding AG, Class B	111	61,340
Divi's Laboratories Ltd.	2,423	140,149
Eurofins Scientific SE	2,096	208,542
Genscript Biotech Corp. (a)	22,000	69,031
Hangzhou Tigermed Consulting Company Ltd., Class A	500	8,425
Hangzhou Tigermed Consulting Company Ltd. H Shares (d)	1,500	18,095
Joinn Laboratories China Company Ltd., Class A	560	10,086
Lonza Group AG	1,173	853,469
Pharmaron Beijing Company Ltd. H Shares (d)	2,700	32,479
Pharmaron Beijing Company Ltd. A Shares	800	14,809
QIAGEN N.V. (a)	6,688	328,981
Samsung Biologics Company Ltd. (a)(d)	302	205,202
Sartorius Stedim Biotech	429	176,655
WuXi AppTec Company Ltd. H Shares (d)	5,708	89,203
WuXi AppTec Company Ltd. A Shares	3,620	63,539
Wuxi Biologics Cayman Inc. (a)(d)	65,500	520,235
		2,800,240
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (d)	72,025	179,459
Marine - 0.1%
AP Moller - Maersk A/S, Class B	91	275,037
AP Moller - Maersk A/S, Class A	49	145,506
COSCO SHIPPING Holdings Company Ltd. H Shares (a)	57,182	98,339
COSCO SHIPPING Holdings Company Ltd., Class A (a)	17,110	41,283
Costamare Inc.	2,531	43,154
Evergreen Marine Corporation Taiwan Ltd.	46,000	213,815
Hyundai Merchant Marine Company Ltd.	4,768	113,581
	Number of Shares	Fair Value
Kuehne + Nagel International AG	850	$242,336
MISC Bhd	19,075	33,303
Mitsui OSK Lines Ltd.	5,400	150,456
Nippon Yusen KK	2,500	219,344
Pan Ocean Company Ltd.	6,463	37,026
Safe Bulkers Inc.	3,039	14,466
SITC International Holdings Company Ltd.	23,000	80,444
Wan Hai Lines Ltd.	11,800	64,621
Yang Ming Marine Transport Corp. (a)	32,000	137,189
		1,909,900
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	9,021	91,560
China Merchants Port Holdings Company Ltd.	30,000	54,043
COSCO SHIPPING Ports Ltd.	32,000	24,804
International Container Terminal Services Inc.	18,280	79,190
Shanghai International Port Group Company Ltd., Class A	13,900	11,944
Westports Holdings Bhd	16,088	15,305
		276,846
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B	2,300	103,855
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	1,247	59,887
Eicher Motors Ltd.	2,501	80,652
Hero MotoCorp Ltd.	2,160	64,966
Yadea Group Holdings Ltd. (d)	26,000	39,838
Yamaha Motor Company Ltd.	4,600	103,413
		348,756
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	290,000	23,872
Beijing Enlight Media Company Ltd., Class A	5,600	7,209
Bollore S.A.	15,503	81,650
CJ ENM Company Ltd.	130	13,994
HYBE Company Ltd. (a)	300	75,817
IMAX Corp. (a)	2,381	45,072
iQIYI Inc. ADR (a)	4,000	18,160
Mango Excellent Media Company Ltd., Class A	1,600	7,786
Spotify Technology S.A. (a)	1,695	255,979
Tencent Music Entertainment Group ADR (a)	12,300	59,901
Toho Company Ltd.	1,800	68,226
Universal Music Group N.V.	11,333	304,275
		961,941
Multi-Line Insurance - 0.3%
Ageas	2,655	134,995
Allianz SE	6,442	1,547,303
Assicurazioni Generali S.p.A.	17,338	398,852
Aviva PLC	59,362	352,042
AXA S.A.	30,659	902,714
Baloise Holding AG	706	126,610
BB Seguridade Participacoes S.A.	12,003	64,562
China Pacific Insurance Group Company Ltd. H Shares	43,489	105,247

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
China Pacific Insurance Group Company Ltd., Class A	11,400	$40,967
Gjensidige Forsikring ASA	3,507	87,559
Powszechny Zaklad Ubezpieczen S.A.	10,616	85,686
Sampo Oyj, Class A	7,818	384,230
The Co. for Cooperative Insurance	1,160	22,162
Zurich Insurance Group AG	2,372	1,176,368
		5,429,297
Multi-Sector Holdings - 0.1%
Eurazeo S.E.	713	60,291
EXOR N.V.	1,672	127,840
Groupe Bruxelles Lambert S.A.	1,701	177,031
Grupo de Inversiones Suramericana S.A.	397	3,767
Industrivarden AB A Shares	2,300	65,811
Industrivarden AB C Shares	2,796	78,630
Investor AB B Shares	28,649	628,036
Investor AB A Shares	7,747	181,869
Kinnevik AB, Class B (a)	4,075	107,206
L E Lundbergforetagen AB, Class B	1,341	68,665
Metro Pacific Investments Corp.	108,000	7,906
Remgro Ltd.	9,236	94,696
Sofina S.A.	260	95,023
Wendel S.A.	485	49,675
		1,746,446
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	10,435	161,991
Canadian Utilities Ltd., Class A	2,300	70,562
E.ON SE	35,245	411,851
Engie S.A.	28,625	378,510
National Grid PLC	56,985	877,758
Qatar Electricity & Water Co. QSC	7,123	35,714
RWE AG	10,082	441,535
Veolia Environnement S.A.	10,261	330,907
		2,708,828
Office REITs - 0.0% *
City Office REIT Inc.	2,055	36,291
Covivio	916	73,321
Dexus	16,654	136,422
Japan Real Estate Investment Corp.	21	110,321
Nippon Building Fund Inc.	23	130,867
Orix JREIT Inc.	47	63,930
		551,152
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery Inc., Class A	1,000	7,679
Oil & Gas Drilling - 0.0% *
China Oilfield Services Ltd., Class H	36,000	36,586
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	57,900	37,644
Offshore Oil Engineering Company Ltd., Class A	14,500	9,725
Tenaris S.A.	7,276	109,926
	Number of Shares	Fair Value
Yantai Jereh Oilfield Services Group Company Ltd., Class A	500	$3,292
		160,587
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	2,227	83,633
Canadian Natural Resources Ltd.	18,600	1,152,737
Inpex Corp.	16,000	188,683
Lundin Petroleum AB	3,374	142,882
Petro Rio S.A. (a)	12,700	63,634
PTT Exploration & Production PCL NVDR	24,400	105,131
Santos Ltd.	50,409	293,296
Tatneft PJSC ADR **	3,383	—
Tatneft PJSC **	4,926	—
Tourmaline Oil Corp.	4,900	225,964
Woodside Petroleum Ltd.	16,061	387,335
		2,643,295
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	4,167	95,000
Bharat Petroleum Corporation Ltd.	15,190	71,725
Cosan S.A.	18,736	93,247
Empresas COPEC S.A.	6,903	57,019
ENEOS Holdings Inc.	47,900	179,623
Formosa Petrochemical Corp.	20,000	65,642
GS Holdings Corp.	1,011	36,513
Hindustan Petroleum Corporation Ltd.	9,532	33,747
Hyundai Heavy Industries Holdings Company Ltd.	678	29,910
Idemitsu Kosan Company Ltd.	3,200	88,475
Indian Oil Corporation Ltd.	34,177	53,333
Neste Oyj	6,610	303,114
Parkland Corp.	2,600	76,956
Petronas Dagangan Bhd	5,600	27,196
Polski Koncern Naftowy ORLEN S.A.	5,377	97,292
Qatar Fuel QSC	9,768	47,952
Rabigh Refining & Petrochemical Co. (a)	3,096	23,123
Reliance Industries Ltd.	51,511	1,781,640
SK Innovation Company Ltd. (a)	925	162,270
S-Oil Corp.	846	67,125
Thai Oil PCL NVDR	14,900	23,058
Tupras Turkiye Petrol Rafinerileri A/S (a)	2,355	34,423
		3,448,383
Oil & Gas Storage & Transportation - 0.2%
China Suntien Green Energy Corp. Ltd. H Shares	38,000	21,270
DHT Holdings Inc.	6,776	39,301
Enbridge Inc.	32,000	1,474,401
Frontline Ltd. (a)	5,672	49,914
Golar LNG Ltd. (a)	4,760	117,953
Keyera Corp.	3,400	86,262
Nordic American Tankers Ltd.	5,649	12,032
Pembina Pipeline Corp.	8,600	323,399
Petronet LNG Ltd.	15,028	38,290
Qatar Gas Transport Company Ltd.	44,969	44,206
Scorpio Tankers Inc.	2,328	49,773
SFL Corporation Ltd.	5,870	59,757

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
TC Energy Corp.	15,500	$874,989
Teekay Corp. (a)	2,309	7,319
Teekay Tankers Ltd., Class A (a)	1,192	16,497
Ultrapar Participacoes S.A.	10,200	30,373
		3,245,736
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	688	153,534
FirstRand Ltd.	90,563	478,006
M&G PLC	39,957	115,392
Meritz Financial Group Inc.	601	20,117
ORIX Corp.	19,200	383,856
Yuanta Financial Holding Company Ltd.	176,000	161,240
		1,312,145
Packaged Foods & Meats - 0.7%
Ajinomoto Company Inc.	7,300	207,817
Almarai Co. JSC	4,177	56,832
Angel Yeast Company Ltd. A Shares	1,600	10,467
Associated British Foods PLC	5,510	119,968
Barry Callebaut AG	55	129,477
BRF S.A. (a)	11,104	43,440
Britannia Industries Ltd.	1,864	78,594
Charoen Pokphand Foods PCL NVDR	64,173	46,439
China Feihe Ltd. (d)	65,568	64,570
China Huishan Dairy Holdings Company Ltd. (c)	55,000	—
China Mengniu Dairy Company Ltd.	57,000	305,674
Chocoladefabriken Lindt & Spruengli AG	19	446,084
CJ CheilJedang Corp.	165	50,020
Dali Foods Group Company Ltd. (d)	47,117	24,586
Danone S.A.	10,274	570,850
Foshan Haitian Flavouring & Food Company Ltd., Class A	4,140	56,814
Gruma SAB de CV, Class B	4,105	51,492
Grupo Bimbo SAB de CV, Class A	28,181	84,874
Guangdong Haid Group Company Ltd., Class A	1,800	15,525
Henan Shuanghui Investment & Development Company Ltd., Class A	3,185	14,532
Indofood CBP Sukses Makmur Tbk PT	27,600	14,103
Indofood Sukses Makmur Tbk PT	88,536	36,641
Inner Mongolia Yili Industrial Group Company Ltd., Class A	6,500	37,623
JBS S.A.	15,800	123,788
JDE Peet's N.V.	1,760	50,778
Kerry Group PLC, Class A	2,491	280,210
Kikkoman Corp.	2,300	152,802
Marico Ltd.	9,867	65,411
MEIJI Holdings Company Ltd.	1,900	103,350
Monde Nissin Corp. (a)(d)	81,900	21,684
Mowi ASA	6,834	185,340
Muyuan Foods Company Ltd. A Shares	6,320	56,293
Nestle India Ltd.	590	134,875
Nestle Malaysia Bhd	1,439	45,722
	Number of Shares	Fair Value
Nestle S.A.	44,468	$5,805,544
Nisshin Seifun Group Inc.	3,600	50,376
Nissin Foods Holdings Company Ltd.	1,100	77,359
Orion Corp.	335	24,393
Orkla ASA	12,698	113,587
PPB Group Bhd	12,587	51,189
QL Resources Bhd	12,588	15,029
Saputo Inc.	4,200	99,565
Tata Consumer Products Ltd.	10,616	108,466
Thai Union Group PCL NVDR	59,684	33,859
The Savola Group	5,167	50,060
Tiger Brands Ltd.	3,480	38,557
Tingyi Cayman Islands Holding Corp.	36,000	60,381
Toyo Suisan Kaisha Ltd.	1,590	57,065
Uni-President China Holdings Ltd.	30,000	26,040
Uni-President Enterprises Corp.	85,000	193,984
Universal Robina Corp.	12,120	28,341
Want Want China Holdings Ltd.	87,000	80,298
Wens Foodstuffs Group Company Ltd., Class A (a)	8,800	30,483
WH Group Ltd. (d)	127,666	80,188
Yakult Honsha Company Ltd.	2,000	107,008
Yihai International Holding Ltd.	7,364	20,920
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	7,774
		10,847,141
Paper Packaging - 0.0% *
Amcor PLC	18,400	208,472
Klabin S.A.	13,700	69,539
SCG Packaging PCL NVDR	26,432	47,917
Smurfit Kappa Group PLC	3,821	170,700
		496,628
Paper Products - 0.1%
Empresas CMPC S.A.	20,027	37,080
Indah Kiat Pulp & Paper Corp. Tbk PT	60,900	33,440
Lee & Man Paper Manufacturing Ltd.	20,310	10,540
Mondi PLC	7,520	146,507
Nine Dragons Paper Holdings Ltd.	25,310	21,983
Oji Holdings Corp.	14,300	71,158
Stora Enso Oyj, Class R	9,031	178,190
Suzano Papel e Celulose S.A.	13,600	157,838
UPM-Kymmene Oyj	8,342	273,984
		930,720
Personal Products - 0.3%
Amorepacific Corp.	581	76,163
AMOREPACIFIC Group	542	19,513
Beiersdorf AG	1,563	165,149
By-health Company Ltd., Class A	2,900	9,671
Colgate-Palmolive India Ltd.	2,412	48,977
Dabur India Ltd.	10,616	74,864
Godrej Consumer Products Ltd. (a)	6,358	62,425
Hengan International Group Company Ltd.	12,480	57,519
Hindustan Unilever Ltd.	14,725	396,165

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Kao Corp.	7,400	$303,055
Kobayashi Pharmaceutical Company Ltd.	900	72,328
Kose Corp.	600	62,964
LG Household & Health Care Ltd.	175	123,447
L'Oreal S.A.	3,959	1,590,553
Natura & Co. Holding S.A. (a)	16,200	88,808
Pola Orbis Holdings Inc.	1,200	15,672
Proya Cosmetics Company Ltd., Class A	200	5,919
Shiseido Company Ltd.	6,300	319,160
Unilever PLC	40,528	1,844,286
		5,336,638
Pharmaceuticals - 1.5%
Aspen Pharmacare Holdings Ltd.	7,079	96,226
Astellas Pharma Inc.	29,300	459,186
AstraZeneca PLC	24,460	3,251,121
Asymchem Laboratories Tianjin Company Ltd. A Shares	166	9,559
Aurobindo Pharma Ltd.	5,338	46,886
Bayer AG	15,479	1,064,875
Betta Pharmaceuticals Company Ltd., Class A	600	5,261
Canopy Growth Corp. (a)	3,100	23,528
CanSino Biologics Inc. H Shares (a)(d)	1,145	18,229
CanSino Biologics Inc. A Shares (a)	114	4,168
Celltrion Pharm Inc. (a)	216	17,342
Changchun High & New Technology Industry Group Inc., Class A	300	7,893
China Medical System Holdings Ltd.	28,000	43,679
China Traditional Chinese Medicine Holdings Company Ltd.	62,000	32,202
Chugai Pharmaceutical Company Ltd.	10,500	351,422
Cipla Ltd.	8,826	118,172
CSPC Pharmaceutical Group Ltd.	164,000	187,964
Daiichi Sankyo Company Ltd.	27,600	604,513
Dong-E-E-Jiao Company Ltd. A Shares	1,800	9,580
Dr Reddy's Laboratories Ltd.	2,119	119,901
Eisai Company Ltd.	3,700	171,931
Endo International PLC (a)	11,169	25,800
GlaxoSmithKline PLC	79,388	1,721,638
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd., Class A	4,300	21,164
Hanmi Pharm Company Ltd.	149	33,566
Hansoh Pharmaceutical Group Company Ltd. (d)	18,000	29,937
Hikma Pharmaceuticals PLC	3,039	82,173
Humanwell Healthcare Group Company Ltd., Class A	2,200	5,962
Hutchison China MediTech Ltd. ADR (a)	1,700	32,164
Hypera S.A.	7,700	62,725
Ipsen S.A.	674	84,856
Jazz Pharmaceuticals PLC (a)	800	124,536
Jiangsu Hengrui Medicine Company Ltd., Class A	8,120	46,909
Kalbe Farma Tbk PT	382,400	42,866
	Number of Shares	Fair Value
Kyowa Hakko Kirin Company Ltd.	4,600	$107,336
Lupin Ltd.	3,340	32,825
Merck KGaA	2,028	425,967
Nanjing King-Friend Biochemical Pharmaceutical Company Ltd., Class A	2,700	13,347
Nippon Shinyaku Company Ltd.	800	54,556
Novartis AG	34,595	3,049,688
Novo Nordisk A/S B Shares	26,588	2,966,130
Oneness Biotech Company Ltd. (a)	5,000	37,297
Ono Pharmaceutical Company Ltd.	5,700	143,302
Orion Oyj, Class B	1,869	85,375
Otsuka Holdings Company Ltd.	6,100	211,375
Perrigo Company PLC	1,600	61,488
Recordati Industria Chimica e Farmaceutica SpA	1,772	89,361
Richter Gedeon Nyrt	2,587	55,023
Roche Holding AG	11,595	4,627,530
Sanofi	17,945	1,845,305
Santen Pharmaceutical Company Ltd.	6,400	64,182
Shanghai Fosun Pharmaceutical Group Company Ltd. H Shares	9,000	43,626
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	3,000	25,061
Shionogi & Company Ltd.	4,100	252,675
Sino Biopharmaceutical Ltd.	192,000	119,247
SK Biopharmaceuticals Company Ltd. (a)	382	28,136
Sumitomo Dainippon Pharma Company Ltd.	2,300	22,759
Sun Pharmaceutical Industries Ltd.	15,236	183,382
Taisho Pharmaceutical Holdings Company Ltd.	500	23,281
Takeda Pharmaceutical Company Ltd.	24,900	711,589
Teva Pharmaceutical Industries Ltd. ADR (a)	17,100	160,569
Theravance Biopharma Inc. (a)	2,907	27,791
Torrent Pharmaceuticals Ltd.	1,106	40,597
UCB S.A.	1,973	237,330
Vifor Pharma AG (a)	923	165,242
Yuhan Corp.	1,054	50,568
Yunnan Baiyao Group Company Ltd. A Shares	1,000	12,846
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	800	39,733
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	8,605
Zhejiang NHU Company Ltd. A Shares	2,160	10,730
		24,991,788
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)**	46,308	—
Anglo American Platinum Ltd.	957	131,411
Impala Platinum Holdings Ltd.	14,750	227,036
Industrias Penoles SAB de C.V.	1,800	22,682
Northam Platinum Holdings Ltd. (a)	6,456	96,351

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Sibanye Stillwater Ltd.	49,870	$200,526
		678,006
Property & Casualty Insurance - 0.2%
Admiral Group PLC	2,995	100,666
Argo Group International Holdings Ltd.	1,502	62,003
Chubb Ltd.	5,369	1,148,429
DB Insurance Company Ltd.	933	53,724
Fairfax Financial Holdings Ltd.	389	212,409
ICICI Lombard General Insurance Company Ltd. (d)	3,938	68,695
Insurance Australia Group Ltd.	38,123	125,210
Intact Financial Corp.	2,717	401,813
James River Group Holdings Ltd.	1,754	43,394
Meritz Fire & Marine Insurance Company Ltd.	758	29,501
MS&AD Insurance Group Holdings Inc.	7,000	227,959
People's Insurance Company Group of China Ltd. H Shares	157,000	51,237
PICC Property & Casualty Company Ltd., Class H	124,000	126,299
QBE Insurance Group Ltd.	22,976	197,724
Samsung Fire & Marine Insurance Company Ltd.	538	96,886
Sompo Holdings Inc.	4,900	215,955
Suncorp Group Ltd.	19,603	163,078
The People's Insurance Company Group of China Ltd., Class A	10,900	7,840
Tokio Marine Holdings Inc.	9,900	577,845
Tryg A/S	5,562	136,022
ZhongAn Online P&C Insurance Company Ltd. H Shares (a)(d)	10,300	34,486
		4,081,175
Publishing - 0.0% *
China Literature Ltd. (a)(d)	8,200	33,591
Pearson PLC	12,855	126,331
Schibsted ASA, Class A	952	23,625
Schibsted ASA A Shares	1,776	38,266
		221,813
Railroads - 0.3% *
Aurizon Holdings Ltd.	32,274	89,024
Beijing-Shanghai High Speed Railway Company Ltd., Class A	53,600	40,226
BTS Group Holdings PCL NVDR	150,300	41,463
Canadian National Railway Co.	11,200	1,503,735
Canadian Pacific Railway Ltd.	14,700	1,214,320
Central Japan Railway Co.	2,300	300,806
Container Corporation of India Ltd.	4,996	44,050
Daqin Railway Company Ltd., Class A	16,000	17,287
East Japan Railway Co.	4,700	272,842
Hankyu Hanshin Holdings Inc.	3,900	113,056
Keio Corp.	1,800	70,376
Keisei Electric Railway Company Ltd.	2,200	61,299
Kintetsu Group Holdings Company Ltd.	3,000	86,133
	Number of Shares	Fair Value
MTR Corporation Ltd.	24,000	$129,278
Odakyu Electric Railway Company Ltd.	5,100	84,785
Rumo S.A. (a)	23,700	92,517
Tobu Railway Company Ltd.	3,300	80,479
Tokyu Corp.	7,700	100,199
West Japan Railway Co.	3,400	141,305
		4,483,180
Real Estate Development - 0.1%
Agile Group Holdings Ltd.	16,000	8,053
China Evergrande Group	87,000	18,613
China Jinmao Holdings Group Ltd.	112,000	33,045
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A	9,300	22,209
China Overseas Land & Investment Ltd.	69,000	205,375
China Resources Land Ltd.	58,000	268,614
China Vanke Company Ltd. H Shares	31,100	69,969
China Vanke Company Ltd. A Shares	10,500	31,548
CIFI Holdings Group Company Ltd.	64,000	37,306
CK Asset Holdings Ltd.	31,086	212,538
Country Garden Holdings Company Ltd.	141,298	108,191
Dar Al Arkan Real Estate Development Co. (a)	9,516	27,576
Emaar Economic City (a)	8,517	26,390
Emaar Properties PJSC	71,865	116,734
Gemdale Corp., Class A	7,300	16,421
Godrej Properties Ltd. (a)	2,257	49,442
Greentown China Holdings Ltd.	17,000	30,758
Guangzhou R&F Properties Company Ltd. H Shares	22,400	7,901
Henderson Land Development Company Ltd.	25,000	103,801
Hopson Development Holdings Ltd.	11,220	21,211
KWG Group Holdings Ltd.	19,936	8,146
Land & Houses PCL NVDR	156,731	44,712
Logan Group Company Ltd	18,000	5,079
Longfor Group Holdings Ltd. (d)	32,968	168,678
Poly Developments & Holdings Group Company Ltd., Class A	12,800	35,689
Powerlong Real Estate Holdings Ltd.	28,000	7,335
Ruentex Development Company Ltd.	21,000	57,567
Seazen Group Ltd.	49,238	26,287
Seazen Holdings Company Ltd. A Shares	1,400	7,067
Shimao Group Holdings Ltd.	16,102	8,992
Sino Land Company Ltd.	58,000	74,804
Sunac China Holdings Ltd.	59,000	33,872
Yuexiu Property Company Ltd.	33,063	32,727
		1,926,650
Real Estate Operating Companies - 0.1%
A-Living Smart City Services Company Ltd. H Shares (d)	10,055	13,924
Aroundtown S.A.	16,961	97,482
Azrieli Group Ltd.	750	65,888

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Capitaland Investment Ltd. (a)	44,700	$131,168
Central Pattana PCL NVDR	36,300	64,111
China Resources Mixc Lifestyle Services Ltd. (d)	10,400	50,915
CIFI Ever Sunshine Services Group Ltd.	16,000	21,334
Country Garden Services Holdings Company Ltd.	36,715	154,704
Fastighets AB Balder B Shares (a)	1,774	117,841
Greentown Service Group Company Ltd.	20,000	19,947
Hang Lung Properties Ltd.	36,000	72,578
Hongkong Land Holdings Ltd.	19,800	96,741
Hulic Company Ltd.	5,800	52,191
LEG Immobilien SE	1,129	129,312
Mabanee Co. KPSC	13,203	39,939
NEPI Rockcastle PLC	8,280	55,147
Sagax AB, Class B	2,734	83,702
Shimao Services Holdings Ltd. (d)	11,000	5,825
SM Prime Holdings Inc.	179,100	130,573
Sunac Services Holdings Ltd. (a)(d)	24,000	14,646
Swire Properties Ltd.	21,000	51,908
Swiss Prime Site AG	1,173	116,165
Vonovia SE	11,605	544,043
Wharf Real Estate Investment Company Ltd.	26,000	128,530
		2,258,614
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	30,000	35,392
FirstService Corp.	600	86,864
KE Holdings Inc. ADR (a)	6,500	80,405
		202,661
Regional Banks - 0.0% *
Bandhan Bank Ltd. (d)	12,374	49,843
Bank of Chengdu Company Ltd. A Shares	6,600	15,537
Bank of Hangzhou Company Ltd. A Shares	5,547	12,271
Bank of Jiangsu Company Ltd., Class A	17,200	19,014
Bank of Nanjing Company Ltd., Class A	11,600	19,415
Bank of Ningbo Company Ltd. A Shares	7,956	46,578
Concordia Financial Group Ltd.	19,200	71,671
First Bancorp	9,152	120,074
OFG Bancorp	2,323	61,885
Popular Inc.	1,052	85,990
Resona Holdings Inc.	31,900	136,282
The Chiba Bank Ltd.	9,500	56,025
The Shizuoka Bank Ltd.	8,000	56,317
		750,902
Reinsurance - 0.1%
Enstar Group Ltd. (a)	581	151,728
Everest Re Group Ltd.	500	150,690
Greenlight Capital Re Ltd., Class A (a)	1,260	8,908
Hannover Rueck SE	935	159,755
Maiden Holdings Ltd. (a)	3,334	8,035
	Number of Shares	Fair Value
Muenchener Rueckversicherungs-Gesellschaft AG	2,203	$592,357
RenaissanceRe Holdings Ltd.	500	79,255
SiriusPoint Ltd. (a)	4,278	32,000
Swiss Re AG	4,734	452,509
		1,635,237
Renewable Electricity - 0.1%
Adani Green Energy Ltd. (a)	7,024	176,406
China Longyuan Power Group Corporation Ltd. H Shares	61,000	137,146
China Three Gorges Renewables Group Company Ltd. A Shares	30,800	29,616
China Yangtze Power Company Ltd. A Shares	27,100	93,615
EDP Renovaveis SA	4,869	125,910
Energy Absolute PCL NVDR	27,503	80,721
Engie Brasil Energia S.A.	3,233	29,418
Meridian Energy Ltd.	19,596	68,520
Northland Power Inc.	3,823	127,204
Sichuan Chuantou Energy Company Ltd., Class A	8,400	14,179
		882,735
Research & Consulting Services - 0.2%
Bureau Veritas S.A.	4,547	130,389
Clarivate PLC (a)	5,812	97,409
Experian PLC	14,513	560,399
Intertek Group PLC	2,510	171,618
Nihon M&A Center Holdings Inc.	5,100	71,553
RELX PLC	30,484	950,760
SGS S.A.	94	262,412
Teleperformance	921	352,837
Thomson Reuters Corp.	2,718	295,356
Wolters Kluwer N.V.	4,123	442,081
		3,334,814
Residential REITs - 0.0% *
Canadian Apartment Properties REIT	1,500	64,429
Restaurants - 0.1%
Compass Group PLC	28,065	605,341
Domino's Pizza Enterprises Ltd.	1,032	67,415
Haidilao International Holding Ltd. (d)	21,000	40,415
Jiumaojiu International Holdings Ltd. (d)	10,000	21,158
Jollibee Foods Corp.	7,580	32,914
Jubilant Foodworks Ltd.	1,493	51,593
McDonald's Holdings Company Japan Ltd.	1,400	58,395
Restaurant Brands International Inc.	4,400	257,296
Sodexo SA	1,361	111,393
Yum China Holdings Inc.	12,896	535,700
		1,781,620
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	75,159	124,522
Japan Retail Fund Investment Corp.	119	100,715
Klepierre S.A.	3,555	95,196
Link REIT	32,674	278,327

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Mapletree Commercial Trust	39,046	$54,405
RioCan Real Estate Investment Trust	2,800	56,558
Scentre Group	80,795	184,351
Unibail-Rodamco-Westfield (a)	1,926	145,106
Vicinity Centres	67,824	94,449
		1,133,629
Security & Alarm Services - 0.0% *
S-1 Corp.	184	10,794
Secom Company Ltd.	3,300	239,446
Securitas AB, Class B	5,588	63,602
Sohgo Security Services Company Ltd.	1,300	42,522
		356,364
Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc. China A Shares (a)	339	6,177
Advantest Corp.	3,100	242,757
ASM International N.V.	731	267,720
ASML Holding N.V.	6,528	4,387,388
Daqo New Energy Corp. ADR (a)	1,200	49,584
Disco Corp.	400	112,191
Flat Glass Group Company Ltd. H Shares	9,000	34,369
Flat Glass Group Company Ltd., Class A	1,700	11,985
Globalwafers Company Ltd.	4,000	93,100
Hangzhou First Applied Material Company Ltd., Class A	700	12,417
Kulicke & Soffa Industries Inc.	2,816	157,752
Lasertec Corp.	1,200	200,237
National Silicon Industry Group Company Ltd., Class A (a)	3,960	13,555
NAURA Technology Group Company Ltd., Class A	500	21,345
Shenzhen SC New Energy Technology Corp., Class A	100	1,148
SUMCO Corp.	5,600	91,919
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	4,500	30,025
Tokyo Electron Ltd.	2,400	1,236,253
Xinyi Solar Holdings Ltd.	87,985	153,164
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	1,400	13,126
		7,136,212
Semiconductors - 0.9%
ASE Technology Holding Company Ltd.	59,000	210,244
ASMedia Technology Inc.	1,000	66,812
eMemory Technology Inc.	1,000	63,546
Gigadevice Semiconductor Beijing Inc., Class A	560	12,342
Hangzhou Silan Microelectronics Company Ltd., Class A	1,100	8,329
Hua Hong Semiconductor Ltd. (a)(d)	8,000	33,414
Infineon Technologies AG	20,548	699,161
Ingenic Semiconductor Company Ltd., Class A	600	8,569
JA Solar Technology Company Ltd., Class A	1,500	18,447
	Number of Shares	Fair Value
JCET Group Company Ltd. A Shares	2,000	$7,690
LONGi Green Energy Technology Company Ltd., Class A	6,140	69,170
MediaTek Inc.	27,000	840,254
Montage Technology Company Ltd., Class A	1,327	13,982
Nanya Technology Corp.	22,000	52,481
Novatek Microelectronics Corp.	10,886	160,065
NXP Semiconductors N.V.	3,316	613,725
Realtek Semiconductor Corp.	8,040	119,432
Renesas Electronics Corp. (a)	19,700	228,950
Rohm Company Ltd.	1,500	116,810
SG Micro Corp., Class A	300	15,317
Shenzhen Goodix Technology Company Ltd., Class A	1,100	12,222
Silergy Corp.	1,222	143,281
SK Hynix Inc.	9,851	947,658
SK Square Company Ltd. (a)	1,778	82,699
StarPower Semiconductor Ltd. A Shares	200	12,075
STMicroelectronics N.V.	10,720	468,630
Taiwan Semiconductor Manufacturing Company Ltd.	445,557	9,139,939
Tianshui Huatian Technology Company Ltd. A Shares	8,200	13,499
Trina Solar Company Ltd. A Shares	1,600	14,709
Unigroup Guoxin Microelectronics Company Ltd., Class A	700	22,427
United Microelectronics Corp.	213,000	391,158
Vanguard International Semiconductor Corp.	16,330	70,317
Will Semiconductor Ltd. A Shares	800	24,150
Win Semiconductors Corp.	6,000	55,216
Winbond Electronics Corp.	54,000	57,839
		14,814,559
Silver - 0.0% *
Pan American Silver Corp.	3,200	87,414
Soft Drinks - 0.1%
Arca Continental SAB de CV	8,400	56,970
Carabao Group PCL NVDR	5,700	18,439
Coca-Cola European Partners PLC	3,200	155,552
Coca-Cola Femsa SAB de C.V.	9,775	53,689
Coca-Cola HBC AG	3,401	71,093
Fomento Economico Mexicano SAB de C.V.	34,600	286,905
Fraser & Neave Holdings Bhd	935	4,670
Ito En Ltd.	800	39,387
Nongfu Spring Company Ltd. H Shares (d)	31,800	167,677
Osotspa PCL NVDR	12,991	14,593
Suntory Beverage & Food Ltd.	2,400	91,751
		960,726
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,606	26,581

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E	1,113	$17,340
Chailease Holding Company Ltd.	24,100	211,389
Far East Horizon Ltd.	36,000	32,178
Mitsubishi UFJ Lease & Finance Company Ltd.	11,800	54,994
Piramal Enterprises Ltd.	1,919	55,023
Tokyo Century Corp.	500	18,386
		389,310
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	2,929	253,123
Asian Paints Ltd.	6,911	279,648
Chr Hansen Holding A/S	1,630	120,380
Clariant AG	3,791	66,057
Covestro AG (d)	2,994	151,636
Croda International PLC	2,176	224,360
Dongyue Group Ltd.	32,000	43,363
EMS-Chemie Holding AG	119	116,122
Evonik Industries AG	3,553	99,139
Givaudan S.A.	145	601,750
Hoshine Silicon Industry Company Ltd., Class A	200	3,278
Huabao International Holdings Ltd.	14,000	7,726
Johnson Matthey PLC	3,378	82,803
JSR Corp.	3,461	102,226
Kansai Paint Company Ltd.	3,200	51,527
Koninklijke DSM N.V.	2,747	494,264
Nippon Paint Holdings Company Ltd.	12,800	112,482
Nitto Denko Corp.	2,200	158,188
Novozymes A/S B Shares	3,205	221,022
Shanghai Putailai New Energy Technology Company Ltd., Class A	620	13,608
Shenzhen Capchem Technology Company Ltd., Class A	100	1,275
Shin-Etsu Chemical Company Ltd.	5,600	853,385
Sika AG	2,234	742,179
SK IE Technology Company Ltd. (a)(d)	391	40,284
Symrise AG	2,075	250,217
Umicore S.A.	3,046	132,432
Wanhua Chemical Group Company Ltd., Class A	2,800	35,467
Zhejiang Longsheng Group Company Ltd., Class A	4,500	7,694
Zhejiang Yongtai Technology Company Ltd., Class A (a)	600	3,577
		5,269,212
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	2,200	56,545
Chow Tai Fook Jewellery Group Ltd.	35,800	64,674
Hotel Shilla Company Ltd.	665	44,236
Jarir Marketing Co.	1,101	57,689
JD Sports Fashion PLC	43,506	84,024
JUMBO S.A.	2,251	33,732
		340,900
	Number of Shares	Fair Value
Steel - 0.2%
ArcelorMittal S.A.	10,003	$322,291
Baoshan Iron & Steel Company Ltd., Class A	20,800	22,052
BlueScope Steel Ltd.	7,639	119,208
China Steel Corp.	215,000	289,872
Cia Siderurgica Nacional S.A.	12,600	69,020
Eregli Demir ve Celik Fabrikalari TAS	26,013	57,042
Fortescue Metals Group Ltd.	26,578	409,999
Hitachi Metals Ltd. (a)	3,800	63,766
Hunan Valin Steel Company Ltd., Class A	16,700	14,393
Hyundai Steel Co.	1,549	52,606
Inner Mongolia BaoTou Steel Union Company Ltd., Class A (a)	42,400	14,806
JFE Holdings Inc.	7,600	106,676
JSW Steel Ltd.	15,213	146,140
Kumba Iron Ore Ltd.	1,262	56,059
Nippon Steel & Sumitomo Metal Corp.	13,400	237,149
Novolipetsk Steel PJSC GDR **	2,290	—
Novolipetsk Steel PJSC (a)**	4,980	—
POSCO	1,336	320,471
Severstal PAO GDR **	3,070	—
Severstal PAO **	695	—
Shanxi Meijin Energy Company Ltd., Class A (a)	3,500	7,011
Shanxi Taigang Stainless Steel Company Ltd., Class A	6,700	7,051
Tata Steel Ltd.	13,092	223,971
Vale S.A.	74,240	1,493,564
voestalpine AG	2,044	61,174
YongXing Special Materials Technology Company Ltd., Class A	200	3,701
		4,098,022
Systems Software - 0.0% *
360 Security Technology Inc., Class A (a)	4,700	7,355
BlackBerry Ltd. (a)	9,200	68,279
Check Point Software Technologies Ltd. (a)	1,703	235,457
CyberArk Software Ltd. (a)	600	101,250
JFrog Ltd. (a)	2,506	67,537
Ming Yuan Cloud Group Holdings Ltd.	12,000	16,171
Oracle Corporation Japan	537	37,324
Sangfor Technologies Inc., Class A	300	5,253
Totvs S.A.	8,338	63,834
Trend Micro Inc.	2,100	123,005
		725,465
Technology Distributors - 0.0% *
Synnex Technology International Corp.	24,178	63,111
Unisplendour Corporation Ltd., Class A	3,100	9,503
WPG Holdings Ltd.	29,938	58,324
		130,938
Technology Hardware, Storage & Peripherals - 0.5%
Acer Inc.	56,000	58,045
Advantech Company Ltd.	7,000	89,695
Asustek Computer Inc.	13,053	169,345

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Brother Industries Ltd.	4,100	$74,784
Canon Inc.	15,700	383,823
Catcher Technology Company Ltd.	13,000	65,219
China Greatwall Technology Group Company Ltd., Class A	7,300	13,171
Compal Electronics Inc.	75,225	70,074
FUJIFILM Holdings Corp.	5,615	343,770
Inspur Electronic Information Industry Company Ltd., Class A	3,100	13,208
Inventec Corp.	51,249	43,931
Lenovo Group Ltd.	132,000	143,025
Lite-On Technology Corp.	37,693	89,060
Logitech International S.A.	2,699	201,451
Micro-Star International Company Ltd.	13,000	58,366
Ninestar Corp., Class A	1,200	8,031
Pegatron Corp.	35,251	88,764
Quanta Computer Inc.	48,507	148,550
Ricoh Company Ltd.	11,400	99,018
Samsung Electronics Company Ltd.	86,306	4,938,685
Seiko Epson Corp.	4,900	73,834
Shenzhen Transsion Holdings Company Ltd., Class A	1,029	15,423
Wiwynn Corp.	1,000	35,276
Xiaomi Corp., Class B (a)(d)	259,000	452,693
		7,677,241
Textiles - 0.0% *
Eclat Textile Company Ltd.	4,000	66,219
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corporation Ltd.	30,925	966,965
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,616	45,318
Bridgestone Corp.	8,996	350,237
Cheng Shin Rubber Industry Company Ltd.	37,000	45,550
Cie Generale des Etablissements Michelin SCA	2,657	362,148
Hankook Tire & Technology Company Ltd.	1,075	29,680
MRF Ltd.	42	35,906
Sailun Group Company Ltd. A Shares	2,300	3,548
Shandong Linglong Tyre Company Ltd., Class A	1,500	5,195
		877,582
Tobacco - 0.2%
British American Tobacco PLC	34,385	1,447,372
Gudang Garam Tbk PT	5,500	12,090
Imperial Brands PLC	14,822	312,934
ITC Ltd.	54,058	177,886
Japan Tobacco Inc.	18,800	322,024
KT&G Corp.	2,121	141,110
RLX Technology Inc. ADR (a)	12,800	22,912
Smoore International Holdings Ltd. (d)	33,000	77,330
Swedish Match AB	24,597	186,618
		2,700,276
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	4,936	$130,397
AerCap Holdings N.V. (a)	2,100	105,588
Ashtead Group PLC	7,008	442,262
BOC Aviation Ltd. (d)	4,600	36,142
Brenntag AG	2,405	195,041
Bunzl PLC	5,261	204,493
Ferguson PLC	3,475	471,868
IMCD N.V.	883	151,505
ITOCHU Corp.	18,705	634,617
Marubeni Corp.	24,500	285,354
Mitsubishi Corp.	19,900	749,027
Mitsui & Company Ltd.	24,600	669,780
MonotaRO Company Ltd.	3,800	81,802
Reece Ltd.	5,067	71,594
Sichuan New Energy Power Company Ltd. (a)	800	2,433
Sumitomo Corp.	17,600	305,725
Toromont Industries Ltd.	1,400	132,832
Toyota Tsusho Corp.	3,300	135,846
Triton International Ltd.	3,070	215,453
		5,021,759
Trucking - 0.0% *
CJ Logistics Corp. (a)	172	18,275
DiDi Global Inc. (a)	4,300	10,750
Grab Holdings Ltd., Class A (a)	16,400	57,400
Localiza Rent a Car S.A.	11,000	141,437
Nippon Express Holdings Inc.	1,300	89,580
TFI International Inc.	1,300	138,581
		456,023
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	96,000	29,378
Cia de Saneamento Basico do Estado de Sao Paulo	7,100	71,285
Guangdong Investment Ltd.	52,000	70,864
Severn Trent PLC	3,885	156,940
United Utilities Group PLC	10,585	156,225
		484,692
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL NVDR	21,496	150,199
America Movil SAB de C.V. Series L	619,100	655,671
Axiata Group Bhd	52,100	46,961
Bharti Airtel Ltd. (a)	44,611	442,293
China United Network Communications Ltd., Class A	33,600	18,853
DiGi.Com Bhd	60,000	55,558
Etihad Etisalat Co.	7,348	81,285
Far EasTone Telecommunications Company Ltd.	29,000	74,306
Globe Telecom Inc.	385	18,895
Intouch Holdings PCL NVDR	12,700	29,641
Intouch Holdings PCL, Class F	6,200	14,498
KDDI Corp.	25,408	835,548
Maxis Bhd	48,500	45,236
Mobile Telecommunications Co. KSCP	38,479	79,545
Mobile Telecommunications Co. Saudi Arabia (a)	8,715	30,797

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Mobile TeleSystems PJSC ADR **	6,600	$—
Mobile TeleSystems PJSC **	3,970	—
MTN Group Ltd.	30,625	396,261
PLDT Inc.	1,375	49,159
Rogers Communications Inc., Class B	5,600	317,246
SK Telecom Company Ltd.	406	18,984
Softbank Corp.	45,200	528,758
SoftBank Group Corp.	19,000	852,037
Taiwan Mobile Company Ltd.	29,946	109,583
Tele2 AB B Shares	8,465	129,095
TIM S.A.	17,500	50,784
Turkcell Iletisim Hizmetleri A/S	17,641	27,109
Vodacom Group Ltd.	11,312	123,861
Vodafone Group PLC	429,582	706,031
		5,888,194
Total Common Stock (Cost $434,433,535)		427,612,205
Preferred Stock - 0.3%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	987	76,893
Hyundai Motor Co.	701	49,819
Hyundai Motor Co.	486	34,378
Porsche Automobil Holding SE	2,385	230,750
Volkswagen AG	2,915	503,845
		895,685
Commodity Chemicals - 0.0% *
Braskem S.A.	2,900	27,035
FUCHS PETROLUB SE	1,255	45,797
LG Chem Ltd.	164	36,785
		109,617
Diversified Banks - 0.1%
Banco Bradesco S.A.	89,610	419,014
Banco Inter S.A. (d)	1	2
Bancolombia S.A.	8,217	88,240
Itau Unibanco Holding S.A.	87,400	505,425
Itausa S.A.	82,280	186,136
		1,198,817
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	29,988
Cia Energetica de Minas Gerais	21,015	67,264
		97,252
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	2,445	209,968
Footwear - 0.0% *
Alpargatas S.A.	4,074	22,351
Healthcare Equipment - 0.0% *
Sartorius AG	408	181,110
Household Products - 0.0% *
Henkel AG & Company KGaA	2,777	186,945
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	86,200	606,780
Surgutneftegas PJSC **	115,200	—
		606,780
	Number of Shares	Fair Value
Personal Products - 0.0% *
LG Household & Health Care Ltd.	21	$8,756
Steel - 0.0% *
Gerdau S.A.	20,800	134,860
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Company Ltd.	14,792	766,454
Total Preferred Stock (Cost $4,475,310)		4,418,595
Rights - 0.0% (a)*
Electric Utilities - 0.0% *
Electricite De France SA (Expiring 04/04/22)	8,014	2,996
Life Sciences Tools & Services - 0.0% *
Samsung Biologics Company Ltd.(expiring 04/08/22)	20	3,102
Total Rights (Cost $0)		6,098
Warrants - 0.0% (a)*
Hotels, Resorts & Cruise Lines - 0.0% *
Minor International PCL (expiring 2/15/24)	1,300	130
Railroads - 0.0% *
BTS Group Holdings PCL(expiring 09/05/22)	9,760	162
BTS Group Holdings PCL(expiring 11/07/24)	4,880	71
BTS W8 R(expiring 07/22/22)	19,520	305
		538
Total Warrants (Cost $0)		668
Total Foreign Equity (Cost $438,908,845)		432,037,566

	Principal Amount
Bonds and Notes - 16.0%
U.S. Treasuries - 8.8%
U.S. Treasury Bonds
1.13% 08/15/40	$225,000	176,273
1.25% 08/15/31 - 05/15/50	700,000	603,890
1.38% 11/15/31 - 08/15/50	1,550,000	1,278,402
1.63% 11/15/50	200,000	164,063
1.88% 02/15/32 - 11/15/51	975,000	886,797
2.00% 02/15/50 - 08/15/51	1,100,000	990,601
2.25% 08/15/46 - 08/15/49	450,000	422,953
2.38% 11/15/49 - 05/15/51	490,000	479,555
2.50% 02/15/45 - 05/15/46	485,000	473,408
2.75% 11/15/42 - 11/15/47	1,025,000	1,051,391
2.88% 05/15/43 - 05/15/49	1,900,000	1,991,344
3.00% 11/15/44 - 02/15/49	1,800,000	1,937,852
3.13% 02/15/43 - 05/15/48	2,350,000	2,553,961
3.38% 05/15/44 - 11/15/48	900,000	1,043,047
3.63% 08/15/43 - 02/15/44	1,140,000	1,322,125
4.25% 05/15/39 - 11/15/40	200,000	250,062
4.38% 02/15/38 - 05/15/40	200,000	253,562
4.50% 02/15/36	100,000	126,500
4.63% 02/15/40	100,000	130,984
5.25% 02/15/29	200,000	235,375
5.50% 08/15/28	200,000	235,562
6.00% 02/15/26	427,000	481,476

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
6.13% 08/15/29	$200,000	$250,187
6.25% 08/15/23	1,650,000	1,741,652
6.38% 08/15/27	200,000	238,844
7.63% 02/15/25	200,000	228,328
U.S. Treasury Inflation Indexed Bonds
0.13% 02/15/51	1,057,998	1,086,269
0.25% 02/15/50	983,934	1,034,788
0.63% 02/15/43	953,573	1,064,364
0.75% 02/15/42 - 02/15/45	2,686,408	3,075,747
0.88% 02/15/47	954,792	1,142,609
1.00% 02/15/46 - 02/15/49	1,801,780	2,230,831
1.38% 02/15/44	1,037,169	1,330,131
1.75% 01/15/28	1,073,328	1,224,813
2.00% 01/15/26	1,416,140	1,583,331
2.13% 02/15/40 - 02/15/41	1,323,196	1,869,278
2.38% 01/15/25 - 01/15/27	3,165,312	3,562,486
2.50% 01/15/29	1,309,140	1,590,384
3.38% 04/15/32	395,878	557,586
3.63% 04/15/28	921,034	1,164,600
3.88% 04/15/29	1,111,344	1,467,893
U.S. Treasury Inflation Indexed Notes
0.13% 07/15/24 - 07/15/31	19,946,087	20,964,248
0.25% 01/15/25 - 07/15/29	4,060,073	4,284,263
0.38% 07/15/23 - 07/15/27	9,407,489	9,927,636
0.50% 04/15/24 - 01/15/28	3,720,237	3,936,472
0.63% 04/15/23 - 01/15/26	6,815,941	7,166,088
0.75% 07/15/28	1,662,814	1,814,949
0.88% 01/15/29	1,892,355	2,083,464
U.S. Treasury Notes
0.13% 06/30/23 - 09/15/23	2,250,000	2,194,707
0.25% 04/15/23 - 10/31/25	4,400,000	4,135,281
0.38% 04/30/25 - 09/30/27	4,200,000	3,808,500
0.50% 11/30/23 - 02/28/26	1,750,000	1,662,383
0.63% 12/31/27 - 08/15/30	1,700,000	1,495,867
0.75% 11/15/24 - 03/31/26	2,000,000	1,899,922
0.88% 11/15/30	1,450,000	1,284,609
1.13% 02/28/25 - 02/15/31	2,075,000	1,918,020
1.25% 04/30/28 - 06/30/28	1,700,000	1,582,172
1.38% 01/31/25 - 08/31/26	600,000	579,890
1.50% 09/30/24 - 02/15/30	1,900,000	1,828,289
1.63% 02/15/26 - 05/15/31	2,125,000	2,006,632
1.75% 05/15/23 - 11/15/29	850,000	837,012
1.88% 06/30/26 - 07/31/26	400,000	389,829
2.00% 02/15/25 - 11/15/26	2,494,000	2,455,640
2.13% 11/30/23 - 05/31/26	1,200,000	1,189,883
2.25% 12/31/23 - 11/15/27	3,840,000	3,810,322
2.38% 08/15/24 - 05/15/29	3,250,000	3,233,618
2.50% 08/15/23 - 01/31/25	850,000	850,270
2.63% 06/30/23 - 02/15/29	1,300,000	1,311,125
2.75% 05/31/23 - 02/15/28	4,000,000	4,039,948
2.88% 09/30/23 - 08/15/28	5,600,000	5,678,836
3.00% 09/30/25 - 10/31/25	2,300,000	2,336,156
3.13% 11/15/28	1,150,000	1,197,078
		145,436,413
Agency Mortgage Backed - 3.7%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	360,000	346,158
Federal Home Loan Banks
1.88% 09/11/26	500,000	484,995
3.25% 11/16/28	125,000	130,731
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	$380,000	$368,095
0.38% 07/21/25	500,000	465,535
1.50% 06/01/51 - 11/01/51	728,248	650,059
2.00% 01/01/36 - 03/01/52	5,043,073	4,732,912
2.50% 01/01/28 - 12/01/51	3,388,657	3,255,595
3.00% 07/01/30 - 06/01/51	2,260,786	2,252,578
3.50% 03/01/26 - 11/01/49	1,346,244	1,367,267
4.00% 06/01/42 - 08/01/48	484,275	502,429
4.50% 05/01/42 - 11/01/48	99,739	104,344
5.50% 01/01/38 - 04/01/39	180,888	198,237
6.00% 06/01/37 - 11/01/37	161,451	179,058
6.25% 07/15/32	250,000	331,522
Federal National Mortgage Assoc.
0.25% 07/10/23	455,000	444,553
0.50% 11/07/25	250,000	232,302
1.50% 04/01/36 - 03/01/51	2,364,892	2,183,644
1.67% 10/25/31 (e)	100,000	89,780
1.75% 07/02/24	225,000	221,868
2.00% 11/01/35 - 11/01/51	9,283,509	8,708,045
2.13% 04/24/26	200,000	197,136
2.50% 09/01/28 - 03/01/52	6,072,893	5,856,863
3.00% 04/01/30 - 09/01/51	3,294,982	3,279,648
3.50% 01/01/27 - 03/01/49	1,453,177	1,474,164
4.00% 10/01/41 - 02/01/50	1,292,585	1,337,288
4.50% 01/01/27 - 09/01/49	503,976	529,544
5.00% 12/01/39 - 05/01/41	99,082	106,874
5.50% 12/01/35 - 04/01/38	580,854	631,897
6.00% 03/01/34 - 08/01/37	728,231	804,886
Federal National Mortgage Assoc. TBA
1.50% 04/01/37 - 04/01/52 (f)	900,000	818,670
2.00% 04/01/37 - 04/01/52 (f)	575,000	538,718
2.50% 04/01/52 (f)	925,000	882,262
3.00% 04/01/52 (f)	600,000	586,685
3.50% 04/01/52 (f)	350,000	350,476
Government National Mortgage Assoc.
2.00% 10/20/50 - 01/20/52	2,450,054	2,336,958
2.50% 06/20/50 - 01/20/52	2,560,738	2,487,886
3.00% 10/15/42 - 12/20/50	1,954,360	1,950,582
3.50% 11/20/43 - 08/20/49	1,513,188	1,542,404
4.00% 12/20/40 - 09/20/46	697,756	730,472
4.50% 05/20/40 - 01/20/49	332,941	349,966
5.00% 08/15/41	561,842	606,377
Government National Mortgage Assoc. TBA
2.00% 04/01/52 (f)	525,000	499,237
2.50% 04/01/52 (f)	400,000	387,641
Tennessee Valley Authority
3.50% 12/15/42	100,000	102,149
U.S. Treasury Bonds
1.38% 12/31/28	250,000	233,672
2.38% 03/31/29	700,000	698,031
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/31	2,731,717	2,891,741
U.S. Treasury Notes
1.88% 02/28/29	200,000	193,094
2.25% 02/15/52	160,000	153,450

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
United States Treasury Inflation Indexed Bonds
0.13% 01/15/32 - 02/15/52	$1,448,564	$1,531,386
		61,339,864
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	62,978
1.56% 04/25/30	40,000	36,408
1.87% 01/25/30	58,333	54,535
3.39% 03/25/24	200,000	202,334
3.41% 12/25/26	200,000	204,930
3.78% 08/25/28	182,530	187,934
3.90% 04/25/28	100,000	105,887
3.90% 08/25/28 (e)	235,000	249,284
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	70,311
1.46% 03/25/31 (e)	145,000	128,660
1.74% 10/25/31 (e)	250,000	226,240
3.07% 06/25/27 (e)	213,640	215,826
		1,745,327
Asset Backed - 0.0% *
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	175,371
BA Credit Card Trust
0.44% 09/15/26	9,000	8,603
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	75,084
Drive Auto Receivables Trust 2021-3
0.79% 10/15/25	43,000	41,997
Hyundai Auto Receivables Trust 2021-C
0.74% 05/15/26	100,000	96,058
Santander Drive Auto Receivables Trust
0.95% 09/15/27	69,000	67,745
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	100,000	96,842
		561,700
Corporate Notes - 3.0%
3M Co.
2.65% 04/15/25	100,000	99,371
3.38% 03/01/29	25,000	25,419
Abbott Laboratories
3.75% 11/30/26	57,000	59,159
4.90% 11/30/46	25,000	30,517
AbbVie Inc.
2.60% 11/21/24	25,000	24,827
3.20% 05/14/26 - 11/21/29	105,000	104,481
3.80% 03/15/25	100,000	102,061
4.25% 11/14/28 - 11/21/49	60,000	62,741
4.30% 05/14/36	50,000	52,467
4.75% 03/15/45	50,000	54,554
4.88% 11/14/48	25,000	28,370
Adobe Inc.
3.25% 02/01/25	70,000	70,956
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	23,785
	Principal Amount	Fair Value
AEP Texas Inc.
3.45% 05/15/51	$35,000	$31,275
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	75,000	69,332
3.30% 01/30/32	100,000	90,390
African Development Bank
0.75% 04/03/23	50,000	49,416
0.88% 03/23/26	50,000	46,668
Agilent Technologies Inc.
2.75% 09/15/29	25,000	23,839
Air Lease Corp.
3.88% 07/03/23	50,000	50,480
4.25% 02/01/24	100,000	101,301
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	9,219
2.70% 05/15/40	25,000	22,260
Aircastle Ltd.
4.13% 05/01/24	20,000	19,957
5.00% 04/01/23	20,000	20,317
Alabama Power Co.
3.45% 10/01/49	50,000	46,204
Alexandria Real Estate Equities Inc.
4.85% 04/15/49	50,000	56,392
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	93,190
Allegion PLC
3.50% 10/01/29	15,000	14,518
Allina Health System
2.90% 11/15/51	10,000	8,386
Ally Financial Inc.
3.88% 05/21/24	75,000	75,928
Alphabet Inc.
2.05% 08/15/50	50,000	39,558
3.38% 02/25/24	50,000	51,081
Altria Group Inc.
4.80% 02/14/29	40,000	42,008
5.38% 01/31/44	70,000	72,712
5.80% 02/14/39	15,000	16,253
5.95% 02/14/49	40,000	43,524
Amazon.com Inc.
0.40% 06/03/23	105,000	103,359
1.65% 05/12/28	50,000	46,453
3.15% 08/22/27	50,000	50,728
4.05% 08/22/47	100,000	108,924
4.25% 08/22/57	50,000	56,737
America Movil SAB de C.V.
6.13% 03/30/40	100,000	124,524
American Airlines Pass Through Trust
3.15% 08/15/33	44,579	41,960
American Express Co.
0.75% 11/03/23	50,000	48,791
3.63% 12/05/24	50,000	50,951
American Homes 4 Rent LP
3.63% 04/15/32	20,000	19,503
American Honda Finance Corp.
2.40% 06/27/24	150,000	148,977
American International Group Inc.
2.50% 06/30/25	100,000	98,018
4.50% 07/16/44	50,000	54,090

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
American Tower Corp.
3.10% 06/15/50	$25,000	$20,227
3.95% 03/15/29	100,000	100,466
4.05% 03/15/32	10,000	10,030
American Water Capital Corp.
3.45% 06/01/29	50,000	50,218
AmerisourceBergen Corp.
3.45% 12/15/27	50,000	50,095
Amgen Inc.
3.15% 02/21/40	125,000	114,134
3.20% 11/02/27	100,000	100,444
3.35% 02/22/32	30,000	29,752
4.56% 06/15/48	50,000	54,218
Amphenol Corp.
4.35% 06/01/29	25,000	26,354
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	57,094
4.75% 04/15/58	50,000	54,144
5.55% 01/23/49	65,000	78,934
5.80% 01/23/59	25,000	31,354
8.00% 11/15/39	150,000	218,862
Anthem Inc.
4.38% 12/01/47	65,000	69,916
4.65% 01/15/43	50,000	55,030
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	44,113
2.60% 12/02/31	35,000	32,256
Apple Inc.
0.55% 08/20/25	200,000	186,464
1.20% 02/08/28	75,000	68,149
1.70% 08/05/31	50,000	44,842
2.40% 05/03/23 - 08/20/50	125,000	107,817
3.00% 11/13/27	50,000	50,343
4.38% 05/13/45	65,000	73,460
4.65% 02/23/46	85,000	100,205
Applied Materials Inc.
3.90% 10/01/25	60,000	61,756
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	19,492
3.25% 03/01/32	25,000	23,688
4.15% 05/01/52	15,000	14,122
Arch Capital Finance LLC
5.03% 12/15/46	50,000	54,561
Ares Capital Corp.
3.88% 01/15/26	50,000	49,134
4.20% 06/10/24	65,000	65,495
Arizona Public Service Co.
4.25% 03/01/49	25,000	24,945
Arrow Electronics Inc.
4.00% 04/01/25	40,000	40,584
Asian Development Bank
0.25% 07/14/23	135,000	131,768
0.75% 10/08/30	100,000	87,077
1.00% 04/14/26	50,000	46,868
1.50% 01/20/27	50,000	47,675
1.88% 03/15/29	50,000	47,914
3.13% 09/26/28	25,000	25,953
Assurant Inc.
4.90% 03/27/28	50,000	52,509
AstraZeneca PLC
0.70% 04/08/26	50,000	45,762
3.50% 08/17/23	25,000	25,371
4.00% 01/17/29	20,000	21,078
	Principal Amount	Fair Value
6.45% 09/15/37	$50,000	$66,666
AT&T Inc.
0.90% 03/25/24	50,000	48,457
2.75% 06/01/31	50,000	46,836
3.50% 09/15/53	150,000	132,625
3.65% 09/15/59	200,000	175,734
4.30% 02/15/30	20,000	21,147
4.35% 03/01/29 - 06/15/45	150,000	155,864
4.50% 05/15/35	95,000	100,775
4.75% 05/15/46	50,000	54,514
Athene Holding Ltd.
3.50% 01/15/31	10,000	9,568
Atmos Energy Corp.
4.30% 10/01/48	50,000	53,249
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	51,253
Automatic Data Processing Inc.
1.70% 05/15/28	20,000	18,596
AutoNation Inc.
2.40% 08/01/31	50,000	43,575
AutoZone Inc.
3.75% 04/18/29	50,000	50,497
AvalonBay Communities Inc.
2.05% 01/15/32	35,000	31,648
3.20% 01/15/28	40,000	39,596
Avangrid Inc.
3.80% 06/01/29	50,000	50,760
AXA S.A.
8.60% 12/15/30	50,000	66,236
Bain Capital Specialty Finance Inc.
2.55% 10/13/26	50,000	45,125
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
4.08% 12/15/47	50,000	50,340
Banco Santander S.A. (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (e)	100,000	100,694
Bank of America Corp.
3.95% 04/21/25	55,000	56,013
4.20% 08/26/24	100,000	102,478
5.00% 01/21/44	50,000	57,733
6.11% 01/29/37	100,000	119,465
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (e)	25,000	23,413
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (e)	25,000	22,769
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (e)	75,000	69,282
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (e)	100,000	94,759
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97% 02/04/33 (e)	100,000	93,794

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (e)	$50,000	$48,412
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (e)	125,000	124,982
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (e)	107,000	106,043
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (e)	100,000	100,629
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (e)	100,000	101,694
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (e)	50,000	52,220
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (e)	100,000	107,116
Bank of Montreal (0.95% fixed rate until 01/22/26; 0.60% + SOFR thereafter)
0.95% 01/22/27 (e)	100,000	91,760
Bank of Nova Scotia
2.95% 03/11/27	50,000	49,085
Banner Health
2.34% 01/01/30	75,000	69,680
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (e)	100,000	96,010
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (e)	100,000	92,003
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (e)	100,000	104,992
BAT Capital Corp.
2.79% 09/06/24	100,000	98,747
3.56% 08/15/27	100,000	97,313
3.98% 09/25/50	100,000	81,606
Baxter International Inc.
2.27% 12/01/28 (d)	50,000	46,322
BBVA USA
3.88% 04/10/25	50,000	50,915
Becton Dickinson & Co.
3.70% 06/06/27	66,000	66,987
Bell Canada Inc.
4.30% 07/29/49	30,000	31,867
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	24,246
4.20% 08/15/48	100,000	107,528
	Principal Amount	Fair Value
Biogen Inc.
4.05% 09/15/25	$100,000	$102,771
Black Hills Corp.
3.88% 10/15/49	25,000	23,553
4.35% 05/01/33	30,000	30,568
BlackRock Inc.
2.40% 04/30/30	20,000	18,926
3.25% 04/30/29	60,000	60,835
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	23,899
Booking Holdings Inc.
3.55% 03/15/28	50,000	50,552
Boston Properties LP
3.40% 06/21/29	50,000	49,559
Boston Scientific Corp.
4.55% 03/01/39	50,000	53,372
BP Capital Markets America Inc.
2.72% 01/12/32	35,000	32,984
2.77% 11/10/50	100,000	82,918
3.94% 09/21/28	25,000	25,863
4.23% 11/06/28	50,000	52,531
BPCE S.A.
4.00% 04/15/24	50,000	50,916
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	25,882
Brighthouse Financial Inc.
3.85% 12/22/51	50,000	41,706
Bristol-Myers Squibb Co.
2.95% 03/15/32	50,000	49,003
3.40% 07/26/29	17,000	17,296
3.55% 03/15/42	15,000	14,854
3.70% 03/15/52	20,000	20,123
4.13% 06/15/39	15,000	16,071
4.25% 10/26/49	40,000	43,785
4.35% 11/15/47	50,000	55,180
British Telecommunications PLC
9.63% 12/15/30	50,000	68,320
Broadcom Inc.
3.15% 11/15/25	40,000	39,732
3.50% 02/15/41 (d)	50,000	44,630
4.30% 11/15/32	130,000	131,813
4.75% 04/15/29	100,000	104,955
Brookfield Finance Inc.
3.90% 01/25/28	50,000	50,292
Brown & Brown Inc.
4.20% 03/17/32	15,000	15,243
Brunswick Corp.
4.40% 09/15/32	25,000	24,729
Bunge Limited Finance Corp.
1.63% 08/17/25	50,000	47,352
Burlington Northern Santa Fe LLC
3.55% 02/15/50	50,000	49,582
5.75% 05/01/40	75,000	93,717
California Institute of Technology
3.65% 09/01/19	20,000	17,312
Camden Property Trust
3.35% 11/01/49	10,000	9,361
4.10% 10/15/28	10,000	10,420
Campbell Soup Co.
2.38% 04/24/30	15,000	13,689
4.15% 03/15/28	50,000	51,329

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Canadian Imperial Bank of Commerce
1.00% 10/18/24	$50,000	$47,478
3.60% 04/07/32	10,000	9,958
Canadian National Railway Co.
2.95% 11/21/24	55,000	54,935
Canadian Natural Resources Ltd.
2.05% 07/15/25	50,000	47,951
Canadian Pacific Railway Co.
1.75% 12/02/26	50,000	47,198
2.05% 03/05/30	20,000	18,339
2.90% 02/01/25	50,000	49,851
Capital One Financial Co. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (e)	25,000	22,450
Capital One Financial Corp.
3.90% 01/29/24	75,000	76,222
4.20% 10/29/25	90,000	92,280
Carlisle Companies Inc.
2.20% 03/01/32	50,000	43,548
Carrier Global Corp.
2.24% 02/15/25	15,000	14,576
2.49% 02/15/27	15,000	14,320
3.58% 04/05/50	25,000	22,875
Caterpillar Financial Services Corp.
1.70% 01/08/27	20,000	18,942
2.85% 05/17/24	25,000	25,133
3.45% 05/15/23	25,000	25,319
Caterpillar Inc.
3.25% 04/09/50	50,000	48,565
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	66,090
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	101,358
Cenovus Energy Inc.
6.80% 09/15/37	50,000	61,762
CenterPoint Energy Houston Electric LLC
4.50% 04/01/44	50,000	55,023
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	58,739
4.80% 03/01/50	95,000	90,525
4.91% 07/23/25	50,000	51,773
5.25% 04/01/53	25,000	25,329
6.48% 10/23/45	75,000	85,480
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39 (d)	55,000	48,127
Chevron Corp.
2.90% 03/03/24	50,000	50,526
Chevron USA Inc.
3.25% 10/15/29	100,000	101,613
Chubb INA Holdings Inc.
4.35% 11/03/45	50,000	54,651
CI Financial Corp.
4.10% 06/15/51	50,000	43,791
Cigna Corp.
2.40% 03/15/30	15,000	13,886
3.75% 07/15/23	20,000	20,298
4.38% 10/15/28	40,000	42,074
	Principal Amount	Fair Value
4.50% 02/25/26	$50,000	$52,301
4.80% 08/15/38	30,000	32,985
4.90% 12/15/48	80,000	90,064
Cisco Systems Inc.
5.90% 02/15/39	50,000	65,381
Citigroup Inc.
3.70% 01/12/26	150,000	151,938
3.88% 03/26/25	50,000	50,640
4.30% 11/20/26	100,000	102,946
Citigroup Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (e)	35,000	31,386
Citigroup Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (e)	50,000	46,800
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (e)	100,000	100,269
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (e)	100,000	99,311
Citigroup Inc. (3.78% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (e)	50,000	49,688
Citigroup Inc. (4.08% fixed rate until 04/23/28; 1.19% + 3 month USD LIBOR thereafter)
4.08% 04/23/29 (e)	75,000	76,579
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (e)	100,000	116,552
Citrix Systems Inc.
3.30% 03/01/30	25,000	24,764
CME Group Inc.
2.65% 03/15/32	20,000	19,138
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	102,153
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	29,287
Comcast Corp.
2.65% 02/01/30	35,000	33,632
2.94% 11/01/56 (d)	100,000	83,398
3.38% 08/15/25	50,000	50,650
3.40% 07/15/46	100,000	94,260
3.45% 02/01/50	135,000	127,121
3.55% 05/01/28	100,000	101,898
4.60% 10/15/38	30,000	33,138
4.70% 10/15/48	40,000	45,226
Comerica Inc.
4.00% 02/01/29	50,000	51,771
Commonwealth Edison Co.
4.60% 08/15/43	100,000	109,815
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,138
5.30% 11/01/38	60,000	65,872
ConocoPhillips
6.50% 02/01/39	50,000	66,858

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	$50,000	$48,606
4.13% 05/15/49	50,000	50,848
Constellation Brands Inc.
3.50% 05/09/27	25,000	25,158
3.75% 05/01/50	5,000	4,641
5.25% 11/15/48	15,000	16,875
Consumers Energy Co.
4.05% 05/15/48	50,000	52,714
Continental Resources Inc.
3.80% 06/01/24	85,000	85,542
Cooperatieve Rabobank UA
0.38% 01/12/24	75,000	72,023
Corning Inc.
3.90% 11/15/49	50,000	48,274
Credit Suisse AG
3.63% 09/09/24	50,000	50,579
Credit Suisse Group AG
4.88% 05/15/45	50,000	51,870
Crown Castle International Corp.
3.15% 07/15/23	55,000	55,372
3.80% 02/15/28	25,000	24,977
5.20% 02/15/49	50,000	55,765
CSX Corp.
4.10% 03/15/44	43,000	44,002
4.25% 03/15/29	50,000	52,975
CubeSmart LP
4.38% 02/15/29	15,000	15,734
Cummins Inc.
1.50% 09/01/30	50,000	43,313
CVS Health Corp.
3.88% 07/20/25	50,000	51,027
4.10% 03/25/25	13,000	13,347
4.30% 03/25/28	43,000	45,077
4.78% 03/25/38	95,000	103,708
5.05% 03/25/48	90,000	101,973
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24	25,000	25,119
D.R. Horton Inc.
1.30% 10/15/26	55,000	50,093
Darden Restaurants Inc.
4.55% 02/15/48	15,000	14,588
Deere & Co.
2.75% 04/15/25	75,000	74,869
Dell International LLC/EMC Corp.
3.38% 12/15/41 (d)	25,000	21,097
6.02% 06/15/26	75,000	81,376
6.20% 07/15/30	50,000	57,301
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	101,274
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (e)	100,000	97,878
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (e)	100,000	94,309
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (e)	50,000	49,973
	Principal Amount	Fair Value
Deutsche Telekom International Finance BV
8.75% 06/15/30	$50,000	$67,203
Devon Energy Corp.
5.00% 06/15/45	50,000	54,462
DH Europe Finance II Sarl
3.40% 11/15/49	25,000	23,605
Diageo Capital PLC
2.13% 04/29/32	100,000	90,666
Diamondback Energy Inc.
3.50% 12/01/29	50,000	49,518
Digital Realty Trust LP
4.45% 07/15/28	50,000	52,045
Discover Financial Services
3.75% 03/04/25	100,000	101,059
Discovery Communications LLC
4.65% 05/15/50	50,000	48,806
Dollar Tree Inc.
4.00% 05/15/25	50,000	51,215
Dominion Energy Inc.
1.45% 04/15/26	40,000	37,301
4.25% 06/01/28	50,000	51,990
DTE Electric Co.
3.70% 03/15/45	45,000	44,303
Duke Energy Corp.
3.95% 08/15/47	75,000	72,902
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (e)	25,000	22,146
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	101,792
4.30% 02/01/49	100,000	106,791
Duke Realty LP
2.25% 01/15/32	50,000	44,950
DuPont de Nemours Inc.
4.21% 11/15/23	50,000	51,161
5.32% 11/15/38	15,000	17,283
5.42% 11/15/48	40,000	48,415
Eagle Materials Inc.
2.50% 07/01/31	25,000	22,271
eBay Inc.
1.40% 05/10/26	50,000	46,513
Ecolab Inc.
2.13% 02/01/32	25,000	22,879
3.25% 12/01/27	70,000	71,128
Eli Lilly & Co.
2.25% 05/15/50	50,000	40,697
2.75% 06/01/25	22,000	21,928
3.38% 03/15/29	13,000	13,384
Emera US Finance LP
3.55% 06/15/26	60,000	60,007
Emory University
2.14% 09/01/30	40,000	37,537
Enable Midstream Partners LP
4.95% 05/15/28	60,000	62,349
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	80,844
Enbridge Inc.
2.50% 08/01/33	25,000	22,216
Enel Chile S.A.
4.88% 06/12/28	25,000	25,868
Energy Transfer LP
6.00% 06/15/48	50,000	55,583

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
6.25% 04/15/49	$50,000	$57,351
6.50% 02/01/42	50,000	57,513
Enstar Group Ltd.
3.10% 09/01/31	10,000	8,954
Entergy Louisiana LLC
4.05% 09/01/23	50,000	50,822
Entergy Texas Inc.
4.00% 03/30/29	100,000	103,546
Enterprise Products Operating LLC
4.20% 01/31/50	35,000	34,789
4.25% 02/15/48	25,000	25,108
4.45% 02/15/43	42,000	42,310
4.80% 02/01/49	25,000	26,821
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (e)	50,000	46,431
EOG Resources Inc.
4.38% 04/15/30	25,000	27,030
Equinix Inc.
2.15% 07/15/30	65,000	57,075
2.63% 11/18/24	65,000	64,069
Equinor ASA
3.95% 05/15/43	50,000	51,769
Essential Utilities Inc.
2.70% 04/15/30	25,000	23,418
European Bank for Reconstruction & Development
1.63% 09/27/24	75,000	73,385
European Investment Bank
0.38% 12/15/25	100,000	92,228
1.38% 03/15/27	100,000	94,678
1.88% 02/10/25	100,000	98,214
2.25% 06/24/24	50,000	49,839
2.63% 03/15/24	185,000	185,966
Evergy Metro Inc.
4.20% 06/15/47	100,000	103,686
Eversource Energy
2.90% 10/01/24	100,000	99,594
Exelon Generation Company LLC
3.25% 06/01/25	45,000	44,899
Expedia Group Inc.
3.25% 02/15/30	35,000	33,397
Extra Space Storage LP
3.90% 04/01/29	5,000	5,018
Exxon Mobil Corp.
2.71% 03/06/25	50,000	49,941
2.99% 03/19/25	50,000	50,271
3.04% 03/01/26	50,000	50,409
3.10% 08/16/49	25,000	22,873
4.23% 03/19/40	50,000	53,978
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	25,758
Federal Realty Investment Trust
3.20% 06/15/29	50,000	48,941
FedEx Corp.
4.05% 02/15/48	100,000	98,656
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	25,603
	Principal Amount	Fair Value
Fidelity National Information Services Inc.
0.60% 03/01/24	$50,000	$47,865
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (e)	25,000	23,235
Fiserv Inc.
3.50% 07/01/29	45,000	44,283
3.80% 10/01/23	25,000	25,407
Flex Ltd.
4.88% 06/15/29	25,000	26,161
Florida Power & Light Co.
2.88% 12/04/51	50,000	44,827
4.13% 02/01/42	50,000	52,910
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	75,000	69,940
Fortune Brands Home & Security Inc.
4.00% 03/25/32	25,000	25,028
Fox Corp.
4.03% 01/25/24	125,000	127,612
Freeport-McMoRan Inc.
4.63% 08/01/30	100,000	102,235
FS KKR Capital Corp.
4.13% 02/01/25	25,000	24,932
GATX Corp.
3.50% 03/15/28	25,000	24,821
GE Capital International Funding Company Unlimited Co.
4.42% 11/15/35	100,000	107,824
General Dynamics Corp.
3.38% 05/15/23	50,000	50,587
3.75% 05/15/28	55,000	56,565
General Motors Co.
5.40% 10/02/23	100,000	103,618
General Motors Financial Company Inc.
3.10% 01/12/32	50,000	44,992
4.35% 01/17/27	100,000	101,806
5.25% 03/01/26	55,000	57,644
Georgia Power Co.
2.65% 09/15/29	75,000	70,859
Gilead Sciences Inc.
3.65% 03/01/26	25,000	25,464
3.70% 04/01/24	50,000	50,887
4.80% 04/01/44	50,000	55,042
5.65% 12/01/41	50,000	60,518
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	56,182
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	76,486
Global Payments Inc.
2.65% 02/15/25	100,000	98,135
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	50,000	48,522
5.25% 06/01/25	10,000	10,299
5.38% 04/15/26	20,000	20,881
5.75% 06/01/28	10,000	10,767
Halliburton Co.
3.50% 08/01/23	6,000	6,061
5.00% 11/15/45	50,000	54,265
Hasbro Inc.
3.00% 11/19/24	50,000	49,777

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
HCA Inc.
4.75% 05/01/23	$30,000	$30,782
5.00% 03/15/24	50,000	51,829
5.25% 04/15/25	35,000	36,809
5.50% 06/15/47	35,000	39,513
Hewlett Packard Enterprise Co.
6.35% 10/15/45	50,000	58,594
Highwoods Realty LP
4.20% 04/15/29	25,000	25,474
Honeywell International Inc.
3.35% 12/01/23	50,000	50,677
5.38% 03/01/41	50,000	62,034
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	47,683
HP Inc.
4.20% 04/15/32	25,000	24,918
6.00% 09/15/41	37,000	43,129
HSBC Holdings PLC
4.95% 03/31/30	100,000	106,988
5.25% 03/14/44	75,000	82,632
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (e)	100,000	100,529
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (e)	100,000	100,995
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (e)	100,000	100,230
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (e)	100,000	101,400
Hubbell Inc.
3.50% 02/15/28	50,000	49,947
Humana Inc.
3.70% 03/23/29	20,000	20,063
Huntsman International LLC
4.50% 05/01/29	20,000	20,653
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	27,586
IDEX Corp.
3.00% 05/01/30	10,000	9,399
Illinois Tool Works Inc.
2.65% 11/15/26	50,000	49,452
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	15,000	12,803
Intel Corp.
2.45% 11/15/29	50,000	47,713
3.75% 03/25/27	50,000	51,780
4.95% 03/25/60	100,000	122,672
Inter-American Development Bank
0.63% 07/15/25	50,000	46,922
1.13% 01/13/31	75,000	67,280
2.13% 01/15/25	125,000	123,570
2.38% 07/07/27	100,000	99,083
2.63% 01/16/24	100,000	100,537
	Principal Amount	Fair Value
Intercontinental Exchange Inc.
2.65% 09/15/40	$50,000	$42,907
3.00% 06/15/50	15,000	13,139
3.45% 09/21/23	90,000	91,117
International Bank for Reconstruction & Development
0.63% 04/22/25	300,000	283,068
0.75% 11/24/27	185,000	167,542
1.25% 02/10/31	150,000	135,454
2.50% 07/29/25	150,000	149,485
International Business Machines Corp.
3.50% 05/15/29	130,000	132,577
4.00% 06/20/42	50,000	51,128
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	16,464
Intuit Inc.
0.65% 07/15/23	65,000	63,612
Invitation Homes Operating Partnership LP
2.30% 11/15/28	15,000	13,634
2.70% 01/15/34	15,000	13,127
Jefferies Group LLC
2.75% 10/15/32	35,000	31,333
John Deere Capital Corp.
1.45% 01/15/31	70,000	61,526
2.35% 03/08/27	25,000	24,317
Johnson & Johnson
2.45% 03/01/26	75,000	74,608
3.40% 01/15/38	25,000	25,417
3.50% 01/15/48	30,000	30,838
4.38% 12/05/33	50,000	56,174
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	100,437
6.40% 05/15/38	100,000	130,678
JPMorgan Chase & Co. (0.77% fixed rate until 08/09/24; 0.49% + SOFR thereafter)
0.77% 08/09/25 (e)	50,000	47,442
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/26; 0.80% + SOFR thereafter)
1.05% 11/19/26 (e)	150,000	138,675
JPMorgan Chase & Co. (2.58% fixed rate until 04/22/31; 1.25% + SOFR thereafter)
2.58% 04/22/32 (e)	75,000	68,779
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (e)	30,000	29,276
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (e)	35,000	32,814
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (e)	50,000	50,150

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (e)	$75,000	$75,525
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (e)	100,000	101,154
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (e)	50,000	50,802
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (e)	25,000	25,312
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (e)	100,000	102,185
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (e)	100,000	102,254
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (e)	50,000	50,801
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (e)	50,000	52,263
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	61,722
Kansas City Southern
4.70% 05/01/48	50,000	55,354
Kemper Corp.
3.80% 02/23/32	25,000	24,121
Kennametal Inc.
4.63% 06/15/28	25,000	25,954
Kentucky Utilities Co.
4.38% 10/01/45	40,000	41,638
Keurig Dr Pepper Inc.
4.99% 05/25/38	50,000	55,099
Keysight Technologies Inc.
3.00% 10/30/29	25,000	23,868
Kilroy Realty LP
3.45% 12/15/24	50,000	50,154
Kimberly Clark Corp.
2.00% 11/02/31	50,000	45,592
Kimberly-Clark Corp.
1.05% 09/15/27	25,000	22,725
Kimco Realty Corp.
3.70% 10/01/49	50,000	46,453
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	51,497
Kinder Morgan Inc.
1.75% 11/15/26	30,000	27,888
3.60% 02/15/51	25,000	22,144
5.05% 02/15/46	50,000	53,034
KLA Corp.
4.65% 11/01/24	65,000	67,369
	Principal Amount	Fair Value
Kraft Heinz Foods Co.
6.88% 01/26/39	$150,000	$184,933
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	46,529
0.75% 09/30/30	75,000	65,532
1.25% 01/31/25	50,000	48,253
2.00% 05/02/25	250,000	245,827
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	50,669
4.85% 04/27/35	40,000	43,551
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	101,409
Lam Research Corp.
3.80% 03/15/25	65,000	66,524
Landwirtschaftliche Rentenbank
2.50% 11/15/27	25,000	24,838
Lear Corp.
4.25% 05/15/29	25,000	25,331
5.25% 05/15/49	25,000	26,834
Life Storage LP
4.00% 06/15/29	50,000	50,594
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	51,145
Lloyds Banking Group PLC (0.70% fixed rate until 05/11/23; 0.55% + 1 year CMT Rate thereafter)
0.70% 05/11/24 (e)	200,000	194,852
Lockheed Martin Corp.
4.70% 05/15/46	50,000	57,857
Lowe's Companies Inc.
1.70% 10/15/30	45,000	39,312
2.50% 04/15/26	80,000	78,061
2.63% 04/01/31	25,000	23,403
3.00% 10/15/50	30,000	25,505
3.38% 09/15/25	30,000	30,302
LYB International Finance BV
4.88% 03/15/44	75,000	79,679
Magallanes Inc.
3.76% 03/15/27 (d)	75,000	74,891
4.28% 03/15/32 (d)	115,000	115,647
5.05% 03/15/42 (d)	15,000	15,303
5.14% 03/15/52	35,000	35,831
5.39% 03/15/62	15,000	15,498
Magellan Midstream Partners LP
3.95% 03/01/50	50,000	47,249
Manulife Financial Corp.
3.70% 03/16/32	50,000	50,438
Marathon Petroleum Corp.
4.50% 04/01/48	25,000	25,127
Markel Corp.
3.50% 11/01/27	50,000	50,120
Marriott International Inc.
4.63% 06/15/30	65,000	67,846
5.75% 05/01/25	40,000	42,476
Marsh & McLennan Companies Inc.
4.38% 03/15/29	25,000	26,443
Marsh & McLennan Companies Inc.
2.90% 12/15/51	100,000	83,686
Martin Marietta Materials Inc.
3.50% 12/15/27	50,000	50,289

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Massachusetts Institute of Technology
3.89% 07/01/16	$126,000	$124,555
Mastercard Inc.
2.00% 03/03/25	100,000	98,391
2.95% 11/21/26	50,000	50,337
McCormick & Company Inc.
0.90% 02/15/26	100,000	91,592
McDonald's Corp.
3.50% 07/01/27	25,000	25,442
3.63% 09/01/49	55,000	52,621
3.70% 02/15/42	50,000	48,224
3.80% 04/01/28	50,000	51,574
MDC Holdings Inc.
3.97% 08/06/61	25,000	19,475
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	101,072
Merck & Company Inc.
1.90% 12/10/28	25,000	23,550
3.40% 03/07/29	75,000	76,810
4.00% 03/07/49	40,000	43,216
Mercy Health
4.30% 07/01/28	100,000	104,325
MetLife Inc.
4.13% 08/13/42	50,000	51,931
6.50% 12/15/32	50,000	62,950
Microchip Technology Inc.
4.25% 09/01/25	75,000	75,970
Micron Technology Inc.
4.66% 02/15/30	75,000	78,902
Microsoft Corp.
2.53% 06/01/50	100,000	86,713
2.88% 02/06/24	50,000	50,643
3.04% 03/17/62	75,000	70,159
3.30% 02/06/27	100,000	102,603
3.45% 08/08/36	48,000	49,824
Mitsubishi UFJ Financial Group Inc.
2.76% 09/13/26	50,000	48,554
3.96% 03/02/28	50,000	50,820
4.05% 09/11/28	100,000	102,148
4.15% 03/07/39	25,000	25,870
Mizuho Financial Group Inc.
4.02% 03/05/28	100,000	101,483
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (e)	100,000	98,723
Moody's Corp.
3.25% 05/20/50	50,000	44,438
Morgan Stanley
4.00% 07/23/25	95,000	97,346
4.35% 09/08/26	50,000	51,578
Morgan Stanley (2.19% fixed rate until 04/28/25; 1.99% + SOFR thereafter)
2.19% 04/28/26 (e)	100,000	96,740
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (e)	75,000	67,914
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (e)	115,000	113,781
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (e)	$50,000	$41,809
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (e)	50,000	46,851
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74% 04/24/24 (e)	110,000	111,094
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (e)	100,000	100,793
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (e)	100,000	107,480
MPLX LP
4.00% 03/15/28	35,000	35,542
4.50% 07/15/23	50,000	50,832
4.80% 02/15/29	70,000	74,648
Mylan Inc.
4.55% 04/15/28	50,000	50,556
Nasdaq Inc.
3.25% 04/28/50	20,000	17,308
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (e)	150,000	144,358
National Fuel Gas Co.
4.75% 09/01/28	50,000	50,509
National Retail Properties Inc.
3.60% 12/15/26	100,000	100,751
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	42,143
4.40% 11/01/48	10,000	10,809
Natwest Group PLC
3.88% 09/12/23	100,000	100,992
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (e)	100,000	103,911
Nevada Power Co.
3.70% 05/01/29	125,000	128,647
Newmont Corp.
2.60% 07/15/32	50,000	45,985
Nextera Energy Capital Holding Inc.
0.00% 03/21/24	40,000	40,018
NextEra Energy Capital Holdings Inc.
3.50% 04/01/29	50,000	50,273
NIKE Inc.
3.25% 03/27/40	50,000	48,604
NiSource Inc.
4.38% 05/15/47	50,000	50,806
Nomura Holdings Inc.
1.85% 07/16/25	100,000	94,382
Nordic Investment Bank
0.38% 09/11/25	75,000	69,487

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Norfolk Southern Corp.
3.70% 03/15/53	$25,000	$24,900
3.80% 08/01/28	30,000	30,688
3.94% 11/01/47	60,000	61,286
Northern Trust Corp.
1.95% 05/01/30	40,000	36,658
Northrop Grumman Corp.
2.93% 01/15/25	50,000	49,940
4.03% 10/15/47	50,000	52,580
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	46,896
Northwestern University
3.66% 12/01/57	10,000	10,879
Novartis Capital Corp.
4.40% 05/06/44	50,000	56,761
Nucor Corp.
2.00% 06/01/25	35,000	33,927
3.13% 04/01/32	10,000	9,663
Nutrien Ltd.
5.00% 04/01/49	50,000	57,887
NVIDIA Corp.
0.58% 06/14/24	40,000	38,400
1.55% 06/15/28	50,000	45,933
NXP BV/NXP Funding LLC
5.55% 12/01/28 (d)	100,000	109,538
Office Properties Income Trust
4.50% 02/01/25	75,000	74,833
Ohio Power Co.
1.63% 01/15/31	100,000	85,675
OhioHealth Corp.
2.83% 11/15/41	25,000	22,053
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	49,401
Oncor Electric Delivery Company LLC
3.80% 06/01/49	50,000	50,660
ONE Gas Inc.
1.10% 03/11/24	25,000	24,052
4.50% 11/01/48	20,000	21,340
ONEOK Inc.
4.35% 03/15/29	50,000	51,049
ONEOK Partners LP
6.13% 02/01/41	62,000	68,196
Oracle Corp.
2.65% 07/15/26	100,000	96,139
3.25% 05/15/30	50,000	47,230
3.60% 04/01/40	50,000	43,342
3.95% 03/25/51	80,000	70,019
4.00% 07/15/46	100,000	88,845
4.30% 07/08/34	100,000	98,635
Orange S.A.
9.00% 03/01/31	50,000	69,462
Owens Corning
3.88% 06/01/30	50,000	50,508
PACCAR Financial Corp.
0.80% 06/08/23	70,000	68,832
Pacific Gas & Electric Co.
1.70% 11/15/23	15,000	14,628
3.25% 06/01/31	60,000	54,261
4.20% 06/01/41	115,000	100,662
Pacific Gas and Electric Co.
4.40% 03/01/32	25,000	24,564
PacifiCorp
4.15% 02/15/50	50,000	52,314
6.25% 10/15/37	53,000	66,117
	Principal Amount	Fair Value
Parker-Hannifin Corp.
4.00% 06/14/49	$20,000	$19,902
PayPal Holdings Inc.
2.40% 10/01/24	150,000	149,428
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	21,836
PepsiCo Inc.
2.25% 03/19/25	50,000	49,504
3.38% 07/29/49	35,000	34,492
3.45% 10/06/46	50,000	49,736
PerkinElmer Inc.
2.25% 09/15/31	35,000	30,962
3.30% 09/15/29	15,000	14,644
Pfizer Inc.
1.75% 08/18/31	100,000	89,936
4.30% 06/15/43	100,000	110,830
Philip Morris International Inc.
3.38% 08/15/29	50,000	49,771
3.88% 08/21/42	92,000	85,785
Phillips 66
3.70% 04/06/23	100,000	101,345
4.88% 11/15/44	25,000	27,685
Phillips 66 Partners LP
3.15% 12/15/29	50,000	48,277
Pioneer Natural Resources Co.
2.15% 01/15/31	25,000	22,509
PNC Bank NA
3.10% 10/25/27	100,000	100,194
PPL Capital Funding Inc.
3.10% 05/15/26	50,000	49,327
President & Fellows of Harvard College
3.15% 07/15/46	50,000	48,021
Principal Financial Group Inc.
3.40% 05/15/25	50,000	50,181
Prologis LP
4.38% 02/01/29	65,000	69,187
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	20,197
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (e)	25,000	22,884
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (e)	100,000	102,500
Public Service Company of Colorado
3.70% 06/15/28	50,000	51,252
4.10% 06/15/48	30,000	31,629
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	37,198
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	14,888
Public Storage
3.39% 05/01/29	30,000	30,392
Puget Energy Inc.
3.65% 05/15/25	50,000	50,217
QUALCOMM Inc.
3.25% 05/20/50	65,000	62,787

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Quest Diagnostics Inc.
4.25% 04/01/24	$50,000	$51,275
Raytheon Technologies Corp.
3.13% 07/01/50	50,000	44,979
3.95% 08/16/25	15,000	15,480
4.15% 05/15/45	100,000	103,120
4.45% 11/16/38	60,000	65,109
4.63% 11/16/48	15,000	16,934
Realty Income Corp.
3.40% 01/15/28	50,000	49,906
4.60% 02/06/24	20,000	20,542
Regency Centers LP
4.13% 03/15/28	25,000	25,854
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	45,000	38,980
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	51,455
RELX Capital Inc.
4.00% 03/18/29	25,000	25,732
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	25,033
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	75,000	89,944
Rockwell Automation Inc.
3.50% 03/01/29	45,000	46,295
Rogers Communications Inc.
3.80% 03/15/32 (d)	30,000	29,766
4.50% 03/15/42 (d)	10,000	10,156
4.55% 03/15/52 (d)	50,000	50,270
Roper Technologies Inc.
3.80% 12/15/26	75,000	76,835
Royal Bank of Canada
0.88% 01/20/26	100,000	91,950
Royalty Pharma PLC
3.30% 09/02/40	50,000	42,694
RPM International Inc.
4.25% 01/15/48	50,000	50,538
Ryder System Inc.
1.75% 09/01/26	15,000	13,992
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	142,742
Sabra Health Care LP
3.90% 10/15/29	25,000	24,082
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	22,050
Salesforce.com Inc.
3.05% 07/15/61	25,000	22,151
San Diego Gas & Electric Co.
3.60% 09/01/23	50,000	50,640
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (e)	100,000	92,222
Sempra Energy
3.80% 02/01/38	50,000	49,212
Shell International Finance BV
2.88% 05/10/26	100,000	100,236
3.50% 11/13/23	25,000	25,455
4.00% 05/10/46	50,000	52,065
4.38% 05/11/45	50,000	54,256
6.38% 12/15/38	50,000	66,294
	Principal Amount	Fair Value
Simon Property Group LP
2.65% 02/01/32	$50,000	$46,236
3.25% 09/13/49	50,000	44,823
Snap-on Inc.
3.10% 05/01/50	15,000	13,746
Southern California Edison Co.
3.45% 02/01/52	25,000	22,513
3.60% 02/01/45	50,000	44,860
4.20% 03/01/29	25,000	25,877
Southern California Gas Co.
2.55% 02/01/30	50,000	46,961
Southern Copper Corp.
5.88% 04/23/45	25,000	30,711
Southwest Airlines Co.
3.00% 11/15/26	50,000	49,087
Southwest Gas Corp.
4.05% 03/15/32	15,000	14,953
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	21,564
Southwestern Public Service Co.
3.15% 05/01/50	50,000	45,172
Spectra Energy Partners LP
3.50% 03/15/25	50,000	50,320
Spirit Realty LP
2.70% 02/15/32	30,000	27,064
SSM Health Care Corp.
3.69% 06/01/23	10,000	10,093
Stanley Black & Decker Inc.
2.30% 03/15/30	50,000	46,435
Starbucks Corp.
3.00% 02/14/32	45,000	43,005
3.75% 12/01/47	35,000	33,384
Stryker Corp.
4.63% 03/15/46	25,000	27,806
Sumitomo Mitsui Financial Group Inc.
2.14% 09/23/30	25,000	21,910
2.70% 07/16/24	100,000	99,060
3.01% 10/19/26	100,000	98,140
3.35% 10/18/27	50,000	49,486
4.31% 10/16/28	25,000	25,862
Suncor Energy Inc.
3.10% 05/15/25	75,000	74,676
6.85% 06/01/39	50,000	64,724
Suzano Austria GmbH
3.75% 01/15/31	55,000	51,769
Synchrony Financial
3.95% 12/01/27	25,000	24,852
Sysco Corp.
6.60% 04/01/40	50,000	65,061
Takeda Pharmaceutical Company Ltd.
5.00% 11/26/28	100,000	108,597
Tampa Electric Co.
4.30% 06/15/48	25,000	26,643
Tapestry Inc.
3.05% 03/15/32	25,000	22,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 01/15/32	100,000	95,981
Target Corp.
2.25% 04/15/25	100,000	98,598

See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Teck Resources Ltd.
6.25% 07/15/41	$25,000	$29,940
Telefonica Emisiones S.A.
7.05% 06/20/36	50,000	62,783
TELUS Corp.
4.60% 11/16/48	50,000	55,149
Texas Instruments Inc.
3.88% 03/15/39	50,000	53,044
Textron Inc.
3.90% 09/17/29	50,000	51,070
The Allstate Corp.
4.20% 12/15/46	50,000	53,277
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (e)	50,000	49,834
The Asian Infrastructure Investment Bank
0.25% 09/29/23	35,000	33,931
2.25% 05/16/24	50,000	49,680
The Bank of New York Mellon Corp.
2.50% 01/26/32	100,000	93,518
3.00% 02/24/25	105,000	105,597
The Bank of Nova Scotia
2.70% 08/03/26	100,000	98,036
The Boeing Co.
1.43% 02/04/24	65,000	62,887
2.20% 02/04/26	50,000	47,308
3.20% 03/01/29	50,000	47,723
3.75% 02/01/50	25,000	22,365
4.51% 05/01/23	100,000	101,709
5.71% 05/01/40	50,000	56,005
5.81% 05/01/50	100,000	115,399
The Charles Schwab Corp.
1.95% 12/01/31	50,000	44,260
3.85% 05/21/25	50,000	51,269
The Coca-Cola Co.
2.25% 01/05/32	50,000	46,675
2.50% 06/01/40 - 03/15/51	95,000	81,757
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	14,966
The Dow Chemical Co.
3.60% 11/15/50	50,000	46,542
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	40,865
2.38% 12/01/29	20,000	19,053
3.13% 12/01/49	30,000	28,058
The Georgetown University
2.94% 04/01/50	10,000	8,216
The Goldman Sachs Group Inc.
2.60% 02/07/30	95,000	88,122
3.50% 04/01/25	100,000	100,811
3.63% 02/20/24	50,000	50,659
3.75% 02/25/26	100,000	101,702
4.80% 07/08/44	75,000	83,279
6.25% 02/01/41	50,000	64,558
6.75% 10/01/37	100,000	126,323
The Goldman Sachs Group Inc. (0.66% fixed rate until 09/10/23; 0.51% + SOFR thereafter)
0.66% 09/10/24 (e)	100,000	96,770
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (e)	$30,000	$27,249
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (e)	125,000	128,042
The Hershey Co.
3.38% 05/15/23	50,000	50,549
The Home Depot Inc.
1.88% 09/15/31	20,000	17,867
2.75% 09/15/51	50,000	43,068
3.25% 04/15/32	20,000	20,002
3.30% 04/15/40	50,000	48,225
3.90% 12/06/28	100,000	104,775
4.20% 04/01/43	50,000	53,562
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	10,467
The JM Smucker Co.
3.38% 12/15/27	25,000	25,049
The Kroger Co.
4.50% 01/15/29	50,000	53,302
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	20,107
3.95% 08/01/19	35,000	32,387
The Procter & Gamble Co.
2.45% 11/03/26	75,000	73,962
The Progressive Corp.
4.20% 03/15/48	50,000	53,513
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	103,097
The Southern Co.
4.25% 07/01/36	100,000	101,316
The Timken Co.
4.50% 12/15/28	20,000	20,478
The Toronto-Dominion Bank
0.75% 09/11/25	100,000	92,297
1.95% 01/12/27	50,000	47,391
3.25% 03/11/24	50,000	50,596
The Travelers Companies Inc.
4.00% 05/30/47	50,000	51,209
The Walt Disney Co.
3.35% 03/24/25	50,000	50,700
3.38% 11/15/26	50,000	50,672
6.65% 11/15/37	79,000	105,474
The Williams Companies Inc.
2.60% 03/15/31	75,000	68,995
4.55% 06/24/24	40,000	41,110
5.75% 06/24/44	15,000	17,316
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	18,321
2.80% 10/15/41	20,000	17,871
Time Warner Cable LLC
4.50% 09/15/42	75,000	69,373
T-Mobile USA Inc.
2.70% 03/15/32 (d)	30,000	27,310
3.40% 10/15/52 (d)	50,000	42,711
3.60% 11/15/60	45,000	38,462
3.75% 04/15/27	50,000	50,361
3.88% 04/15/30	100,000	100,420

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Total Capital International S.A.
3.46% 02/19/29	$75,000	$76,163
TotalEnergies Capital International S.A.
3.39% 06/29/60	50,000	46,256
Toyota Motor Credit Corp.
2.90% 04/17/24	150,000	150,825
3.65% 01/08/29	100,000	102,534
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	50,000	52,836
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	28,525
5.10% 03/15/49	25,000	29,259
7.63% 01/15/39	50,000	69,666
Truist Bank
3.20% 04/01/24	50,000	50,571
Truist Financial Corp.
1.95% 06/05/30	25,000	22,562
Tucson Electric Power Co.
4.85% 12/01/48	50,000	56,389
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	53,553
Tyco Electronics Group SA
2.50% 02/04/32	45,000	41,869
Tyson Foods Inc.
4.00% 03/01/26	15,000	15,353
4.88% 08/15/34	45,000	48,586
U.S. Bancorp
3.95% 11/17/25	50,000	51,715
U.S. Bancorp (2.49% fixed rate until 11/03/31; 0.95% + 5 year CMT Rate thereafter)
2.49% 11/03/36 (e)	50,000	44,791
UDR Inc.
4.40% 01/26/29	50,000	52,353
Unilever Capital Corp.
2.90% 05/05/27	50,000	49,698
Union Electric Co.
3.50% 03/15/29	25,000	25,416
3.65% 04/15/45	35,000	33,452
Union Pacific Corp.
2.38% 05/20/31	20,000	18,749
2.80% 02/14/32	15,000	14,421
3.38% 02/14/42	10,000	9,662
3.50% 06/08/23 - 02/14/53	70,000	70,190
3.55% 08/15/39	15,000	14,843
3.84% 03/20/60	30,000	30,332
3.95% 08/15/59	20,000	20,532
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	148,762	152,289
United Parcel Service Inc.
3.75% 11/15/47	50,000	52,401
3.90% 04/01/25	100,000	102,999
UnitedHealth Group Inc.
2.88% 08/15/29	75,000	74,000
3.50% 02/15/24	10,000	10,178
3.70% 12/15/25 - 08/15/49	75,000	76,434
3.75% 10/15/47	25,000	25,383
3.88% 12/15/28	15,000	15,736
4.45% 12/15/48	10,000	11,270
4.63% 07/15/35	45,000	50,384
6.88% 02/15/38	50,000	69,626
	Principal Amount	Fair Value
University of Notre Dame du Lac
3.39% 02/15/48	$25,000	$25,386
Unum Group
4.50% 12/15/49	30,000	27,637
US Bancorp
1.38% 07/22/30	100,000	86,627
Vale Overseas Ltd.
6.88% 11/10/39	50,000	60,982
Valero Energy Corp.
2.85% 04/15/25	7,000	6,916
6.63% 06/15/37	50,000	61,988
VeriSign Inc.
2.70% 06/15/31	30,000	27,508
Verisk Analytics Inc.
4.13% 03/15/29	60,000	61,995
Verizon Communications Inc.
0.75% 03/22/24	35,000	33,876
1.75% 01/20/31	100,000	87,285
2.63% 08/15/26	100,000	97,874
3.70% 03/22/61	95,000	89,118
3.88% 02/08/29	5,000	5,203
4.02% 12/03/29	50,000	51,938
4.33% 09/21/28	34,000	35,888
4.40% 11/01/34	50,000	53,207
5.50% 03/16/47	150,000	186,670
ViacomCBS Inc.
5.85% 09/01/43	100,000	114,656
Virginia Electric & Power Co.
2.88% 07/15/29	100,000	97,457
4.60% 12/01/48	60,000	67,880
Visa Inc.
4.30% 12/14/45	100,000	111,628
VMware Inc.
4.50% 05/15/25	100,000	103,054
Vodafone Group PLC
4.38% 05/30/28	55,000	57,657
5.00% 05/30/38	25,000	27,256
5.25% 05/30/48	50,000	56,277
Vulcan Materials Co.
4.70% 03/01/48	50,000	54,073
Walmart Inc.
1.80% 09/22/31	50,000	45,513
2.65% 09/22/51	50,000	44,513
3.25% 07/08/29	40,000	41,207
3.40% 06/26/23	50,000	50,850
Waste Connections Inc.
3.50% 05/01/29	50,000	50,204
Waste Management Inc.
2.00% 06/01/29	25,000	23,197
Wells Fargo & Co.
4.15% 01/24/29	100,000	103,791
4.40% 06/14/46	50,000	52,106
4.75% 12/07/46	100,000	109,268
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (e)	90,000	87,088
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (e)	50,000	48,274
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 1.09% + SOFR thereafter)
2.41% 10/30/25 (e)	90,000	88,195

See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.43% + SOFR thereafter)
2.88% 10/30/30 (e)	$100,000	$95,183
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (e)	65,000	58,583
Wells Fargo & Co. (3.52% fixed rate until 03/24/27; 1.51% + SOFR thereafter)
3.53% 03/24/28 (e)	55,000	54,927
Welltower Inc.
2.75% 01/15/32	50,000	46,082
3.63% 03/15/24	25,000	25,271
Western Digital Corp.
3.10% 02/01/32	30,000	26,816
Westinghouse Air Brake Technologies Corp.
3.45% 11/15/26	50,000	49,255
Westlake Chemical Corp.
4.38% 11/15/47	50,000	50,524
Westpac Banking Corp.
1.95% 11/20/28	25,000	23,024
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32% 11/23/31 (e)	100,000	100,547
Willis North America Inc.
4.50% 09/15/28	50,000	51,450
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	10,689
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	18,326
WP Carey Inc.
3.85% 07/15/29	50,000	50,575
WR Berkley Corp.
4.00% 05/12/50	20,000	19,617
WRKCo Inc.
4.90% 03/15/29	50,000	53,863
Xcel Energy Inc.
0.50% 10/15/23	80,000	77,486
Xilinx Inc.
2.38% 06/01/30	50,000	46,456
Zoetis Inc.
3.00% 05/15/50	70,000	62,408
		50,275,821
Non-Agency Collateralized Mortgage Obligations - 0.1%
BANK 2017-BNK5
3.13% 06/15/60	250,000	246,109
BANK 2019-BNK20
3.01% 09/15/62	50,000	48,811
BANK 2019-BNK22
2.98% 11/15/62	50,000	48,664
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	52,525
BBCMS Mortgage Trust 2021-C12
2.69% 11/15/54	150,000	141,713
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	141,102
Citigroup Commercial Mortgage Trust
4.03% 05/10/47	100,000	100,976
	Principal Amount	Fair Value
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	$200,000	$202,181
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	148,975
GS Mortgage Securities Trust
2.78% 10/10/49	63,950	63,426
3.97% 02/10/52	50,000	51,595
JPMBB Commercial Mortgage Securities Trust
3.41% 03/15/50	108,764	108,130
3.80% 09/15/47	75,000	75,704
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	150,511
UBS Commercial Mortgage Trust
4.07% 12/15/51	81,068	82,633
Wells Fargo Commercial Mortgage Trust
3.73% 05/15/52	175,000	178,310
WFRBS Commercial Mortgage Trust
4.02% 12/15/46	35,000	35,428
		1,876,793
Sovereign Bonds - 0.2%
Export-Import Bank of Korea
1.13% 12/29/26	200,000	184,588
FMS Wertmanagement
2.75% 01/30/24	100,000	100,703
Government of Chile
3.50% 01/25/50	100,000	91,629
Government of Hungary
5.38% 03/25/24	100,000	104,731
Government of Indonesia
3.05% 03/12/51	100,000	90,765
4.75% 02/11/29	100,000	110,399
Government of Israel
3.88% 07/03/50	100,000	103,222
Government of Italy
2.88% 10/17/29	100,000	94,521
Government of Mexico
4.75% 03/08/44	52,000	51,276
6.05% 01/11/40	130,000	147,715
Government of Panama
3.75% 03/16/25	100,000	101,907
6.70% 01/26/36	75,000	92,728
Government of Peru
3.00% 01/15/34	29,000	27,200
3.55% 03/10/51	25,000	23,390
3.60% 01/15/72	25,000	21,599
6.55% 03/14/37	47,000	59,563
7.35% 07/21/25	100,000	113,307
Government of Philippines
2.46% 05/05/30	200,000	190,250
2.95% 05/05/45	100,000	86,571
Government of Uruguay
4.38% 01/23/31	50,000	54,359
Japan Bank for International Cooperation
0.50% 04/15/24	200,000	191,968
2.88% 07/21/27	100,000	100,530
Korea International Bond
1.75% 10/15/31	100,000	92,372
2.50% 06/19/29	100,000	99,222

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022
	Principal Amount	Fair Value
Mexico Government International Bond
4.40% 02/12/52	$200,000	$184,208
Province of Alberta Canada
2.95% 01/23/24	75,000	75,694
Province of Ontario Canada
0.63% 01/21/26	100,000	92,625
1.80% 10/14/31	50,000	46,014
Province of Quebec Canada
0.60% 07/23/25	100,000	93,526
Svensk Exportkredit AB
0.50% 11/10/23	125,000	121,432
The Korea Development Bank
2.13% 10/01/24	100,000	98,779
		3,046,793
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	119,778
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	115,989
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	96,413
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	109,229
Dallas Area Rapid Transit
5.02% 12/01/48	50,000	59,471
Los Angeles Department of Water & Power
6.60% 07/01/50	90,000	132,434
Los Angeles Unified School District
5.76% 07/01/29	110,000	124,997
New York City Water & Sewer System
6.01% 06/15/42	50,000	67,287
New York State Dormitory Authority
3.14% 07/01/43	50,000	47,263
New York State Urban Development Corp.
3.90% 03/15/33	25,000	25,739
North Texas Tollway Authority
6.72% 01/01/49	100,000	148,095
Port Authority of New York & New Jersey
5.31% 08/01/46	125,000	131,138
	Principal Amount	Fair Value
Sales Tax Securitization Corp.
4.64% 01/01/40	$25,000	$27,901
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	65,933
State of California
2.50% 10/01/29	100,000	95,812
7.60% 11/01/40	50,000	76,065
Texas Transportation Commission
2.56% 04/01/42	80,000	69,347
University of California
4.60% 05/15/31	100,000	107,107
6.58% 05/15/49	100,000	137,498
		1,757,496
Total Bonds and Notes (Cost $269,287,385)		266,040,207

	Number of Shares
Exchange Traded & Mutual Funds - 15.1%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,724,349	30,417,516
SPDR Gold Shares (g)	216,579	39,124,996
SPDR Portfolio Long Term Corporate Bond ETF (g)	2,619,379	72,792,543
SPDR Portfolio Long Term Treasury ETF (g)	2,852,000	107,862,640
Total Exchange Traded & Mutual Funds (Cost $261,568,688)		250,197,695
Total Investments in Securities (Cost $1,549,594,821)		1,585,489,316
Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (g)(h) (Cost $78,250,553)	78,250,553	78,250,553
Total Investments (Cost $1,627,845,374)		1,663,739,869
Liabilities in Excess of Other Assets, net - (0.1)%		(1,318,117)
NET ASSETS - 100.0%		$1,662,421,752

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	2	$425,397	$453,075	$27,678
E-Mini Russell 2000 Index Futures	June 2022	17	1,678,025	1,756,440	78,415
MSCI Emerging Markets Index Futures	June 2022	50	2,664,154	2,813,750	149,596
MSCI EAFE Mini Index Futures	June 2022	91	9,217,902	9,757,020	539,118
S&P/Toronto Stock Exchange 60 Index	June 2022	6	1,239,951	1,265,378	25,427
					$820,234
See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $11,147,470 or 0.67% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(e)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$637,150,547	$63,301	$—	$637,213,848
Foreign Equity	265,612,613	166,424,953	—(a)	432,037,566
U.S. Treasuries	—	145,436,413	—	145,436,413
Agency Mortgage Backed	—	61,339,864	—	61,339,864
Agency Collateralized Mortgage Obligations	—	1,745,327	—	1,745,327
Asset Backed	—	561,700	—	561,700
Corporate Notes	—	50,275,821	—	50,275,821
Non-Agency Collateralized Mortgage Obligations	—	1,876,793	—	1,876,793
Sovereign Bonds	—	3,046,793	—	3,046,793
Municipal Bonds and Notes	—	1,757,496	—	1,757,496
Exchange Traded & Mutual Funds	250,197,695	—	—	250,197,695
Short-Term Investments	78,250,553	—	—	78,250,553
Total Investments in Securities	$1,231,211,408	$432,528,461	$—	$1,663,739,869
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$820,234	$—	$—	$820,234

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

The Fund was invested in the following countries/territories at March 31, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	73.29%
Japan	3.47%
United Kingdom	2.42%
China	2.22%
Canada	2.19%
Switzerland	1.78%
France	1.61%
Germany	1.28%
Australia	1.27%
Taiwan	1.25%
India	1.03%
South Korea	1.02%
Netherlands	0.80%
Hong Kong	0.59%
Sweden	0.53%
Ireland	0.53%
Brazil	0.46%
Denmark	0.41%
Spain	0.37%
Saudi Arabia	0.33%
South Africa	0.31%
Italy	0.31%
Singapore	0.24%
Mexico	0.22%
Finland	0.18%
Thailand	0.16%
Indonesia	0.15%
Belgium	0.13%
Israel	0.13%
Norway	0.13%
Supranational	0.13%
Malaysia	0.12%
UAE	0.11%
Bermuda	0.09%
Philippines	0.08%
Qatar	0.08%
Luxembourg	0.06%
Chile	0.06%
Kuwait	0.06%
Poland	0.06%
Peru	0.04%
New Zealand	0.04%
Austria	0.04%
Portugal	0.03%
Puerto Rico	0.02%
Hungary	0.02%
Turkey	0.02%
Greece	0.02%
Colombia	0.02%
Panama	0.01%
Czech	0.01%
Isle Of Man	0.01%
Cayman Islands	0.01%
Uruguay	0.01%
Monaco	0.01%
Jersey	0.01%
Macau	0.01%
Jordan	0.01%
Romania	0.00%***
Guernsey	0.00%***
Egypt	0.00%***
Bahamas	0.00%***
Republic of Korea	0.00%***
Russian Federation	0.00%***
Cyprus	0.00%***
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	15.04%	0.00%	15.04%
Diversified Banks	0.79%	3.09%	3.88%
Pharmaceuticals	1.26%	1.50%	2.76%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

Industry	Domestic	Foreign	Total
Technology Hardware, Storage & Peripherals	2.12%	0.51%	2.63%
Semiconductors	1.69%	0.89%	2.58%
Systems Software	2.20%	0.04%	2.24%
Interactive Media & Services	1.70%	0.46%	2.16%
Internet & Direct Marketing Retail	1.15%	0.53%	1.68%
Application Software	1.23%	0.29%	1.52%
Automobile Manufacturers	0.79%	0.67%	1.46%
Biotechnology	1.16%	0.20%	1.36%
Integrated Oil & Gas	0.53%	0.75%	1.28%
Healthcare Equipment	0.88%	0.35%	1.23%
Data Processing & Outsourced Services	1.02%	0.12%	1.14%
Regional Banks	1.03%	0.05%	1.08%
Electric Utilities	0.58%	0.40%	0.98%
Packaged Foods & Meats	0.32%	0.65%	0.97%
Oil & Gas Exploration & Production	0.64%	0.16%	0.80%
Life Sciences Tools & Services	0.62%	0.17%	0.79%
Industrial Machinery	0.46%	0.32%	0.78%
Aerospace & Defense	0.55%	0.20%	0.75%
Life & Health Insurance	0.18%	0.57%	0.75%
Semiconductor Equipment	0.31%	0.43%	0.74%
Integrated Telecommunication Services	0.29%	0.43%	0.72%
IT Consulting & Other Services	0.19%	0.51%	0.70%
Apparel, Accessories & Luxury Goods	0.06%	0.59%	0.65%
Specialty Chemicals	0.33%	0.32%	0.65%
Multi-Sector Holdings	0.49%	0.10%	0.59%
Diversified Metals & Mining	0.02%	0.57%	0.59%
Industrial Conglomerates	0.27%	0.31%	0.58%
Managed Healthcare	0.57%	0.01%	0.58%
Asset Management & Custody Banks	0.39%	0.19%	0.58%
Financial Exchanges & Data	0.36%	0.18%	0.54%
Property & Casualty Insurance	0.29%	0.26%	0.55%
Electrical Components & Equipment	0.35%	0.18%	0.53%
Restaurants	0.41%	0.11%	0.52%
Railroads	0.25%	0.27%	0.52%
Household Products	0.41%	0.10%	0.51%
Trading Companies & Distributors	0.20%	0.30%	0.50%
Soft Drinks	0.42%	0.06%	0.48%
Specialized REITs	0.46%	0.00%	0.46%
Movies & Entertainment	0.40%	0.06%	0.46%
Hypermarkets & Super Centers	0.38%	0.08%	0.46%
Building Products	0.23%	0.21%	0.44%
Multi-Utilities	0.27%	0.16%	0.43%
See Notes to Schedule of Investments.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

Industry	Domestic	Foreign	Total
Investment Banking & Brokerage	0.35%	0.07%	0.42%
Wireless Telecommunication Services	0.07%	0.35%	0.42%
Personal Products	0.10%	0.32%	0.42%
Research & Consulting Services	0.20%	0.20%	0.40%
Multi-Line Insurance	0.08%	0.33%	0.41%
Communications Equipment	0.32%	0.06%	0.38%
Steel	0.12%	0.26%	0.38%
Electronic Components	0.11%	0.25%	0.36%
Healthcare Services	0.32%	0.04%	0.36%
Home Improvement Retail	0.35%	0.01%	0.36%
Food Retail	0.06%	0.30%	0.36%
Tobacco	0.19%	0.16%	0.35%
Oil & Gas Refining & Marketing	0.14%	0.21%	0.35%
Construction Machinery & Heavy Trucks	0.22%	0.13%	0.35%
Oil & Gas Storage & Transportation	0.14%	0.19%	0.33%
Air Freight & Logistics	0.21%	0.12%	0.33%
Construction & Engineering	0.16%	0.17%	0.33%
Commodity Chemicals	0.09%	0.22%	0.31%
Consumer Finance	0.24%	0.05%	0.29%
Electronic Equipment & Instruments	0.15%	0.14%	0.29%
Interactive Home Entertainment	0.09%	0.20%	0.29%
Industrial REITs	0.22%	0.07%	0.29%
Cable & Satellite	0.25%	0.03%	0.28%
Hotels, Resorts & Cruise Lines	0.23%	0.05%	0.28%
Retail REITs	0.20%	0.07%	0.27%
Gold	0.06%	0.21%	0.27%
Distillers & Vintners	0.04%	0.22%	0.26%
Internet Services & Infrastructure	0.17%	0.09%	0.26%
Healthcare Supplies	0.13%	0.11%	0.24%
Auto Parts & Equipment	0.10%	0.13%	0.23%
General Merchandise Stores	0.15%	0.08%	0.23%
Casinos & Gaming	0.11%	0.11%	0.22%
Residential REITs	0.21%	0.00%	0.21%
Gas Utilities	0.09%	0.12%	0.21%
Trucking	0.18%	0.03%	0.21%
Apparel Retail	0.14%	0.07%	0.21%
Construction Materials	0.05%	0.15%	0.20%
Fertilizers & Agricultural Chemicals	0.09%	0.10%	0.19%
Insurance Brokers	0.17%	0.02%	0.19%
Home Building	0.14%	0.05%	0.19%
Consumer Electronics	0.02%	0.17%	0.19%
Automotive Retail	0.15%	0.03%	0.18%
Healthcare Facilities	0.13%	0.05%	0.18%
Thrifts & Mortgage Finance	0.12%	0.06%	0.18%
Footwear	0.16%	0.01%	0.17%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

Industry	Domestic	Foreign	Total
Oil & Gas Equipment & Services	0.16%	0.01%	0.17%
Environmental & Facilities Services	0.15%	0.02%	0.17%
Brewers	0.01%	0.16%	0.17%
Diversified Capital Markets	0.00%	0.17%	0.17%
Human Resource & Employment Services	0.09%	0.08%	0.17%
Office REITs	0.13%	0.03%	0.16%
Diversified REITs	0.09%	0.06%	0.15%
Healthcare Technology	0.14%	0.02%	0.16%
Agricultural & Farm Machinery	0.11%	0.04%	0.15%
Real Estate Operating Companies	0.01%	0.14%	0.15%
Health Care REITs	0.14%	0.00%	0.14%
Diversified Real Estate Activities	0.01%	0.13%	0.14%
Marine	0.02%	0.11%	0.13%
Diversified Chemicals	0.01%	0.12%	0.13%
Airlines	0.09%	0.04%	0.13%
Specialty Stores	0.11%	0.02%	0.13%
Industrial Gases	0.04%	0.08%	0.12%
Healthcare Distributors	0.10%	0.02%	0.12%
Mortgage REITs	0.12%	0.00%	0.12%
Real Estate Development	0.00%	0.12%	0.12%
Electronic Manufacturing Services	0.04%	0.07%	0.11%
Reinsurance	0.01%	0.10%	0.11%
Other Diversified Financial Services	0.03%	0.08%	0.11%
Leisure Products	0.07%	0.04%	0.11%
Copper	0.06%	0.05%	0.11%
Advertising	0.05%	0.06%	0.11%
Diversified Support Services	0.08%	0.02%	0.10%
Paper Packaging	0.06%	0.03%	0.09%
Water Utilities	0.06%	0.03%	0.09%
Broadcasting	0.08%	0.01%	0.09%
Real Estate Services	0.08%	0.01%	0.09%
Agricultural Products	0.07%	0.02%	0.09%
Heavy Electrical Equipment	0.02%	0.07%	0.09%
Food Distributors	0.08%	0.01%	0.09%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Coal & Consumable Fuels	0.02%	0.06%	0.08%
Renewable Electricity	0.02%	0.05%	0.07%
Aluminum	0.03%	0.05%	0.08%
Metal & Glass Containers	0.07%	0.01%	0.08%
Independent Power Producers & Energy Traders	0.03%	0.04%	0.07%
Leisure Facilities	0.03%	0.04%	0.07%
Education Services	0.06%	0.01%	0.07%
Paper Products	0.01%	0.06%	0.07%
Tires & Rubber	0.01%	0.05%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Department Stores	0.03%	0.03%	0.06%
See Notes to Schedule of Investments.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

Industry	Domestic	Foreign	Total
Technology Distributors	0.05%	0.01%	0.06%
Household Appliances	0.03%	0.03%	0.06%
Airport Services	0.00%	0.05%	0.05%
Alternative Carriers	0.04%	0.00%	0.04%
Drug Retail	0.03%	0.02%	0.05%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Publishing	0.03%	0.01%	0.04%
Distributors	0.04%	0.00%	0.04%
Security & Alarm Services	0.02%	0.02%	0.04%
Home Furnishing Retail	0.02%	0.01%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Specialized Consumer Services	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Commercial Printing	0.01%	0.01%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Forest Products	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Silver	0.01%	0.01%	0.02%
Housewares & Specialties	0.01%	0.00%	0.01%
Textiles	0.00%	0.00%	0.00%***
			79.31%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.74%
Agency Mortgage Backed	3.69%
Corporate Notes	3.02%
Sovereign Bonds	0.18%
Non-Agency Collateralized Mortgage Obligations	0.11%
Municipal Bonds and Notes	0.11%
Agency Collateralized Mortgage Obligations	0.11%
Asset Backed	0.03%
15.99%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	4.70%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2022

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	162,526	$17,645,448	$89,110,263	$103,614,270	$(3,236,551)	$95,110	—	$—	$438,440
SPDR Gold Shares	—	—	38,218,614	—	—	906,382	216,579	39,124,996	—
SPDR Portfolio Long Term Corporate Bond ETF	2,247,586	70,754,007	13,077,550	1,890,626	(293,317)	(8,855,071)	2,619,379	72,792,543	431,452
SPDR Portfolio Long Term Treasury ETF	1,659,803	69,960,696	56,178,813	7,942,096	(635,103)	(9,699,670)	2,852,000	107,862,640	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	81,590,671	81,590,671	297,729,921	301,070,039	—	—	78,250,553	78,250,553	12,523
TOTAL		$239,950,822	$494,315,161	$414,517,031	$(4,164,971)	$(17,553,249)		$298,030,732	$882,415
See Notes to Schedule of Investments.
114	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2022
	Number of Shares	Fair Value
Common Stock (REITs) - 99.8% †
Alternate Housing - 9.4%
American Campus Communities Inc.	7,278	$407,350
American Homes 4 Rent, Class A	15,219	609,216
Invitation Homes Inc.	26,510	1,065,172
Sun Communities Inc.	5,263	922,551
		3,004,289
Data Center - 9.6%
Digital Realty Trust Inc.	7,860	1,114,548
Equinix Inc.	2,605	1,931,920
		3,046,468
Diversified - 0.9%
Veris Residential Inc. (a)	16,750	291,282
Healthcare - 9.8%
Diversified Healthcare Trust	11,232	35,942
Medical Properties Trust Inc.	22,650	478,821
Omega Healthcare Investors Inc.	7,040	219,367
Sabra Health Care REIT Inc.	20,360	303,161
Ventas Inc.	19,228	1,187,521
Welltower Inc.	9,230	887,372
		3,112,184
Hotel - 3.8%
Apple Hospitality REIT Inc.	9,170	164,785
Host Hotels & Resorts Inc.	20,521	398,723
Park Hotels & Resorts Inc.	11,301	220,709
Sunstone Hotel Investors Inc. (a)	6,760	79,633
Xenia Hotels & Resorts Inc. (a)	17,488	337,343
		1,201,193
Industrial - 16.2%
Americold Realty Trust	12,991	362,189
Duke Realty Corp.	17,146	995,497
First Industrial Realty Trust Inc.	7,710	477,326
Prologis Inc.	16,580	2,677,338
Rexford Industrial Realty Inc.	8,570	639,236
		5,151,586
Multifamily - 13.7%
AvalonBay Communities Inc.	5,340	1,326,296
Equity Residential	13,910	1,250,787
Mid-America Apartment Communities Inc.	4,291	898,750
UDR Inc.	15,402	883,613
		4,359,446
Net Lease - 4.9%
Agree Realty Corp.	11,570	767,785
Four Corners Property Trust Inc.	5,993	162,051
Realty Income Corp.	7,845	543,659
Spirit Realty Capital Inc.	1,818	83,664
		1,557,159
Office - 9.0%
Alexandria Real Estate Equities Inc.	4,098	824,722
Cousins Properties Inc.	11,096	447,058
Empire State Realty Trust Inc., Class A	10,793	105,987
	Number of Shares	Fair Value
Hudson Pacific Properties Inc.	12,350	$342,713
JBG SMITH Properties	12,541	366,448
Kilroy Realty Corp.	9,430	720,641
WeWork Inc., Class A (a)	6,854	46,744
		2,854,313
Regional Malls - 2.9%
Simon Property Group Inc.	7,050	927,498
Self Storage - 9.3%
Extra Space Storage Inc.	2,240	460,544
Life Storage Inc.	7,000	983,010
Public Storage	3,882	1,515,067
		2,958,621
Shopping Centers - 5.1%
Acadia Realty Trust	17,242	373,634
Brixmor Property Group Inc.	27,938	721,080
Phillips Edison & Company Inc.	7,964	273,882
RPT Realty	17,740	244,280
		1,612,876
Specialty - 5.2%
American Tower Corp.	710	178,366
MGM Growth Properties LLC, Class A	11,710	453,177
Outfront Media Inc.	11,970	340,307
SBA Communications Corp.	550	189,255
VICI Properties Inc.	17,960	511,142
		1,672,247
Total Common Stock (REITs) (Cost $26,654,164)		31,749,162
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c) (Cost $231,144)	231,144	231,144
Total Investments (Cost $26,885,308)		31,980,306
Liabilities in Excess of Other Assets, net - (0.5)%		(161,449)
NET ASSETS - 100.0%		$31,818,857
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	115

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2022

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$31,749,162	$—	$—	$31,749,162
Short-Term Investments	231,144	—	—	231,144
Total Investments in Securities	$31,980,306	$—	$—	$31,980,306

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	312,731	$312,731	$3,463,797	$3,545,384	$—	$—	231,144	$231,144	$18
See Notes to Schedule of Investments.
116	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted
117

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31, 2022, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Credit Default Swaps
During the period ended March 31, 2022, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the
118

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
119